UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Reza Pishva

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 2, 2025 (Accession Number 0001193125-25-000559) (the “Original Filing”) and amended on January 27, 2025 (Accession Number 0001193125-25-013208) (the “Amended Filing). This Amendment is filed solely to correct the response to Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Except as set forth above, the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing or the Amended Filing.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$90	0.95%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
Bloomberg US Treasury Bills 1-Month Index
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/23	10,000	10,000	10,000
10/24	10,686	10,537	10,336

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	6.86%
Bloomberg US Aggregate Bond Index	5.37%
Bloomberg US Treasury Bills 1-Month Index	3.36%

Fund Statistics

  Total Net Assets (000)$580,528
  # of Portfolio Holdings376
  Investment Advisory, net of waivers (000)$1,614
  Portfolio Turnover Rate188%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	10.44%
3-5 Years	11.43%
5-10 Years	33.51%
>10 Years	37.42%
Other	54.57%

Credit RatingFootnote Reference* (as % of investments)

AAA	14.49%
AA	5.12%
A	15.87%
BBB	27.29%
BB	20.50%
B	5.84%
Below B	1.03%
Unrated	9.80%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Absolute Return Bond Fund

Adviser Class - PYABX

Annual Shareholder Report - October 31, 2024

PYABX-AR2024

Payden Absolute Return Bond Fund

Investor Class - PYARX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$73	0.70%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
Bloomberg US Treasury Bills 1-Month Index
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
11/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/14	100,000	100,000	100,000
10/15	100,970	102,040	100,010
10/16	104,322	106,499	100,140
10/17	107,890	107,458	100,611
10/18	109,400	105,255	101,697
10/19	114,794	117,370	103,253
10/20	116,206	124,635	103,739
10/21	119,948	124,037	103,770
10/22	113,567	104,588	104,351
10/23	121,437	104,964	107,773
10/24	131,686	116,038	111,729

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/6/2014
Investor Class	8.44%	2.78%	31.69%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	16.02%
Bloomberg US Treasury Bills 1-Month Index	3.67%	1.59%	11.72%

Fund Statistics

  Total Net Assets (000)$580,528
  # of Portfolio Holdings376
  Investment Advisory, net of waivers (000)$1,614
  Portfolio Turnover Rate188%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	10.44%
3-5 Years	11.43%
5-10 Years	33.51%
>10 Years	37.42%
Other	54.57%

Credit RatingFootnote Reference* (as % of investments)

AAA	14.49%
AA	5.12%
A	15.87%
BBB	27.29%
BB	20.50%
B	5.84%
Below B	1.03%
Unrated	9.80%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Absolute Return Bond Fund

Investor Class - PYARX

Annual Shareholder Report - October 31, 2024

PYARX-AR2024

Payden Absolute Return Bond Fund

SI Class - PYAIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Absolute Return Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$49	0.47%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that a combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund chose to increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
Bloomberg US Treasury Bills 1-Month Index
$13,500,000
$13,000,000
$12,500,000
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
11/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	Bloomberg US Treasury Bills 1-Month Index
11/14	10,000,000	10,000,000	10,000,000
10/15	10,120,000	10,204,000	10,001,000
10/16	10,471,164	10,649,915	10,014,001
10/17	10,834,513	10,745,764	10,061,067
10/18	11,002,448	10,525,476	10,169,727
10/19	11,585,578	11,736,958	10,325,323
10/20	11,753,569	12,463,476	10,373,852
10/21	12,160,242	12,403,651	10,376,965
10/22	11,540,070	10,458,759	10,435,076
10/23	12,366,339	10,496,410	10,777,346
10/24	13,453,340	11,603,781	11,172,875

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/6/2014
SI Class	8.79%	3.03%	34.52%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	16.02%
Bloomberg US Treasury Bills 1-Month Index	3.67%	1.59%	11.72%

Fund Statistics

  Total Net Assets (000)$580,528
  # of Portfolio Holdings376
  Investment Advisory, net of waivers (000)$1,614
  Portfolio Turnover Rate188%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	8.02%
Brazil Letras do Tesouro Nacional	4.86%
Freddie Mac STACR REMIC Trust	3.29%
U.S. Treasury Bill	2.92%
Wells Fargo & Co.	1.43%
OBX Trust	1.32%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
BX Commercial Mortgage Trust	1.24%
Santander Bank Auto Credit-Linked Notes	1.20%

Portfolio Composition (as % of investments)

Corporate Bond	31%
Asset Backed	28%
Mortgage Backed	20%
Foreign Government	12%
Bank Loans	3%
Other	6%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	10.44%
3-5 Years	11.43%
5-10 Years	33.51%
>10 Years	37.42%
Other	54.57%

Credit RatingFootnote Reference* (as % of investments)

AAA	14.49%
AA	5.12%
A	15.87%
BBB	27.29%
BB	20.50%
B	5.84%
Below B	1.03%
Unrated	9.80%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Absolute Return Bond Fund

SI Class - PYAIX

Annual Shareholder Report - October 31, 2024

PYAIX-AR2024

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund. It outlines performance and positional information.

The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$66	0.70%

How did the fund perform last year?

The largest driver of performance was movement in market yields. Municipal yields declined dramatically early in the fiscal year as the Federal Reserve Board signaled a near term path towards lower policy rates. The Fund’s intermediate duration positioning benefitted from lower yields as prices increased, contributing to total performance that exceeded earned income. Additional contributions to performance came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector. Active management of taxable securities throughout the year allowed the Fund to take advantage of changes in the relationship between taxable and tax-exempt yields. Revenue sectors outperformed General Obligations overall with affordable housing securities outperforming further due to higher yields and sector specific spread compression and lower coupon securities, priced at discount prices, outperformed as yields moved lower.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg Municipal Bond Index
Bloomberg 7-Year Municipal Bond Index
Bloomberg California Intermediate Municipal Bond Index
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg Municipal Bond Index	Bloomberg 7-Year Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
11/23	10,000	10,000	10,000	10,000
10/24	10,385	10,341	10,265	10,245

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	3.85%
Bloomberg Municipal Bond Index	3.41%
Bloomberg 7-Year Municipal Bond Index	2.65%
Bloomberg California Intermediate Municipal Bond Index	2.45%

Fund Statistics

  Total Net Assets (000)$162,511
  # of Portfolio Holdings112
  Investment Advisory, net of waivers (000)$132
  Portfolio Turnover Rate89%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Los Angeles Unified School District	6.99%
U.S. Treasury Note	6.67%
Los Angeles County Public Works Financing Authority	6.66%
State of California	5.97%
California Health Facilities Financing Authority	5.16%
California Community Choice Financing Authority	4.85%
City of Los Angeles Department of Airports	3.40%
California Housing Finance Agency	3.06%
Sacramento Area Flood Control Agency	2.88%
San Diego County Regional Transportation Commission	2.83%

Portfolio Composition (as % of investments)

General Obligation	49%
Revenue	43%
U.S. Treasury	7%
Investment Company	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.22%
3-5 Years	1.19%
5-10 Years	17.80%
>10 Years	72.30%
Other	(10.71)%

Credit RatingFootnote Reference* (as % of investments)

AAA	27.99%
AA	57.39%
A	8.79%
BBB	3.15%
Unrated	2.68%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden California Municipal Social Impact Fund

Adviser Class - PYCLX

Annual Shareholder Report - October 31, 2024

PYCLX-AR2024

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden California Municipal Social Impact Fund. It outlines performance and positional information.

The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

How did the fund perform last year?

The largest driver of performance was movement in market yields. Municipal yields declined dramatically early in the fiscal year as the Federal Reserve Board signaled a near term path towards lower policy rates. The Fund’s intermediate duration positioning benefitted from lower yields as prices increased, contributing to total performance that exceeded earned income. Additional contributions to performance came from an allocation to taxable securities, and a higher allocation to revenue sectors including the affordable housing sector. Active management of taxable securities throughout the year allowed the Fund to take advantage of changes in the relationship between taxable and tax-exempt yields. Revenue sectors outperformed General Obligations overall with affordable housing securities outperforming further due to higher yields and sector specific spread compression and lower coupon securities, priced at discount prices, outperformed as yields moved lower.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg Municipal Bond Index
Bloomberg 7-Year Municipal Bond Index
Bloomberg California Intermediate Municipal Bond Index
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg Municipal Bond Index	Bloomberg 7-Year Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index
10/14	100,000	100,000	100,000	100,000
10/15	101,870	102,870	102,710	102,780
10/16	105,150	107,047	106,028	105,689
10/17	107,548	109,391	107,862	107,454
10/18	107,128	108,833	106,848	106,583
10/19	117,005	119,085	115,983	115,249
10/20	121,569	123,360	120,820	119,985
10/21	124,462	126,617	122,342	120,705
10/22	113,111	111,448	111,197	109,721
10/23	117,126	114,390	113,665	112,113
10/24	127,574	125,486	122,043	120,219

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	8.92%	1.74%	2.46%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.29%
Bloomberg 7-Year Municipal Bond Index	7.37%	1.02%	2.01%
Bloomberg California Intermediate Municipal Bond Index	7.23%	0.85%	1.86%

Fund Statistics

  Total Net Assets (000)$162,511
  # of Portfolio Holdings112
  Investment Advisory, net of waivers (000)$132
  Portfolio Turnover Rate89%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Los Angeles Unified School District	6.99%
U.S. Treasury Note	6.67%
Los Angeles County Public Works Financing Authority	6.66%
State of California	5.97%
California Health Facilities Financing Authority	5.16%
California Community Choice Financing Authority	4.85%
City of Los Angeles Department of Airports	3.40%
California Housing Finance Agency	3.06%
Sacramento Area Flood Control Agency	2.88%
San Diego County Regional Transportation Commission	2.83%

Portfolio Composition (as % of investments)

General Obligation	49%
Revenue	43%
U.S. Treasury	7%
Investment Company	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.22%
3-5 Years	1.19%
5-10 Years	17.80%
>10 Years	72.30%
Other	(10.71)%

Credit RatingFootnote Reference* (as % of investments)

AAA	27.99%
AA	57.39%
A	8.79%
BBB	3.15%
Unrated	2.68%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden California Municipal Social Impact Fund

Investor Class - PYCRX

Annual Shareholder Report - October 31, 2024

PYCRX-AR2024

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Cash Reserves Money Market Fund. It outlines performance and positional information.

The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal and liquidity.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$26	0.25%

How did the fund perform last year?

At the Federal Open Market Committee meeting in December 2023, the Chairman signaled a softening of its tight monetary policy leading bond yields lower. Shorter duration positioning underperformed as yields moved lower, but rates reversed course allowing the strategy to take advantage of higher yields. In September 2024, the Federal Reserve Board delivered a 50 basis point rate cut. The market has priced two 25 basis point rate cuts for the remainder of the calendar year.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
Lipper Government Money Market Average
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	Lipper Government Money Market Average
10/14	10,000	10,000	10,000
10/15	10,001	10,196	10,001
10/16	10,010	10,642	10,005
10/17	10,063	10,737	10,030
10/18	10,207	10,517	10,132
10/19	10,421	11,728	10,305
10/20	10,481	12,454	10,348
10/21	10,483	12,394	10,350
10/22	10,565	10,451	10,420
10/23	11,047	10,488	10,873
10/24	11,622	11,595	11,401

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	5.20%	2.20%	1.51%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Lipper Government Money Market Average	4.86%	2.04%	1.32%

Fund Statistics

  Total Net Assets (000)$482,687
  # of Portfolio Holdings37
  Investment Advisory, net of waivers (000)$110
  Portfolio Turnover Rate0%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	43.47%
Citigroup Tri Party	9.34%
Mitsubishi UFJ Financial Group	9.33%
U.S. Treasury Floating Rate Notes	9.33%
Bank of Montreal Tri Party	9.13%
CIBC World Markets Tri Party	6.22%
FHLB	3.94%
FFCB Funding Corp.	3.01%
Goldman Sachs Tri Party	2.07%
FHLMC Multifamily Structured Pass-Through Certificates	1.76%

Portfolio Composition (as % of investments)

U.S. Treasury	53%
Repurchase Agreements	36%
U.S. Government Agency	7%
Mortgage Backed	3%
Investment Company	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	99.12%
>10 Years	0.84%
Other	-%

Credit RatingFootnote Reference* (as % of investments)

AAA	99.96%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Cash Reserves Money Market Fund

Investor Class - PBHXX

Annual Shareholder Report - October 31, 2024

PBHXX-AR2024

Payden Core Bond Fund

Adviser Class - PYCWX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$83	0.78%

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index
10/14	10,000	10,000
10/15	10,149	10,196
10/16	10,639	10,642
10/17	10,916	10,737
10/18	10,684	10,517
10/19	11,767	11,728
10/20	12,299	12,454
10/21	12,412	12,394
10/22	10,339	10,451
10/23	10,458	10,488
10/24	11,710	11,595

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	11.97%	-0.10%	1.59%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

Fund Statistics

  Total Net Assets (000)$909,116
  # of Portfolio Holdings350
  Investment Advisory, net of waivers (000)$1,865
  Portfolio Turnover Rate69%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.22%
3-5 Years	6.43%
5-10 Years	26.93%
>10 Years	53.22%
Other	(31.63)%

Credit RatingFootnote Reference* (as % of investments)

AAA	49.68%
AA	5.40%
A	9.39%
BBB	24.08%
BB	5.49%
B	2.08%
Unrated	3.88%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Core Bond Fund

Adviser Class - PYCWX

Annual Shareholder Report - October 31, 2024

PYCWX-AR2024

Payden Core Bond Fund

Investor Class - PYCBX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$56	0.53%

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index
10/14	100,000	100,000
10/15	101,730	101,960
10/16	106,888	106,416
10/17	110,030	107,373
10/18	107,962	105,172
10/19	119,146	117,278
10/20	124,818	124,537
10/21	126,253	123,939
10/22	105,510	104,506
10/23	106,639	104,882
10/24	119,723	115,947

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	12.27%	0.09%	1.81%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

Fund Statistics

  Total Net Assets (000)$909,116
  # of Portfolio Holdings350
  Investment Advisory, net of waivers (000)$1,865
  Portfolio Turnover Rate69%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.22%
3-5 Years	6.43%
5-10 Years	26.93%
>10 Years	53.22%
Other	(31.63)%

Credit RatingFootnote Reference* (as % of investments)

AAA	49.68%
AA	5.40%
A	9.39%
BBB	24.08%
BB	5.49%
B	2.08%
Unrated	3.88%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Core Bond Fund

Investor Class - PYCBX

Annual Shareholder Report - October 31, 2024

PYCBX-AR2024

Payden Core Bond Fund

SI Class - PYCSX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Core Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$45	0.42%

How did the fund perform last year?

The Fund held a yield advantage through overweight positions in credit with an emphasis on the higher quality and liquid parts of the credit market. This positioning reflected our belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to securitized debt, agency MBS, and investment grade corporates as the main contributors. The Fund adjusted rate positioning over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
$11,750,000
$11,500,000
$11,250,000
$11,000,000
$10,750,000
$10,500,000
$10,250,000
$10,000,000
$9,750,000
$9,500,000
01/18
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index
01/18	10,000,000	10,000,000
10/18	9,825,000	9,854,000
10/19	10,855,643	10,988,195
10/20	11,385,398	11,668,365
10/21	11,529,992	11,612,357
10/22	9,643,686	9,791,539
10/23	9,755,552	9,826,789
10/24	10,963,290	10,863,515

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 1/22/2018
SI Class	12.38%	0.20%	9.65%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	8.63%

Fund Statistics

  Total Net Assets (000)$909,116
  # of Portfolio Holdings350
  Investment Advisory, net of waivers (000)$1,865
  Portfolio Turnover Rate69%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bond	7.25%
U.S. Treasury Inflation Indexed Notes	4.07%
Duke Energy Corp.	2.06%
Payden Emerging Market Corporate Bond Fund, SI Class	1.48%
OBX Trust	1.01%
Payden Emerging Markets Local Bond Fund, SI Class	0.90%
UBS Group AG	0.91%
Energy Transfer LP	0.87%
BX Commercial Mortgage Trust	0.83%
G2 MA7472 30YR	0.75%

Portfolio Composition (as % of investments)

Mortgage Backed	34%
Corporate Bond	32%
U.S. Treasury	12%
Asset Backed	8%
Municipal	3%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.22%
3-5 Years	6.43%
5-10 Years	26.93%
>10 Years	53.22%
Other	(31.63)%

Credit RatingFootnote Reference* (as % of investments)

AAA	49.68%
AA	5.40%
A	9.39%
BBB	24.08%
BB	5.49%
B	2.08%
Unrated	3.88%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Core Bond Fund

SI Class - PYCSX

Annual Shareholder Report - October 31, 2024

PYCSX-AR2024

Payden Corporate Bond Fund

Adviser Class - PYAYX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$1	0.01%

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
11/23	10,000	10,000	10,000
10/24	10,869	10,537	10,688

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	8.69%
Bloomberg US Aggregate Bond Index	5.37%
Bloomberg US Corporate Bond Index	6.88%

Fund Statistics

  Total Net Assets (000)$375,550
  # of Portfolio Holdings322
  Investment Advisory, net of waivers (000)$1,005
  Portfolio Turnover Rate67%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.43%
3-5 Years	10.70%
5-10 Years	25.87%
>10 Years	47.59%
Other	(8.45)%

Credit RatingFootnote Reference* (as % of investments)

AAA	5.30%
AA	8.94%
A	31.58%
BBB	41.48%
BB	6.72%
B	2.80%
Below B	0.47%
Unrated	2.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Corporate Bond Fund

Adviser Class - PYAYX

Annual Shareholder Report - October 31, 2024

PYAYX-AR2024

Payden Corporate Bond Fund

Investor Class - PYACX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$70	0.65%

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$145,000
$140,000
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
10/14	100,000	100,000	100,000
10/15	102,260	101,960	101,050
10/16	110,625	106,416	108,356
10/17	117,074	107,373	112,105
10/18	114,019	105,172	108,719
10/19	130,209	117,278	125,430
10/20	137,566	124,537	134,272
10/21	142,065	123,939	137,200
10/22	114,319	104,506	110,350
10/23	116,834	104,882	113,406
10/24	133,775	115,947	128,864

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.50%	0.54%	2.95%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Bloomberg US Corporate Bond Index	13.63%	0.54%	2.57%

Fund Statistics

  Total Net Assets (000)$375,550
  # of Portfolio Holdings322
  Investment Advisory, net of waivers (000)$1,005
  Portfolio Turnover Rate67%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.43%
3-5 Years	10.70%
5-10 Years	25.87%
>10 Years	47.59%
Other	(8.45)%

Credit RatingFootnote Reference* (as % of investments)

AAA	5.30%
AA	8.94%
A	31.58%
BBB	41.48%
BB	6.72%
B	2.80%
Below B	0.47%
Unrated	2.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Corporate Bond Fund

Investor Class - PYACX

Annual Shareholder Report - October 31, 2024

PYACX-AR2024

Payden Corporate Bond Fund

SI Class - PYCTX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Corporate Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$59	0.55%

How did the fund perform last year?

Top Contributors to Performance:

• The Fund’s security selection relative to its index was the biggest contributor to the Fund’s performance. Security selection amongst almost all sectors was positive, with industrials and financials being the largest contributors.

• The Fund’s allocation to out-of-index exposure high-yield bonds was also a big contributor, as high yield outperformed and credit spreads rallied.

• The Fund’s allocation to out-of-index exposure securitized bonds was also a slight contributor throughout the period.

Top Detractors from Performance:

• The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which was a small detractor to performance.

• The Fund’s allocation to out-of-index exposure municipal bonds was also a slight detractor.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
Bloomberg US Corporate Bond Index
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
02/22
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	Bloomberg US Corporate Bond Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,486,000	8,779,000	8,577,000
10/23	8,682,875	8,810,604	8,814,583
10/24	11,461,000	9,740,123	10,016,011

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	14.61%	-0.48%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
Bloomberg US Corporate Bond Index	13.63%	0.16%

Fund Statistics

  Total Net Assets (000)$375,550
  # of Portfolio Holdings322
  Investment Advisory, net of waivers (000)$1,005
  Portfolio Turnover Rate67%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	2.40%
Morgan Stanley	1.95%
Goldman Sachs Group Inc.	1.58%
Citigroup Inc.	1.50%
Bank of America Corp.	1.47%
Payden Emerging Market Corporate Bond Fund, SI Class	1.38%
HSBC Holdings PLC	1.10%
FS KKR Capital Corp.	1.00%
EQM Midstream Partners LP	0.97%
Ford Motor Credit Co. LLC	0.97%

Portfolio Composition (as % of investments)

Corporate Bond	87%
Mortgage Backed	5%
Investment Company	4%
Asset Backed	3%
Bank Loans	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.43%
3-5 Years	10.70%
5-10 Years	25.87%
>10 Years	47.59%
Other	(8.45)%

Credit RatingFootnote Reference* (as % of investments)

AAA	5.30%
AA	8.94%
A	31.58%
BBB	41.48%
BB	6.72%
B	2.80%
Below B	0.47%
Unrated	2.71%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Corporate Bond Fund

SI Class - PYCTX

Annual Shareholder Report - October 31, 2024

PYCTX-AR2024

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$108	0.99%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Adviser Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	10,000	10,000	10,000
10/15	9,706	9,693	10,039
10/16	10,915	10,235	11,214
10/17	11,734	10,356	11,922
10/18	11,046	10,143	11,399
10/19	12,498	11,111	13,035
10/20	12,539	11,737	13,162
10/21	13,338	11,591	13,743
10/22	9,873	9,181	10,418
10/23	10,958	9,339	11,289
10/24	13,027	10,230	13,340

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	18.88%	0.83%	2.68%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

Fund Statistics

  Total Net Assets (000)$841,918
  # of Portfolio Holdings340
  Investment Advisory, net of waivers (000)$3,542
  Portfolio Turnover Rate65%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Dominican Republic International Bond	4.10%
Colombia Government International Bond	3.95%
Petroleos Mexicanos	3.52%
Argentine Republic Government International Bond	3.40%
Oman Government International Bond	2.97%
Republic of South Africa Government International Bond	2.92%
Hungary Government International Bond	2.80%
Egypt Government International Bond	2.57%
Panama Government International Bond	2.45%
Nigeria Government International Bond	2.41%

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Credit RatingFootnote Reference* (as % of investments)

AAA	0.09%
AA	3.70%
A	7.22%
BBB	31.14%
BB	29.71%
B	13.79%
Below B	10.52%
Unrated	3.83%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Bond Fund

Adviser Class - PYEWX

Annual Shareholder Report - October 31, 2024

PYEWX-AR2024

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$81	0.74%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	100,000	100,000	100,000
10/15	97,350	96,930	100,390
10/16	109,762	102,348	112,136
10/17	118,280	103,556	119,223
10/18	111,609	101,433	113,989
10/19	126,620	111,110	130,346
10/20	127,354	117,365	131,624
10/21	135,709	115,910	137,428
10/22	100,805	91,812	104,184
10/23	112,044	93,392	112,894
10/24	133,557	102,301	133,396

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	19.20%	1.07%	2.93%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

Fund Statistics

  Total Net Assets (000)$841,918
  # of Portfolio Holdings340
  Investment Advisory, net of waivers (000)$3,542
  Portfolio Turnover Rate65%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Dominican Republic International Bond	4.10%
Colombia Government International Bond	3.95%
Petroleos Mexicanos	3.52%
Argentine Republic Government International Bond	3.40%
Oman Government International Bond	2.97%
Republic of South Africa Government International Bond	2.92%
Hungary Government International Bond	2.80%
Egypt Government International Bond	2.57%
Panama Government International Bond	2.45%
Nigeria Government International Bond	2.41%

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Credit RatingFootnote Reference* (as % of investments)

AAA	0.09%
AA	3.70%
A	7.22%
BBB	31.14%
BB	29.71%
B	13.79%
Below B	10.52%
Unrated	3.83%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Bond Fund

Investor Class - PYEMX

Annual Shareholder Report - October 31, 2024

PYEMX-AR2024

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$76	0.69%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, and the yield premium of emerging market bonds narrowed relative to US Treasury yields. Within hard currency credit, high-yield rated issuers outperformed investment-grade constituents and corporate bond returns trailed sovereigns, largely due to their shorter duration profile. Country selection among sovereigns and quasi-sovereigns was the primary driver of outperformance, as the Fund benefited from overweight positioning in select high-yield credits. Additionally, underweight positioning in investment-grade sovereigns contributed positively. The Fund maintained a headline duration-neutral position versus the benchmark during the period, though underlying this duration profile was an underweight in investment-grade sovereigns, which was used to fund diversifying investments in off-index corporates and local currency bonds. Looking forward, we expect that emerging market debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P. Morgan EMBI Global Diversified Index
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
$9,000,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan EMBI Global Diversified Index
10/14	10,000,000	10,000,000	10,000,000
10/15	9,742,000	9,693,000	10,039,000
10/16	10,985,079	10,234,839	11,213,563
10/17	11,845,211	10,355,610	11,922,260
10/18	11,192,540	10,143,320	11,398,873
10/19	12,693,459	11,110,993	13,034,611
10/20	12,774,698	11,736,541	13,162,350
10/21	13,616,550	11,591,008	13,742,810
10/22	10,122,543	9,181,238	10,418,424
10/23	11,257,280	9,339,155	11,289,405
10/24	13,416,427	10,230,110	13,339,560

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	19.18%	1.11%	2.98%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan EMBI Global Diversified Index	18.16%	0.47%	2.92%

Fund Statistics

  Total Net Assets (000)$841,918
  # of Portfolio Holdings340
  Investment Advisory, net of waivers (000)$3,542
  Portfolio Turnover Rate65%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Dominican Republic International Bond	4.10%
Colombia Government International Bond	3.95%
Petroleos Mexicanos	3.52%
Argentine Republic Government International Bond	3.40%
Oman Government International Bond	2.97%
Republic of South Africa Government International Bond	2.92%
Hungary Government International Bond	2.80%
Egypt Government International Bond	2.57%
Panama Government International Bond	2.45%
Nigeria Government International Bond	2.41%

Portfolio Composition (as % of investments)

Foreign Government	77%
Corporate Bond	20%
Investment Company	3%

Top 10 Country Holdings (as % of investments)

Brazil	6.26%
Mexico	6.07%
South Africa	5.11%
Colombia	4.82%
Dominican Republic	4.59%
Peru	3.97%
Turkey	3.71%
Argentina	3.40%
Hungary	3.20%
Oman	2.97%

Credit RatingFootnote Reference* (as % of investments)

AAA	0.09%
AA	3.70%
A	7.22%
BBB	31.14%
BB	29.71%
B	13.79%
Below B	10.52%
Unrated	3.83%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Bond Fund

SI Class - PYEIX

Annual Shareholder Report - October 31, 2024

PYEIX-AR2024

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$102	0.95%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P. Morgan CEMBI Broad Diversified Index
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/24

	Investor Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/14	10,000	10,000	10,000
10/15	9,845	9,693	10,093
10/16	10,766	10,235	11,019
10/17	11,532	10,356	11,699
10/18	11,271	10,143	11,482
10/19	12,338	11,111	12,883
10/20	12,897	11,737	13,429
10/21	13,681	11,591	14,137
10/22	11,230	9,181	11,584
10/23	12,260	9,339	12,647
10/24	14,061	10,230	14,531

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	14.69%	2.65%	3.46%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan CEMBI Broad Diversified Index	14.90%	2.44%	3.81%

Fund Statistics

  Total Net Assets (000)$86,970
  # of Portfolio Holdings298
  Investment Advisory, net of waivers (000)$390
  Portfolio Turnover Rate144%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Prosus NV	1.49%
First Quantum Minerals Ltd.	1.49%
Melco Resorts Finance Ltd.	1.40%
Braskem Netherlands Finance BV	1.40%
Minerva Luxembourg SA	1.33%
Hyundai Capital America	1.22%
Sasol Financing USA LLC	1.13%
BBVA Bancomer SA	1.12%
Banco de Credito del Peru S.A.	1.10%
Petroleos Mexicanos	1.04%

Portfolio Composition (as % of investments)

Corporate Bond	83%
Investment Company	13%
Asset Backed	2%
Bank Loans	1%
Foreign Government	1%

Top 10 Country Holdings (as % of investments)

United States	14.85%
Cayman Islands	8.94%
Mexico	8.46%
Luxembourg	6.59%
Netherlands	5.45%
India	3.77%
Chile	3.53%
United Kingdom	3.13%
Turkey	3.00%
Colombia	2.82%

Credit RatingFootnote Reference* (as % of investments)

AA	1.61%
A	5.73%
BBB	29.99%
BB	30.16%
B	15.65%
Below B	1.32%
Unrated	15.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Corporate Bond Fund

Investor Class - PYCEX

Annual Shareholder Report - October 31, 2024

PYCEX-AR2024

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Corporate Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$91	0.85%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. US Treasury yields declined materially over the year, while the yield premium of emerging market bonds also narrowed relative to US Treasury yields. Within the corporate sector, high-yield rated issuers outperformed investment-grade constituents, which benefited relative performance given the Fund’s overweight in this segment of the credit market. Credit selection was positive across most corporate sectors, and off-index sovereign bonds also contributed positively. During the period, the Fund increased its risk profile across a diversified set of high-yield corporates that have strong fundamental credit metrics, provide additional carry, and can withstand challenging macroeconomic environments. The Fund’s off-index allocation to hard currency sovereign bonds added, while local currency bonds modestly detracted. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P. Morgan CEMBI Broad Diversified Index
$15,000,000
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
$9,000,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg Global Aggregate Index	J.P. Morgan CEMBI Broad Diversified Index
10/14	10,000,000	10,000,000	10,000,000
10/15	9,853,000	9,693,000	10,093,000
10/16	10,783,123	10,234,839	11,018,528
10/17	11,561,665	10,355,610	11,699,473
10/18	11,311,933	10,143,320	11,481,863
10/19	12,405,797	11,110,993	12,882,650
10/20	12,966,539	11,736,541	13,428,875
10/21	13,780,837	11,591,008	14,136,576
10/22	11,309,933	9,181,238	11,583,511
10/23	12,373,067	9,339,155	12,646,877
10/24	14,191,908	10,230,110	14,531,262

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	14.70%	2.72%	3.56%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P. Morgan CEMBI Broad Diversified Index	14.90%	2.44%	3.81%

Fund Statistics

  Total Net Assets (000)$86,970
  # of Portfolio Holdings298
  Investment Advisory, net of waivers (000)$390
  Portfolio Turnover Rate144%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Prosus NV	1.49%
First Quantum Minerals Ltd.	1.49%
Melco Resorts Finance Ltd.	1.40%
Braskem Netherlands Finance BV	1.40%
Minerva Luxembourg SA	1.33%
Hyundai Capital America	1.22%
Sasol Financing USA LLC	1.13%
BBVA Bancomer SA	1.12%
Banco de Credito del Peru S.A.	1.10%
Petroleos Mexicanos	1.04%

Portfolio Composition (as % of investments)

Corporate Bond	83%
Investment Company	13%
Asset Backed	2%
Bank Loans	1%
Foreign Government	1%

Top 10 Country Holdings (as % of investments)

United States	14.85%
Cayman Islands	8.94%
Mexico	8.46%
Luxembourg	6.59%
Netherlands	5.45%
India	3.77%
Chile	3.53%
United Kingdom	3.13%
Turkey	3.00%
Colombia	2.82%

Credit RatingFootnote Reference* (as % of investments)

AA	1.61%
A	5.73%
BBB	29.99%
BB	30.16%
B	15.65%
Below B	1.32%
Unrated	15.54%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Corporate Bond Fund

SI Class - PYCIX

Annual Shareholder Report - October 31, 2024

PYCIX-AR2024

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$103	0.99%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. Falling rates of inflation globally allowed central banks to begin removing their restrictive monetary policy stance, which caused interest rates to shift lower across most emerging market economies. Emerging market currencies broadly moved sideways against the US dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification. However, these gains were more than offset by relative underperformance within emerging market currencies. Off-index exposure to hard currency sovereign and corporate bonds modestly added. During the period, the Fund reduced its duration overweight stance, and also took down its net currency exposure. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
J.P Morgan GBI-EM Global Diversified Index
$12,000
$11,000
$10,000
$9,000
$8,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
10/14	10,000	10,000	10,000
10/15	8,284	9,693	8,258
10/16	9,122	10,235	9,170
10/17	9,635	10,356	9,645
10/18	8,866	10,143	9,010
10/19	10,226	11,111	10,415
10/20	9,673	11,737	10,018
10/21	9,989	11,591	10,102
10/22	8,022	9,181	8,054
10/23	8,994	9,339	9,142
10/24	9,728	10,230	9,943

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	8.16%	-0.99%	-0.27%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
J.P Morgan GBI-EM Global Diversified Index	8.76%	-0.92%	-0.06%

Fund Statistics

  Total Net Assets (000)$74,073
  # of Portfolio Holdings177
  Investment Advisory, net of waivers (000)$238
  Portfolio Turnover Rate61%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.88%
Republic of South Africa Government Bond	9.03%
Indonesia Treasury Bond	8.83%
China Government Bond	8.12%
Thailand Government Bond	5.32%
Mexican Bonos	4.98%
Malaysia Government Bond	4.97%
Colombian TES	4.01%
Republic of Poland Government Bond	3.77%
Inter-American Development Bank	2.92%

Portfolio Composition (as % of investments)

Foreign Government	80%
Corporate Bond	14%
Investment Company	6%

Top 10 Country Holdings (as % of investments)

Brazil	12.29%
South Africa	9.03%
Indonesia	8.83%
China	8.12%
Supranational	7.32%
Mexico	6.15%
Thailand	5.32%
Malaysia	4.97%
Colombia	4.74%
Peru	4.72%

Credit RatingFootnote Reference* (as % of investments)

AAA	6.33%
AA	4.17%
A	23.05%
BBB	30.23%
BB	26.42%
B	2.48%
Below B	0.10%
Unrated	7.22%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Local Bond Fund

Investor Class - PYELX

Annual Shareholder Report - October 31, 2024

PYELX-AR2024

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Emerging Markets Local Bond Fund. It outlines performance and positional information.

The Fund seeks a high level of total return.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$78	0.75%

How did the fund perform last year?

The primary driver of the Fund’s performance was the move lower in market yields. Falling rates of inflation globally allowed central banks to begin removing their restrictive monetary policy stance, which caused interest rates to shift lower across most emerging market economies. Emerging market currencies broadly moved sideways against the US dollar. Local rates positioning contributed positively across both high-yield and investment-grade issuers, exhibiting strong geographic diversification. However, these gains were more than offset by relative underperformance within emerging market currencies. Off-index exposure to hard currency sovereign and corporate bonds modestly added. During the period, the Fund reduced its duration overweight stance, and also took down its net currency exposure. Looking forward, we expect that EM debt will continue to offer useful diversification benefits and attractive long-run income-generating opportunities.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
J.P Morgan GBI-EM Global Diversified Index
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
02/22
10/22
10/23
10/24

	SI Class	Bloomberg Global Aggregate Index	J.P Morgan GBI-EM Global Diversified Index
02/22	10,000,000	10,000,000	10,000,000
10/22	8,394,000	8,256,000	8,496,000
10/23	9,454,162	8,398,003	9,642,960
10/24	10,243,585	9,199,173	10,487,683

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	8.35%	2.44%
Bloomberg Global Aggregate Index	9.55%	-8.00%
J.P Morgan GBI-EM Global Diversified Index	8.76%	4.88%

Fund Statistics

  Total Net Assets (000)$74,073
  # of Portfolio Holdings177
  Investment Advisory, net of waivers (000)$238
  Portfolio Turnover Rate61%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Brazil Notas do Tesouro Nacional Serie F	9.88%
Republic of South Africa Government Bond	9.03%
Indonesia Treasury Bond	8.83%
China Government Bond	8.12%
Thailand Government Bond	5.32%
Mexican Bonos	4.98%
Malaysia Government Bond	4.97%
Colombian TES	4.01%
Republic of Poland Government Bond	3.77%
Inter-American Development Bank	2.92%

Portfolio Composition (as % of investments)

Foreign Government	80%
Corporate Bond	14%
Investment Company	6%

Top 10 Country Holdings (as % of investments)

Brazil	12.29%
South Africa	9.03%
Indonesia	8.83%
China	8.12%
Supranational	7.32%
Mexico	6.15%
Thailand	5.32%
Malaysia	4.97%
Colombia	4.74%
Peru	4.72%

Credit RatingFootnote Reference* (as % of investments)

AAA	6.33%
AA	4.17%
A	23.05%
BBB	30.23%
BB	26.42%
B	2.48%
Below B	0.10%
Unrated	7.22%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Emerging Markets Local Bond Fund

SI Class - PYILX

Annual Shareholder Report - October 31, 2024

PYILX-AR2024

Payden Equity Income Fund

Adviser Class - PYVAX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.

The Fund seeks growth of capital and some current income.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$116	1.00%

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Russell 3000 Index
Russell 1000 Value Index
$40,000
$30,000
$20,000
$10,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Adviser Class	Russell 3000 Index	Russell 1000 Value Index
10/14	10,000	10,000	10,000
10/15	10,266	10,449	10,053
10/16	11,093	10,891	10,692
10/17	12,934	13,502	12,591
10/18	13,411	14,391	12,972
10/19	15,429	16,331	14,424
10/20	14,248	17,987	13,331
10/21	19,246	25,880	19,159
10/22	18,493	21,600	17,814
10/23	17,204	23,403	17,832
10/24	22,398	32,259	23,349

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	30.19%	7.73%	8.39%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

Fund Statistics

  Total Net Assets (000)$1,063,695
  # of Portfolio Holdings78
  Investment Advisory, net of waivers (000)$5,075
  Portfolio Turnover Rate80%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Equity Income Fund

Adviser Class - PYVAX

Annual Shareholder Report - October 31, 2024

PYVAX-AR2024

Payden Equity Income Fund

Investor Class - PYVLX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.

The Fund seeks growth of capital and some current income.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$87	0.75%

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Russell 3000 Index
Russell 1000 Value Index
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Russell 3000 Index	Russell 1000 Value Index
10/14	100,000	100,000	100,000
10/15	102,900	104,490	100,530
10/16	111,513	108,910	106,924
10/17	130,370	135,016	125,913
10/18	135,480	143,913	129,716
10/19	156,330	163,313	144,244
10/20	144,621	179,873	133,310
10/21	195,832	258,801	191,594
10/22	188,703	215,995	178,144
10/23	175,966	234,031	178,322
10/24	229,723	322,588	233,495

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	30.55%	7.99%	8.67%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

Fund Statistics

  Total Net Assets (000)$1,063,695
  # of Portfolio Holdings78
  Investment Advisory, net of waivers (000)$5,075
  Portfolio Turnover Rate80%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Equity Income Fund

Investor Class - PYVLX

Annual Shareholder Report - October 31, 2024

PYVLX-AR2024

Payden Equity Income Fund

SI Class - PYVSX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Equity Income Fund. It outlines performance and positional information.

The Fund seeks growth of capital and some current income.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$75	0.65%

How did the fund perform last year?

US equities rallied sharply ending October 2024 at record highs. Unlike the previous two years, the macro backdrop turned favorable for equity investors as economic growth remained healthy, inflation moderated, and interest rates fell, which was supported by the Federal Reserve Board cutting interest rates for the first time since 2020. Corporate earnings also provided a boost to investor sentiment as the Artificial Intelligence infrastructure build out continued to drive robust corporate earnings results, especially for a handful of mega-tech companies. The Fund held an overweight to technology and an underweight to consumer staples which positively contributed to relative performance. Strong security selection within technology and consumer staples also contributed positively to relative performance. The Fund held underweights to financials and industrials which negatively contributed to relative performance. Security selection within consumer discretionary and industrials also detracted from relative performance.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Russell 3000 Index
Russell 1000 Value Index
$32,300,000
$27,840,000
$23,380,000
$18,920,000
$14,460,000
$10,000,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Russell 3000 Index	Russell 1000 Value Index
10/14	10,000,000	10,000,000	10,000,000
10/15	10,304,000	10,449,000	10,053,000
10/16	11,179,840	10,890,993	10,692,371
10/17	13,094,947	13,501,564	12,591,336
10/18	13,620,054	14,391,317	12,971,594
10/19	15,727,076	16,331,266	14,424,413
10/20	14,563,273	17,987,257	13,331,042
10/21	19,734,691	25,880,065	19,159,374
10/22	19,026,215	21,599,502	17,814,386
10/23	17,772,388	23,403,060	17,832,200
10/24	23,205,407	32,258,779	23,349,483

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	30.57%	8.08%	8.78%
Russell 3000 Index	37.84%	14.57%	12.41%
Russell 1000 Value Index	30.94%	10.10%	8.84%

Fund Statistics

  Total Net Assets (000)$1,063,695
  # of Portfolio Holdings78
  Investment Advisory, net of waivers (000)$5,075
  Portfolio Turnover Rate80%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

JPMorgan Chase & Co.	3.14%
CRH PLC	2.54%
Duke Energy Corp.	2.50%
NextEra Energy Inc.	2.48%
MetLife Inc.	2.42%
Eaton Corp. PLC	2.21%
L3Harris Technologies Inc.	2.05%
Energy Transfer LP	2.04%
Exxon Mobil Corp.	2.01%
Verizon Communications Inc.	2.00%

Portfolio Composition (as % of investments)

Common Stock	85%
Real Estate Investment Trust	6%
Investment Company	5%
Master Limited Partnership	4%
Corporate Bond	0%

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Equity Income Fund

SI Class - PYVSX

Annual Shareholder Report - October 31, 2024

PYVSX-AR2024

Payden Floating Rate Fund

Adviser Class - PYBLX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.

The Fund seeks a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$91	0.95%

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
Credit Suisse Institutional Leveraged Loan BB Index
$10,900
$10,800
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
11/23	10,000	10,000	10,000
10/24	10,878	10,537	10,774

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	8.78%
Bloomberg US Aggregate Bond Index	5.37%
Credit Suisse Institutional Leveraged Loan BB Index	7.74%

Fund Statistics

  Total Net Assets (000)$123,670
  # of Portfolio Holdings155
  Investment Advisory, net of waivers (000)$297
  Portfolio Turnover Rate62%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.41%
3-5 Years	28.28%
5-10 Years	60.13%
>10 Years	9.12%
Other	0.61%

Credit RatingFootnote Reference* (as % of investments)

BBB	2.95%
BB	37.39%
B	43.88%
Below B	4.06%
Unrated	11.72%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Floating Rate Fund

Adviser Class - PYBLX

Annual Shareholder Report - October 31, 2024

PYBLX-AR2024

Payden Floating Rate Fund

Investor Class - PYFRX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.

The Fund seeks a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$74	0.70%

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
Credit Suisse Institutional Leveraged Loan BB Index
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
10/14	100,000	100,000	100,000
10/15	102,640	101,960	103,450
10/16	107,351	106,416	108,550
10/17	111,119	107,373	112,849
10/18	114,619	105,172	117,317
10/19	119,582	117,278	122,456
10/20	119,092	124,537	118,880
10/21	127,774	123,939	124,634
10/22	126,368	104,506	126,080
10/23	140,762	104,882	137,982
10/24	155,964	115,947	150,193

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	10.80%	5.45%	4.54%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Credit Suisse Institutional Leveraged Loan BB Index	8.85%	4.16%	4.15%

Fund Statistics

  Total Net Assets (000)$123,670
  # of Portfolio Holdings155
  Investment Advisory, net of waivers (000)$297
  Portfolio Turnover Rate62%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.41%
3-5 Years	28.28%
5-10 Years	60.13%
>10 Years	9.12%
Other	0.61%

Credit RatingFootnote Reference* (as % of investments)

BBB	2.95%
BB	37.39%
B	43.88%
Below B	4.06%
Unrated	11.72%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Floating Rate Fund

Investor Class - PYFRX

Annual Shareholder Report - October 31, 2024

PYFRX-AR2024

Payden Floating Rate Fund

SI Class - PYFIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Floating Rate Fund. It outlines performance and positional information.

The Fund seeks a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$63	0.60%

How did the fund perform last year?

The leveraged loan market finished the year with a positive return. Positive economic growth and elevated rate levels were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in retail

• Security selection in information technology

• Allocation to securitized

Top Detractors from Performance

• Security selection in media/telecom

• Security selection in forest products/containers

• Cash holdings

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
Credit Suisse Institutional Leveraged Loan BB Index
$16,000,000
$15,000,000
$14,000,000
$13,000,000
$12,000,000
$11,000,000
$10,000,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	Credit Suisse Institutional Leveraged Loan BB Index
10/14	10,000,000	10,000,000	10,000,000
10/15	10,274,000	10,196,000	10,345,000
10/16	10,744,549	10,641,565	10,855,009
10/17	11,145,321	10,737,339	11,284,867
10/18	11,507,544	10,517,224	11,731,748
10/19	12,023,082	11,727,756	12,245,598
10/20	11,973,787	12,453,704	11,888,027
10/21	12,875,413	12,393,927	12,463,407
10/22	12,745,372	10,450,559	12,607,983
10/23	14,213,638	10,488,181	13,798,176
10/24	15,761,504	11,594,684	15,019,315

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	10.89%	5.56%	4.65%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
Credit Suisse Institutional Leveraged Loan BB Index	8.85%	4.16%	4.15%

Fund Statistics

  Total Net Assets (000)$123,670
  # of Portfolio Holdings155
  Investment Advisory, net of waivers (000)$297
  Portfolio Turnover Rate62%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Flynn Restaurant Group LP	1.13%
Albion Financing 3 Sarl	1.13%
Asurion LLC	1.11%
Banijay Entertainment SAS	1.05%
Fertitta Entertainment LLC	1.02%
Frontier Communications	1.02%
MH Sub I LLC	1.01%
AthenaHealth Group Inc.	1.00%
Peraton Corp.	0.99%
Nexus Buyer LLC	0.99%

Portfolio Composition (as % of investments)

Bank Loans	82%
Investment Company	8%
Corporate Bond	6%
Asset Backed	3%
Mortgage Backed	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	1.41%
3-5 Years	28.28%
5-10 Years	60.13%
>10 Years	9.12%
Other	0.61%

Credit RatingFootnote Reference* (as % of investments)

BBB	2.95%
BB	37.39%
B	43.88%
Below B	4.06%
Unrated	11.72%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Floating Rate Fund

SI Class - PYFIX

Annual Shareholder Report - October 31, 2024

PYFIX-AR2024

Payden Global Fixed Income Fund

Investor Class - PYGFX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Global Fixed Income Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$73	0.69%

How did the fund perform last year?

The Fund held an overweight position in credit markets, focusing on less cyclical sectors and lower-beta, highly liquid names. This positioning reflected the belief that while we would likely see a “soft-landing” economy. Given broadly positive excess returns over the year, the Fund’s allocation to non-governmental sectors added to return, with allocations to investment-grade securitized debt, investment-grade corporate debt, and hard currency emerging market debt contributing the most. In currency, the Fund held long positions in a basket of emerging market currencies versus the US dollar. In the Group of Ten countries (G10), the Fund held an overweight to the Japanese yen for much of the period. These active currency positions, which were implemented using currency forwards, negatively contributed to relative performance. In rates, the Fund held underweight positions in the US and Japan and overweight positions in the UK, Europe, and a select group of local emerging markets. As economic regional divergences emerged, we were biased towards taking relative country duration positions and maintaining a headline duration close to benchmark.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index (USD Hedged)
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
10/14	10,000	10,000	10,000
10/15	10,227	9,693	10,272
10/16	10,706	10,235	10,803
10/17	10,971	10,356	10,936
10/18	10,928	10,143	10,958
10/19	11,973	11,111	12,127
10/20	12,436	11,737	12,651
10/21	12,510	11,591	12,546
10/22	10,822	9,181	11,025
10/23	11,004	9,339	11,215
10/24	12,185	10,230	12,327

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	10.73%	0.35%	1.99%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
Bloomberg Global Aggregate Index (USD Hedged)	9.92%	0.33%	2.11%

Fund Statistics

  Total Net Assets (000)$147,492
  # of Portfolio Holdings339
  Investment Advisory, net of waivers (000)$315
  Portfolio Turnover Rate61%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Japan Government Twenty Year Bond	2.58%
Italy Buoni Poliennali Del Tesoro	2.54%
French Republic Government Bond OAT	2.31%
Japan Government Thirty Year Bond	1.84%
Indonesia Treasury Bond	1.76%
Japan Government Ten Year Bond	1.73%
United Kingdom Gilt	1.71%
Payden Emerging Markets Local Bond Fund, SI Class	1.59%
Canadian Government Bond	1.52%
OBX Trust	1.30%

Portfolio Composition (as % of investments)

Corporate Bond	36%
Foreign Government	28%
Mortgage Backed	20%
Asset Backed	10%
Investment Company	5%
Other	1%

Top 10 Country Holdings (as % of investments)

United States	39.92%
Japan	6.47%
Ireland	6.23%
United Kingdom	4.17%
Italy	3.90%
Cayman Islands	3.31%
France	2.98%
Spain	2.96%
Netherlands	2.90%
Canada	2.75%

Credit RatingFootnote Reference* (as % of investments)

AAA	26.34%
AA	6.84%
A	18.41%
BBB	30.43%
BB	10.19%
B	2.89%
Below B	0.70%
Unrated	4.43%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Global Fixed Income Fund

Investor Class - PYGFX

Annual Shareholder Report - October 31, 2024

PYGFX-AR2024

Payden Global Fixed Income Fund

SI Class - PYGIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Global Fixed Income Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$58	0.55%

How did the fund perform last year?

The Fund held an overweight position in credit markets, focusing on less cyclical sectors and lower-beta, highly liquid names. This positioning reflected the belief that while we would likely see a “soft-landing” economy. Given broadly positive excess returns over the year, the Fund’s allocation to non-governmental sectors added to return, with allocations to investment-grade securitized debt, investment-grade corporate debt, and hard currency emerging market debt contributing the most. In currency, the Fund held long positions in a basket of emerging market currencies versus the US dollar. In the Group of Ten countries (G10), the Fund held an overweight to the Japanese yen for much of the period. These active currency positions, which were implemented using currency forwards, negatively contributed to relative performance. In rates, the Fund held underweight positions in the US and Japan and overweight positions in the UK, Europe, and a select group of local emerging markets. As economic regional divergences emerged, we were biased towards taking relative country duration positions and maintaining a headline duration close to benchmark.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg Global Aggregate Index
Bloomberg Global Aggregate Index (USD Hedged)
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
$7,500,000
06/21
10/21
10/22
10/23
10/24

	SI Class	Bloomberg Global Aggregate Index	Bloomberg Global Aggregate Index (USD Hedged)
06/21	10,000,000	10,000,000	10,000,000
10/21	9,961,000	9,882,000	9,993,000
10/22	8,629,214	7,827,532	8,781,848
10/23	8,776,774	7,962,166	8,932,896
10/24	9,735,198	8,721,756	9,819,039

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 6/30/2021
SI Class	10.92%	-2.65%
Bloomberg Global Aggregate Index	9.55%	-12.77%
Bloomberg Global Aggregate Index (USD Hedged)	9.92%	-1.82%

Fund Statistics

  Total Net Assets (000)$147,492
  # of Portfolio Holdings339
  Investment Advisory, net of waivers (000)$315
  Portfolio Turnover Rate61%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Japan Government Twenty Year Bond	2.58%
Italy Buoni Poliennali Del Tesoro	2.54%
French Republic Government Bond OAT	2.31%
Japan Government Thirty Year Bond	1.84%
Indonesia Treasury Bond	1.76%
Japan Government Ten Year Bond	1.73%
United Kingdom Gilt	1.71%
Payden Emerging Markets Local Bond Fund, SI Class	1.59%
Canadian Government Bond	1.52%
OBX Trust	1.30%

Portfolio Composition (as % of investments)

Corporate Bond	36%
Foreign Government	28%
Mortgage Backed	20%
Asset Backed	10%
Investment Company	5%
Other	1%

Top 10 Country Holdings (as % of investments)

United States	39.92%
Japan	6.47%
Ireland	6.23%
United Kingdom	4.17%
Italy	3.90%
Cayman Islands	3.31%
France	2.98%
Spain	2.96%
Netherlands	2.90%
Canada	2.75%

Credit RatingFootnote Reference* (as % of investments)

AAA	26.34%
AA	6.84%
A	18.41%
BBB	30.43%
BB	10.19%
B	2.89%
Below B	0.70%
Unrated	4.43%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Global Fixed Income Fund

SI Class - PYGIX

Annual Shareholder Report - October 31, 2024

PYGIX-AR2024

Payden Global Low Duration Fund

Investor Class - PYGSX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Global Low Duration Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$55	0.53%

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path toward lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 0.5%. The Fund extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors and non-US domiciled issuers also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to supranational agencies, corporate bonds, including sub-investment grade, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed sectors (CMBS), were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg Global Aggregate Index
ICE BofA 1-3 Year U.S. Corporate & Government Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg Global Aggregate Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
10/14	10,000	10,000	10,000
10/15	10,032	9,693	10,088
10/16	10,194	10,235	10,219
10/17	10,363	10,356	10,288
10/18	10,406	10,143	10,330
10/19	10,886	11,111	10,836
10/20	11,172	11,737	11,203
10/21	11,302	11,591	11,206
10/22	10,788	9,181	10,647
10/23	11,218	9,339	10,999
10/24	12,045	10,230	11,690

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	7.37%	2.04%	1.88%
Bloomberg Global Aggregate Index	9.55%	-1.64%	0.23%
ICE BofA 1-3 Year U.S. Corporate & Government Index	6.28%	1.53%	1.57%

Fund Statistics

  Total Net Assets (000)$44,931
  # of Portfolio Holdings208
  Investment Advisory, net of waivers (000)$(11)
  Portfolio Turnover Rate84%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	13.86%
Canadian Imperial Bank of Commerce	2.59%
BX Commercial Mortgage Trust	1.78%
BX Trust	1.78%
Export Development Canada	1.65%
Connecticut Avenue Securities Trust	1.63%
Fannie Mae Connecticut Avenue Securities	1.57%
Caisse d'Amortissement de la Dette Sociale	1.55%
BPCE SA	1.45%
Texas Natural Gas Securitization Finance Corp.	1.34%

Portfolio Composition (as % of investments)

Corporate Bond	38%
Asset Backed	19%
U.S. Treasury	14%
Mortgage Backed	12%
Foreign Government	10%
Other	7%

Top 10 Country Holdings (as % of investments)

United States	58.32%
Canada	10.60%
France	5.03%
Cayman Islands	4.62%
Sweden	2.13%
Jersey	1.67%
Japan	1.55%
Philippines	1.24%
United Kingdom	1.01%
Netherlands	0.91%

Credit RatingFootnote Reference* (as % of investments)

AAA	40.74%
AA	14.66%
A	18.43%
BBB	15.57%
BB	5.95%
B	0.37%
Unrated	4.28%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Global Low Duration Fund

Investor Class - PYGSX

Annual Shareholder Report - October 31, 2024

PYGSX-AR2024

Payden GNMA Fund

Investor Class - PYGNX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden GNMA Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$47	0.45%

How did the fund perform last year?

The Fund benefited from a strong rebound in demand for fixed income and Ginnie Mae (GNMA) mortgage bonds. Despite volatile interest rates, GNMA bonds ultimately declined from historically high levels, as cooling inflation and a softer employment outlook allowed the Federal Reserve Board to implement a significant rate cut, signaling the end of restrictive monetary policy. GNMA bonds started the period offering the highest yields and risk premiums since the Global Financial Crisis, and as supply-demand conditions improved, these risk premiums compressed. The Fund’s performance was primarily driven by a longer duration bias and a rebound in the valuations of adjustable-rate mortgage (ARM) holdings. The Fund also reduced exposure to higher coupon, premium mortgage securities to mitigate prepayment risk, while increasing its overweight in Fannie Mae and Freddie Mac mortgage-backed securities, which detracted from relative performance. The Fund maintains a yield advantage over its benchmark and remains well-positioned as GNMA securities continue to offer an attractive alternative to corporate credit in a softening economic environment.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. GNMA Mortgage Backed Securities Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. GNMA Mortgage Backed Securities Index
10/14	10,000	10,000	10,000
10/15	10,206	10,196	10,187
10/16	10,539	10,642	10,516
10/17	10,526	10,737	10,554
10/18	10,280	10,517	10,384
10/19	11,167	11,728	11,298
10/20	11,560	12,454	11,698
10/21	11,455	12,394	11,602
10/22	9,735	10,451	10,037
10/23	9,522	10,488	9,970
10/24	10,533	11,595	11,032

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	10.61%	-1.16%	0.52%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. GNMA Mortgage Backed Securities Index	10.65%	-0.47%	0.99%

Fund Statistics

  Total Net Assets (000)$96,196
  # of Portfolio Holdings142
  Investment Advisory, net of waivers (000)$53
  Portfolio Turnover Rate25%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

G2SF	16.80%
FHLMC Multifamily Structured Pass-Through Certificates	3.15%
G2 MA7766 30YR	2.13%
G2 MA9726 30YR	2.04%
G2 MA7767 30YR	1.93%
G2 MA7881 30YR	1.77%
G2 MA7589 30YR	1.75%
G2 MA7648 30YR	1.65%
G2 MA7533 30YR	1.63%
G2 MA7987 30YR	1.59%

Portfolio Composition (as % of investments)

Mortgage Backed	98%
Investment Company	2%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	2.35%
3-5 Years	1.81%
5-10 Years	1.74%
>10 Years	91.69%
Other	-%

Credit RatingFootnote Reference* (as % of investments)

AAA	97.63%
Unrated	2.37%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden GNMA Fund

Investor Class - PYGNX

Annual Shareholder Report - October 31, 2024

PYGNX-AR2024

Payden High Income Fund

Adviser Class - PYRLX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.

The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$83	0.85%

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
11/23	10,000	10,000	10,000
10/24	11,155	10,537	10,982

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	11.55%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	9.82%

Fund Statistics

  Total Net Assets (000)$860,733
  # of Portfolio Holdings411
  Investment Advisory, net of waivers (000)$2,169
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.37%
3-5 Years	16.34%
5-10 Years	64.07%
>10 Years	13.77%
Other	(1.64)%

Credit RatingFootnote Reference* (as % of investments)

BBB	1.53%
BB	29.54%
B	49.21%
Below B	8.00%
Unrated	11.27%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden High Income Fund

Adviser Class - PYRLX

Annual Shareholder Report - October 31, 2024

PYRLX-AR2024

Payden High Income Fund

Investor Class - PYHRX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.

The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$68	0.63%

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$170,000
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
10/14	100,000	100,000	100,000
10/15	99,210	101,960	99,370
10/16	105,490	106,416	108,264
10/17	113,507	107,373	117,206
10/18	113,689	105,172	117,605
10/19	125,478	117,278	129,165
10/20	130,786	124,537	133,479
10/21	146,153	123,939	145,506
10/22	130,880	104,506	129,588
10/23	140,749	104,882	136,585
10/24	163,874	115,947	156,977

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	16.43%	5.48%	5.06%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	14.93%	3.97%	4.61%

Fund Statistics

  Total Net Assets (000)$860,733
  # of Portfolio Holdings411
  Investment Advisory, net of waivers (000)$2,169
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.37%
3-5 Years	16.34%
5-10 Years	64.07%
>10 Years	13.77%
Other	(1.64)%

Credit RatingFootnote Reference* (as % of investments)

BBB	1.53%
BB	29.54%
B	49.21%
Below B	8.00%
Unrated	11.27%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden High Income Fund

Investor Class - PYHRX

Annual Shareholder Report - October 31, 2024

PYHRX-AR2024

Payden High Income Fund

SI Class - PYCHX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden High Income Fund. It outlines performance and positional information.

The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$60	0.55%

How did the fund perform last year?

The high yield bond market finished with a positive year. Strong earnings, positive economic growth and lower interest rates were tailwinds, but idiosyncratic credit factors remained important as issuer-level dispersion was elevated.

Top Contributors to Performance

• Security selection in the energy sector

• Security selection in the financial services sector

• Security selection in the media sector

Top Detractors from Performance

• Security selection in the consumer goods sector

• Security selection in the insurance sector

• Cash holdings

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
02/22
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,208,000	8,779,000	9,167,000
10/23	9,910,570	8,810,604	9,662,018
10/24	11,533,922	9,740,123	11,104,557

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	16.38%	15.33%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	14.93%	11.05%

Fund Statistics

  Total Net Assets (000)$860,733
  # of Portfolio Holdings411
  Investment Advisory, net of waivers (000)$2,169
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

CCO Holdings LLC/CCO Holdings Capital Corp.	1.60%
Freedom Mortgage Holdings LLC	0.88%
TransDigm Inc.	0.87%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	0.86%
Venture Global LNG Inc.	0.84%
Wildfire Intermediate Holdings LLC	0.77%
MPT Operating Partnership LP/MPT Finance Corp.	0.76%
Moss Creek Resources Holdings Inc.	0.73%
Organon & Co./Organon Foreign Debt Co.-Issuer BV	0.72%
1011778 BC ULC/New Red Finance Inc.	0.69%

Portfolio Composition (as % of investments)

Corporate Bond	81%
Investment Company	9%
Bank Loans	7%
Asset Backed	1%
Common Stock	1%
Other	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	3.37%
3-5 Years	16.34%
5-10 Years	64.07%
>10 Years	13.77%
Other	(1.64)%

Credit RatingFootnote Reference* (as % of investments)

BBB	1.53%
BB	29.54%
B	49.21%
Below B	8.00%
Unrated	11.27%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the lowest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden High Income Fund

SI Class - PYCHX

Annual Shareholder Report - October 31, 2024

PYCHX-AR2024

Payden Limited Maturity Fund

Adviser Class - PYLBX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.

The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$-	-%

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
11/23	10,000	10,000	10,000
10/24	10,499	10,537	10,493

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	4.99%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA U.S. 3-Month Treasury Bill Index	4.93%

Fund Statistics

  Total Net Assets (000)$1,948,271
  # of Portfolio Holdings424
  Investment Advisory, net of waivers (000)$(76)
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	43.26%
3-5 Years	26.24%
5-10 Years	11.70%
>10 Years	16.83%
Other	0.08%

Credit RatingFootnote Reference* (as % of investments)

AAA	50.86%
AA	11.27%
A	16.98%
BBB	14.67%
BB	4.16%
B	0.40%
Unrated	1.66%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Limited Maturity Fund

Adviser Class - PYLBX

Annual Shareholder Report - October 31, 2024

PYLBX-AR2024

Payden Limited Maturity Fund

Investor Class - PYLMX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.

The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$29	0.28%

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
10/14	100,000	100,000	100,000
10/15	100,200	101,960	100,010
10/16	101,513	106,416	100,320
10/17	103,056	107,373	101,042
10/18	105,034	105,172	102,740
10/19	108,175	117,278	105,206
10/20	110,068	124,537	106,173
10/21	110,893	123,939	106,227
10/22	110,439	104,506	107,055
10/23	116,800	104,882	112,162
10/24	124,602	115,947	118,207

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.68%	2.87%	2.22%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%

Fund Statistics

  Total Net Assets (000)$1,948,271
  # of Portfolio Holdings424
  Investment Advisory, net of waivers (000)$(76)
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	43.26%
3-5 Years	26.24%
5-10 Years	11.70%
>10 Years	16.83%
Other	0.08%

Credit RatingFootnote Reference* (as % of investments)

AAA	50.86%
AA	11.27%
A	16.98%
BBB	14.67%
BB	4.16%
B	0.40%
Unrated	1.66%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Limited Maturity Fund

Investor Class - PYLMX

Annual Shareholder Report - October 31, 2024

PYLMX-AR2024

Payden Limited Maturity Fund

SI Class - PYLSX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Limited Maturity Fund. It outlines performance and positional information.

The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$24	0.23%

How did the fund perform last year?

Investment grade corporates, most notably floating-rate corporates, were the largest driver of outperformance in the Fund. Strong investor demand for corporate bonds compressed yield premiums despite record new issuance. The Fund's allocation to high yield bonds and bank loans also contributed significantly to performance, as strong earnings and economic growth supported returns for higher-risk assets. Commercial mortgage-backed securities (CMBS), particularly commercial real estate collateralized loan obligations (CRE CLOs) and single asset single borrower (SASB) holdings had the strongest performance within the Fund’s securitized holdings. The Fund maintains a diversified mix of mortgage-backed security collateral types, with limited exposure to office-backed collateral which showed mixed results.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA U.S. 3-Month Treasury Bill Index
$11,500,000
$11,000,000
$10,500,000
$10,000,000
$9,500,000
$9,000,000
$8,500,000
$8,000,000
06/21
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA U.S. 3-Month Treasury Bill Index
06/21	10,000,000	10,000,000	10,000,000
10/21	10,011,000	10,011,000	10,001,000
10/22	9,974,960	8,441,275	10,079,008
10/23	10,543,533	8,471,664	10,559,776
10/24	11,253,113	9,365,424	11,128,948

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 6/30/2021
SI Class	6.73%	12.53%
Bloomberg US Aggregate Bond Index	10.55%	-6.36%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	11.29%

Fund Statistics

  Total Net Assets (000)$1,948,271
  # of Portfolio Holdings424
  Investment Advisory, net of waivers (000)$(76)
  Portfolio Turnover Rate76%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Bill	15.33%
Freddie Mac STACR REMIC Trust	2.57%
Connecticut Avenue Securities Trust	2.07%
BX Commercial Mortgage Trust	1.38%
Royal Bank of Canada	1.35%
Payden Floating Rate Fund, SI Class	1.32%
American Express Co.	1.22%
RTX Corp.	1.14%
Enterprise Fleet Financing LLC	1.13%
Hyundai Auto Lease Securitization Trust	1.04%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	30%
U.S. Treasury	15%
Mortgage Backed	11%
Commercial Paper	7%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	43.26%
3-5 Years	26.24%
5-10 Years	11.70%
>10 Years	16.83%
Other	0.08%

Credit RatingFootnote Reference* (as % of investments)

AAA	50.86%
AA	11.27%
A	16.98%
BBB	14.67%
BB	4.16%
B	0.40%
Unrated	1.66%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Limited Maturity Fund

SI Class - PYLSX

Annual Shareholder Report - October 31, 2024

PYLSX-AR2024

Payden Low Duration Fund

Adviser Class - PYLWX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$1	0.01%

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
11/23	10,000	10,000	10,000
10/24	10,564	10,537	10,462

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	5.64%
Bloomberg US Aggregate Bond Index	5.37%
ICE BofA 1-3 Year U.S. Treasury Index	4.62%

Fund Statistics

  Total Net Assets (000)$974,047
  # of Portfolio Holdings239
  Investment Advisory, net of waivers (000)$1,206
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	40.21%
3-5 Years	26.76%
5-10 Years	10.55%
>10 Years	21.62%
Other	(24.56)%

Credit RatingFootnote Reference* (as % of investments)

AAA	53.00%
AA	5.27%
A	16.55%
BBB	16.28%
BB	5.48%
B	0.58%
Unrated	2.84%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Low Duration Fund

Adviser Class - PYLWX

Annual Shareholder Report - October 31, 2024

PYLWX-AR2024

Payden Low Duration Fund

Investor Class - PYSBX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$45	0.43%

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
10/14	100,000	100,000	100,000
10/15	100,500	101,960	100,780
10/16	102,239	106,416	101,697
10/17	103,639	107,373	101,941
10/18	104,044	105,172	102,196
10/19	108,611	117,278	106,836
10/20	111,869	124,537	110,244
10/21	112,809	123,939	109,990
10/22	107,563	104,506	104,854
10/23	112,038	104,882	107,915
10/24	119,937	115,947	114,131

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	7.05%	2.00%	1.83%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	1.33%	1.33%

Fund Statistics

  Total Net Assets (000)$974,047
  # of Portfolio Holdings239
  Investment Advisory, net of waivers (000)$1,206
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	40.21%
3-5 Years	26.76%
5-10 Years	10.55%
>10 Years	21.62%
Other	(24.56)%

Credit RatingFootnote Reference* (as % of investments)

AAA	53.00%
AA	5.27%
A	16.55%
BBB	16.28%
BB	5.48%
B	0.58%
Unrated	2.84%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Low Duration Fund

Investor Class - PYSBX

Annual Shareholder Report - October 31, 2024

PYSBX-AR2024

Payden Low Duration Fund

SI Class - PYLDX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Low Duration Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$39	0.38%

How did the fund perform last year?

The primary driver of the Fund’s performance was movement in market yields. US Treasury yields declined materially over the year as the Federal Reserve Board signaled a near term path towards lower policy rates and ultimately delivered the first policy rate reduction of the current cycle, reducing the policy rate by 50 basis points. The Fund had extended duration positioning ahead of this shift, which benefitted the portfolio and contributed to total performance that exceeded earned income. The Fund’s diversified allocation to credit sectors also contributed to incremental returns as credit premiums narrowed over the course of the year in response to stronger overall economic data. Specifically, the Fund’s allocations to corporate bonds, including sub-investment grade corporate bonds, and securitized sectors, specifically asset-backed (ABS) and commercial mortgage-backed (CMBS) sectors, were a significant driver of relative outperformance. Looking forward, we continue to expect the broader economic backdrop to support credit sectors and the longer-term trajectory towards lower yields, both of which should continue to benefit the Fund’s positioning.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-3 Year U.S. Treasury Index
$11,000,000
$10,750,000
$10,500,000
$10,250,000
$10,000,000
$9,750,000
$9,500,000
$9,250,000
$9,000,000
$8,750,000
02/22
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-3 Year U.S. Treasury Index
02/22	10,000,000	10,000,000	10,000,000
10/22	9,666,000	8,779,000	9,654,000
10/23	10,072,939	8,810,604	9,935,897
10/24	10,788,117	9,740,123	10,508,204

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	Since Inception 2/28/2022
SI Class	7.10%	7.89%
Bloomberg US Aggregate Bond Index	10.55%	-2.60%
ICE BofA 1-3 Year U.S. Treasury Index	5.76%	5.08%

Fund Statistics

  Total Net Assets (000)$974,047
  # of Portfolio Holdings239
  Investment Advisory, net of waivers (000)$1,206
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	32.55%
Connecticut Avenue Securities Trust	1.94%
Carvana Auto Receivables Trust	1.64%
FISERV, Inc.	1.53%
Freddie Mac STACR REMIC Trust	1.49%
Fannie Mae Connecticut Avenue Securities	1.34%
Enterprise Fleet Financing LLC	1.31%
Westlake Automobile Receivables Trust	1.22%
OBX Trust	1.20%
FHLB	1.20%

Portfolio Composition (as % of investments)

U.S. Treasury	33%
Corporate Bond	30%
Asset Backed	20%
Mortgage Backed	12%
Commercial Paper	2%
Other	3%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	40.21%
3-5 Years	26.76%
5-10 Years	10.55%
>10 Years	21.62%
Other	(24.56)%

Credit RatingFootnote Reference* (as % of investments)

AAA	53.00%
AA	5.27%
A	16.55%
BBB	16.28%
BB	5.48%
B	0.58%
Unrated	2.84%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Low Duration Fund

SI Class - PYLDX

Annual Shareholder Report - October 31, 2024

PYLDX-AR2024

Payden Managed Income Fund

Adviser Class - PKCBX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.

The Fund seeks income and total return consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$104	1.00%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $25,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
30-year US Treasury Bond Yield
$34,000
$33,000
$32,000
$31,000
$30,000
$29,000
$28,000
$27,000
$26,000
$25,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	25,013	25,490	25,753
10/16	25,583	26,604	26,512
10/17	26,238	26,843	27,331
10/18	26,639	26,293	28,102
10/19	27,955	29,319	28,956
10/20	27,785	31,134	29,660
10/21	29,554	30,985	30,185
10/22	27,681	26,126	30,734
10/23	29,447	26,220	31,767
10/24	32,009	28,987	33,060

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Adviser Class	8.70%	2.74%	2.50%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

Fund Statistics

  Total Net Assets (000)$118,962
  # of Portfolio Holdings386
  Investment Advisory, net of waivers (000)$272
  Portfolio Turnover Rate262%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	9.71%
3-5 Years	9.54%
5-10 Years	41.21%
>10 Years	32.98%
Other	57.39%

Credit RatingFootnote Reference* (as % of investments)

AAA	9.95%
AA	4.73%
A	7.81%
BBB	28.57%
BB	25.24%
B	11.43%
Below B	1.93%
Unrated	10.26%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Managed Income Fund

Adviser Class - PKCBX

Annual Shareholder Report - October 31, 2024

PKCBX-AR2024

Payden Managed Income Fund

Institutional Class - PKCIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.

The Fund seeks income and total return consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Institutional Class	$77	0.74%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $5,000,000 Investment

Institutional Class
Bloomberg US Aggregate Bond Index
30-year US Treasury Bond Yield
$6,750,000
$6,500,000
$6,250,000
$6,000,000
$5,750,000
$5,500,000
$5,250,000
$5,000,000
$4,750,000
06/16
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Institutional Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
06/16	5,000,000	5,000,000	5,000,000
10/16	5,106,500	5,074,000	5,061,500
10/17	5,264,291	5,119,666	5,217,900
10/18	5,372,735	5,014,713	5,365,045
10/19	5,669,848	5,591,906	5,528,143
10/20	5,665,312	5,938,045	5,662,476
10/21	6,058,484	5,909,543	5,762,702
10/22	5,707,092	4,982,926	5,867,583
10/23	6,092,892	5,000,865	6,064,734
10/24	6,640,033	5,528,456	6,311,569

The above chart represents historical performance of a hypothetical investment of $5,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/1/2016
Institutional Class	8.98%	3.20%	32.79%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	10.56%
30-year US Treasury Bond Yield	4.07%	2.68%	26.24%

Fund Statistics

  Total Net Assets (000)$118,962
  # of Portfolio Holdings386
  Investment Advisory, net of waivers (000)$272
  Portfolio Turnover Rate262%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	9.71%
3-5 Years	9.54%
5-10 Years	41.21%
>10 Years	32.98%
Other	57.39%

Credit RatingFootnote Reference* (as % of investments)

AAA	9.95%
AA	4.73%
A	7.81%
BBB	28.57%
BB	25.24%
B	11.43%
Below B	1.93%
Unrated	10.26%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Managed Income Fund

Institutional Class - PKCIX

Annual Shareholder Report - October 31, 2024

PKCIX-AR2024

Payden Managed Income Fund

Retirement Class - PKCRX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.

The Fund seeks income and total return consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Retirement Class	$129	1.24%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $25,000 Investment

Retirement Class
Bloomberg US Aggregate Bond Index
30-year US Treasury Bond Yield
$35,000
$32,500
$30,000
$27,500
$25,000
$22,500
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Retirement Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	24,953	25,490	25,753
10/16	25,459	26,604	26,512
10/17	26,052	26,843	27,331
10/18	26,375	26,293	28,102
10/19	27,610	29,319	28,956
10/20	27,353	31,134	29,660
10/21	29,046	30,985	30,185
10/22	27,144	26,126	30,734
10/23	28,791	26,220	31,767
10/24	31,238	28,987	33,060

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Retirement Class	8.50%	2.49%	2.25%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

Fund Statistics

  Total Net Assets (000)$118,962
  # of Portfolio Holdings386
  Investment Advisory, net of waivers (000)$272
  Portfolio Turnover Rate262%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	9.71%
3-5 Years	9.54%
5-10 Years	41.21%
>10 Years	32.98%
Other	57.39%

Credit RatingFootnote Reference* (as % of investments)

AAA	9.95%
AA	4.73%
A	7.81%
BBB	28.57%
BB	25.24%
B	11.43%
Below B	1.93%
Unrated	10.26%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Managed Income Fund

Retirement Class - PKCRX

Annual Shareholder Report - October 31, 2024

PKCRX-AR2024

Payden Managed Income Fund

SI Class - PKBIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Managed Income Fund. It outlines performance and positional information.

The Fund seeks income and total return consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$78	0.75%

How did the fund perform last year?

With little value left to extract in a soft-landing outcome given that the combination of long duration and long credit positioning would require rates to move lower while risk assets perform. Inflation concerns were seemingly under control, recent easing of financial conditions and positive US economic data did not indicate a recessionary environment. As a result, the Fund increase credit risk while minimizing interest rate exposure. Interest rate duration contributed positively to performance as US rates declined. In credit, the Fund added risk to highest conviction sectors in emerging markets debt, high yield bonds, and residential mortgage credit. The increase in credit risk was additive to performance as credit risk premiums mostly declined for the period. The combination of a strong income stream, modestly more credit risk, and reduced interest rate risk was favorable as the Fund generated positive returns for each month of the fiscal year. Going forward, as markets take time to digest the US election outcome and another Federal Reserve Board meeting, the Fund is prepared to act if dislocations occur but remain patient to not overreact to new information.

How has the fund performed?

Total Return Based on $25,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
30-year US Treasury Bond Yield
$34,000
$33,000
$32,000
$31,000
$30,000
$29,000
$28,000
$27,000
$26,000
$25,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index	30-year US Treasury Bond Yield
10/14	25,000	25,000	25,000
10/15	25,073	25,490	25,753
10/16	25,719	26,604	26,512
10/17	26,429	26,843	27,331
10/18	26,910	26,293	28,102
10/19	28,315	29,319	28,956
10/20	28,196	31,134	29,660
10/21	30,074	30,985	30,185
10/22	28,260	26,126	30,734
10/23	30,128	26,220	31,767
10/24	32,822	28,987	33,060

The above chart represents historical performance of a hypothetical investment of $25,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	8.94%	2.99%	2.76%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
30-year US Treasury Bond Yield	4.07%	2.68%	2.83%

Fund Statistics

  Total Net Assets (000)$118,962
  # of Portfolio Holdings386
  Investment Advisory, net of waivers (000)$272
  Portfolio Turnover Rate262%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

Connecticut Avenue Securities Trust	7.61%
Freddie Mac STACR REMIC Trust	5.54%
Brazil Letras do Tesouro Nacional	4.67%
U.S. Treasury Bill	2.65%
Neuberger Berman Loan Advisers CLO Ltd.	1.62%
Ally Bank Auto Credit-Linked Notes Series	1.53%
Santander Drive Auto Receivables Trust	1.37%
Payden Emerging Markets Local Bond Fund, SI Class	1.27%
Exeter Automobile Receivables Trust	1.25%
Westlake Automobile Receivables Trust	1.12%

Portfolio Composition (as % of investments)

Corporate Bond	34%
Asset Backed	24%
Mortgage Backed	22%
Foreign Government	10%
Bank Loans	5%
Other	5%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	9.71%
3-5 Years	9.54%
5-10 Years	41.21%
>10 Years	32.98%
Other	57.39%

Credit RatingFootnote Reference* (as % of investments)

AAA	9.95%
AA	4.73%
A	7.81%
BBB	28.57%
BB	25.24%
B	11.43%
Below B	1.93%
Unrated	10.26%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Managed Income Fund

SI Class - PKBIX

Annual Shareholder Report - October 31, 2024

PKBIX-AR2024

Payden Strategic Income Fund

Adviser Class - PYSLX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.

The Fund seeks a high level of total return combined with income generation that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Adviser Class	$7	0.07%

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $10,000 Investment

Adviser Class
Bloomberg US Aggregate Bond Index
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
11/23
10/24

	Adviser Class	Bloomberg US Aggregate Bond Index
11/23	10,000	10,000
10/24	10,700	10,537

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

Since Inception 11/30/2023
Adviser Class	7.00%
Bloomberg US Aggregate Bond Index	5.37%

Fund Statistics

  Total Net Assets (000)$183,279
  # of Portfolio Holdings327
  Investment Advisory, net of waivers (000)$496
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.66%
3-5 Years	9.60%
5-10 Years	35.14%
>10 Years	33.41%
Other	8.42%

Credit RatingFootnote Reference* (as % of investments)

AAA	40.10%
AA	4.27%
A	8.20%
BBB	26.47%
BB	10.30%
B	3.16%
Below B	0.40%
Unrated	7.10%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Strategic Income Fund

Adviser Class - PYSLX

Annual Shareholder Report - October 31, 2024

PYSLX-AR2024

Payden Strategic Income Fund

Investor Class - PYSGX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.

The Fund seeks a high level of total return combined with income generation that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$68	0.65%

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $100,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index
10/14	100,000	100,000
10/15	102,080	101,960
10/16	106,061	106,416
10/17	109,338	107,373
10/18	108,978	105,172
10/19	117,794	117,278
10/20	122,199	124,537
10/21	127,539	123,939
10/22	116,418	104,506
10/23	121,738	104,882
10/24	134,557	115,947

The above chart represents historical performance of a hypothetical investment of $100,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	10.53%	2.69%	3.01%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

Fund Statistics

  Total Net Assets (000)$183,279
  # of Portfolio Holdings327
  Investment Advisory, net of waivers (000)$496
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.66%
3-5 Years	9.60%
5-10 Years	35.14%
>10 Years	33.41%
Other	8.42%

Credit RatingFootnote Reference* (as % of investments)

AAA	40.10%
AA	4.27%
A	8.20%
BBB	26.47%
BB	10.30%
B	3.16%
Below B	0.40%
Unrated	7.10%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Strategic Income Fund

Investor Class - PYSGX

Annual Shareholder Report - October 31, 2024

PYSGX-AR2024

Payden Strategic Income Fund

SI Class - PYSIX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden Strategic Income Fund. It outlines performance and positional information.

The Fund seeks a high level of total return combined with income generation that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
SI Class	$58	0.55%

How did the fund perform last year?

The Fund held a yield advantage via overweight positions in credit with an emphasis on higher quality and liquid parts of the market. This positioning reflected the belief that while we expected to see a “soft-landing” economy, we still believed the year had the potential for a high level of volatility as the macroeconomic backdrop remained uncertain. Given broadly positive excess returns over the period, the Fund’s allocation to non-governmental sectors added to relative return, with allocations to investment grade corporates, securitized debt, high yield corporates, and emerging market debt as the main contributors. Rate positioning was adjusted over the year as interest rate levels and curves fluctuated. This active duration management contributed positively to relative performance.

How has the fund performed?

Total Return Based on $10,000,000 Investment

SI Class
Bloomberg US Aggregate Bond Index
$14,000,000
$13,500,000
$13,000,000
$12,500,000
$12,000,000
$11,500,000
$11,000,000
$10,500,000
$10,000,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	SI Class	Bloomberg US Aggregate Bond Index
10/14	10,000,000	10,000,000
10/15	10,232,000	10,196,000
10/16	10,644,350	10,641,565
10/17	10,986,033	10,737,339
10/18	10,964,061	10,517,224
10/19	11,856,536	11,727,756
10/20	12,318,941	12,453,704
10/21	12,883,148	12,393,927
10/22	11,772,621	10,450,559
10/23	12,323,579	10,488,181
10/24	13,634,808	11,594,684

The above chart represents historical performance of a hypothetical investment of $10,000,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SI Class	10.64%	2.83%	3.15%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

Fund Statistics

  Total Net Assets (000)$183,279
  # of Portfolio Holdings327
  Investment Advisory, net of waivers (000)$496
  Portfolio Turnover Rate63%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	9.42%
U.S. Treasury Inflation Indexed Notes	4.03%
UBS Group AG	1.30%
BX Commercial Mortgage Trust	1.28%
U.S. Treasury Bond	1.16%
OBX Trust	1.15%
FN MA5073 30YR	1.11%
Morgan Stanley	1.10%
Fannie Mae Connecticut Avenue Securities	1.08%
U.S. Treasury Bill	0.99%

Portfolio Composition (as % of investments)

Corporate Bond	36%
Mortgage Backed	21%
U.S. Treasury	15%
Asset Backed	13%
Foreign Government	4%
Other	11%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	7.66%
3-5 Years	9.60%
5-10 Years	35.14%
>10 Years	33.41%
Other	8.42%

Credit RatingFootnote Reference* (as % of investments)

AAA	40.10%
AA	4.27%
A	8.20%
BBB	26.47%
BB	10.30%
B	3.16%
Below B	0.40%
Unrated	7.10%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden Strategic Income Fund

SI Class - PYSIX

Annual Shareholder Report - October 31, 2024

PYSIX-AR2024

Payden U.S. Government Fund

Investor Class - PYUSX

Annual Shareholder Report - October 31, 2024

Fund Overview

This Annual shareholder report contains important information about Payden U.S. Government Fund. It outlines performance and positional information.

The Fund seeks a high level of total return that is consistent with preservation of capital.

What were the fund’s cost for the last year?

Class Name	Annual Cost Per $10,000 Investment	Annualized Cost as a % of Investment
Investor Class	$44	0.43%

How did the fund perform last year?

The primary driver of the Funds’ performance was a decline in market yields and the outperformance of agency mortgage-backed securities relative to US Treasuries. After an extended period of unchanged monetary policy, the Federal Reserve Board cut interest rates by 0.5% in September 2024. The markets aggressively priced for lower rates which resulted in an inverted yield curve, with shorter maturities yielding more than longer maturities. Due to the inversion the Fund was positioned shorter than the benchmark for most of the fiscal year which was additive to performance. In addition, the Funds overweight to agency mortgage-backed securities provided additional yield and price performance relative to US Treasuries. The sharp rise in interest rates following the rate cut in September was a detriment to performance. The Fund extended duration into the easing cycle and maintained its mortgage positions which underperformed during this time. Looking forward we expect agency mortgage to offer value due to their higher yields and the positioning of the Fund to take advantage of expected lower interest rates.

How has the fund performed?

Total Return Based on $10,000 Investment

Investor Class
Bloomberg US Aggregate Bond Index
ICE BofA 1-5 Year U.S. Treasury Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
10/14
10/15
10/16
10/17
10/18
10/19
10/20
10/21
10/22
10/23
10/24

	Investor Class	Bloomberg US Aggregate Bond Index	ICE BofA 1-5 Year U.S. Treasury Index
10/14	10,000	10,000	10,000
10/15	10,101	10,196	10,141
10/16	10,248	10,642	10,298
10/17	10,232	10,737	10,302
10/18	10,144	10,517	10,265
10/19	10,688	11,728	10,863
10/20	11,143	12,454	11,312
10/21	11,109	12,394	11,230
10/22	10,315	10,451	10,496
10/23	10,511	10,488	10,752
10/24	11,177	11,595	11,416

The above chart represents historical performance of a hypothetical investment of $10,000 over the past 10 years. The result of this chart do not predict the results of future time periods and does not reflect the impact of taxes or transaction cost a shareholder may pay.

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Class	6.33%	0.90%	1.12%
Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%
ICE BofA 1-5 Year U.S. Treasury Index	6.18%	1.00%	1.33%

Fund Statistics

  Total Net Assets (000)$68,989
  # of Portfolio Holdings54
  Investment Advisory, net of waivers (000)$32
  Portfolio Turnover Rate52%

Past performance does not guarantee future results. Invest with caution. Call 800-572-9336 for current performance questions.

What did the Fund invest in?

Top 10 Holdings (as % of investments)

U.S. Treasury Note	53.53%
FHLMC Multifamily Structured Pass-Through Certificates	5.88%
FRESB Mortgage Trust	5.45%
FNCL	3.42%
FN MA4869 30YR	2.26%
FR SB8206 15YR	2.15%
Fannie Mae-Aces	2.12%
FN BM7166 ARM	1.87%
FN FS2395 15YR	1.51%
FN MA4694 15YR	1.46%

Portfolio Composition (as % of investments)

U.S. Treasury	53%
Mortgage Backed	42%
Investment Company	3%
Asset Backed	1%
U.S. Government Agency	1%

Maturity Weightings (as % of investments)

Value	Value	Value	Value	Value
1-3 Years	18.39%
3-5 Years	45.74%
5-10 Years	5.75%
>10 Years	30.12%
Other	(4.53)%

Credit RatingFootnote Reference* (as % of investments)

AAA	97.20%
Unrated	2.80%
Footnote	Description
Footnote*	Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest) and are subject to change. Security ratings are assigned using the highest rating of Moody’s, S&P, and Fitch. If a security is unrated by Moody’s, S&P, and Fitch, then we use the rating from other nationally recognized statistical ratings organizations.

Householding

If you wish to receive a copy of this document at a new address, contact 800-572-9336.

Where can I find additional information about the fund?

If you wish to view additional information about the Fund contact us @

Visit: payden.com

Call: 800-572-9336

Email: requests@payden.com

Payden U.S. Government Fund

Investor Class - PYUSX

Annual Shareholder Report - October 31, 2024

PYUSX-AR2024

Item 2. Code of Ethics.

Effective June 9, 2003, the registrant adopted “The Payden & Rygel Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Payden & Rygel Investment Group, Attention: General Counsel, 333 South Grand Avenue, 40th Floor, Los Angeles, CA 90071. A copy of the Supplemental Code of Ethics is also posted on the registrant’s Internet website at www.payden.com.

Item 3. Audit Committee Financial Expert.

At its meeting on December 17, 2024, the registrant’s Board of Trustees has determined that, for the fiscal year ended October 31, 2025, W.D. Hilton, Jr., Thomas V. McKernan, Andrew J. Policano, Nancy C. Benacci and Robert L. Gumm are qualified to serve as audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $849,000 for 2024 and $810,000 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $156,120 for 2024 and $141,100 for 2023. These fees related to the preparation and filing of Federal and state income tax returns and Federal excise tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $60,000 in 2023 related to a consent in connection with filings with the SEC on November 27, 2023 and November 30, 2023 for the addition of new Adviser Class shares for certain.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 100%

(d) 100%

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant for each of the last two fiscal years of the registrant was $156,120 for 2024 and $201,100 for 2023.

(h)

In the fiscal years ended October 31, 2024 and October 31, 2023 respectively, the registrant’s principal accountant did provide non-audit services to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and which pre-approval was provided. Each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Payden & Rygel, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Schedule of Investments is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The annual financial statements are attached herewith.

Annual Financial Statements

and Other Information

October 31, 2024

Contents

4	Portfolio Highlights & Investments

106	Statements of Assets and Liabilities

110	Statements of Operations

114	Statements of Changes in Net Assets

120	Notes to Financial Statements

141	Financial Highlights

162	Report of Independent Registered Public Accounting Firm

163	Approval of Investment Advisory Agreement

Annual Financial Statements and Other Information

Portfolio Highlights & Investments

October 31, 2024

Abbreviations

AGM - Assured Guaranty Municipal Corporation	G2SF - Ginnie Mae
AMT - Alternative Minimum Tax	GBP - British Pound
ARM - Adjustable Rate Mortgage	GN - Ginnie Mae I pool
AUD - Australian Dollar	GNR - Ginnie Mae REMICS
BAM - Build America Mutual	HUF - Hungarian Forint
BRL - Brazilian Real	IDR - Indonesian Rupiah
CAD - Canadian Dollar	INR - Indian Rupee
CHF - Swiss Franc	JPY - Japanese Yen
CLO - Collateralized Loan Obligation	KRW - South Korean Won
CMBS - Commercial Mortgage-Backed Security	KZT - Kazakhstani Tenge
CLP - Chilean Peso	LIBOR - London Interbank Offered Rate
CNH - Offshore China Renminbi	MXN - Mexican Peso
CNY - China Renminbi	MYR - Malaysian Ringgit
COP - Colombian Peso	NGN - Nigerian Naira
CZK - Czech Koruna	NOK - Norwegian Krone
DKK - Danish Krone	PEN - Peruvian Sol
DOP - Dominican Peso	PHP - Philippine Peso
EGP - Egyptian Pound	PLN - Polish Zloty
EUR - Euro	REMIC - Real Estate Mortgage Investment Conduit
EURIBOR - Euro Interbank Offered Rate	RON - New Romanian Leu
FFCB - Federal Farm Credit Banks Funding Corporation	SEK - Swedish Krona
FG - Freddie Mac Gold Pool	SGD - Singapore Dollar
FH - Freddie Mac Non Gold Pool	STACR - Structured Agency Credit Risk
FHLB - Federal Home Loan Banks	TBA - To-Be-Announced
FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)	THB - Thai Baht
FHR - Freddie Mac REMICS	TRY - Turkish Lira
FN - Fannie Mae Pool	USD - US Dollar
FNCL - Fannie Mae or Freddie Mac	UYU - Uruguayan Peso
FNR - Fannie Mae REMICS	UZS - Uzbekistani Som
FR - Freddie Mac Pool	ZAR - South African Rand
G2 - Ginnie Mae II pool

4  Payden Mutual Funds

Payden Cash Reserves Money Market Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

U.S. Government Agency (7%)
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.190%), 5.00%, 11/25/24 (a)	$5,000
4,500,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.115%), 4.93%, 10/29/25 (a)	4,502
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.100%), 4.91%, 6/24/26 (a)	5,000
2,000,000	FHLB, 4.38%, 3/06/25	1,998
4,500,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.160%), 4.97%, 7/10/25 (a)	4,503
4,000,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.140%), 4.95%, 3/12/26 (a)	4,000
4,500,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.170%), 4.98%, 8/20/26 (a)	4,500
4,000,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.180%), 4.99%, 9/18/26 (a)	4,000

Total U.S. Government Agency (Cost - $33,503)		33,503

Mortgage Backed (3%)
4,118,044	Fannie Mae-Aces 2015-M9, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.414%), 5.27%, 6/25/25 (a)	4,119
3,213,147	Fannie Mae-Aces 2015-M6, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.414%), 5.27%, 1/25/26 (a)	3,212
557,561	FHLMC Multifamily Structured Pass-Through Certificates KF39, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.434%), 5.60%, 11/25/24 (a)	558
4,077,422	FHLMC Multifamily Structured Pass-Through Certificates K730, 3.59%, 1/25/25 (b)	4,067
3,838,629	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 5.77%, 7/25/26 (a)	3,842

Total Mortgage Backed (Cost - $15,798)		15,798

U.S. Treasury (53%)
55,000,000	U.S. Treasury Bill, 5.06%, 11/05/24 (c)	54,969
50,000,000	U.S. Treasury Bill, 4.70%, 11/07/24 (c)	49,961
50,000,000	U.S. Treasury Bill, 4.74%, 11/12/24 (c)	49,928
55,000,000	U.S. Treasury Bill, 4.80%, 12/12/24 (c)	54,703
15,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.169%), 4.71%, 4/30/25 (a)	15,003
14,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.125%), 4.67%, 7/31/25 (a)	13,996
16,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.170%), 4.71%, 10/31/25 (a)	15,997

Total U.S. Treasury (Cost - $254,557)		254,557

Investment Company (1%)
4,043,241	Dreyfus Treasury Obligations Cash Management Fund (Cost - $4,043)	4,043

Repurchase Agreements (36%)
44,000,000	Bank of Montreal Tri Party, 4.80%, 11/01/24 (d)	44,000
30,000,000	CIBC World Markets Tri Party, 4.80%, 11/06/24 (e)	30,000
45,000,000	Citigroup Tri Party, 4.84%, 11/07/24 (f)	45,000
10,000,000	Goldman Sachs Tri Party, 4.79%, 11/05/24 (g)	10,000

Principal or Shares	Security Description	Value (000)

45,000,000	Mitsubishi UFJ Financial Group, 4.82%, 11/04/24 (h)	$45,000

Total Repurchase Agreements (Cost - $174,000)		174,000

Total Investments (Cost - $481,901) (100%)		481,901
Other Assets, net of Liabilities (0%)		786

Net Assets (100%)		$482,687

(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Yield to maturity at time of purchase.
(d)	The repurchase agreement dated 10/31/2024 is collateralized by the following securities:

Bank of Montreal Tri Party

47,130,800	U.S. Treasury Securities, maturity from Feb 25-Feb 52, yielding from 0.00%-4.63%	$44,881

44,881

(e)	The repurchase agreement dated 10/30/2024 is collateralized by the following securities:

CIBC World Markets Tri Party

21,663,100	U.S. Treasury Securities, maturity from Mar 25-Aug 53, yielding from 0.00%-4.75%	$20,011
10,725,400	U.S. Treasury Securities, maturity from Mar 26-Feb 34, yielding from 2.13%-4.50%	10,589

		30,600

(f)	The repurchase agreement dated 10/31/2024 is collateralized by the following securities:

Citigroup	Tri Party

46,620,400	U.S. Treasury Securities, maturity dated Aug 29, yielding 3.63%	$45,900

45,900

(g)	The repurchase agreement dated 10/29/2024 is collateralized by the following securities:

Goldman Sachs Tri Party

1,755,000	FMAC, maturity dated Aug 35, yielding 5.00%	$74
31,325,811	FNMA, maturity from Nov 36-Nov 52, yielding from 3.00%-6.00%	3,978
6,154,000	U.S. Treasury Securities, maturity dated Feb 44, yielding 4.50%	6,148

		10,200

Annual Financial Statements and Other Information   5

Payden Cash Reserves Money Market Fund continued

(h)	The repurchase agreement dated 10/28/2024 is collateralized by the following securities:

Mitsubishi UFJ Financial Group

108,155	FMAC, maturity from Apr 52-Sep 54, yielding from 3.00%-6.00%	$88
1,392,795	FNMA, maturity from Sep 52-Aug 54, yielding from 4.50%-6.00%	1,238
172,963	GNMA, maturity from Jun 51-Jul 54, yielding from 2.50%-5.50%	145
45,043,500	U.S. Treasury Securities, maturity from Jul 25-May 52, yielding from 0.13%-4.38%	44,429

		45,900

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Value
Repurchase Agreements	(000’s)

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$174,000
Non-cash Collateral	(174,000)

Net Amount	$—

See notes to financial statements.

6  Payden Mutual Funds

   Payden Limited Maturity Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (31%)
10,121,180	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.10%, 6/15/36 (a)(b)	$10,081
2,791,777	ACRES Commercial Realty Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 6.30%, 1/15/37 (a)(b)	2,790
378,787	AEP Texas Restoration Funding LLC 2019-1, 2.06%, 2/01/27	376
1,322,928	Ally Auto Receivables Trust 2023-1, 5.76%, 11/15/26	1,325
4,005,000	Ally Auto Receivables Trust 2024-2, 4.46%, 7/15/27	4,000
2,611,305	Ally Bank Auto Credit-Linked Notes Series 2024-A 144A, 5.68%, 5/17/32 (a)	2,638
1,376,493	American Credit Acceptance Receivables Trust 2024-1 144A, 5.61%, 1/12/27 (a)	1,378
4,972,378	American Credit Acceptance Receivables Trust 2024-2 144A, 5.90%, 2/12/27 (a)	4,993
420,055	American Credit Acceptance Receivables Trust 2023-3 144A, 6.00%, 3/12/27 (a)	420
1,043,415	American Credit Acceptance Receivables Trust 2023-4 144A, 6.20%, 6/14/27 (a)	1,046
5,533,126	American Credit Acceptance Receivables Trust 2024-3 144A, 5.76%, 11/12/27 (a)	5,556
3,700,000	American Credit Acceptance Receivables Trust 2024-4 144A, 4.81%, 3/13/28 (a)	3,699
4,000,000	AmeriCredit Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.600%), 5.49%, 2/18/28 (b)	4,002
5,000,000	Apidos CLO XII 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 6.11%, 4/15/31 (a)(b)	5,008
826,790	Apidos CLO XXX 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.71%, 10/18/31 (a)(b)	827
5,000,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.72%, 1/20/33 (a)(b)	5,004
2,964,134	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 6.46%, 1/15/37 (a)(b)	2,965
4,975,052	Ares XXXVII CLO Ltd. 2015-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.74%, 10/15/30 (a)(b)	4,982
3,160,284	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (a)	3,193
8,240,000	ARI Fleet Lease Trust 2024-A 144A, 5.30%, 11/15/32 (a)	8,272
4,200,000	ARI Fleet Lease Trust 2024-B 144A, 5.54%, 4/15/33 (a)	4,234
4,149,968	Bain Capital Credit CLO 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.70%, 7/19/31 (a)(b)	4,150
4,988,588	Bain Capital Credit CLO 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.130%), 5.78%, 10/17/32 (a)(b)	4,992
566,337	Bank of America Auto Trust 2023-1A 144A, 5.83%, 5/15/26 (a)	567

Principal or Shares	Security Description	Value (000)

1,931,910	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 6.22%, 12/16/36 (a)(b)	$1,929
4,500,000	Benefit Street Partners CLO XIX Ltd. 2019-19A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.180%), 5.84%, 1/15/33 (a)(b)	4,506
2,455,640	BMW Canada Auto Trust 2024-1A 144A, 5.03%, 4/20/26 CAD (a)(c)	1,785
2,990,000	BMW Vehicle Lease Trust 2024-2, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.420%), 5.55%, 1/25/27 (b)(d)	2,992
2,653,973	BMW Vehicle Owner Trust 2023-A, 5.72%, 4/27/26	2,659
4,000,000	Bridgecrest Lending Auto Securitization Trust 2024-3, 5.54%, 2/16/27	4,009
4,050,000	Bridgecrest Lending Auto Securitization Trust 2024-4, 4.72%, 9/15/28	4,045
7,600,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.06%, 9/15/35 (a)(b)	7,637
1,971,745	BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.434%), 6.24%, 12/15/38 (a)(b)	1,970
5,000,000	Buttermilk Park CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.370%), 6.03%, 10/15/31 (a)(b)	5,000
3,000,000	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.98%, 4/22/32 (a)(b)	3,000
4,151,667	CarMax Auto Owner Trust 2022-1, 1.47%, 12/15/26	4,083
4,356,663	CarMax Auto Owner Trust 2023-4, 6.08%, 12/15/26	4,376
4,050,000	CarMax Auto Owner Trust 2024-3, 5.21%, 9/15/27	4,068
4,400,000	CarMax Auto Owner Trust 2024-4, 4.67%, 12/15/27	4,400
468,518	Carvana Auto Receivables Trust 2023-P2 144A, 5.98%, 8/10/26 (a)	469
611,527	Carvana Auto Receivables Trust 2023-P3 144A, 6.09%, 11/10/26 (a)	613
2,840,366	Carvana Auto Receivables Trust 2021-P4, 1.31%, 1/11/27	2,805
1,279,038	Carvana Auto Receivables Trust 2023-P4 144A, 6.23%, 1/11/27 (a)	1,282
3,447,167	Carvana Auto Receivables Trust 2022-P1, 3.35%, 2/10/27	3,424
2,575,575	Carvana Auto Receivables Trust 2024-P1 144A, 5.50%, 8/10/27 (a)	2,580
2,600,000	Carvana Auto Receivables Trust 2024-P3, 4.61%, 11/10/27	2,596
3,641,655	Carvana Auto Receivables Trust 2024-P2, 5.63%, 11/10/27	3,658
3,862,008	CCG Receivables Trust 2023-1 144A, 5.82%, 9/16/30 (a)	3,890
2,500,000	CCG Receivables Trust 2024-1 144A, 4.99%, 3/15/32 (a)	2,504
1,950,000	Chase Auto Owner Trust 2024-4A 144A, 5.25%, 9/27/27 (a)	1,959
3,200,000	Chase Auto Owner Trust 2024-5A 144A, 4.40%, 11/26/27 (a)	3,197

Annual Financial Statements and Other Information   7

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

416,739	Chesapeake Funding II LLC 2021-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.344%), 5.35%, 4/15/33 (a)(b)	$417
3,132,302	Chesapeake Funding II LLC 2024-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.770%), 5.78%, 5/15/36 (a)(b)	3,137
600,000	Cifc Funding Ltd. 2014-4RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 5.86%, 1/17/35 (a)(b)	600
1,296,012	CIFC Funding Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.132%), 5.75%, 4/19/29 (a)(b)	1,297
2,579,507	CNH Equipment Trust 2023-B, 5.90%, 2/16/27	2,589
2,316,782	Crestline Denali CLO XVII Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.130%), 5.79%, 10/15/31 (a)(b)	2,317
2,967,129	Daimler Trucks Retail Trust 2024-1, 5.60%, 4/15/26	2,976
5,000,000	Dell Equipment Finance Trust 2023-1 144A, 5.65%, 9/22/28 (a)	5,018
1,792,942	Dell Equipment Finance Trust 2023-2 144A, 5.84%, 1/22/29 (a)	1,796
1,340,145	Dell Equipment Finance Trust 2023-3 144A, 6.10%, 4/23/29 (a)	1,345
4,350,000	Dell Equipment Finance Trust 2024-2 144A, 4.69%, 8/22/30 (a)	4,347
4,300,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	3,983
1,624,382	DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (a)	1,631
1,300,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	1,306
4,100,000	Drive Auto Receivables Trust 2024-2, 4.94%, 12/15/27	4,099
7,250,000	Drive Auto Receivables Trust 2024-1, 5.35%, 2/15/28	7,280
4,750,726	Dryden Senior Loan Fund 2015-40A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 6.27%, 8/15/31 (a)(b)	4,753
4,700,000	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (a)	4,740
4,000,000	Enterprise Fleet Financing LLC 2024-3 144A, 5.31%, 4/20/27 (a)	4,023
4,400,000	Enterprise Fleet Financing LLC 2024-4 144A, 4.69%, 7/20/27 (a)	4,395
480,990	Enterprise Fleet Financing LLC 2021-3 144A, 0.77%, 8/20/27 (a)	478
9,047,131	Enterprise Fleet Financing LLC 2024-1 144A, 5.23%, 3/20/30 (a)	9,101
238,219	Exeter Automobile Receivables Trust 2023-3A, 6.04%, 7/15/26	238
1,159,330	Exeter Automobile Receivables Trust 2023-4A, 6.06%, 9/15/26	1,160
5,630,064	Exeter Automobile Receivables Trust 2024-3A, 5.82%, 2/15/27	5,645
2,800,000	Exeter Automobile Receivables Trust 2024-5A, 4.79%, 4/15/27	2,799
3,400,000	Exeter Automobile Receivables Trust 2024-4A, 5.28%, 8/15/30	3,420
256,001	Flagship Credit Auto Trust 2022-1 144A, 1.79%, 10/15/26 (a)	255
640,147	Flagship Credit Auto Trust 2023-1 144A, 5.38%, 12/15/26 (a)	640
3,955,788	Flagship Credit Auto Trust 2023-2 144A, 5.76%, 4/15/27 (a)	3,962

Principal or Shares	Security Description	Value (000)

1,780,073	Flagship Credit Auto Trust 2023-3 144A, 5.89%, 7/15/27 (a)	$1,786
1,700,000	Ford Credit Auto Lease Trust 2024-B, 5.18%, 2/15/27	1,705
5,267,813	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.334%), 6.12%, 5/16/38 (a)(b)	5,237
1,317,182	FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.77%, 1/19/39 (a)(b)	1,317
1,673,718	Galaxy XV CLO Ltd. 2013-15A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 5.89%, 10/15/30 (a)(b)	1,674
4,100,000	GLS Auto Receivables Issuer Trust 2024-3A 144A, 5.35%, 8/16/27 (a)	4,110
826,424	GM Financial Automobile Leasing Trust 2023-2, 5.44%, 10/20/25	827
9,665,000	GM Financial Automobile Leasing Trust 2023-2, 5.05%, 7/20/26	9,679
2,600,000	GM Financial Automobile Leasing Trust 2024-3, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.470%), 5.36%, 1/20/27 (b)	2,601
805,109	GM Financial Consumer Automobile Receivables Trust 2023-1, 5.19%, 3/16/26	805
1,864,262	GM Financial Consumer Automobile Receivables Trust 2023-3, 5.74%, 9/16/26	1,869
1,676,700	GM Financial Consumer Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.400%), 5.39%, 2/16/27 (b)	1,677
2,300,000	GM Financial Consumer Automobile Receivables Trust 2024-4, 4.53%, 10/18/27	2,299
4,200,000	Goldentree Loan Management U.S. CLO Ltd. 2019-5A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.070%), 5.69%, 10/20/32 (a)(b)	4,200
3,200,000	Goldentree Loan Management U.S. CLO Ltd. 2020-8A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.75%, 10/20/34 (a)(b)	3,200
8,800,000	GreatAmerica Leasing Receivables Funding LLC Series 2022-1 144A, 5.08%, 9/15/26 (a)	8,814
1,500,000	Highbridge Loan Management Ltd. 5A-2015 144A, (3 mo. Term Secured Overnight Financing Rate + 1.300%), 0.00%, 10/15/30 (a)(b)(d)	1,500
2,698,706	Honda Auto Receivables Owner Trust 2023-2, 5.41%, 4/15/26	2,702
2,370,000	Hotwire Funding LLC 2021-1 144A, 2.31%, 11/20/51 (a)	2,230
3,627,020	HPEFS Equipment Trust 2023-2A 144A, 6.04%, 1/21/31 (a)	3,642
4,900,000	HPS Loan Management Ltd. 13A-18 144A, (3 mo. Term Secured Overnight Financing Rate + 1.400%), 6.06%, 10/15/30 (a)(b)	4,900
470,431	Hyundai Auto Lease Securitization Trust 2023-B 144A, 5.47%, 9/15/25 (a)	470
4,307,050	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.85%, 3/16/26 (a)	4,320
4,500,000	Hyundai Auto Lease Securitization Trust 2023-B 144A, 5.15%, 6/15/26 (a)	4,505
8,700,000	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.80%, 12/15/26 (a)	8,787

8  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,100,000	Hyundai Auto Lease Securitization Trust 2024- C 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.500%), 5.51%, 3/15/27 (a)(b)	$3,104
2,288,673	Hyundai Auto Receivables Trust 2023-B, 5.77%, 5/15/26	2,294
2,405,125	John Deere Owner Trust 2023-B, 5.59%, 6/15/26	2,409
3,000,000	John Deere Owner Trust 2024-C, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.430%), 5.42%, 8/16/27 (b)	3,002
4,450,897	KKR CLO Ltd. 15 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.73%, 1/18/32 (a)(b)	4,451
4,744,157	KREF Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.184%), 5.97%, 2/15/39 (a)(b)	4,709
4,593,277	Kubota Credit Owner Trust 2023-2A 144A, 5.61%, 7/15/26 (a)	4,607
3,157,942	LAD Auto Receivables Trust 2024-1A 144A, 5.44%, 11/16/26 (a)	3,162
1,700,000	LCM Ltd. 31A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.90%, 7/20/34 (a)(b)	1,703
2,334,032	LCM XXIV Ltd. 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 5.86%, 3/20/30 (a)(b)	2,335
3,669,315	Madison Park Funding XLII Ltd. 13A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.78%, 11/21/30 (a)(b)	3,676
2,116,264	Magnetite XV Ltd. 2015-15A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.272%), 5.90%, 7/25/31 (a)(b)	2,120
5,000,000	Mercedes-Benz Auto Lease Trust 2024-B, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 5.43%, 12/15/26 (b)	5,001
5,676,368	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 6.11%, 2/19/37 (a)(b)	5,659
3,814,100	MMAF Equipment Finance LLC 2023-A 144A, 5.79%, 11/13/26 (a)	3,834
3,356,426	MMAF Equipment Finance LLC 2024-A 144A, 5.20%, 9/13/27 (a)	3,367
711,490	MMAF Equipment Finance LLC 2022-A 144A, 3.20%, 1/13/28 (a)	703
2,250,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1 144A, 6.18%, 8/25/28 (a)	2,275
5,000,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-49A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.78%, 7/25/35 (a)(b)	5,000
960,273	Nissan Auto Lease Trust 2023-B, 5.74%, 8/15/25	960
4,500,000	Nissan Master Owner Trust Receivables 2024- A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.670%), 5.68%, 2/15/28 (a)(b)	4,508
1,326,981	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.80%, 10/17/30 (a)(b)	1,327
2,788,793	Palmer Square Loan Funding Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.76%, 4/15/31 (a)(b)	2,790

Principal or Shares	Security Description	Value (000)

5,600,000	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 6.24%, 8/08/32 (a)(b)	$5,601
5,600,000	Palmer Square Loan Funding Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 6.16%, 10/15/32 (a)(b)	5,605
9,100,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.86%, 1/15/28 (a)(b)	9,132
404,434	Porsche Financial Auto Securitization Trust 2023-1A 144A, 5.42%, 12/22/26 (a)	405
2,300,000	Porsche Innovative Lease Owner Trust 2024- 2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.440%), 5.59%, 12/21/26 (a)(b)(d)	2,301
6,000,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 6.00%, 4/17/36 (a)(b)	6,018
3,988,577	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.76%, 7/15/31 (a)(b)	3,993
2,300,000	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.16%, 7/15/31 (a)(b)	2,300
3,831,128	Regatta XIV Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.73%, 10/25/31 (a)(b)	3,831
6,700,000	Regatta XIV Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.13%, 10/25/31 (a)(b)	6,700
3,300,000	Regatta XV Funding Ltd. 2018-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 6.18%, 10/25/31 (a)(b)	3,302
5,000,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 6.39%, 1/15/36 (a)(b)	5,010
435,728	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 5.72%, 8/16/32 (a)	436
1,354,939	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 6.45%, 12/15/32 (a)	1,362
1,498,757	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 6.49%, 6/15/33 (a)	1,509
87,781	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	88
2,602,801	Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	2,608
2,055,632	Santander Drive Auto Receivables Trust 2023-4, 6.18%, 2/16/27	2,059
5,250,000	Santander Drive Auto Receivables Trust 2024-4, 5.41%, 7/15/27	5,267
3,056,397	Santander Drive Auto Receivables Trust 2023-5, 6.31%, 7/15/27	3,065
3,800,000	Santander Drive Auto Receivables Trust 2024-5, 4.62%, 11/15/28	3,793
4,700,000	SBNA Auto Lease Trust 2024-C 144A, 4.94%, 11/20/26 (a)	4,701
4,124,708	SBNA Auto Receivables Trust 2024-A 144A, 5.70%, 3/15/27 (a)	4,132
1,127,732	SFS Auto Receivables Securitization Trust 2023- 1A 144A, 5.89%, 3/22/27 (a)	1,131
3,226,388	SFS Auto Receivables Securitization Trust 2024- 1A 144A, 5.35%, 6/21/27 (a)	3,233

Annual Financial Statements and Other Information   9

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

3,000,000	SFS Auto Receivables Securitization Trust 2024- 3A 144A, 4.71%, 5/22/28 (a)	$2,999
1,094,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	1,044
3,313,531	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.07%, 4/18/38 (a)(b)	3,305
1,884,913	Symphony CLO XVIII Ltd. 2016-18A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.73%, 7/23/33 (a)(b)	1,889
6,379,524	Symphony CLO XX Ltd. 2018-20A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.75%, 1/16/32 (a)(b)	6,384
2,471,306	Tesla Auto Lease Trust 2023-B 144A, 6.02%, 9/22/25 (a)	2,475
3,100,000	Tesla Auto Lease Trust 2024-B 144A, 4.79%, 1/20/27 (a)	3,100
3,408,482	THL Credit Wind River CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.200%), 5.86%, 7/15/30 (a)(b)	3,417
3,992,452	TIAA CLO IV Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.140%), 5.76%, 1/20/32 (a)(b)	3,992
731,296	Toyota Auto Receivables Owner Trust 2023-A, 5.05%, 1/15/26	731
3,178,734	Toyota Lease Owner Trust 2023-B 144A, 5.73%, 4/20/26 (a)	3,189
6,118,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	5,930
5,950,000	Vantage Data Centers Issuer LLC 2024-1A 144A, 5.10%, 9/15/54 (a)	5,824
4,698,373	VERDE CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.110%), 5.77%, 4/15/32 (a)(b)	4,698
3,300,000	Verizon Master Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 5.64%, 12/20/28 (b)	3,307
4,137,880	Volkswagen Auto Lease Trust 2023-A, 5.87%, 1/20/26	4,147
1,044,347	Volkswagen Auto Loan Enhanced Trust 2023-1, 5.50%, 12/21/26	1,046
3,963,336	Voya CLO Ltd. 2016-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.78%, 10/18/31 (a)(b)	3,968
4,613,636	Voya CLO Ltd. 2016-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 5.98%, 10/18/31 (a)(b)	4,613
5,399,095	Voya CLO Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 5.78%, 10/20/31 (a)(b)	5,405
483,611	Westlake Automobile Receivables Trust 2023- 1A 144A, 5.51%, 6/15/26 (a)	484
2,758,928	Westlake Automobile Receivables Trust 2023- 3A 144A, 5.96%, 10/15/26 (a)	2,766
1,000,000	Westlake Automobile Receivables Trust 2023- 2A 144A, 5.80%, 2/16/27 (a)	1,003
2,930,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.44%, 5/17/27 (a)	2,946
3,760,000	Westlake Automobile Receivables Trust 2023- 3A 144A, 5.82%, 5/17/27 (a)	3,787

Principal or Shares	Security Description	Value (000)

3,550,000	Westlake Automobile Receivables Trust 2024- 2A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.660%), 5.67%, 8/16/27 (a)(b)	$3,555
5,400,000	Westlake Automobile Receivables Trust 2024- 3A 144A, 4.71%, 4/17/28 (a)	5,390
1,279,612	World Omni Auto Receivables Trust 2021-B, 0.42%, 6/15/26	1,271
1,198,509	World Omni Auto Receivables Trust 2023-A, 5.18%, 7/15/26	1,199
488,763	World Omni Automobile Lease Securitization Trust 2023-A, 5.47%, 11/17/25	489
Total Asset Backed (Cost - $599,921)		601,468
Commercial Paper(d) (7%)
15,000,000	Arizona Public Service Company, 5.03%, 11/08/24	14,983
15,000,000	AT&T Inc., 5.03%, 11/05/24	14,990
15,000,000	Autozone, Inc., 4.84%, 11/01/24	14,998
15,000,000	Avery Dennison Corporation, 5.01%, 11/04/24	14,992
15,000,000	CRH America Finance, Inc., 4.92%, 11/12/24	14,975
4,000,000	Duke Energy Corp., 4.84%, 11/01/24	3,999
15,000,000	RTX Corp., 4.89%, 11/01/24	14,998
8,000,000	RTX Corp., 4.90%, 11/12/24	7,987
5,000,000	Ryder System, Inc., 4.92%, 11/06/24	4,996
15,000,000	San Diego Gas & Elec Co., 4.89%, 11/01/24	14,998
12,000,000	Sysco Corporation, 4.86%, 11/05/24	11,992
10,000,000	VW Credit Inc., 4.97%, 11/12/24	9,984
Total Commercial Paper (Cost - $143,912)		143,892
Corporate Bond (34%)
Financial (20%)
9,500,000	ABN AMRO Bank NV 144A, (Secured Overnight Financing Rate + 1.780%), 6.65%, 9/18/27 (a)(b)	9,649
1,750,000	Air Lease Corp., 2.88%, 1/15/26	1,709
2,980,000	Ally Financial Inc., 5.75%, 11/20/25	2,993
2,305,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.760%), 5.85%, 2/13/26 (b)(e)	2,315
4,680,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.999%), 4.99%, 5/01/26 (b)	4,679
4,260,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.330%), 6.34%, 10/30/26 (b)	4,320
8,435,000	American Express Co., (Secured Overnight Financing Rate + 0.970%), 5.81%, 7/28/27 (b)	8,488
4,730,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.77%, 7/26/28 (b)	4,757
1,500,000	Antares Holdings LP 144A, 8.50%, 5/18/25 (a)	1,516
4,820,000	Aon North America Inc., 5.13%, 3/01/27	4,882
2,438,000	Ares Capital Corp., 3.25%, 7/15/25	2,405
8,125,000	Australia & New Zealand Banking Group Ltd., 5.38%, 7/03/25	8,170
10,000,000	Banco Santander SA, (U.S. Secured Overnight Financing Rate + 1.120%), 5.96%, 7/15/28 (b)	10,029
6,425,000	Bank of Montreal, 5.20%, 12/12/24	6,426
9,930,000	Bank of Montreal, 5.92%, 9/25/25 (e)	10,043
9,760,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 5.91%, 9/08/28 (b)	9,783
9,430,000	Bank of Nova Scotia, (Secured Overnight Financing Rate + 1.080%), 5.92%, 8/01/29 (b)(e)	9,467
4,510,000	Banque Federative du Credit Mutuel SA 144A, (Secured Overnight Financing Rate + 1.400%), 6.24%, 7/13/26 (a)(b)	4,565

10  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,270,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	$4,305
1,905,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	1,894
2,660,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	2,694
1,883,000	Blue Owl Capital Corp., 3.75%, 7/22/25	1,864
8,542,000	Blue Owl Credit Income Corp., 5.50%, 3/21/25	8,541
4,810,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 5.82%, 9/25/25 (a)(b)	4,835
900,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	908
9,905,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 1.220%), 6.07%, 10/02/26 (b)	10,015
1,196,000	Capital One N.A., (U.S. Secured Overnight Financing Rate + 0.911%), 2.28%, 1/28/26 (b)(e)	1,187
3,010,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	2,950
2,715,000	Citibank N.A., (U.S. Secured Overnight Financing Rate + 0.708%), 5.83%, 8/06/26 (b)	2,724
7,265,000	Commonwealth Bank of Australia, 5.08%, 1/10/25	7,267
4,395,000	Commonwealth Bank of Australia 144A, (U.S. Secured Overnight Financing Rate + 0.750%), 5.65%, 3/13/26 (a)(b)(e)	4,421
7,990,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.290%), 6.13%, 7/05/26 (a)(b)	8,089
8,595,000	Credit Agricole SA 144A, 5.13%, 3/11/27 (a)	8,694
3,950,000	CubeSmart LP, 4.00%, 11/15/25	3,911
2,980,000	Daimler Truck Finance North America LLC 144A, 5.60%, 8/08/25 (a)	3,000
3,965,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	4,016
855,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	876
8,620,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (b)	8,677
6,950,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.750%), 5.78%, 5/21/27 (b)	6,957
5,000,000	Goldman Sachs Group Inc., 5.70%, 11/01/24	5,000
7,865,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (b)	7,915
3,637,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 1.215%), 5.70%, 11/18/25 (b)	3,637
1,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,515
5,685,000	Jefferies Financial Group Inc., 5.15%, 9/15/25 (e)	5,686
4,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	4,123
4,865,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.57%, 4/22/28 (b)	4,953
5,460,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.77%, 7/22/28 (b)	5,495
3,900,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	3,873

Principal or Shares	Security Description	Value (000)

2,250,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.200%), 6.14%, 12/07/26 (a)(b)	$2,280
3,620,000	Macquarie Bank Ltd. 144A, (Secured Overnight Financing Rate + 0.920%), 5.77%, 7/02/27 (a)(b)(e)	3,645
6,430,000	Mitsubishi UFJ Financial Group Inc., (U.S. Secured Overnight Financing Rate + 0.940%), 6.01%, 2/20/26 (b)	6,441
9,660,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 5.86%, 4/13/28 (b)	9,722
9,765,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.165%), 6.00%, 10/30/26 (b)(e)	9,901
4,775,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.080%), 4.95%, 1/14/28 (b)	4,795
3,350,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.940%), 5.78%, 7/14/28 (b)	3,364
885,000	Nasdaq Inc., 5.65%, 6/28/25 (e)	889
5,705,000	National Bank of Canada, (Secured Overnight Financing Rate + 1.030%), 5.88%, 7/02/27 (b)(e)	5,729
5,425,000	New York Life Global Funding 144A, 5.45%, 9/18/26 (a)	5,524
4,855,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 1.730%), 6.62%, 10/20/27 (b)	5,029
1,895,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	1,918
1,815,000	Principal Life Global Funding II 144A, 5.00%, 1/16/27 (a)	1,831
2,465,000	Protective Life Global Funding 144A, 4.99%, 1/12/27 (a)	2,481
1,885,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	1,795
5,970,000	Royal Bank of Canada GMTn, 4.95%, 4/25/25	5,978
2,045,000	Royal Bank of Canada, 4.88%, 1/19/27	2,061
9,250,000	Royal Bank of Canada, (U.S. Secured Overnight Financing Rate + 0.790%), 5.63%, 7/23/27 (b)	9,268
9,840,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.720%), 4.51%, 10/18/27 (b)	9,810
1,545,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	1,568
3,445,000	Skandinaviska Enskilda Banken AB 144A, 5.13%, 3/05/27 (a)	3,489
2,995,000	Starwood Property Trust Inc., 4.75%, 3/15/25	2,989
7,595,000	Sumitomo Mitsui Financial Group Inc., (U.S. Secured Overnight Financing Rate + 1.430%), 6.27%, 1/13/26 (b)	7,690
4,825,000	Sumitomo Mitsui Financial Group Inc., (U.S. Secured Overnight Financing Rate + 1.170%), 6.02%, 7/09/29 (b)	4,875
4,920,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.120%), 6.09%, 3/09/26 (a)(b)	4,961
7,275,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 6.16%, 4/25/26 (b)(e)	7,300

Annual Financial Statements and Other Information   11

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

3,815,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	$3,890
8,910,000	Wells Fargo Bank N.A., 5.55%, 8/01/25	8,965
8,525,000	Wells Fargo Bank N.A., 4.81%, 1/15/26	8,549
900,000	XHR LP 144A, 6.38%, 8/15/25 (a)	900
		393,855
Industrial (9%)
735,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	752
3,030,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	2,936
2,970,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	2,899
4,580,000	American Honda Finance Corp., (U.S. Secured Overnight Financing Rate + 0.920%), 5.76%, 1/12/26 (b)	4,604
2,415,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)	2,431
2,590,000	Baxter International Inc., (Secured Overnight Financing Rate + 0.440%), 5.43%, 11/29/24 (b)	2,590
5,875,000	BMW U.S. Capital LLC 144A, (Secured Overnight Financing Rate + 0.800%), 5.89%, 8/13/26 (a)(b)	5,907
9,825,000	BMW U.S. Capital LLC 144A, 4.90%, 4/02/27 (a)(e)	9,891
1,200,000	Bristol-Myers Squibb Co., 4.90%, 2/22/27	1,213
1,195,000	Campbell Soup Co., 5.30%, 3/20/26	1,205
3,670,000	Caterpillar Financial Services Corp., (U.S. Secured Overnight Financing Rate + 0.690%), 5.53%, 10/16/26 (b)(e)	3,694
471,000	Coty Inc. 144A, 5.00%, 4/15/26 (a)	469
1,000,000	Daimler Truck Finance North America LLC 144A, 5.00%, 1/15/27 (a)	1,006
4,570,000	Daimler Truck Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 5.82%, 9/25/27 (a)(b)	4,582
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,337
3,600,000	Ford Motor Credit Co. LLC, (U.S. Secured Overnight Financing Rate + 2.950%), 7.89%, 3/06/26 (b)	3,676
3,060,000	Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,090
1,550,000	Freeport-McMoRan Inc., 4.55%, 11/14/24	1,551
1,410,000	General Mills Inc., 4.70%, 1/30/27	1,411
2,720,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	2,751
6,950,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.050%), 5.89%, 7/15/27 (b)	6,953
1,365,000	Genuine Parts Co., 1.75%, 2/01/25	1,353
3,550,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	3,593
1,065,000	Group 1 Automotive Inc. 144A, 6.38%, 1/15/30 (a)	1,072
1,550,000	HCA Inc., 5.38%, 2/01/25	1,550
4,250,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.150%), 6.29%, 8/04/25 (a)(b)	4,270
6,285,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.500%), 6.35%, 1/08/27 (a)(b)	6,365
7,240,000	John Deere Capital Corp., (U.S. Secured Overnight Financing Rate + 0.680%), 5.52%, 7/15/27 (b)(e)	7,285

Principal or Shares	Security Description	Value (000)

3,025,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	$2,956
3,520,000	Mercedes-Benz Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.930%), 5.78%, 3/30/25 (a)(b)	3,530
6,735,000	Mercedes-Benz Finance North America LLC 144A, 5.38%, 8/01/25 (a)	6,765
7,285,000	Mercedes-Benz Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.630%), 5.47%, 7/31/26 (a)(b)	7,291
1,990,000	Meritage Homes Corp., 5.13%, 6/06/27	1,991
3,645,000	Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 3/15/26	3,680
2,900,000	Oracle Corp., 2.80%, 4/01/27	2,779
2,360,000	Owens Corning, 5.50%, 6/15/27	2,407
1,550,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,528
4,525,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.95%, 3/10/25 (a)	4,506
1,965,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,983
4,910,000	PTC Inc. 144A, 3.63%, 2/15/25 (a)	4,885
3,640,000	Regal Rexnord Corp., 6.05%, 2/15/26	3,679
3,640,000	Ryder System Inc., 5.30%, 3/15/27	3,684
3,060,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a)	2,938
3,025,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	2,965
1,550,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	1,550
4,020,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.890%), 5.95%, 5/18/26 (b)(e)	4,050
8,780,000	Toyota Motor Credit Corp., (U.S. Secured Overnight Financing Rate + 0.770%), 5.88%, 8/07/26 (b)	8,831
2,770,000	Toyota Motor Credit Corp., 4.35%, 10/08/27	2,760
2,985,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	3,012
1,880,000	United Airlines Inc. 144A, 4.38%, 4/15/26 (a)	1,849
3,605,000	UnitedHealth Group Inc., (U.S. Secured Overnight Financing Rate + 0.500%), 5.34%, 7/15/26 (b)	3,619
8,690,000	Volkswagen Group of America Finance LLC 144A, 5.40%, 3/20/26 (a)	8,725
		182,399
Utility (5%)
2,485,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	2,513
4,180,000	American Electric Power Co. Inc., 5.70%, 8/15/25	4,203
1,400,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	1,437
1,955,000	California Resources Corp. 144A, 8.25%, 6/15/29 (a)	1,976
3,469,000	Continental Resources Inc. 144A, 2.27%, 11/15/26 (a)	3,273
900,000	DPL Inc., 4.13%, 7/01/25	893
6,840,000	Energy Transfer LP, 6.05%, 12/01/26	7,010
7,301,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	7,071
1,835,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	1,867
2,600,000	Howard Midstream Energy Partners LLC 144A, 8.88%, 7/15/28 (a)	2,745
1,890,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (a)	1,895

12  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,935,000	Karoon USA Finance Inc. 144A, 10.50%, 5/14/29 (a)(e)	$1,998
9,600,000	National Fuel Gas Co., 5.50%, 10/01/26	9,718
9,900,000	National Rural Utilities Cooperative Finance Corp., (U.S. Secured Overnight Financing Rate + 0.820%), 5.71%, 9/16/27 (b)(e)	9,986
4,000,000	NextEra Energy Capital Holdings Inc., 5.75%, 9/01/25	4,030
10,090,000	NextEra Energy Capital Holdings Inc., 4.95%, 1/29/26	10,126
3,125,000	ONEOK Inc., 5.55%, 11/01/26	3,169
5,055,000	ONEOK Inc., 4.25%, 9/24/27	4,991
3,920,000	Ovintiv Inc., 5.65%, 5/15/25	3,934
1,345,000	SM Energy Co. 144A, 6.75%, 8/01/29 (a)	1,338
1,830,000	Summit Midstream Holdings LLC 144A, 8.63%, 10/31/29 (a)	1,892
1,090,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	1,125
3,045,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	2,978
1,950,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	1,961
2,020,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (a)	2,059
900,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	889
1,300,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	1,264
		96,341
Total Corporate Bond (Cost - $667,449)		672,595
Mortgage Backed (12%)
3,897,567	ACREC LLC 2023-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.230%), 7.03%, 2/19/38 (a)(b)	3,927
3,200,000	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.47%, 5/17/41 (a)(b)	3,213
4,700,000	BRSP Ltd. 2024-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.945%), 6.70%, 8/19/37 (a)(b)	4,693
3,428,017	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.044%), 5.85%, 10/15/37 (a)(b)	3,421
6,998,468	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.25%, 2/15/39 (a)(b)	7,023
5,200,000	BX Commercial Mortgage Trust 2024-AIRC 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.50%, 8/15/39 (a)(b)	5,217
7,211,627	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 6.20%, 3/15/41 (a)(b)	7,228
4,729,779	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 6.45%, 5/15/41 (a)(b)	4,742
3,171,515	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 5.80%, 2/15/38 (a)(b)	3,132
2,500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 6.05%, 2/15/38 (a)(b)	2,382
6,230,000	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	6,256

Principal or Shares	Security Description	Value (000)

525,875	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.12%, 11/25/39 (a)(b)	$529
2,279,923	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 5.71%, 12/25/41 (a)(b)	2,279
777,106	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.86%, 12/25/41 (a)(b)	777
2,643,119	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 6.06%, 1/25/42 (a)(b)	2,646
2,256,344	Connecticut Avenue Securities Trust 2022- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.61%, 5/25/42 (a)(b)	2,314
2,271,378	Connecticut Avenue Securities Trust 2023- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 7.26%, 12/25/42 (a)(b)	2,330
895,434	Connecticut Avenue Securities Trust 2023- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.16%, 1/25/43 (a)(b)	918
3,349,316	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.16%, 5/25/43 (a)(b)	3,424
4,618,115	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.76%, 6/25/43 (a)(b)	4,669
5,418,927	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.56%, 7/25/43 (a)(b)	5,439
2,408,967	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.96%, 2/25/44 (a)(b)	2,410
7,888,162	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.86%, 7/25/44 (a)(b)	7,881
3,491,293	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 5.91%, 9/25/44 (a)(b)	3,498
2,666,205	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.01%, 9/25/44 (a)(b)	2,668
3,100,000	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(f)	3,098
5,050,000	DBGS 2024-SBL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.882%), 6.69%, 8/15/34 (a)(b)	5,066

Annual Financial Statements and Other Information   13

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)

2,546,914	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 6.51%, 1/25/34 (a)(b)	$2,559
3,061,240	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.86%, 1/25/42 (a)(b)	3,062
3,040,011	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 6.16%, 2/25/42 (a)(b)	3,048
2,741,226	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.96%, 3/25/42 (a)(b)	2,764
6,012,539	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.86%, 4/25/42 (a)(b)	6,082
1,280,817	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 7.06%, 5/25/42 (a)(b)	1,302
5,994,703	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 7.01%, 9/25/42 (a)(b)	6,056
3,735,230	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.96%, 4/25/43 (a)(b)	3,801
7,407,465	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 11/25/43 (a)(b)	7,497
3,736,758	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 6.21%, 2/25/44 (a)(b)	3,747
2,650,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.03%, 10/25/44 (a)(b)	2,648
5,400,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 6.08%, 10/25/44 (a)(b)	5,408
3,812,708	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 3/25/52 (a)(b)	3,872
5,100,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 2.79%, 10/19/39 (a)(b)(d)	5,105
5,000,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.215%), 7.02%, 3/15/41 (a)(b)	5,005
2,700,000	GS Mortgage Securities Corp. Trust 2023-SHIP 144A, 4.94%, 9/10/38 (a)(f)	2,671
834,824	HIG RCP LLC 2023-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.274%), 7.08%, 9/19/38 (a)(b)	838

Principal or Shares	Security Description	Value (000)

2,000,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.79%, 10/15/41 (a)(b)	$2,002
5,700,000	HTL Commercial Mortgage Trust 2024-T53 144A, 5.88%, 5/10/39 (a)(f)	5,752
3,045,635	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 5.62%, 3/15/38 (a)(b)	3,002
4,100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 6.10%, 5/15/39 (a)(b)	3,990
2,676,112	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 6.56%, 2/15/37 (a)(b)	2,677
504,306	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.46%, 4/25/34 (a)(b)	505
4,820,251	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	4,789
4,873,068	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	4,872
4,539,623	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	4,490
2,500,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	2,517
2,500,000	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	2,500
3,950,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 5.62%, 3/15/36 (a)(b)	3,867
4,097,605	PFP Ltd. 2024-11 144A, (1 mo. Term Secured Overnight Financing Rate + 1.832%), 6.61%, 9/17/39 (a)(b)	4,110
3,333,799	Shelter Growth CRE Issuer Ltd. 2023-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.754%), 7.51%, 5/19/38 (a)(b)	3,342
7,300,000	THPT Mortgage Trust 2023-THL 144A, 6.99%, 12/10/34 (a)(f)	7,424
2,000,000	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)	2,012
2,600,000	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(f)	2,609
Total Mortgage Backed (Cost - $226,517)		227,105
U.S. Treasury (16%)
40,000,000	U.S. Treasury Bill, 4.74%, 11/05/24 (d)	39,979
55,000,000	U.S. Treasury Bill, 4.73%, 11/12/24 (d)	54,922
70,000,000	U.S. Treasury Bill, 5.13%, 11/14/24 (d)	69,883
80,000,000	U.S. Treasury Bill, 4.84%, 12/12/24 (d)	79,583
65,000,000	U.S. Treasury Bill, 4.74%, 1/14/25 (d)	64,406
Total U.S. Treasury (Cost - $308,712)		308,773
Investment Company (3%)
33,387,684	Payden Cash Reserves Money Market Fund*	33,388
2,726,002	Payden Floating Rate Fund, SI Class*	26,605
Total Investment Company (Cost - $60,379)		59,993
Total Investments (Cost - $2,006,890) (103%)		2,013,826
Liabilities in excess of Other Assets (-3%)		(65,555)
Net Assets (100%)		$1,948,271

14  Payden Mutual Funds

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $26,205 and the total market value of the collateral held by the Fund is $26,941. Amounts in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 1,967	CAD 2,645	HSBC Bank USA, N.A.	03/19/2025	$58

Liabilities:
CAD 295	USD 215	HSBC Bank USA, N.A.	03/19/2025	(2)

Net Unrealized Appreciation (Depreciation)				$56

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$26,205
Non-cash Collateral[2]	(26,205)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information   15

Payden Low Duration Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Asset Backed (21%)
1,684,713	Ally Bank Auto Credit-Linked Notes Series 2024-A 144A, 6.32%, 5/17/32 (a)	$1,700
1,400,000	ARI Fleet Lease Trust 2024-B 144A, 5.26%, 4/15/33 (a)	1,416
1,900,000	BofA Auto Trust 2024-1A 144A, 5.31%, 6/17/30 (a)	1,934
7,151,549	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 6.02%, 8/19/38 (a)(b)	7,134
4,000,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.06%, 9/15/35 (a)(b)	4,019
4,900,000	CarMax Auto Owner Trust 2024-4, 4.60%, 10/15/29	4,895
2,850,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	2,871
2,300,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	2,297
8,533,338	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (a)	7,975
1,800,000	Carvana Auto Receivables Trust 2021-P3, 1.03%, 6/10/27	1,727
2,400,000	Carvana Auto Receivables Trust 2023-P5 144A, 5.62%, 1/10/29 (a)	2,427
8,700,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (a)	8,734
3,150,000	Carvana Auto Receivables Trust 2024-P2, 5.33%, 7/10/29	3,186
3,760,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	3,596
7,500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	6,947
7,650,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	7,070
1,000,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	1,005
2,900,000	Enterprise Fleet Financing LLC 2024-2 144A, 5.61%, 4/20/28 (a)	2,957
6,816,725	Enterprise Fleet Financing LLC 2023-1 144A, 5.51%, 1/22/29 (a)	6,850
1,030,000	Enterprise Fleet Financing LLC 2023-3 144A, 6.41%, 6/20/30 (a)	1,074
1,900,000	Enterprise Fleet Financing LLC 2024-1 144A, 5.16%, 9/20/30 (a)	1,924
810,793	Flagship Credit Auto Trust 2021-3 144A, 0.95%, 7/15/27 (a)	807
2,100,000	GM Financial Consumer Automobile Receivables Trust 2024-1, 4.85%, 12/18/28	2,112
2,600,000	GreatAmerica Leasing Receivables Funding LLC Series 2024-2 144A, 5.00%, 9/15/28 (a)	2,622
3,750,000	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.70%, 12/15/39 (a)(b)	3,755
1,600,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	1,668
4,800,000	HPEFS Equipment Trust 2023-1A 144A, 5.41%, 2/22/28 (a)	4,814
3,100,000	HPEFS Equipment Trust 2024-2A 144A, 5.36%, 10/20/31 (a)	3,135
6,054	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 0.97%, 12/26/28 (a)	6

Principal or Shares	Security Description	Value (000)

1,000,000	Kubota Credit Owner Trust 2024-2A 144A, 5.19%, 5/15/30 (a)	$1,015
2,667,029	LCCM Trust 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.12%, 12/13/38 (a)(b)	2,649
3,205,447	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 6.22%, 7/15/36 (a)(b)	3,200
6,500,000	Nissan Master Owner Trust Receivables 2024-B 144A, 5.05%, 2/15/29 (a)	6,564
3,450,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.55%, 10/17/30 (a)(b)	3,455
6,019,402	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	6,015
4,150,000	PFS Financing Corp. 2024-B 144A, 4.95%, 2/15/29 (a)	4,170
5,000,000	PFS Financing Corp. 2024-F 144A, 4.75%, 8/15/29 (a)	4,994
584,164	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	584
231,770	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 5.92%, 8/16/32 (a)	232
169,965	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 6.79%, 8/16/32 (a)	170
2,087,693	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 5.64%, 12/15/33 (a)	2,104
75,673	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	75
2,524,937	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	2,563
4,314,353	Santander Drive Auto Receivables Trust 2024-S2 144A, 5.80%, 12/16/28 (a)	4,311
1,762,329	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	1,766
2,500,000	Santander Drive Auto Receivables Trust 2024-2, 5.78%, 7/16/29	2,544
4,410,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (a)	4,291
2,400,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	2,290
3,000,000	Subway Funding LLC 2024-3A 144A, 5.25%, 7/30/54 (a)	2,954
5,000,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (a)	4,989
4,598,438	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (a)	4,582
4,800,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	4,813
6,550,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	6,349
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,017
6,400,000	Verizon Master Trust 2024-6, 4.17%, 8/20/30	6,352
2,000,000	Westlake Automobile Receivables Trust 2021- 3A 144A, 2.12%, 1/15/27 (a)	1,962
10,000,000	Westlake Automobile Receivables Trust 2023- 2A 144A, 5.80%, 2/16/27 (a)	10,030
4,432,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	4,118
Total Asset Backed (Cost - $201,912)		200,815

16  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Commercial Paper(c) (1%)
15,000,000	FISERV, Inc., 4.85%, 11/01/24 (Cost - $15,000)	$14,998
Corporate Bond (31%)
Financial (16%)
2,400,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	2,463
4,576,000	Air Lease Corp., 2.88%, 1/15/26	4,469
5,650,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.970%), 5.39%, 7/28/27 (b)	5,712
2,715,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.04%, 7/26/28 (b)	2,734
4,945,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	5,002
4,000,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	4,036
1,920,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.650%), 1.53%, 12/06/25 (b)	1,913
4,995,000	Banque Federative du Credit Mutuel SA 144A, 5.90%, 7/13/26 (a)	5,092
2,225,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	2,243
1,690,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	1,680
5,000,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	4,766
2,160,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,138
1,520,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	1,458
285,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	288
3,245,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a)(b)	3,276
2,165,000	Brighthouse Financial Global Funding 144A, 1.75%, 1/13/25 (a)	2,150
2,605,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	2,720
3,000,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 1.020%), 5.28%, 1/26/26 (b)(d)	2,997
5,605,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (a)	5,688
1,960,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	1,985
1,270,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	1,282
720,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	738
3,980,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	3,962
4,300,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (b)	4,329
3,600,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.609%), 0.86%, 2/12/26 (b)	3,555
4,655,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (b)	4,685
3,540,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 4.08%, 4/26/26 (b)	3,523
1,390,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	1,398

Principal or Shares	Security Description	Value (000)

2,515,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 4.98%, 7/22/28 (b)	$2,527
1,915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	1,902
1,220,000	KeyBank N.A., 4.70%, 1/26/26	1,216
4,723,000	KeyBank N.A., 5.85%, 11/15/27 (d)	4,840
6,245,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	6,222
2,905,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.770%), 6.14%, 10/16/26 (b)	2,939
4,335,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.680%), 4.45%, 10/15/27 (b)	4,313
2,545,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 0.930%), 4.97%, 7/14/28 (b)	2,560
4,865,000	National Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.036%), 5.60%, 7/02/27 (b)	4,923
1,440,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	1,457
1,560,000	OneMain Finance Corp., 7.13%, 3/15/26	1,599
985,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	997
3,350,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	3,191
795,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	807
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	2,745
3,800,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,541
1,570,000	Starwood Property Trust Inc., 4.75%, 3/15/25	1,567
6,385,000	Sumitomo Mitsui Financial Group Inc., 5.46%, 1/13/26	6,441
2,240,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	2,306
1,700,000	VICI Properties LP/VICI Note Co. Inc. 144A, 3.50%, 2/15/25 (a)	1,690
5,365,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 3.91%, 4/25/26 (b)	5,334
3,525,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.560%), 4.54%, 8/15/26 (b)	3,511
1,930,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	1,968
615,000	XHR LP 144A, 6.38%, 8/15/25 (a)	615
		155,493
Industrial (10%)
360,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	368
1,020,000	AGCO Corp., 5.45%, 3/21/27	1,032
1,595,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	1,546
1,550,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	1,513
1,735,000	AutoZone Inc., 5.05%, 7/15/26	1,749
1,200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)(d)	1,208
1,900,000	Boeing Co. 144A, 6.26%, 5/01/27 (a)	1,944
1,600,000	Campbell Soup Co., 5.20%, 3/19/27	1,624

Annual Financial Statements and Other Information   17

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

1,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	$1,519
3,190,000	CommonSpirit Health, 6.07%, 11/01/27	3,303
2,940,000	Concentrix Corp., 6.65%, 8/02/26	2,994
1,770,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (a)	1,785
1,835,000	Darden Restaurants Inc., 4.35%, 10/15/27	1,812
5,450,000	Ford Motor Credit Co. LLC, 2.30%, 2/10/25	5,402
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	2,659
580,000	Freeport-McMoRan Inc., 4.55%, 11/14/24	581
2,065,000	General Motors Financial Co. Inc., 5.40%, 4/06/26	2,082
1,315,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	1,330
3,130,000	General Motors Financial Co. Inc., 5.35%, 7/15/27	3,164
1,770,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	1,791
1,380,000	HCA Inc., 5.38%, 2/01/25	1,380
800,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	813
2,665,000	Hewlett Packard Enterprise Co., 4.40%, 9/25/27	2,645
985,000	Hyundai Capital America 144A, 6.25%, 11/03/25 (a)	999
6,240,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (a)	6,311
2,230,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (a)	2,247
1,525,000	Icon Investments Six DAC, 5.81%, 5/08/27	1,556
1,910,000	Kroger Co., 4.70%, 8/15/26	1,917
2,060,000	Kroger Co., 4.60%, 8/15/27	2,065
2,300,000	Las Vegas Sands Corp., 5.90%, 6/01/27	2,337
1,550,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	1,515
680,000	Meritage Homes Corp., 5.13%, 6/06/27	681
1,380,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,360
1,025,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,034
2,945,000	Regal Rexnord Corp., 6.05%, 2/15/26	2,977
1,905,000	Renesas Electronics Corp. 144A, 1.54%, 11/26/24 (a)	1,900
1,550,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a)	1,488
1,070,000	Smith & Nephew PLC, 5.15%, 3/20/27	1,076
1,550,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	1,519
865,000	T-Mobile USA Inc., 2.25%, 2/15/26	838
1,380,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	1,380
1,565,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,579
4,590,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (a)	4,649
3,590,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (a)	3,610
5,070,000	Warnermedia Holdings Inc., 3.76%, 3/15/27	4,884
1,340,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,324
		93,490
Utility (5%)
1,270,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	1,284
2,800,000	American Electric Power Co. Inc., 5.70%, 8/15/25	2,816
725,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	744

Principal or Shares	Security Description	Value (000)

2,458,089	Brazos Securitization LLC 144A, 5.01%, 9/01/31 (a)	$2,461
975,000	California Resources Corp. 144A, 8.25%, 6/15/29 (a)	985
1,430,000	Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a)	1,480
1,485,000	DTE Energy Co., 4.95%, 7/01/27	1,493
3,585,000	Energy Transfer LP, 6.05%, 12/01/26	3,674
3,906,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	3,783
935,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	951
935,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (a)	938
1,305,000	Karoon USA Finance Inc. 144A, 10.50%, 5/14/29 (a)(d)	1,348
5,000,000	National Fuel Gas Co., 5.50%, 10/01/26	5,061
1,930,000	ONEOK Inc., 5.55%, 11/01/26	1,957
2,370,000	ONEOK Inc., 4.25%, 9/24/27	2,340
2,805,000	Ovintiv Inc., 5.65%, 5/15/25	2,815
2,300,000	Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	2,291
690,000	SM Energy Co. 144A, 6.75%, 8/01/29 (a)	686
1,880,000	South Bow USA Infrastructure Holdings LLC 144A, 4.91%, 9/01/27 (a)	1,872
935,000	Summit Midstream Holdings LLC 144A, 8.63%, 10/31/29 (a)	967
550,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	568
1,550,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,516
990,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	995
1,010,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (a)	1,029
1,550,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,645
3,650,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	3,668
610,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	593
1,080,000	Williams Cos. Inc., 5.40%, 3/02/26	1,088
		51,048
Total Corporate Bond (Cost - $297,969)		300,031
Mortgage Backed (12%)
117,294,722	Benchmark Mortgage Trust 2018-B6, 0.40%, 10/10/51 (e)	1,185
4,781,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.244%), 6.05%, 10/15/37 (a)(b)	4,755
2,430,024	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 6.60%, 2/15/39 (a)(b)	2,433
3,600,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.74%, 7/15/29 (a)(b)	3,609
4,550,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 5.82%, 10/15/36 (a)(b)	4,523
6,788,082	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 5.95%, 5/15/38 (a)(b)	6,568
21,650,649	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (e)	752
3,000,000	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	3,013

18  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,019,618	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.12%, 11/25/39 (a)(b)	$1,025
900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.62%, 2/25/40 (a)(b)	952
3,750,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 8.01%, 12/25/41 (a)(b)	3,849
2,085,644	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 7.41%, 7/25/42 (a)(b)	2,139
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.66%, 1/25/44 (a)(b)	2,725
2,600,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.66%, 2/25/44 (a)(b)	2,620
4,541,220	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.86%, 7/25/44 (a)(b)	4,543
1,150,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.46%, 9/25/44 (a)(b)	1,157
13,150,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.86%, 11/25/41 (a)(b)	13,227
6,203,510	Freddie Mac REMIC 5057, 1.00%, 4/15/54	5,635
3,100,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.26%, 10/25/41 (a)(b)	3,195
3,000,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.51%, 11/25/41 (a)(b)	3,115
793,793	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 7.01%, 9/25/42 (a)(b)	802
1,762,819	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 6.06%, 5/25/44 (a)(b)	1,768
4,108,778	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 6.11%, 5/25/44 (a)(b)	4,117
1,000,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 6.48%, 10/25/44 (a)(b)	1,002

Principal or Shares	Security Description	Value (000)

649,221	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 3/25/52 (a)(b)	$659
4,350,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 2.79%, 10/19/39 (a)(b)(c)	4,355
1,848,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.79%, 10/15/41 (a)(b)	1,849
2,000,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 6.10%, 5/15/39 (a)(b)	1,947
1,951,448	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(e)	1,870
1,309,998	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(e)	1,252
451,617	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.46%, 4/25/34 (a)(b)	452
2,852,801	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	2,834
3,703,531	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	3,703
2,171,124	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	2,147
2,100,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	2,114
1,000,000	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	1,000
6,450,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 5.62%, 3/15/36 (a)(b)	6,314
3,615,644	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (a)(e)	3,151
2,175,742	Shelter Growth CRE Issuer Ltd. 2023-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.754%), 7.51%, 5/19/38 (a)(b)	2,181
1,600,000	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)	1,609
Total Mortgage Backed (Cost - $118,420)		116,146
Municipal (1%)
2,330,000	California Earthquake Authority A, 5.60%, 7/01/27	2,349
9,797,393	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	9,963
Total Municipal (Cost - $12,128)		12,312
U.S. Government Agency (1%)
11,730,000	FHLB, 5.00%, 2/28/25
	(Cost - $11,715)	11,745
U.S. Treasury (33%)
41,261,000	U.S. Treasury Note, 3.75%, 4/15/26	40,989
102,753,000	U.S. Treasury Note, 4.38%, 8/15/26	103,096
74,740,000	U.S. Treasury Note, 3.50%, 9/30/26	73,835
4,880,000	U.S. Treasury Note, 4.00%, 10/31/26	4,877
8,235,000	U.S. Treasury Note, 4.50%, 5/15/27	8,306
6,920,000	U.S. Treasury Note, 4.63%, 6/15/27	7,006
42,935,000	U.S. Treasury Note, 4.13%, 8/15/27	42,512
35,380,000	U.S. Treasury Note, 3.38%, 9/15/27	34,676
4,880,000	U.S. Treasury Note, 3.50%, 10/15/27	4,847
Total U.S. Treasury (Cost - $320,640)		320,144

Annual Financial Statements and Other Information   19

Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
7,227,350	Payden Cash Reserves Money Market Fund *
	(Cost - $7,227)	$7,227
Total Investments (Cost - $985,011) (101%)		983,418
Liabilities in excess of Other Assets (-1%)		(9,371)
Net Assets (100%)		$974,047

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $3,399 and the total market value of the collateral held by the Fund is $3,591. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	1,173	Dec-24	$241,574	$(1,340)	$(1,340)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$3,399
Non-cash Collateral[2]	(3,399)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

20  Payden Mutual Funds

     Payden U.S. Government Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Asset Backed (1%)
732,073	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27 (Cost - $699)	$700
Mortgage Backed (43%)
1,559,277	Fannie Mae-Aces 2017-M15, 3.16%, 11/25/27 (a)	1,504
980,178	FH 841779 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.335%), 4.44%, 6/01/54 (b)	955
739,911	FH 8C0092 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 1.54%, 8/01/51 (b)	672
850,104	FH 8C0312 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 4.44%, 7/01/52 (b)	835
796,801	FHLMC Multifamily Structured Pass-Through Certificates K045, 3.02%, 1/25/25	792
700,000	FHLMC Multifamily Structured Pass-Through Certificates K058, 2.65%, 8/25/26	678
1,027,938	FHLMC Multifamily Structured Pass-Through Certificates K061, 3.35%, 11/25/26 (a)	1,004
1,200,000	FHLMC Multifamily Structured Pass-Through Certificates K505, 4.82%, 6/25/28	1,208
504,493	FHLMC Multifamily Structured Pass-Through Certificates Q013, 2.66%, 5/25/50 (a)	500
262,799	FN AS4186 15YR, 2.50%, 1/01/30	252
158,083	FN AS6443 15YR, 3.00%, 12/01/30	152
276,659	FN AS8013 15YR, 2.50%, 9/01/31	263
305,316	FN BM4153 15YR, 3.00%, 6/01/33	292
1,323,215	FN BM7166 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.341%), 5.17%, 3/01/53 (b)	1,325
397,694	FN BP6814 ARM, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Year + 1.610%), 2.29%, 5/01/50 (b)	362
731,106	FN BR9966 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.610%), 1.92%, 5/01/51 (b)	651
775,018	FN BV2462 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 3.78%, 6/01/52 (b)	749
1,118,684	FN FS2395 15YR, 3.50%, 7/01/37	1,070
1,090,923	FN MA4694 15YR, 3.50%, 8/01/37	1,040
1,622,147	FN MA4869 30YR, 5.50%, 1/01/53	1,608
854,420	FN MA5072 30YR, 5.50%, 7/01/53	847
836,058	FN MA5110 15YR, 5.00%, 8/01/38	835
2,500,000	FNCL, 5.00%, 11/01/ 5430YR TBA (c)	2,429
878,388	FNR 2024-21 DA 2024-21, 5.50%, 12/25/46	886
63,460	FNR FA 2002-10, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.864%), 5.72%, 2/25/32 (b)	64
683,219	FR SB8192 15YR, 5.00%, 10/01/37	683

Principal or Shares	Security Description	Value (000)

1,527,685	FR SB8206 15YR, 5.00%, 1/01/38	$1,527
871,905	FR SD8308 30YR, 5.50%, 3/01/53	864
794,989	FRESB Mortgage Trust 2021-SB83, 0.63%, 1/25/26 (a)	759
852,991	FRESB Mortgage Trust 2017-SB38, 2.92%, 8/25/27 (a)	817
757,824	FRESB Mortgage Trust 2018-SB56, 3.69%, 10/25/28 (a)	735
683,229	FRESB Mortgage Trust 2019-SB59, 3.47%, 1/25/29 (a)	656
950,721	FRESB Mortgage Trust 2020-SB79, 0.80%, 7/25/40 (a)	908
226,324	G2 778200, 4.00%, 2/20/32	221
244,924	G2 778203, 4.75%, 2/20/32	244
554,931	G2 AD0857, 3.75%, 9/20/33	535
231,502	G2 AY5132, 3.25%, 7/20/37	218
455,158	G2 AY5138, 3.25%, 12/20/37	429
250,757	GN 728153, 5.50%, 10/15/29	253
159,681	GNR ST 2014-79, 33.00%, 7/20/29 (a)(d)	1
Total Mortgage Backed (Cost - $31,597)		29,823
U.S. Government Agency (1%)
500,000	Federal Home Loan Mortgage Corp., 4.00%, 2/28/25 (Cost - $500)	499
U.S. Treasury (55%)
1,500,000	U.S. Treasury Note, 3.50%, 9/15/25	1,490
1,500,000	U.S. Treasury Note, 4.00%, 12/15/25	1,495
1,400,000	U.S. Treasury Note, 4.00%, 2/15/26	1,396
6,000,000	U.S. Treasury Note, 3.63%, 5/15/26	5,947
6,000,000	U.S. Treasury Note, 4.38%, 12/15/26	6,027
7,700,000	U.S. Treasury Note, 4.00%, 1/15/27	7,677
5,500,000	U.S. Treasury Note, 3.25%, 6/30/27	5,380
4,500,000	U.S. Treasury Note, 4.13%, 8/15/27	4,456
3,000,000	U.S. Treasury Note, 4.00%, 2/29/28	2,987
1,200,000	U.S. Treasury Note, 3.50%, 9/30/29	1,166
Total U.S. Treasury (Cost - $38,102)		38,021
Investment Company (3%)
1,988,572	Payden Cash Reserves Money Market Fund * (Cost - $1,989)	1,989
Total Investments (Cost - $72,887) (103%)		71,032
Liabilities in excess of Other Assets (-3%)		(2,043)

Net Assets (100%)		$68,989

*	Affiliated investment.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.

Annual Financial Statements and Other Information   21

    Payden U.S. Government Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	30	Dec-24	$3,217	$(75)	$(75)

See notes to financial statements.

22  Payden Mutual Funds

     Payden GNMA Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Mortgage Backed (120%)
156,117	FHLMC Multifamily Structured Pass-Through Certificates KF39, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.434%), 5.60%, 11/25/24 (a)	$156
374,487	FHLMC Multifamily Structured Pass-Through Certificates KF07, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.404%), 5.57%, 2/25/25 (a)	374
317,405	FHLMC Multifamily Structured Pass-Through Certificates KF60, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 5.77%, 2/25/26 (a)	318
491,497	FHLMC Multifamily Structured Pass-Through Certificates KF62, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.594%), 5.76%, 4/25/26 (a)	492
1,230,705	FHLMC Multifamily Structured Pass-Through Certificates KF68, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 5.77%, 7/25/26 (a)	1,232
118,405	FHLMC Multifamily Structured Pass-Through Certificates KF74, (1 mo. Secured Overnight Financing Rate Index + 0.530%), 5.68%, 1/25/27 (a)	118
410,209	FHLMC Multifamily Structured Pass-Through Certificates KS09, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.484%), 5.34%, 10/25/27 (a)	411
619,309	FHLMC Multifamily Structured Pass-Through Certificates Q013, 2.66%, 5/25/50 (b)	614
1,121,364	FN AL6513, 5.00%, 7/01/44	1,122
196,987	FN BM2007 30YR, 4.00%, 9/01/48	185
1,141,793	FN FM9195 30YR, 2.50%, 10/01/51	955
1,697,820	FN MA3238 30YR, 3.50%, 1/01/48	1,540
943,294	FN MA4918 30YR, 5.00%, 2/01/53	918
750,000	FNCL, 4.50%, 11/01/5430YR TBA (c)	712
1,000,000	FNCL, 5.00%, 11/01/5430YR TBA (c)	972
64,596	FNR FA 2007-110, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.734%), 5.59%, 12/25/37 (a)	64
978,926	FR RA7790 30YR, 5.00%, 8/01/52	955
563,796	FRESB Mortgage Trust 2017-SB41, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.814%), 5.98%, 9/25/37 (a)	563
142,331	G2 3711 30YR, 5.50%, 5/20/35	146
114,198	G2 3772 30YR, 5.00%, 10/20/35	114
236,771	G2 3785 30YR, 5.00%, 11/20/35	238
262,711	G2 4802 30YR, 5.00%, 9/20/40	264
896,767	G2 4853 30YR, 4.00%, 11/20/40	859
329,426	G2 5083 30YR, 5.00%, 6/20/41	330
1,053,641	G2 5115 30YR, 4.50%, 7/20/41	1,032
899,549	G2 5258 30YR, 3.50%, 12/20/41	835
437,933	G2 770239 30YR, 4.00%, 2/20/42	419
530,742	G2 785023 15YR, 3.00%, 5/20/34	509
1,256,197	G2 785219 30YR, 2.00%, 12/20/50	1,006
499,737	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.09%, 12/20/47 (a)	504
1,377,477	G2 785524 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.532%), 4.25%, 12/20/41 (a)	1,388

Principal or Shares	Security Description	Value (000)

72,618	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/27 (a)	$72
127,898	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 3/20/27 (a)	126
96,825	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 4/20/27 (a)	96
211,795	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 5/20/27 (a)	211
477,094	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/28 (a)	476
134,572	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/28 (a)	134
197,570	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/28 (a)	196
295,325	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 4/20/28 (a)	295
334,470	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 9/20/29 (a)	333
342,365	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 9/20/32 (a)	345
736,413	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 12/20/33 (a)	739
271,429	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/34 (a)	273
439,679	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 2/20/34 (a)	442
414,353	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 3/20/35 (a)	417
432,644	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.88%, 5/20/38 (a)	436
290,771	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 7/20/38 (a)	295
528,874	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/40 (a)	533
302,747	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/40 (a)	305
37,093	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 6.50%, 1/20/42 (a)	37
118,051	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 10/20/26 (a)	118
826,438	G2 AY5132, 3.25%, 7/20/37	778

Annual Financial Statements and Other Information   23

     Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

910,809	G2 AY5138, 3.25%, 12/20/37	$858
131,089	G2 MA0312, 3.50%, 8/20/42	118
164,520	G2 MA0387, 3.50%, 9/20/42	148
1,234,347	G2 MA0698 30YR, 3.00%, 1/20/43	1,105
1,118,888	G2 MA1012 30YR, 3.50%, 5/20/43	1,034
986,982	G2 MA1089 30YR, 3.00%, 6/20/43	884
958,249	G2 MA1520 30YR, 3.00%, 12/20/43	858
905,639	G2 MA2304 30YR, 4.00%, 10/20/44	862
818,246	G2 MA2522 30YR, 4.00%, 1/20/45	778
509,458	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.50%, 4/20/45 (a)	520
397,023	G2 MA3454 30YR, 3.50%, 2/20/46	364
1,253,298	G2 MA3662 30YR, 3.00%, 5/20/46	1,115
773,473	G2 MA3663 30YR, 3.50%, 5/20/46	710
1,445,579	G2 MA3735 30YR, 3.00%, 6/20/46	1,287
622,528	G2 MA3936 30YR, 3.00%, 9/20/46	553
524,204	G2 MA4069 30YR, 3.50%, 11/20/46	480
629,561	G2 MA4195 30YR, 3.00%, 1/20/47	559
395,670	G2 MA4197 30YR, 4.00%, 1/20/47	375
610,412	G2 MA4262 30YR, 3.50%, 2/20/47	558
784,999	G2 MA4321 30YR, 3.50%, 3/20/47	717
438,852	G2 MA4322 30YR, 4.00%, 3/20/47	414
1,050,189	G2 MA4382 30YR, 3.50%, 4/20/47	959
322,522	G2 MA4510 30YR, 3.50%, 6/20/47	295
698,390	G2 MA4719 30YR, 3.50%, 9/20/47	638
512,427	G2 MA4962 30YR, 3.50%, 1/20/48	468
1,010,042	G2 MA5265 30YR, 4.50%, 6/20/48	978
1,899,830	G2 MA6473 30YR, 2.50%, 2/20/50	1,618
564,796	G2 MA6709 30YR, 2.50%, 6/20/50	481
2,202,387	G2 MA6818 30YR, 2.00%, 8/20/50	1,802
1,363,173	G2 MA6930 30YR, 2.00%, 10/20/50	1,114
1,965,597	G2 MA6931 30YR, 2.50%, 10/20/50	1,671
2,018,974	G2 MA7051 30YR, 2.00%, 12/20/50	1,650
2,187,179	G2 MA7367 30YR, 2.50%, 5/20/51	1,856
791,598	G2 MA7471 30YR, 2.00%, 7/20/51	646
1,405,770	G2 MA7472 30YR, 2.50%, 7/20/51	1,193
794,151	G2 MA7473 30YR, 3.00%, 7/20/51	697
2,364,112	G2 MA7533 30YR, 2.00%, 8/20/51	1,930
1,840,986	G2 MA7535 30YR, 3.00%, 8/20/51	1,617
2,441,160	G2 MA7589 30YR, 2.50%, 9/20/51	2,071
2,383,413	G2 MA7648 30YR, 2.00%, 10/20/51	1,946
1,929,526	G2 MA7705 30YR, 2.50%, 11/20/51	1,636
2,011,257	G2 MA7706 30YR, 3.00%, 11/20/51	1,766
3,085,437	G2 MA7766 30YR, 2.00%, 12/20/51	2,519
2,690,348	G2 MA7767 30YR, 2.50%, 12/20/51	2,283
1,622,908	G2 MA7768 30YR, 3.00%, 12/20/51	1,425
2,474,485	G2 MA7881 30YR, 2.50%, 2/20/52	2,098
416,271	G2 MA7882 30YR, 3.00%, 2/20/52	365
2,222,723	G2 MA7987 30YR, 2.50%, 4/20/52	1,885
1,659,576	G2 MA7990 30YR, 4.00%, 4/20/52	1,548
835,917	G2 MA8097 30YR, 2.50%, 6/20/52	709
937,288	G2 MA8146 30YR, 2.00%, 7/20/52	766
871,913	G2 MA8200 30YR, 4.00%, 8/20/52	812
436,662	G2 MA8266 30YR, 3.50%, 9/20/52	395
841,139	G2 MA8570 30YR, 5.50%, 1/20/53	839
979,890	G2 MA8648 30YR, 5.50%, 2/20/53	978
896,718	G2 MA8948 30YR, 5.50%, 6/20/53	894
2,395,137	G2 MA9726 30YR, 6.00%, 6/20/54	2,415
2,700,000	G2SF, 3.50%, 11/15/5430YR TBA (c)	2,440
2,700,000	G2SF, 4.50%, 11/15/5430YR TBA (c)	2,577
5,010,000	G2SF, 5.50%, 11/15/5430YR TBA (c)	4,983
5,530,000	G2SF, 6.00%, 11/15/5430YR TBA (c)	5,571
4,400,000	G2SF, 5.00%, 11/20/5430YR TBA (c)	4,298
84,269	GN 455989, 5.00%, 7/15/26	84

Principal or Shares	Security Description	Value (000)

27,269	GN 558954, 5.25%, 5/15/29	$27
236,820	GN 558956, 4.50%, 6/15/29	235
98,481	GN 605099 30YR, 5.50%, 3/15/34	100
249,999	GN 616826 30YR, 5.50%, 1/15/35	253
490,496	GN 710868 30YR, 5.50%, 9/15/39	502
151,552	GN 728153, 5.50%, 10/15/29	153
52,383	GN 728159, 5.25%, 11/15/29	52
103,780	GN 781810 30YR, 5.50%, 10/15/34	106
943,046	GNR 2009-22 FA 2009-22, (1 mo. Term Secured Overnight Financing Rate + 0.844%), 5.60%, 4/20/39 (a)	946
269,662	GNR AF 2012-18, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 5.17%, 2/20/38 (a)	269
2,757	GNR AH 2015-159, 2.50%, 5/20/43	3
532,105	GNR F 2004-56, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.27%, 6/20/33 (a)	531
111,612	GNR FA 2001-35, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.15%, 8/16/31 (a)	112
180,961	GNR FB 2007-76, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 5.37%, 11/20/37 (a)	181
493,372	GNR FB 2008-11, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 5.47%, 2/20/38 (a)	494
281,131	GNR FC 2003-71, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 5.37%, 7/20/33 (a)	280
425,849	GNR FC 2007-54, (1 mo. Term Secured Overnight Financing Rate + 0.374%), 5.13%, 9/20/37 (a)	425
789,354	GNR FC 2018-91, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 5.26%, 7/20/48 (a)	772
276,072	GNR FG 2004-86, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.27%, 7/20/34 (a)	276
398,536	GNR FH 2004-59, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.15%, 8/16/34 (a)	398
154,910	GNR FH 2008-2, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 5.32%, 1/20/38 (a)	154
575,147	GNR FJ 2019-6, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.27%, 1/20/49 (a)	562
514,180	GNR FK 2006-60, (1 mo. Term Secured Overnight Financing Rate + 0.314%), 5.10%, 11/20/36 (a)	513
261,073	GNR LF 2011-153, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.15%, 7/16/41 (a)	257
370,797	GNR ST 2014-79, 33.00%, 7/20/29 (b)(d)	3
597,949	GNR UF 2008-67, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 5.32%, 6/20/38 (a)	598
Total Mortgage Backed (Cost - $122,844)		115,417

24  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
2,806,479	Payden Cash Reserves Money Market Fund *
	(Cost - $2,806)	$2,806
Total Investments (Cost - $125,650) (123%)		118,223
Liabilities in excess of Other Assets (-23%)		(22,027)
Net Assets (100%)		$96,196

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.

See notes to financial statements.

Annual Financial Statements and Other Information   25

Payden Core Bond Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Asset Backed (8%)
2,024,236	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.10%, 6/15/36 (a)(b)	$2,016
3,900,000	Bain Capital Credit CLO Ltd. 2020-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.210%), 5.84%, 10/23/34 (a)(b)	3,900
4,015,276	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.75%, 4/22/32 (a)(b)	4,015
2,724,090	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (a)	2,440
3,225,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	2,328
2,800,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	2,678
3,800,000	Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.89%, 5/15/32 (a)(b)	3,803
29	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (d)	1,863
1,220,806	Flatiron CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 5.86%, 4/17/31 (a)(b)	1,222
4,700,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.89%, 4/16/34 (a)(b)	4,700
980,767	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (a)	1,000
2,058,591	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	2,279
5,955	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 2.28%, 12/26/28 (a)	6
48,447	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (a)	48
3,600,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 6.00%, 10/15/34 (a)(b)	3,600
2,000,000	Madison Park Funding XLVIII Ltd. 2021-48A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.262%), 6.88%, 4/19/33 (a)(b)	2,002
2,335,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.42%, 4/20/33 (a)(b)	2,339
2,600,000	Ocean Trails CLO VII 2019-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.712%), 7.36%, 4/17/30 (a)(b)	2,605
2,961,928	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	2,960
664,299	Palmer Square CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.04%, 1/17/31 (a)(b)	665
3,725,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.18%, 4/16/37 (a)(b)	3,746
4,500,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.87%, 7/20/35 (a)(b)	4,500

Principal or Shares	Security Description	Value (000)

2,472,844	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 6.04%, 10/20/31 (a)(b)	$2,478
3,100,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 6.39%, 1/15/36 (a)(b)	3,106
496,540	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	496
80,347	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 6.79%, 8/16/32 (a)	80
2,041,300	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 6.66%, 12/15/33 (a)	2,065
83,240	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	83
150	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	1,770
783,257	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	785
63	Santander Drive Auto Receivables Trust 2023- S1, 0.00%,	1,612
2,693,250	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	2,711
2,600,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 7.14%, 1/23/32 (a)(b)	2,608
3,850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	3,860
1,500,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	1,526

Total Asset Backed (Cost - $78,310)		77,895
Bank Loans(e) (2%)
1,621,825	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	1,627
1,165,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31	1,170
2,500,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	2,494
3,250,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	3,248
2,786,000	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.04%, 4/02/29	2,777
2,793,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.10%, 11/30/30	2,774
3,150,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	3,089

Total Bank Loans (Cost - $16,991)		17,179
Commercial Paper(d) (2%)
16,000,000	Duke Energy Corp., 4.84%, 11/01/24 (Cost - $16,000)	15,998
Corporate Bond (32%)
Financial (15%)
2,250,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	2,340

26  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,800,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (b)	$1,830
3,150,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	3,205
4,350,000	American Tower Corp., 2.30%, 9/15/31	3,654
2,400,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a)	1,453
1,700,000	Ares Capital Corp., 5.95%, 7/15/29	1,716
1,900,000	Ares Management Corp., 5.60%, 10/11/54	1,847
1,800,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,793
2,450,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	2,415
2,100,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,949
2,200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	2,071
3,000,000	Bank of Montreal f2f, (U.S. Secured Overnight Financing Rate + 0.880%), 4.57%, 9/10/27 (b)	2,996
2,050,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	2,171
2,100,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	2,126
1,500,000	BBVA Bancomer SA 144A, 5.25%, 9/10/29 (a)	1,490
2,330,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,221
2,100,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,079
1,375,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	1,528
2,675,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (b)(f)	2,668
3,300,000	Citibank N.A., 5.57%, 4/30/34	3,399
1,850,000	Corebridge Financial Inc., 3.90%, 4/05/32	1,692
2,450,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (a)	2,524
3,750,000	CubeSmart LP, 2.00%, 2/15/31	3,127
1,550,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,582
2,250,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.219%), 2.31%, 11/16/27 (b)	2,129
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,478
3,550,000	Equinix Inc., 2.50%, 5/15/31	3,065
3,025,000	Extra Space Storage LP, 2.20%, 10/15/30	2,586
2,500,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	2,489
1,950,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	1,795
4,000,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.135%), 4.69%, 10/23/30 (b)	3,949
2,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.390%), 6.25%, 3/09/34 (b)	2,226
2,900,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	3,196
3,100,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	2,879
2,100,000	Invitation Homes Operating Partnership LP, 4.88%, 2/01/35	2,009
1,337,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (a)	1,115

Principal or Shares	Security Description	Value (000)

3,750,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	$3,724
2,450,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	2,113
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	2,656
2,000,000	Morgan Stanley, (3 mo. Term Secured Overnight Financing Rate + 1.890%), 4.43%, 1/23/30 (b)	1,961
2,650,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (b)	2,614
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,684
900,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	924
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	1,967
2,670,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (a)	2,736
2,475,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	2,078
1,900,000	Royal Bank of Canada, 5.00%, 2/01/33	1,905
3,200,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	3,168
2,750,000	Simon Property Group LP, 6.25%, 1/15/34	2,962
2,925,000	Simon Property Group LP, 4.75%, 9/26/34	2,808
3,400,000	Toronto-Dominion Bank, 4.99%, 4/05/29	3,421
2,450,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(f)	2,435
1,000,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	1,160
2,800,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.745%), 9.25% (a)(b)(f)	3,058
1,450,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%), 6.25%, 9/22/29 (a)(b)	1,515
1,300,000	Unum Group, 6.00%, 6/15/54	1,319
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)(g)	1,619
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (b)	1,787
		133,406
Industrial (7%)
2,547,231	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	2,340
1,250,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	1,263
2,225,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	2,217
3,500,000	Boeing Co. 144A, 6.86%, 5/01/54 (a)	3,756
3,350,000	Broadcom Inc., 4.35%, 2/15/30	3,262
3,680,000	Broadcom Inc. 144A, 4.93%, 5/15/37 (a)	3,531
1,400,000	Cadence Design Systems Inc., 4.30%, 9/10/29	1,373
1,650,000	Cencosud SA 144A, 5.95%, 5/28/31 (a)	1,672
4,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	2,708
2,000,000	Daimler Truck Finance North America LLC 144A, 5.40%, 9/20/28 (a)	2,036
2,850,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	2,876
2,500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	2,536

Annual Financial Statements and Other Information   27

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,750,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	$2,316
3,475,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)	2,600
2,050,000	HCA Inc., 5.90%, 6/01/53	2,028
3,800,000	Hewlett Packard Enterprise Co., 4.40%, 9/25/27	3,771
1,950,000	Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,912
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (a)	2,446
1,800,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	1,754
1,825,000	Micron Technology Inc., 5.30%, 1/15/31	1,839
1,300,000	OCP SA 144A, 7.50%, 5/02/54 (a)	1,349
3,700,000	Oracle Corp., 4.20%, 9/27/29	3,605
2,200,000	Oracle Corp., 6.25%, 11/09/32	2,361
3,500,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (a)	3,536
2,350,000	Regal Rexnord Corp., 6.40%, 4/15/33	2,456
2,100,000	Uber Technologies Inc., 4.80%, 9/15/34	2,037
3,400,000	VMware LLC, 2.20%, 8/15/31	2,841
3,375,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	2,544
		68,965
Utility (10%)
3,450,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)	3,375
3,236,301	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	3,247
2,100,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	2,113
1,650,000	Arizona Public Service Co., 5.70%, 8/15/34	1,689
1,750,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)(g)	1,831
1,450,000	California Resources Corp. 144A, 8.25%, 6/15/29 (a)	1,466
2,000,000	Diamondback Energy Inc., 4.25%, 3/15/52	1,561
3,000,000	DTE Energy Co., 5.85%, 6/01/34	3,120
2,700,000	Duke Energy Corp., 5.80%, 6/15/54	2,709
2,325,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	1,956
3,000,000	Energy Transfer LP, 5.25%, 4/15/29	3,028
2,175,000	Energy Transfer LP, 5.75%, 2/15/33	2,219
2,700,000	Energy Transfer LP, 6.05%, 9/01/54	2,705
194,423	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	192
950,000	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	954
748,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	706
1,815,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (a)	1,739
1,290,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (a)	1,266
1,980,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (a)	1,986
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,073
1,501,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)(g)	1,442
2,150,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (a)	2,110
1,850,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)(g)	1,814
1,400,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	1,398
1,550,000	Occidental Petroleum Corp., 6.05%, 10/01/54	1,503

Principal or Shares	Security Description	Value (000)

1,550,000	ONEOK Inc., 5.80%, 11/01/30	$1,609
3,600,000	ONEOK Inc., 4.75%, 10/15/31	3,517
2,750,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,910
1,695,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	1,646
2,420,000	Petroleos Mexicanos, 6.49%, 1/23/27	2,387
2,500,000	Petroleos Mexicanos, 5.95%, 1/28/31	2,157
1,258,000	Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (a)	1,243
2,950,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	2,842
2,200,000	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)(g)	2,184
1,650,000	South Bow USA Infrastructure Holdings LLC 144A, 6.18%, 10/01/54 (a)	1,634
3,191,109	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	2,899
1,450,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,539
3,000,000	Vistra Operations Co. LLC 144A, 3.70%, 1/30/27 (a)	2,916
2,170,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (a)	2,083
3,350,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	3,465
350,000	Western Midstream Operating LP, 6.35%, 1/15/29	364
1,350,000	Western Midstream Operating LP, 6.15%, 4/01/33	1,396
1,380,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	1,342
3,150,000	Williams Cos. Inc., 5.30%, 8/15/28	3,200
		89,535
Total Corporate Bond (Cost - $302,055)		291,906
Foreign Government (3%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	616
2,650,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	2,974
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	3,561
1,850,000	Dominican Republic International Bond 144A, 7.05%, 2/03/31 (a)	1,936
1,675,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	1,689
3,650,000	KSA Sukuk Ltd. 144A, 5.25%, 6/04/34 (a)	3,700
3,200,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	2,216
640,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	632
2,000,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)(g)	2,024
3,600,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	3,643
1,500,000	Peruvian Government International Bond, 5.38%, 2/08/35	1,480
1,100,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	1,040
1,350,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	1,322
2,825,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	2,357
Total Foreign Government (Cost - $30,296)		29,190
Mortgage Backed (34%)
2,250,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	2,247

28  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,125,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.32%, 9/15/36 (a)(b)	$4,114
1,753,476	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.72%, 6/15/38 (a)(b)	1,746
1,756,678	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 3/15/41 (a)(b)	1,760
2,472,686	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 4/15/41 (a)(b)	2,483
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 14.22%, 11/25/39 (a)(b)	4,550
2,077,816	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.01%, 3/25/44 (a)(b)	2,081
1,350,000	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(h)	1,349
2,050,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	2,114
434,553	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 6.91%, 4/25/34 (a)(b)	435
1,681,924	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.22%, 9/25/28 (b)	1,916
1,724,570	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.22%, 1/25/29 (b)	1,965
495,545	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.72%, 1/25/29 (b)	564
510,538	FN 254766 30YR, 5.00%, 6/01/33	511
258,939	FN 725027 30YR, 5.00%, 11/01/33	259
507,221	FN 725423 30YR, 5.50%, 5/01/34	513
487,987	FN 725424 30YR, 5.50%, 4/01/34	493
402,302	FN 995203 30YR, 5.00%, 7/01/35	402
2,052,810	FN AS8305 30YR, 3.00%, 11/01/46	1,805
1,420,316	FN AZ7336 30YR, 3.50%, 11/01/45	1,295
4,841,688	FN BC8998 30YR, 3.00%, 11/01/46	4,257
822,032	FN BM2003 30YR, 4.00%, 10/01/47	771
2,730,132	FN BM2007 30YR, 4.00%, 9/01/48	2,558
2,898,679	FN BP6626 30YR, 2.00%, 8/01/50	2,308
3,605,645	FN BV7937 30YR, 4.00%, 8/01/52	3,339
1,102,916	FN CA3666 30YR, 4.00%, 6/01/49	1,037
1,650,321	FN CA6314 30YR, 3.00%, 7/01/50	1,435
2,160,110	FN CA6739 30YR, 3.00%, 8/01/50	1,893
2,783,831	FN CB1301 30YR, 2.50%, 8/01/51	2,330
5,611,921	FN CB2542 30YR, 2.50%, 1/01/52	4,687
6,622,881	FN CB2759 30YR, 3.00%, 2/01/52	5,719
4,397,655	FN CB2839 30YR, 2.00%, 2/01/52	3,541
5,372,284	FN CB3258 30YR, 3.50%, 4/01/52	4,844
3,827,865	FN CB3622 30YR, 4.00%, 5/01/52	3,545
4,767,737	FN CB4127 30YR, 4.50%, 7/01/52	4,535
2,837,799	FN CB4794 30YR, 4.50%, 10/01/52	2,696
4,650,634	FN CB5106 30YR, 5.00%, 11/01/52	4,542
5,328,490	FN CB5113 30YR, 5.50%, 11/01/52	5,295

Principal or Shares	Security Description	Value (000)

4,798,401	FN CB8021 30YR, 6.50%, 2/01/54	$4,936
2,229,076	FN FM1717 30YR, 3.50%, 12/01/45	2,049
2,032,765	FN FM3162 30YR, 3.00%, 11/01/46	1,813
415,947	FN FM4990 30YR, 5.00%, 7/01/47	417
2,579,910	FN FM4994 30YR, 2.00%, 12/01/50	2,077
4,360,615	FN FM7418 30YR, 2.50%, 6/01/51	3,682
2,491,419	FN FM7494 30YR, 3.00%, 6/01/51	2,169
7,039,744	FN FM9195 30YR, 2.50%, 10/01/51	5,890
3,288,328	FN FM9218 30YR, 2.00%, 10/01/51	2,636
1,452,639	FN FM9750 30YR, 3.00%, 4/01/48	1,292
5,931,966	FN FS0287 30YR, 2.00%, 1/01/52	4,775
6,001,761	FN FS0349 30YR, 2.00%, 1/01/52	4,829
5,784,650	FN FS0439 30YR, 2.50%, 1/01/52	4,842
4,179,800	FN FS3111 30YR, 5.00%, 9/01/52	4,082
3,399,789	FN FS3838 30YR, 4.00%, 5/01/49	3,237
3,117,294	FN FS4931 30YR, 6.00%, 6/01/53	3,142
3,963,819	FN MA2806 30YR, 3.00%, 11/01/46	3,478
4,214,678	FN MA3210 30YR, 3.50%, 12/01/47	3,824
5,280,118	FN MA3238 30YR, 3.50%, 1/01/48	4,790
6,693,458	FN MA4413 30YR, 2.00%, 9/01/51	5,335
4,236,305	FN MA4437 30YR, 2.00%, 10/01/51	3,376
4,351,573	FN MA4465 30YR, 2.00%, 11/01/51	3,467
1,771,159	FN MA4548 30YR, 2.50%, 2/01/52	1,470
3,110,212	FN MA4579 30YR, 3.00%, 4/01/52	2,685
3,677,373	FN MA4761 30YR, 5.00%, 9/01/52	3,582
2,793,583	FN MA4785 30YR, 5.00%, 10/01/52	2,720
3,874,293	FN MA4842 30YR, 5.50%, 12/01/52	3,848
4,010,697	FN MA5040 30YR, 6.00%, 6/01/53	4,038
660,385	FR RA3728 30YR, 2.00%, 10/01/50	531
4,471,514	FR RA4531 30YR, 2.50%, 2/01/51	3,743
5,654,485	FR RA5276 30YR, 2.50%, 5/01/51	4,742
6,634,884	FR RA7778 30YR, 4.50%, 8/01/52	6,311
4,988,267	FR RA7790 30YR, 5.00%, 8/01/52	4,868
4,329,600	FR RA8415 30YR, 5.50%, 1/01/53	4,303
1,588,297	FR RA8647 30YR, 4.50%, 5/01/53	1,511
3,862,064	FR SB8509 15YR, 2.00%, 1/01/36	3,468
6,154,765	FR SD0729 30YR, 2.00%, 10/01/51	4,935
513,319	FR SD0857 30YR, 2.50%, 1/01/52	430
4,695,464	FR SD1035 30YR, 4.00%, 5/01/52	4,341
3,817,468	FR SD2184 30YR, 6.00%, 1/01/53	3,844
4,753,706	FR SD5641 30YR, 5.50%, 6/01/53	4,730
5,769,780	FR SD7537 30YR, 2.00%, 3/01/51	4,648
3,135,628	FR SD8106 30YR, 2.00%, 11/01/50	2,509
1,283,307	FR ZA4718 30YR, 3.00%, 10/01/46	1,128
581,355	FR ZS9382 30YR, 3.00%, 9/01/43	518
2,282,844	FR ZT0534 30YR, 3.50%, 12/01/47	2,082
2,533,492	FR ZT1159, 3.50%, 2/01/44	2,323
1,853,435	G2 4853 30YR, 4.00%, 11/20/40	1,775
767,458	G2 5174 30YR, 4.00%, 9/20/41	735
182,904	G2 5233 30YR, 4.00%, 11/20/41	175
3,385,120	G2 785219 30YR, 2.00%, 12/20/50	2,710
438,473	G2 MA2522 30YR, 4.00%, 1/20/45	417
1,268,066	G2 MA3663 30YR, 3.50%, 5/20/46	1,163
3,401,975	G2 MA3802 30YR, 3.00%, 7/20/46	3,029
255,330	G2 MA4126 30YR, 3.00%, 12/20/46	227
1,120,769	G2 MA4510 30YR, 3.50%, 6/20/47	1,025
3,009,100	G2 MA5265 30YR, 4.50%, 6/20/48	2,913
2,272,378	G2 MA6930 30YR, 2.00%, 10/20/50	1,857
8,044,895	G2 MA7472 30YR, 2.50%, 7/20/51	6,825
661,793	G2 MA7473 30YR, 3.00%, 7/20/51	581
4,379,226	G2 MA7706 30YR, 3.00%, 11/20/51	3,844
3,414,450	G2 MA7766 30YR, 2.00%, 12/20/51	2,788
2,731,162	G2 MA8044 30YR, 3.50%, 5/20/52	2,470
2,488,226	G2 MA8200 30YR, 4.00%, 8/20/52	2,318
1,637,079	GN 783716 30YR, 3.00%, 2/15/43	1,456

Annual Financial Statements and Other Information   29

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,843,477	GN 785986 30YR, 3.00%, 10/15/51	$1,623
4,250,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 6.40%, 11/18/29 (a)(b)(d)	4,243
13,008,135	Morgan Stanley Capital I Trust 2018-H3, 0.80%, 7/15/51 (h)	292
134,721	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(h)	127
258,384	New Residential Mortgage Loan Trust 2014-3A 144A, 3.75%, 11/25/54 (a)(h)	244
3,600,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(h)	3,465
1,672,332	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	1,661
2,046,688	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	2,046
1,973,749	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,952
1,750,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	1,762
1,950,000	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	1,950
1,300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.47%, 2/25/47 (a)(b)	1,590
2,200,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.30%, 3/15/38 (a)(b)	2,168
1,300,000	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)	1,308
1,700,000	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(h)	1,706
Total Mortgage Backed (Cost - $326,245)		309,825
Municipal (3%)
2,495,000	California Earthquake Authority A, 5.60%, 7/01/27	2,516
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	3,475
1,127,512	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(i)	1
3,580,000	City of San Francisco CA Public Utilities Commission Water Revenue E, 2.83%, 11/01/41	2,741
2,565,000	Compton Community College District B, 3.46%, 8/01/38 (j)	2,157
3,285,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (j)	2,787
4,680,000	New York State Dormitory Authority C, 1.54%, 3/15/27	4,385
3,000,000	Redondo Beach Community Financing Authority A, 1.98%, 5/01/29	2,666
1,495,000	State of California, 7.55%, 4/01/39	1,807
2,000,000	Tuolumne Wind Project Authority B, 6.92%, 1/01/34	2,164
Total Municipal (Cost - $28,270)		24,699
U.S. Government Agency (1%)
6,000,000	FHLB, 1.80%, 2/04/36	4,440
4,280,000	Tennessee Valley Authority, 5.25%, 9/15/39	4,474
Total U.S. Government Agency (Cost - $9,213)		8,914
U.S. Treasury (12%)
4,560,000	U.S. Treasury Bill, 4.53%, 1/30/25 (d)	4,509
4,289,000	U.S. Treasury Bond, 2.50%, 2/15/46	3,056
15,410,000	U.S. Treasury Bond, 3.00%, 2/15/49 (k)(l)	11,762

Principal or Shares	Security Description	Value (000)

26,859,000	U.S. Treasury Bond, 2.38%, 11/15/49	$17,989
11,125,000	U.S. Treasury Bond, 2.00%, 2/15/50	6,828
9,480,000	U.S. Treasury Bond, 2.38%, 5/15/51	6,301
1,450,000	U.S. Treasury Bond, 4.00%, 11/15/52	1,332
4,180,000	U.S. Treasury Bond, 3.63%, 5/15/53	3,591
1,434,000	U.S. Treasury Bond, 4.25%, 2/15/54	1,379
14,270,000	U.S. Treasury Bond, 4.25%, 8/15/54	13,734
23,061,988	U.S. Treasury Inflation Indexed Notes, 2.13%, 4/15/29	23,313
14,355,664	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	13,741
Total U.S. Treasury (Cost - $138,598)		107,535
Investment Company (3%)
5,413,581	Payden Cash Reserves Money Market Fund*	5,414
1,532,310	Payden Emerging Market Corporate Bond Fund, SI Class*	13,484
1,780,083	Payden Emerging Markets Local Bond Fund, SI Class*	8,170
Total Investment Company (Cost - $27,078)		27,068
Total Investments (Cost - $973,056) (100%)		910,209
Liabilities in excess of Other Assets (0%)		(1,093)
Net Assets (100%)		$909,116

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $3,158 and the total market value of the collateral held by the Fund is $3,253. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Payment of principal and/or interest is insured against default by a monoline insurer.
(k)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l)	All or a portion of the security is pledged to cover futures contract margin requirements.

30  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 9,088	CAD 12,220	Citibank, N.A.	03/19/2025	$268
USD 7,761	EUR 6,930	State Street Bank & Trust Co.	03/19/2025	175
USD 2,955	MXN 58,795	Wells Fargo & Co.	11/19/2024	26

				469

Liabilities:
USD 5,913	EUR 5,461	HSBC Bank USA, N.A.	11/19/2024	(31)

Net Unrealized Appreciation (Depreciation)				$438

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	185	Dec-24	$21,044	$(855)	$(855)
U.S. Treasury 2-Year Note Future	1,808	Dec-24	372,349	(1,949)	(1,949)
U.S. Ultra Bond Future	71	Dec-24	8,919	28	28

					(2,776)

Short Contracts:
U.S. Treasury 10-Year Note Future	312	Dec-24	(34,466)	1,118	1,118
U.S. Treasury 5-Year Note Future	510	Dec-24	(54,690)	1,272	1,272

					2,390

Total Futures					$(386)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.90% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	$15,600	$596	$—	$596
10-Year SOFR Swap, Receive Variable 5.05835% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	15,900	1,417	—	1,417
10-Year SOFR Swap, Receive Variable 5.2148% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	15,985	1,212	—	1,212
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 5.05835% (SOFRRATE) Annually	08/30/2026	71,500	(1,835)	—	(1,835)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 5.2148% (SOFRRATE) Annually	06/29/2026	71,425	(1,935)	—	(1,935)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay Variable 4.90% (SOFRRATE) Annually	02/27/2027	67,700	(586)	—	(586)

			$(1,131)	$—	$(1,131)

Annual Financial Statements and Other Information   31

Payden Core Bond Fund continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$3,158
Non-cash Collateral[2]	(3,158)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

32  Payden Mutual Funds

Payden Corporate Bond Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Asset Backed (2%)
1,350,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	$1,291
875,250	Domino’s Pizza Master Issuer LLC 2021-1A 144A, 2.66%, 4/25/51 (a)	793
1,961,042	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.21%, 2/17/39 (a)(b)	1,961
1,852,500	Planet Fitness Master Issuer LLC 2022-1A 144A, 3.25%, 12/05/51 (a)	1,772
2,350,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 4.29%, 2/15/52 (a)	2,228
1,475,438	Zaxbys Funding LLC 2021-1A, 144A, 3.24%, 7/30/51 (a)	1,342

Total Asset Backed (Cost - $9,734)		9,387
Bank Loans(c) (1%)
527,328	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	529
367,632	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.85%, 8/02/27	369
1,530,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	1,500

Total Bank Loans (Cost - $2,408)		2,398
Corporate Bond (88%)
Automotive (4%)
1,100,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (a)	977
1,055,000	BMW U.S. Capital LLC 144A, 4.85%, 8/13/31 (a)	1,042
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,654
2,000,000	Ford Motor Credit Co. LLC, 6.05%, 3/05/31	2,013
1,225,000	General Motors Co., 5.40%, 4/01/48	1,116
1,200,000	General Motors Co., 6.75%, 4/01/46	1,281
1,700,000	Hyundai Capital America 144A, 1.80%, 10/15/25 (a)	1,653
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (a)	3,147
1,185,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (a)	1,200

		14,083
Banking (16%)
1,585,000	Bank of America Corp. N, (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (b)	1,374
1,350,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.774%), 3.71%, 4/24/28 (b)	1,316
1,000,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.913%), 5.43%, 8/15/35 (b)	985
1,875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.650%), 5.47%, 1/23/35 (b)	1,904
1,150,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.050%), 2.28%, 11/24/27 (b)	1,091
1,300,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.880%), 5.74%, 2/20/35 (a)(b)(d)	1,322

Principal or Shares	Security Description	Value (000)

1,675,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 1.850%), 5.94%, 5/30/35 (a)(b)	$1,705
925,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	942
970,000	CapStar Bank, 5.88%, 9/29/26	977
1,025,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,047
1,175,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 3.180%), 6.72%, 1/18/29 (b)	1,225
1,250,000	Federation des Caisses Desjardins du Quebec 144A, 5.70%, 3/14/28 (a)	1,277
470,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.840%), 5.63%, 1/29/32 (b)	478
900,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 2.340%), 6.34%, 7/27/29 (b)	939
1,300,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.248%), 2.38%, 7/21/32 (b)	1,096
2,000,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.264%), 2.65%, 10/21/32 (b)	1,706
2,425,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.420%), 5.02%, 10/23/35 (b)	2,369
775,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.552%), 5.85%, 4/25/35 (b)	803
950,000	Huntington Bancshares Inc., (Secured Overnight Financing Rate + 1.870%), 5.71%, 2/02/35 (b)	961
700,000	Huntington National Bank, (Secured Overnight Financing Rate + 1.650%), 4.55%, 5/17/28 (b)	695
915,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (b)	704
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (b)	634
640,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	636
1,370,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.040%), 4.60%, 10/22/30 (b)	1,352
1,975,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.990%), 4.85%, 7/25/28 (b)	1,978
1,700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.845%), 5.35%, 6/01/34 (b)	1,720
1,210,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.490%), 5.77%, 4/22/35 (b)	1,260
700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.810%), 6.25%, 10/23/34 (b)	752
1,025,000	KeyBank N.A., 5.00%, 1/26/33	989
1,225,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.480%), 5.99%, 8/07/27 (b)	1,248
925,000	Manufacturers & Traders Trust Co., 5.40%, 11/21/25	931
985,000	Mizuho Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.300%), 5.58%, 5/26/35 (b)	1,009
1,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.858%), 1.51%, 7/20/27 (b)	1,230

Annual Financial Statements and Other Information   33

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (b)	$847
910,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (b)	897
830,000	Morgan Stanley, 5.00%, 11/24/25	832
1,325,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.555%), 5.32%, 7/19/35 (b)	1,331
800,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.47%, 1/18/35 (b)	811
1,425,000	Morgan Stanley, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.430%), 5.95%, 1/19/38 (b)	1,452
600,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.64%, 6/14/27 (b)	570
355,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	359
475,000	NatWest Group PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.752%), 8.13% (b)(d)(e)	510
1,430,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.259%), 4.81%, 10/21/32 (b)	1,403
1,150,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 2.140%), 6.04%, 10/28/33 (b)	1,208
1,175,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 1.080%), 4.65%, 10/18/30 (b)	1,163
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	435
1,300,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.138%), 6.34%, 5/31/35 (b)	1,328
1,125,000	Standard Chartered PLC 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.91%, 5/14/35 (a)(b)	1,154
1,025,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	1,018
1,440,000	U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.65%, 2/01/29 (b)	1,432
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,012
1,500,000	Wells Fargo & Co., (3 mo. Term Secured Overnight Financing Rate + 1.262%), 2.57%, 2/11/31 (b)	1,331
1,311,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 3.53%, 3/24/28 (b)	1,273
675,000	Westpac New Zealand Ltd. 144A, 4.90%, 2/15/28 (a)	676
		59,697
Basic Industry (4%)
525,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	530
1,075,000	Anglo American Capital PLC 144A, 5.75%, 4/05/34 (a)	1,100
1,800,000	ArcelorMittal SA, 6.00%, 6/17/34	1,849
580,000	Builders FirstSource Inc. 144A, 5.00%, 3/01/30 (a)	555
1,000,000	CIMIC Finance USA Pty Ltd. 144A, 7.00%, 3/25/34 (a)	1,050
1,980,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	1,980
800,000	Glencore Funding LLC 144A, 5.89%, 4/04/54 (a)	809
1,100,000	Lockheed Martin Corp., 5.20%, 2/15/64	1,073
785,000	Nature Conservancy A, 3.96%, 3/01/52 (d)	646

Principal or Shares	Security Description	Value (000)

1,470,000	Norfolk Southern Corp., 5.35%, 8/01/54	$1,449
825,000	Regal Rexnord Corp., 6.05%, 4/15/28	845
825,000	Regal Rexnord Corp., 6.40%, 4/15/33	862
600,000	RTX Corp., 4.63%, 11/16/48	530
705,000	Sonoco Products Co., 4.45%, 9/01/26	701
1,050,000	Union Pacific Corp., 4.95%, 5/15/53	1,002
		14,981
Consumer Goods (3%)
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	943
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	840
329,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 6.63%, 7/15/30 (a)	336
1,050,000	J M Smucker Co., 6.50%, 11/15/43	1,137
1,150,000	JDE Peet’s NV 144A, 1.38%, 1/15/27 (a)	1,065
2,030,000	Kroger Co., 5.50%, 9/15/54	1,973
2,165,000	Land O’ Lakes Inc. 144A, 7.00% (a)(e)	1,770
1,850,000	NIKE Inc., 3.38%, 3/27/50	1,362
488,000	Post Holdings Inc. 144A, 5.63%, 1/15/28 (a)	492
		9,918
Energy (4%)
1,445,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	1,384
1,825,000	EQM Midstream Partners LP 144A, 6.38%, 4/01/29 (a)	1,855
1,800,000	EQM Midstream Partners LP, 6.50%, 7/15/48	1,813
1,075,000	EQT Corp., 5.70%, 4/01/28	1,096
330,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)(d)	304
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	789
775,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	760
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 4.13%, 2/15/28 (a)	395
1,275,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	1,349
1,675,000	Rockies Express Pipeline LLC 144A, 4.95%, 7/15/29 (a)	1,575
1,050,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a)	1,015
1,710,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	1,719
1,800,000	Whistler Pipeline LLC 144A, 6.35%, 9/30/44 (a)	1,792
1,030,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	1,002
480,000	Williams Cos. Inc., 8.75%, 3/15/32	576
		17,424
Financial Services (13%)
1,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/03/26	993
1,400,000	Ally Financial Inc., (U.S. Secured Overnight
	Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	1,456
1,851,000	American Express Co., 8.15%, 3/19/38	2,362
985,000	Apollo Global Management Inc., 5.80%, 5/21/54	1,011
1,950,000	Ares Capital Corp., 3.25%, 7/15/25	1,924
1,300,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,295
1,100,000	Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (a)	1,097
2,400,000	Banco Santander SA, 2.75%, 12/03/30	2,061
1,250,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	1,178

34  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

605,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26 (d)	$577
2,205,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,183
1,275,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,329
1,350,000	Blue Owl Finance LLC, 6.25%, 4/18/34	1,388
1,350,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.290%), 2.64%, 3/03/26 (b)	1,338
915,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.080%), 5.47%, 2/01/29 (b)	926
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (b)	2,018
1,430,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	1,243
1,000,000	Citigroup Inc., 4.45%, 9/29/27	988
1,400,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.447%), 5.45%, 6/11/35 (b)	1,412
875,000	Enact Holdings Inc., 6.25%, 5/28/29	893
425,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (a)	442
800,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	808
675,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	685
3,775,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	3,758
650,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (a)	668
1,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.460%), 5.55%, 3/04/30 (b)	1,118
2,850,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 3.350%), 7.39%, 11/03/28 (b)	3,037
1,820,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,790
1,155,000	Low Income Investment Fund 2019, 3.71%, 7/01/29	1,054
1,600,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.069%), 1.34%, 1/12/27 (a)(b)	1,532
1,150,000	Main Street Capital Corp., 6.50%, 6/04/27	1,162
620,000	Mastercard Inc., 3.85%, 3/26/50	500
2,020,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (d)	1,784
550,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	565
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	920
845,000	Sixth Street Lending Partners 144A, 6.50%, 3/11/29 (a)	852
570,000	Synchrony Financial, 7.25%, 2/02/33	584
1,320,000	Westpac Banking Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 2.67%, 11/15/35 (b)	1,128
		50,059
Healthcare (7%)
1,350,000	AbbVie Inc., 4.85%, 6/15/44	1,269
1,620,000	Amgen Inc., 3.15%, 2/21/40	1,239
1,000,000	Amgen Inc., 5.60%, 3/02/43	1,002
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	694
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,361
895,000	Cigna Group, 4.90%, 12/15/48	794
1,850,000	CVS Health Corp., 5.30%, 12/05/43	1,677
740,000	Dignity Health, 4.50%, 11/01/42	645
1,150,000	Elevance Health Inc., 4.38%, 12/01/47	956
950,000	Eli Lilly & Co., 4.88%, 2/27/53	900

Principal or Shares	Security Description	Value (000)

1,180,000	HCA Inc., 5.90%, 6/01/53	$1,168
2,300,000	Health Care Service Corp. A Mutual Legal Reserve Co. 144A, 5.45%, 6/15/34 (a)	2,307
750,000	Humana Inc., 5.50%, 3/15/53	698
1,350,000	Icon Investments Six DAC, 6.00%, 5/08/34	1,383
550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (a)	521
950,000	Medline Borrower LP/Medline Co.-Issuer Inc. 144A, 6.25%, 4/01/29 (a)	968
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	905
690,000	Molina Healthcare Inc. 144A, 4.38%, 6/15/28 (a)	663
955,000	PeaceHealth Obligated Group 2020, 1.38%, 11/15/25	917
1,200,000	Perrigo Finance Unlimited Co., 4.90%, 6/15/30	1,137
950,000	Roche Holdings Inc. 144A, 5.22%, 3/08/54 (a)	951
1,150,000	Takeda Pharmaceutical Co. Ltd., 5.65%, 7/05/44	1,173
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	297
970,000	UnitedHealth Group Inc., 5.88%, 2/15/53	1,017
1,820,000	Viatris Inc., 4.00%, 6/22/50	1,259
		25,901
Insurance (5%)
725,000	AIA Group Ltd. 144A, 5.38%, 4/05/34 (a)	733
915,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	926
1,175,000	Athene Holding Ltd., 6.25%, 4/01/54	1,208
1,700,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,578
1,630,000	Beacon Funding Trust 144A, 6.27%, 8/15/54 (a)	1,635
1,020,000	F&G Annuities & Life Inc., 6.50%, 6/04/29	1,034
1,150,000	Fairfax Financial Holdings Ltd., 6.35%, 3/22/54	1,197
1,400,000	First American Financial Corp., 2.40%, 8/15/31	1,147
450,000	Global Atlantic Fin Co. 144A, 6.75%, 3/15/54 (a)	461
775,000	MetLife Inc., 5.30%, 12/15/34	783
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (a)(d)	688
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	2,243
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (a)	565
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	611
675,000	Prudential Financial Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.404%), 6.50%, 3/15/54 (b)	706
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	502
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	2,264
1,310,000	Unum Group, 6.00%, 6/15/54	1,329
		19,610
Leisure (1%)
1,100,000	Choice Hotels International Inc., 5.85%, 8/01/34	1,107
835,000	Flutter Treasury DAC 144A, 6.38%, 4/29/29 (a)(d)	855
500,000	Mattel Inc. 144A, 3.38%, 4/01/26 (a)	489
1,875,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,644
1,355,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	1,021
		5,116

Annual Financial Statements and Other Information   35

Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

Media (2%)
1,820,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/01/41	$1,247
1,275,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.55%, 6/01/34	1,299
1,110,000	Comcast Corp., 2.89%, 11/01/51	705
900,000	Comcast Corp., 5.35%, 5/15/53	873
1,365,000	Paramount Global, 5.85%, 9/01/43	1,163
1,450,000	Time Warner Cable LLC, 6.75%, 6/15/39	1,410
		6,697
Real Estate (4%)
1,050,000	DOC DR LLC, 2.63%, 11/01/31	900
760,000	Extra Space Storage LP, 5.40%, 2/01/34	761
70,000	Healthpeak OP LLC, 3.40%, 2/01/25	70
1,175,000	NNN REIT Inc., 5.50%, 6/15/34	1,190
1,375,000	Prologis Targeted U.S. Logistics Fund LP 144A, 5.25%, 1/15/35 (a)	1,362
1,875,000	Rexford Industrial Realty LP, 2.13%, 12/01/30	1,583
875,000	Simon Property Group LP, 6.65%, 1/15/54	1,004
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,348
525,000	Star Holding LLC 144A, 8.75%, 8/01/31 (a)	500
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	360
1,650,000	Ventas Realty LP, 5.00%, 1/15/35	1,595
1,540,000	VICI Properties LP / VICI Note Co. Inc. 144A, 4.25%, 12/01/26 (a)	1,512
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (a)	737
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)(d)	780
		13,702
Retail (2%)
915,000	Bath & Body Works Inc., 6.88%, 11/01/35	930
2,000,000	Home Depot Inc., 4.50%, 12/06/48	1,778
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,245
345,000	Nordstrom Inc., 4.25%, 8/01/31	304
875,000	Target Corp., 4.50%, 9/15/32	860
1,400,000	Walmart Inc., 4.50%, 9/09/52	1,278
1,355,000	Walmart Inc., 4.50%, 4/15/53	1,235
		7,630
Service (2%)
505,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (a)	473
2,185,000	American University 2019, 3.67%, 4/01/49	1,711
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,246
1,150,000	Ford Foundation 2020, 2.82%, 6/01/70	692
1,540,000	Georgetown University B, 4.32%, 4/01/49	1,350
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	757
250,000	Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (a)	258
		6,487
Technology (5%)
1,305,000	Apple Inc., 2.65%, 5/11/50	848
1,200,000	Apple Inc., 3.95%, 8/08/52	996
1,475,000	Broadcom Inc., 4.35%, 2/15/30	1,436
1,325,000	Broadcom Inc., 5.15%, 11/15/31	1,337
750,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	747
710,000	Concentrix Corp., 6.65%, 8/02/26	723
89,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46	116
1,455,000	Fiserv Inc., 5.38%, 8/21/28	1,485

Principal or Shares	Security Description	Value (000)

1,675,000	Foundry JV Holdco LLC 144A, 6.25%, 1/25/35 (a)	$1,715
1,075,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	1,092
1,675,000	Hewlett Packard Enterprise Co., 5.60%, 10/15/54	1,613
1,130,000	Micron Technology Inc., 5.30%, 1/15/31	1,139
2,800,000	Microsoft Corp., 2.53%, 6/01/50	1,794
1,350,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 6/18/29	1,314
1,493,000	Oracle Corp., 4.13%, 5/15/45	1,205
1,000,000	Oracle Corp., 6.50%, 4/15/38	1,094
1,300,000	Seagate HDD Cayman, 5.75%, 12/01/34	1,283
		19,937
Telecommunications (6%)
1,575,000	Alphabet Inc., 2.05%, 8/15/50	927
1,750,000	Amazon.com Inc., 3.10%, 5/12/51	1,229
1,859,000	AT&T Inc., 3.50%, 9/15/53	1,297
2,800,000	AT&T Inc., 3.65%, 9/15/59	1,923
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (a)	1,433
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,767
1,110,000	Go Daddy Operating Co LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (a)	1,025
1,115,000	Juniper Networks Inc., 2.00%, 12/10/30	931
1,475,000	Orange SA, 9.00%, 3/01/31	1,786
1,550,000	Rogers Communications Inc., 5.45%, 10/01/43	1,491
820,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	825
1,450,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	1,380
1,100,000	TELUS Corp., 4.60%, 11/16/48	931
905,000	Uber Technologies Inc., 4.80%, 9/15/34	878
1,967,000	Verizon Communications Inc., 2.36%, 3/15/32	1,641
2,075,000	Vodafone Group PLC, 5.75%, 6/28/54	2,058
		21,522
Transportation (1%)
1,325,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (a)	1,313
1,171,575	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	1,076
1,122,444	American Airlines Pass-Through Trust 2019-1, A, 3.50%, 2/15/32	995
975,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	965
		4,349
Utility (9%)
1,350,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	1,358
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (a)	911
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	261
800,000	Boston Gas Co. 144A, 6.12%, 7/20/53 (a)	814
1,265,000	Brooklyn Union Gas Co. 144A, 6.42%, 7/18/54 (a)	1,329
1,050,000	Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,178
1,000,000	Duke Energy Corp., 5.45%, 6/15/34	1,012
2,250,000	Duke Energy Florida LLC, 5.95%, 11/15/52	2,378
1,000,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (a)	1,005
925,000	Engie SA 144A, 5.88%, 4/10/54 (a)	941

36  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,200,000	Entergy Louisiana LLC, 5.35%, 3/15/34	$1,223
1,300,000	Exelon Corp., 5.15%, 3/15/29	1,318
1,825,000	Indiana Michigan Power Co., 5.63%, 4/01/53	1,864
900,000	Indianapolis Power & Light Co. 144A, 5.70%, 4/01/54 (a)	918
625,000	Interstate Power and Light Co., 5.45%, 9/30/54	624
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (a)	658
1,675,000	Narragansett Electric Co. 144A, 5.35%, 5/01/34 (a)	1,691
1,780,000	National Fuel Gas Co., 5.50%, 1/15/26	1,790
610,000	Nevada Power Co., 6.00%, 3/15/54	650
950,000	NextEra Energy Capital Holdings Inc., 5.00%, 2/28/30	959
975,000	NextEra Energy Capital Holdings Inc., 5.55%, 3/15/54	970
775,000	Niagara Mohawk Power Corp. 144A, 5.66%, 1/17/54 (a)	771
1,000,000	NiSource Inc., 5.65%, 2/01/45	1,006
900,000	Northern States Power Co., 5.10%, 5/15/53	869
675,000	Public Service Electric and Gas Co., 5.13%, 3/15/53	654
1,450,000	RWE Finance U.S. LLC 144A, 5.88%, 4/16/34 (a)	1,475
1,450,000	Sempra, 3.30%, 4/01/25	1,440
941,000	System Energy Resources Inc., 6.00%, 4/15/28	971
585,000	Tucson Electric Power Co., 5.50%, 4/15/53	577
1,275,000	Union Electric Co., 5.13%, 3/15/55	1,213
		32,828
Total Corporate Bond (Cost - $347,767)		329,941
Foreign Government (0%)
1,885,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (a)
	(Cost - $1,882)	1,748
Mortgage Backed (5%)
1,200,000	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.47%, 5/17/41 (a)(b)	1,205
1,641,107	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 6.20%, 3/15/41 (a)(b)	1,645
1,324,338	BX Commercial Mortgage Trust 2024-MDHS 144A, (1 mo. Term Secured Overnight Financing Rate + 1.641%), 6.45%, 5/15/41 (a)(b)	1,328
1,325,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.491%), 6.30%, 7/15/29 (a)(b)	1,328
900,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 5/15/38 (a)(b)	908
2,000,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 6.85%, 2/15/38 (a)(b)	1,631

Principal or Shares	Security Description	Value (000)

1,345,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 9.36%, 1/25/42 (a)(b)	$1,421
1,132,966	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.01%, 3/25/44 (a)(b)	1,134
1,350,000	CSTL Commercial Mortgage Trust 2024-GATE 144A, 4.92%, 11/10/29 (a)(f)	1,309
1,626,608	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 6.62%, 7/15/38 (a)(b)	1,628
1,700,000	MF1 2024-FL16 144A, (1 mo. Term Secured Overnight Financing Rate + 1.541%), 6.40%, 11/18/29 (a)(b)(g)	1,697
974,974	MHC Commercial Mortgage Trust 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 0.915%), 5.72%, 4/15/38 (a)(b)	973
1,500,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(f)	1,444
1,134,906	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,122
Total Mortgage Backed (Cost - $19,167)		18,773
Municipal (0%)
1,050,000	Michigan Finance Authority D, 5.02%, 11/01/43
	(Cost - $1,050)	974
Investment Company (4%)
8,881,447	Payden Cash Reserves Money Market Fund*	8,881
589,623	Payden Emerging Market Corporate Bond Fund, SI Class*	5,189
Total Investment Company (Cost - $13,871)		14,070
Total Investments (Cost - $395,879) (100%)		377,291
Liabilities in excess of Other Assets (0%)		(1,741)

Net Assets (100%)		$375,550

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $4,753 and the total market value of the collateral held by the Fund is $4,913. Amounts in 000s.

(e)	Perpetual security with no stated maturity date.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Yield to maturity at time of purchase.

Annual Financial Statements and Other Information   37

Payden Corporate Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	94	Dec-24	$11,089	$(666)	$(666)
U.S. Treasury 10-Year Note Future	100	Dec-24	11,047	(372)	(372)
U.S. Treasury 2-Year Note Future	46	Dec-24	9,473	(82)	(82)
U.S. Treasury 5-Year Note Future	200	Dec-24	21,447	(530)	(530)

					(1,650)

Short Contracts:
U.S. 10-Year Ultra Future	111	Dec-24	(12,626)	505	505
U.S. Ultra Bond Future	68	Dec-24	(8,543)	321	321

					826

Total Futures					$(824)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$4,753
Non-cash Collateral[2]	(4,753)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

38  Payden Mutual Funds

   Payden Strategic Income Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (13%)
350,349	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.10%, 6/15/36 (a)(b)	$349
210,650	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	199
1,000,000	BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 7.22%, 6/16/36 (a)(b)	971
700,000	Blackrock European CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.300%), 4.48%, 10/15/31 EUR (a)(b)(c)	755
600,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.814%), 7.57%, 8/19/38 (a)(b)	589
892,284	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.75%, 4/22/32 (a)(b)	892
360,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	319
600,000	CIFC European Funding CLO II DAC 2A 144A, (3 mo. EURIBOR + 0.900%), 4.08%, 4/15/33 EUR (a)(b)(c)	652
656,649	CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.362%), 5.99%, 7/18/31 (a)(b)	658
675,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	487
550,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	526
1,130,616	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	1,083
459,109	Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 5.94%, 4/15/31 (a)(b)	460
800,000	Dryden CLO Ltd. 2019-72A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.89%, 5/15/32 (a)(b)	801
400,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 5.802%), 10.46%, 4/15/29 (a)(b)	382
1,050,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 6.95%, 5/16/38 (a)(b)	1,025
1,000,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.89%, 4/16/34 (a)(b)	1,000
234,531	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (a)	239
5,955	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 2.28%, 12/26/28 (a)	6
42,634	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (a)	42
1	Juniper Receivables 2021-2 DAC Holding Class R-1 Notes, 0.00%, 2/15/29 (d)	234
750,000	LCM Ltd. 39A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.340%), 6.00%, 10/15/34 (a)(b)	750
251,354	Man GLG Euro CLO VI DAC 6A 144A, (3 mo. EURIBOR + 0.810%), 3.99%, 10/15/32 EUR (a)(b)(c)	273

Principal or Shares	Security Description	Value (000)

250,000	Montmartre Euro CLO DAC 2020-2A 144A, (3 mo. EURIBOR + 0.960%), 4.14%, 7/15/34 EUR (a)(b)(c)	$271
450,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.42%, 4/20/33 (a)(b)	451
1,200,000	Neuberger Berman Loan Advisers CLO Ltd. 2019-33A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.342%), 5.99%, 10/16/33 (a)(b)	1,201
500,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 4.21%, 4/15/34 EUR (a)(b)(c)	544
477,730	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	477
132,860	Palmer Square CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.04%, 1/17/31 (a)(b)	133
700,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.18%, 4/16/37 (a)(b)	704
390,525	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	360
900,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.87%, 7/20/35 (a)(b)	900
507,250	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 6.04%, 10/20/31 (a)(b)	508
600,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 6.39%, 1/15/36 (a)(b)	601
87,625	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (a)	88
55,625	Santander Bank Auto Credit-Linked Notes 2022-B 144A, 6.79%, 8/16/32 (a)	56
104,344	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	106
45,404	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	45
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (d)	590
783,257	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (a)	785
600,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 4.93%, 1/14/32 EUR (a)(b)(c)	655
498,750	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	502
450,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 7.14%, 1/23/32 (a)(b)	451
850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	852
300,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	305
300,000	Voya Euro CLO III DAC 3A 144A, (3 mo. EURIBOR + 0.920%), 4.10%, 4/15/33 EUR (a)(b)(c)	326

Annual Financial Statements and Other Information   39

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

638,550	Zaxbys Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	$581
Total Asset Backed (Cost - $25,240)		24,184
Bank Loans(e) (3%)
298,495	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	299
250,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31	251
500,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	499
600,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	600
547,250	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.04%, 4/02/29	545
432,000	MIC Glen LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.30%, 7/21/28	433
646,056	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 10.16%, 8/15/28	519
347,375	Pegasus Bidco Bv Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 7/12/29	349
309,563	Standard Industries Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 6.76%, 9/22/28	311
548,625	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.10%, 11/30/30	545
650,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	637
Total Bank Loans (Cost - $5,072)		4,988
Corporate Bond (36%)
Financial (15%)
675,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	644
450,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	468
700,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	712
560,000	American Tower Corp., 3.95%, 3/15/29	539
725,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a)	563
350,000	Ares Capital Corp., 5.95%, 7/15/29	353
500,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (b)	493
925,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.700%), 6.14%, 9/14/28 (b)	953
350,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(f)	370
400,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	377

Principal or Shares	Security Description	Value (000)

700,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	$741
450,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	456
300,000	BBVA Bancomer SA 144A, 5.25%, 9/10/29 (a)	298
325,000	Blackstone Private Credit Fund, 4.70%, 3/24/25	324
625,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	596
345,000	Blue Owl Capital Corp., 3.75%, 7/22/25	342
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	246
275,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	306
375,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (b)(f)	374
900,000	Corebridge Financial Inc., 3.90%, 4/05/32	823
550,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (a)	567
400,000	CubeSmart LP, 2.25%, 12/15/28	362
300,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	306
600,000	Extra Space Storage LP, 5.90%, 1/15/31	622
400,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	398
550,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	506
700,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)	747
500,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (a)	508
500,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.210%), 5.05%, 7/23/30 (b)	501
565,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	494
500,000	HSBC Holdings PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.858%), 8.00% (b)(f)	526
500,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.970%), 6.16%, 3/09/29 (b)	517
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	716
430,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	399
600,000	Jane Street Group/JSG Finance Inc. 144A, 6.13%, 11/01/32 (a)	601
750,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	647
300,000	Main Street Capital Corp., 6.95%, 3/01/29	307
550,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.200%), 2.51%, 10/20/32 (b)	467
585,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.290%), 2.94%, 1/21/33 (b)	508
500,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31	512
525,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	441
625,000	Realty Income Corp., 2.10%, 3/15/28	574
750,000	Royal Bank of Canada, 5.00%, 2/01/33	752

40  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

775,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.328%), 5.81%, 9/09/26 (b)	$778
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	435
800,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	810
700,000	Simon Property Group LP, 4.75%, 9/26/34	672
500,000	Starwood Property Trust Inc. 144A, 6.00%, 4/15/30 (a)	491
280,000	Synchrony Financial, 7.25%, 2/02/33	287
500,000	UBS Group AG 144A, (5-Year U.S. Dollar SOFR ICE Swap Rate + 3.630%), 6.85% (a)(b)(f)	497
750,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	870
750,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.730%), 3.09%, 5/14/32 (a)(b)	661
300,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 5.020%), 9.02%, 11/15/33 (a)(b)	370
		27,827
Industrial (9%)
550,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	574
350,000	Amentum Holdings Inc. 144A, 7.25%, 8/01/32 (a)	363
300,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	303
450,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	448
500,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	496
700,000	Boeing Co. 144A, 6.53%, 5/01/34 (a)	738
250,000	Braskem Netherlands Finance BV 144A, 8.00%, 10/15/34 (a)	250
200,000	BRF SA 144A, 5.75%, 9/21/50 (a)	164
192,000	Broadcom Inc. 144A, 3.14%, 11/15/35 (a)	158
575,000	Campbell Soup Co., 5.20%, 3/21/29	583
42,000	Carrier Global Corp., 2.24%, 2/15/25	42
350,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	349
300,000	Cencosud SA 144A, 5.95%, 5/28/31 (a)	304
450,000	Centene Corp., 4.25%, 12/15/27	436
825,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	552
600,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)	601
700,000	CVS Health Corp., 5.63%, 2/21/53	651
300,000	Dell International LLC/EMC Corp., 5.75%, 2/01/33	312
140,000	Equifax Inc., 2.60%, 12/15/25	137
250,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30	228
550,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	555
500,000	Foundry JV Holdco LLC 144A, 5.90%, 1/25/30 (a)	507
550,000	General Motors Co., 5.60%, 10/15/32	559
725,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)	542
525,000	Global Payments Inc., 1.20%, 3/01/26	501
300,000	Graphic Packaging International LLC 144A, 1.51%, 4/15/26 (a)	284
260,000	HCA Inc., 3.50%, 9/01/30	239
650,000	Hyundai Capital America 144A, 6.50%, 1/16/29 (a)	683

Principal or Shares	Security Description	Value (000)

250,000	Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a)	$233
200,000	Land O’ Lakes Inc. 144A, 7.00% (a)(f)	163
350,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	341
350,000	Micron Technology Inc., 5.30%, 1/15/31	353
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	412
300,000	OCP SA 144A, 7.50%, 5/02/54 (a)	311
400,000	Regal Rexnord Corp., 6.40%, 4/15/33	418
750,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	754
310,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30 (a)	239
800,000	Stellantis Finance U.S. Inc. 144A, 1.71%, 1/29/27 (a)	743
500,000	T-Mobile USA Inc., 2.63%, 4/15/26	484
775,000	VMware LLC, 2.20%, 8/15/31	648
525,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	396
		17,054
Utility (12%)
700,000	Abu Dhabi National Energy Co. PJSC 144A, 4.38%, 10/09/31 (a)	685
627,939	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	630
550,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	553
450,000	AltaGas Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.573%), 7.20%, 10/15/54 (a)(b)	452
500,000	Ameren Corp., 5.70%, 12/01/26	509
300,000	Arizona Public Service Co., 5.70%, 8/15/34	307
550,000	BP Capital Markets America Inc., 4.81%, 2/13/33	539
350,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	366
300,000	California Resources Corp. 144A, 8.25%, 6/15/29 (a)	303
500,000	Duke Energy Corp., 5.80%, 6/15/54	502
975,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	820
400,000	Energy Transfer LP, 5.75%, 2/15/33	408
600,000	Energy Transfer LP, 6.55%, 12/01/33	644
500,000	Energy Transfer LP, 6.05%, 9/01/54	501
200,000	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	201
255,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	241
340,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (a)	326
260,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (a)	255
400,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (a)	401
270,000	Kinder Morgan Inc., 2.00%, 2/15/31	228
450,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (a)	441
400,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	392
330,000	National Fuel Gas Co., 5.50%, 1/15/26	332
300,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	300
800,000	NRG Energy Inc. 144A, 6.25%, 11/01/34	800
450,000	Occidental Petroleum Corp., 5.55%, 10/01/34	443
300,000	ONEOK Inc., 5.80%, 11/01/30	311

Annual Financial Statements and Other Information   41

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

650,000	Palomino Funding Trust I 144A, 7.23%, 5/17/28 (a)	$685
550,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	582
415,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	403
385,000	Petroleos Mexicanos, 6.49%, 1/23/27	380
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	345
735,000	Phillips 66 Co., 2.45%, 12/15/24	732
244,000	Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (a)	241
600,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	578
450,000	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	447
550,000	South Bow USA Infrastructure Holdings LLC 144A, 5.58%, 10/01/34 (a)	544
350,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(c)	253
438,339	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	398
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	302
350,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	353
500,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/01/27	503
300,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (a)	305
400,000	Var Energi ASA 144A, 8.00%, 11/15/32 (a)	455
650,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	672
100,000	Western Midstream Operating LP, 6.35%, 1/15/29	104
250,000	Western Midstream Operating LP, 6.15%, 4/01/33	259
400,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	402
300,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	292
650,000	Williams Cos. Inc., 5.80%, 11/15/54	653
		21,778
Total Corporate Bond (Cost - $68,132)		66,659
Foreign Government (4%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	137
550,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	617
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	561
350,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	356
590,000	Guatemala Government Bond, 4.50%, 5/03/26 (g)	580
350,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (a)	353
700,000	KSA Sukuk Ltd. 144A, 5.25%, 6/04/34 (a)	710
250,000	Mexico Government International Bond, 6.34%, 5/04/53	233
500,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	346
400,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	362
240,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	237
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	455
700,000	Perusahaan Penerbit SBSN Indonesia III 144A, 5.20%, 7/02/34 (a)	708

Principal or Shares	Security Description	Value (000)

300,000	Peruvian Government International Bond, 5.38%, 2/08/35	$296
250,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	236
250,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	245
575,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	480
Total Foreign Government (Cost - $7,162)		6,912
Mortgage Backed (21%)
700,000	AREIT Ltd. 2024-CRE9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.47%, 5/17/41 (a)(b)	703
450,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 5.55%, 10/27/64 (a)	449
625,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.32%, 9/15/36 (a)(b)	623
263,021	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.72%, 6/15/38 (a)(b)	262
777,608	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.140%), 7.94%, 2/15/39 (a)(b)	781
693,426	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 3/15/41 (a)(b)	695
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.45%, 2/15/41 (a)(b)	703
395,630	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 4/15/41 (a)(b)	397
550,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.81%, 3/25/44 (a)(b)	555
300,000	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(h)	300
400,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	412
70,741	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 6.91%, 4/25/34 (a)(b)	71
494,684	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.22%, 9/25/28 (b)	564
766,978	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.72%, 10/25/28 (b)	875
492,734	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.22%, 1/25/29 (b)	562
1,100,717	FN CB3622 30YR, 4.00%, 5/01/52	1,019
1,317,654	FN CB4120 30YR, 4.00%, 7/01/52	1,220
1,098,282	FN CB4127 30YR, 4.50%, 7/01/52	1,045
910,571	FN CB4794 30YR, 4.50%, 10/01/52	865
774,014	FN CB7991 30YR, 5.50%, 2/01/54	769
667,062	FN CB8021 30YR, 6.50%, 2/01/54	686
1,840,360	FN MA4761 30YR, 5.00%, 9/01/52	1,793

42  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,437,882	FN MA4785 30YR, 5.00%, 10/01/52	$1,400
1,160,894	FN MA4842 30YR, 5.50%, 12/01/52	1,153
1,767,287	FN MA4869 30YR, 5.50%, 1/01/53	1,752
207,313	FN MA4876 30YR, 6.00%, 12/01/52	209
1,667,650	FN MA5040 30YR, 6.00%, 6/01/53	1,679
2,034,690	FN MA5073 30YR, 6.00%, 7/01/53	2,049
740,579	FR RA7790 30YR, 5.00%, 8/01/52	723
576,954	FR RA7936 30YR, 5.00%, 9/01/52	564
875,867	FR RA8249 30YR, 5.50%, 11/01/52	871
1,288,363	FR RA8415 30YR, 5.50%, 1/01/53	1,280
567,072	FR SB8192 15YR, 5.00%, 10/01/37	567
902,062	FR SB8206 15YR, 5.00%, 1/01/38	902
277,778	FR SB8247 15YR, 5.00%, 8/01/38	277
384,874	FR SD1035 30YR, 4.00%, 5/01/52	356
794,586	FR SD2184 30YR, 6.00%, 1/01/53	800
742,307	FR SD8245 30YR, 4.50%, 9/01/52	705
492,293	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 13.77%, 3/25/28 (b)	512
489,828	Freddie Mac STACR Debt Notes 2015-DNA3, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.464%), 14.32%, 4/25/28 (b)	525
329,729	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.47%, 5/25/28 (b)	345
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.914%), 10.19%, 9/25/47 (a)(b)	319
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.114%), 9.97%, 11/25/47 (a)(b)	321
186,553	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 5.45%, 8/17/33 EUR (a)(b)(c)	202
785,485	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 6.25%, 8/17/33 EUR (b)(c)(g)	851
27,557	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(h)	26
182,592	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(h)	175
750,000	NXPT Commercial Mortgage Trust 2024-STOR 144A, 4.46%, 11/05/41 (a)(h)	722
491,862	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	489
487,307	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	487
394,750	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	390
350,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	352
400,000	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (a)	400
300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.47%, 2/25/47 (a)(b)	367
794,167	Taurus DAC 2021-UK1A 144A, (Sterling Overnight Index Average + 2.600%), 7.58%, 5/17/31 GBP (a)(b)(c)	1,026
300,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.30%, 3/15/38 (a)(b)	296

Principal or Shares	Security Description	Value (000)

350,000	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (a)(h)	$351
Total Mortgage Backed (Cost - $38,647)		38,792
Municipal (4%)
440,000	California Earthquake Authority A, 5.60%, 7/01/27	444
910,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	864
245,111	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(i)	–
1,000,000	City of El Segundo CA, 1.98%, 7/01/29	880
740,000	City of Tempe AZ, 1.58%, 7/01/28	668
900,000	County of Alameda CA B, 3.95%, 8/01/33	848
250,000	District of Columbia Water & Sewer Authority A, 4.81%, 10/01/14	227
505,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (j)	428
750,000	New York State Dormitory Authority C, 1.54%, 3/15/27	703
500,000	Redondo Beach Community Financing Authority A, 1.98%, 5/01/29	444
600,000	Regents of the University of California Medical Center Pooled Revenue Q, 4.13%, 5/15/32	573
1,000,000	State of Connecticut A, 2.42%, 7/01/27	951
Total Municipal (Cost - $7,852)		7,030
U.S. Government Agency (0%)
950,000	Tennessee Valley Authority, 5.25%, 9/15/39
	(Cost - $1,035)	993
U.S. Treasury (16%)
1,860,000	U.S. Treasury Bill, 4.53%, 1/30/25 (d)	1,839
160,000	U.S. Treasury Bond, 2.00%, 2/15/50	98
1,940,000	U.S. Treasury Bond, 2.00%, 8/15/51 (k)(l)	1,175
478,000	U.S. Treasury Bond, 4.25%, 2/15/54	460
420,000	U.S. Treasury Bond, 4.25%, 8/15/54	404
4,630,717	U.S. Treasury Inflation Indexed Notes, 2.13%, 4/15/29	4,681
2,902,228	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	2,778
1,890,000	U.S. Treasury Note, 4.50%, 7/15/26	1,899
2,530,000	U.S. Treasury Note, 4.38%, 7/31/26	2,538
960,000	U.S. Treasury Note, 3.50%, 1/31/28 (k)(l)	942
640,000	U.S. Treasury Note, 1.38%, 11/15/31	530
3,190,000	U.S. Treasury Note, 3.88%, 8/15/33	3,098
2,340,000	U.S. Treasury Note, 4.00%, 2/15/34	2,290
3,460,000	U.S. Treasury Note, 4.38%, 5/15/34	3,485
2,690,000	U.S. Treasury Note, 4.28%, 8/15/34 (d)	2,603
Total U.S. Treasury (Cost - $29,637)		28,820
Stocks (1%)
Preferred Stock (1%)
40,000	Morgan Stanley, 6.50% (f)
	(Cost - $1,000)	1,044
Total Stocks (Cost - $1,000)		1,044
Investment Company (3%)
2,643,037	Payden Cash Reserves Money Market Fund*	2,643
101,806	Payden Emerging Market Corporate Bond Fund, SI Class*	896

Annual Financial Statements and Other Information   43

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

394,191	Payden Emerging Markets Local Bond Fund, SI Class*	$1,809
Total Investment Company (Cost - $ 5,390)		5,348
Total Investments (Cost - $ 189,167) (101%)		184,770
Liabilities in excess of Other Assets (-1%)		(1,491)
Net Assets (100%)		$183,279

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Payment of principal and/or interest is insured against default by a monoline insurer.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 1,116	GBP 839	Barclays Bank PLC	03/19/2025	$35
USD 1,871	CAD 2,516	Citibank, N.A.	03/19/2025	55
USD 5,546	EUR 4,952	State Street Bank & Trust Co.	03/19/2025	125
USD 605	MXN 12,030	Wells Fargo & Co.	11/19/2024	5

				220

Liabilities:
USD 1,210	EUR 1,117	HSBC Bank USA, N.A.	11/19/2024	(6)

Net Unrealized Appreciation (Depreciation)				$214

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. 10-Year Ultra Future	141	Dec-24	$16,039	$(652)	$(652)
U.S. Treasury 2-Year Note Future	182	Dec-24	37,482	(326)	(326)

					(978)

Short Contracts:
U.S. Treasury 10-Year Note Future	55	Dec-24	(6,076)	197	197
U.S. Treasury 5-Year Note Future	493	Dec-24	(52,867)	1,052	1,052

					1,249

Total Futures					$271

44  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 4.9000% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	$2,600	$232	$—	$232
10-Year SOFR Swap, Receive Variable 4.9000% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	2,630	199	—	199
10-Year SOFR Swap, Receive Variable 4.9000% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	3,200	122	—	122
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 4.9000% (SOFRRATE) Annually	08/30/2026	11,900	(305)	—	(305)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 4.9000% (SOFRRATE) Annually	06/29/2026	11,766	(319)	—	(319)
5-Year SOFR Swap, Receive Variable 4.9000% (SOFRRATE) Annually, Pay Fixed 3.3330% Annually	02/27/2027	13,500	(117)	—	(117)

			$(188)	$—	$(188)

See notes to financial statements.

Annual Financial Statements and Other Information   45

   Payden Absolute Return Bond Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (28%)
1,400,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 4/16/37 (a)(b)	$1,404
2,030,000	American Credit Acceptance Receivables Trust 2024-3 144A, 5.73%, 7/12/30 (a)	2,053
900,000	American Credit Acceptance Receivables Trust 2024-3 144A, 6.04%, 7/12/30 (a)	911
1,450,000	Apidos CLO XII 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 6.11%, 4/15/31 (a)(b)	1,452
800,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 1/20/33 (a)(b)	800
1,700,000	ARES CLO Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 6.23%, 7/25/36 (a)(b)	1,705
5,700,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.90%, 7/25/36 (a)(b)	5,700
1,700,000	Bain Capital Credit CLO 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 6.20%, 10/17/32 (a)(b)	1,703
5,900,000	Bain Capital Credit CLO Ltd. 2020-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 6.37%, 10/20/36 (a)(b)	5,937
2,200,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.01%, 7/18/34 (a)(b)	2,202
2,000,000	Cairn CLO XIII DAC 2021-13X, (3 mo. EURIBOR + 1.600%), 4.82%, 10/20/33 EUR (b)(c)(d)	2,165
5,175,245	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.75%, 4/22/32 (a)(b)	5,175
1,000,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	949
970,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	859
2,000,000	Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 6.22%, 1/20/37 (a)(b)	2,009
3,200,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(c)	2,320
700,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 1.900%), 5.73%, 11/15/33 EUR (a)(b)(c)	763
2,395,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	2,218
1,150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	1,063
2,000,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (a)	1,789
1,011,729	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	998
1,221,054	Driven Brands Funding LLC 2020-2A 144A, 3.24%, 1/20/51 (a)	1,138
650,000	Dryden 39 Euro CLO DAC 2015-39A 144A, (3 mo. EURIBOR + 0.950%), 4.13%, 4/15/35 EUR (a)(b)(c)	704

Principal or Shares	Security Description	Value (000)

3,700,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 6.37%, 4/15/29 (a)(b)	$3,702
3,000,000	Exeter Automobile Receivables Trust 2022-1A 144A, 5.02%, 10/15/29 (a)	2,895
2,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (a)	2,466
1,900,000	Exeter Automobile Receivables Trust 2022-4A 144A, 8.23%, 3/15/30 (a)	1,942
53	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (e)	3,431
2,700,000	Flagship Credit Auto Trust 2021-3 144A, 3.32%, 12/15/28 (a)	2,308
110	Flagship Credit Auto Trust, 0.00%, 3/15/29 (e)	306
3,500,000	Flexential Issuer 2021-1A 144A, 3.25%, 11/27/51 (a)	3,298
1,357,536	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 2/23/39 (a)(b)	1,337
3,100,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.11%, 2/23/39 (a)(b)	2,992
3,500,000	Galaxy XXII CLO Ltd. 2016-22A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.240%), 5.89%, 4/16/34 (a)(b)	3,500
2,800,000	Goldentree Loan Management U.S. CLO Ltd. 2021-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.12%, 4/20/37 (a)(b)	2,819
1,300,000	Henley CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.800%), 4.89%, 4/25/34 EUR (a)(b)(c)	1,415
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	782
2,401,690	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	2,658
1,500,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 9.81%, 2/26/29 (a)	1,528
1,300,000	Jubilee CLO DAC 2017-19X, (3 mo. EURIBOR + 1.250%), 4.34%, 7/25/30 EUR (b)(c)(d)	1,408
2,696,433	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.21%, 2/17/39 (a)(b)	2,696
2,700,000	Madison Park Funding Ltd. 2022-57A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.90%, 7/27/34 (a)(b)	2,701
4,650,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-50A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.88%, 7/23/36 (a)(b)	4,653
2,588,083	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	2,454
2,300,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.55%, 10/17/30 (a)(b)	2,303
2,500,000	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 6.81%, 8/08/32 (a)(b)	2,512
3,350,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 6.00%, 4/17/36 (a)(b)	3,360

46  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,350,000	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.16%, 7/15/31 (a)(b)	$1,350
957,782	Regatta XIV Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.73%, 10/25/31 (a)(b)	958
1,000,000	Regatta XVI Funding Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.56%, 1/15/33 (a)(b)	1,002
3,400,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.700%), 6.32%, 7/20/35 (a)(b)	3,400
2,100,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 6.62%, 7/20/35 (a)(b)	2,100
2,600,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 6.39%, 1/15/36 (a)(b)	2,605
373,865	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	374
221,982	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (a)	223
2,995,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	3,086
329,898	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 11.37%, 12/15/32 (a)	337
2,700,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (a)	2,979
100	Santander Consumer Auto Receivables Trust 2021-B, 0.00%, 3/15/29 (e)	2,343
100	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (e)	1,180
596,166	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	605
1,718,574	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	1,736
6,140	Santander Drive Auto Receivables Trust 2024-S2 144A, 0.00%, 12/16/28 (a)(e)	1,137
1,517,219	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	1,520
126	Santander Drive Auto Receivables Trust 2023- S1, 0.00%,	3,224
2,400,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (a)	2,336
550,000	Stack Infrastructure Issuer LLC 2023-1A 144A, 5.90%, 3/25/48 (a)	554
2,000,000	Stack Infrastructure Issuer LLC 2023-2A 144A, 5.90%, 7/25/48 (a)	2,016
2,900,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	2,908
85	United Auto Credit Securitization Trust 2022-2, 0.00%, 4/10/29 (e)	—
6,000,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	5,815
2,300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	2,137
1,000,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	1,011
1,935,035	VMC Finance LLC 2022-FL5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 6.79%, 2/18/39 (a)(b)	1,926
2,025,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	2,108

Principal or Shares	Security Description	Value (000)

3,000,000	Westlake Automobile Receivables Trust 2024- 3A 144A, 5.21%, 4/15/30 (a)	$2,985
2,418,750	Zaxbys Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	2,200
Total Asset Backed (Cost - $169,078)		161,638
Bank Loans(f) (3%)
725,000	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.45%, 9/30/31	726
1,775,000	American Airlines Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.29%, 4/20/28	1,828
596,991	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	599
700,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31	703
710,000	Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.85%, 9/30/31	707
700,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	698
1,200,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	1,199
1,836,310	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.39%, 4/26/28	1,844
1,350,000	Fertitta Entertainment LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 4.00%, 1/29/29	1,352
700,000	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.44%, 6/27/31	700
946,926	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.77%, 1/31/31	943
675,000	Leia Finco U.S. LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 3.25%, 7/02/31	670
825,000	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 8.35%, 8/18/31	828
938,585	McGraw-Hill Education Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.60%, 8/01/31	944
1,462,650	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.05%, 7/21/28	1,474
675,000	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.10%, 7/01/31	649
850,000	Terex Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 6.69%, 10/08/31	851
1,025,000	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.94%, 9/25/30	1,017
1,364,138	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 4/25/31	1,374

Annual Financial Statements and Other Information   47

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,050,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	$1,030
Total Bank Loans (Cost - $20,070)		20,136
Corporate Bond (31%)
Financial (14%)
620,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(g)(h)	560
1,730,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (b)	1,758
1,100,000	American Homes 4 Rent LP, 5.50%, 2/01/34	1,107
725,000	Apollo Global Management Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.168%), 6.00%, 12/15/54 (b)	716
850,000	Ares Capital Corp., 5.95%, 7/15/29	858
525,000	Avis Budget Finance PLC, 7.00%, 2/28/29 EUR (c)(d)(g)	574
1,010,000	Banco Mercantil del Norte SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (b)(d)(g)(h)	977
2,400,000	Banco Santander SA, 5.59%, 8/08/28	2,455
850,000	BBVA Bancomer SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (b)(d)	895
975,000	Beacon Funding Trust 144A, 6.27%, 8/15/54 (a)	978
900,000	Blue Owl Capital Corp., 3.40%, 7/15/26	868
1,500,000	BPCE SA, 3.88%, 1/11/29 EUR (c)(d)	1,660
550,000	Bubbles Holdco SpA 144A, 6.50%, 9/30/31 EUR (a)(c)	601
2,475,000	Citigroup Inc., (3 mo. Term Secured Overnight Financing Rate + 1.652%), 3.67%, 7/24/28 (b)	2,400
1,700,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	1,478
1,500,000	Deutsche Bank AG, (3 mo. EURIBOR + 1.500%), 4.13%, 4/04/30 EUR (b)(c)(d)	1,659
725,000	doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c)	770
375,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	379
965,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	979
1,600,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	1,593
3,650,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.135%), 4.69%, 10/23/30 (b)	3,603
3,050,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	2,664
2,075,000	HSBC Holdings PLC, (3 mo. EURIBOR + 0.777%), 0.64%, 9/24/29 EUR (b)(c)(d)	2,038
1,200,000	JAB Holdings BV, 5.00%, 6/12/33 EUR (c)(d)	1,404
4,125,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	4,096
1,525,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 1.382%), 4.01%, 4/23/29 (b)	1,495
725,000	Kite Realty Group LP, 4.95%, 12/15/31	712
1,300,000	Kite Realty Group LP, 5.50%, 3/01/34	1,309
1,300,000	Klepierre SA, 3.88%, 9/23/33 EUR (c)(d)	1,424
1,375,000	Main Street Capital Corp., 6.50%, 6/04/27	1,389
3,675,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (b)	3,625

Principal or Shares	Security Description	Value (000)

1,150,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (c)(g)	$1,319
1,225,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 EUR (c)	1,131
1,175,000	NNN REIT Inc., 5.50%, 6/15/34	1,190
1,275,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 6/30/29 EUR (b)(c)(d)	1,526
1,800,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(d)	2,012
1,450,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	1,436
4,000,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,727
2,200,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	2,250
975,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	928
1,350,000	Sun Communities Operating LP, 5.50%, 1/15/29	1,363
2,475,000	Synchrony Bank, 5.40%, 8/22/25	2,477
1,375,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	1,365
1,250,000	UBS Group AG 144A, (1-Year SOFR ICE Swap Rate + 1.340%), 5.62%, 9/13/30 (a)(b)	1,277
1,125,000	UDR Inc., 5.13%, 9/01/34	1,101
1,775,000	UniCredit SpA, (3 mo. EURIBOR + 1.600%), 4.45%, 2/16/29 EUR (b)(c)(d)	1,998
642,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.980%), 4.81%, 7/25/28 (b)(g)	641
4,950,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.740%), 5.57%, 7/25/29 (b)	5,056
2,500,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.790%), 6.30%, 10/23/29 (b)	2,620
		80,441
Industrial (12%)
875,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	820
925,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (a)	282
675,000	Amentum Holdings Inc. 144A, 7.25%, 8/01/32 (a)	700
375,000	ams-OSRAM AG, 10.50%, 3/30/29 EUR (c)(d)(g)	414
400,000	ams-OSRAM AG 144A, 12.25%, 3/30/29 (a)	416
875,000	Bausch + Lomb Corp. 144A, 8.38%, 10/01/28 (a)	919
750,000	BE Semiconductor Industries NV 144A, 4.50%, 7/15/31 EUR (a)(c)	839
2,875,000	Boeing Co., 5.04%, 5/01/27	2,865
1,000,000	Boeing Co. 144A, 6.39%, 5/01/31 (a)	1,047
820,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)(g)	841
2,550,000	Broadcom Inc. 144A, 4.00%, 4/15/29 (a)	2,461
1,950,000	Broadcom Inc., 5.05%, 7/12/29	1,967
825,000	Centene Corp., 3.38%, 2/15/30	740
2,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/01/32	1,936
950,000	Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (a)	955
550,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (a)	555
1,200,000	CRH America Finance Inc., 5.40%, 5/21/34	1,216
2,050,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	2,028
1,050,000	Edge Finco PLC 144A, 8.13%, 8/15/31 GBP (a)(c)	1,375
900,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a)	945

48  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (a)	$984
3,600,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	3,551
2,500,000	HCA Inc., 5.88%, 2/01/29	2,576
1,150,000	Howmet Aerospace Inc., 4.85%, 10/15/31	1,142
3,200,000	Hyundai Capital America 144A, 4.30%, 9/24/27 (a)	3,154
725,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	752
1,250,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (c)	1,373
700,000	Millicom International Cellular SA, 4.50%, 4/27/31 (d)	632
1,100,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (d)	1,156
1,065,000	NBM U.S. Holdings Inc., 7.00%, 5/14/26 (d)	1,072
3,760,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	3,912
850,000	Orbia Advance Corp. SAB de CV, 5.88%, 9/17/44 (d)(g)	743
500,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (a)(g)	456
575,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (a)	594
800,000	Paramount Global, 4.95%, 1/15/31	743
1,550,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.88%, 11/15/27 (a)	1,595
2,275,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (a)	2,298
600,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	610
1,700,000	Rentokil Initial PLC, 0.50%, 10/14/28 EUR (c)(d)	1,682
1,950,000	Rogers Communications Inc., 5.30%, 2/15/34	1,935
575,000	Sisecam UK PLC, 8.63%, 5/02/32 (d)	587
350,000	Sitios Latinoamerica SAB de CV, 5.38%, 4/04/32 (d)(g)	336
800,000	Standard Industries Inc. 144A, 6.50%, 8/15/32 (a)	806
400,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	416
850,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	874
1,500,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(d)	1,693
2,325,000	Uber Technologies Inc., 4.30%, 1/15/30	2,262
1,225,000	Universal Music Group NV, 4.00%, 6/13/31 EUR (c)(d)	1,383
575,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (a)	614
2,895,000	VMware LLC, 1.80%, 8/15/28	2,594
1,500,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,315
1,700,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (a)(g)	1,576
		68,737
Utility (5%)
529,878	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	544
1,425,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	1,428
1,300,000	Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a)	1,345
1,100,000	Diamondback Energy Inc., 5.40%, 4/18/34	1,099
670,000	Ecopetrol SA, 8.38%, 1/19/36	655
1,850,000	Energy Transfer LP, 5.55%, 5/15/34	1,859

Principal or Shares	Security Description	Value (000)

1,600,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/30 (a)	$1,722
1,700,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (d)	1,702
1,045,000	Geopark Ltd., 5.50%, 1/17/27 (d)	987
1,450,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	1,454
560,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (a)	536
420,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (a)	412
1,144,000	Kosmos Energy Ltd., 7.75%, 5/01/27 (d)	1,123
1,125,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	1,103
625,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	624
475,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29 (a)(g)	489
700,000	Noble Finance II LLC 144A, 8.00%, 4/15/30 (a)	710
1,750,000	ONEOK Inc., 4.25%, 9/24/27	1,728
1,450,000	ONEOK Inc., 4.75%, 10/15/31	1,417
1,200,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	1,270
1,400,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(d)	1,496
700,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(d)	741
750,000	Petroleos Mexicanos, 4.88%, 2/21/28 EUR (c)(d)	778
1,075,000	Petroleos Mexicanos, 8.75%, 6/02/29	1,090
1,225,000	South Bow USA Infrastructure Holdings LLC 144A, 5.03%, 10/01/29 (a)	1,206
335,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	337
781,000	Vistra Operations Co. LLC 144A, 5.13%, 5/13/25 (a)	781
900,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	983
1,000,000	Western Midstream Operating LP, 5.45%, 11/15/34	976

725,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	705
		31,300
Total Corporate Bond (Cost - $179,852)		180,478
Foreign Government (12%)
525,000	Angolan Government International Bond, 8.00%, 11/26/29 (d)	482
1,250,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	693
1,275,000	Bank Gospodarstwa Krajowego, 5.75%, 7/09/34 (d)	1,289
1,750,000	Bank Gospodarstwa Krajowego 144A, 5.75%, 7/09/34 (a)	1,769
176,000,000	Brazil Letras do Tesouro Nacional, 10.91%, 7/01/25 BRL (c)(e)	28,266
2,350,000	Brazilian Government International Bond, 6.13%, 3/15/34	2,328
1,175,000	Colombia Government International Bond, 7.75%, 11/07/36	1,156
1,310,000	Dominican Republic International Bond, 5.95%, 1/25/27 (d)	1,316
800,000	Dominican Republic International Bond, 7.05%, 2/03/31 (d)	837
1,390,000	Guatemala Government Bond, 4.38%, 6/05/27 (d)	1,339
600,000	Guatemala Government Bond 144A, 6.05%, 8/06/31 (a)	598

Annual Financial Statements and Other Information   49

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	Guatemala Government Bond, 7.05%, 10/04/32 (d)	$1,583
2,995,000	Hungary Government International Bond, 6.13%, 5/22/28 (d)	3,085
250,000	Hungary Government International Bond, 4.25%, 6/16/31 EUR (c)(d)	276
1,950,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (d)	1,939
700,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 EUR (c)(d)	668
625,000	Ivory Coast Government International Bond, 8.25%, 1/30/37 (d)	623
915,000	Nigeria Government International Bond, 6.13%, 9/28/28 (d)	828
675,000	Nigeria Government International Bond, 7.88%, 2/16/32 (d)	607
421,000	Panama Government International Bond, 3.88%, 3/17/28	397
958,000	Panama Government International Bond, 3.16%, 1/23/30	828
1,950,000	Panama Government International Bond, 7.50%, 3/01/31	2,053
120,200,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (c)	5,711
1,950,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	1,843
1,200,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	1,175
400,000	Republic of Uzbekistan International Bond, 5.38%, 2/20/29 (d)	381
900,000	Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (d)	759
1,125,000	Republic of Uzbekistan International Bond, 6.90%, 2/28/32 (d)	1,109
1,625,000	Romanian Government International Bond 144A, 5.13%, 9/24/31 EUR (a)(c)	1,762
1,450,000	Turkiye Government International Bond, 6.50%, 1/03/35	1,379
1,903,230	Zambia Government International Bond, 5.75%, 6/30/33 (d)	1,676
Total Foreign Government (Cost - $70,532)		68,755
Mortgage Backed (20%)
1,600,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.92%, 12/15/35 (a)(b)	1,597
2,290,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.06%, 10/27/64 (a)	2,287
3,000,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 7.77%, 9/15/36 (a)(b)	2,978
2,310,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.214%), 7.02%, 10/15/37 (a)(b)	2,286
1,260,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 7.67%, 10/15/37 (a)(b)	1,243
789,064	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 7.27%, 6/15/38 (a)(b)	786
2,450,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.45%, 2/15/41 (a)(b)	2,460

Principal or Shares	Security Description	Value (000)

700,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 6.85%, 2/15/38 (a)(b)	$571
799,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 3.547%), 8.35%, 12/15/37 (a)(b)	786
14,987,877	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (i)	520
2,227,000	COLT Mortgage Loan Trust 2024-6 144A, 6.00%, 11/25/69 (a)(i)	2,202
2,508,955	Connecticut Avenue Securities Trust 2019- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 9.07%, 9/25/31 (a)(b)	2,663
1,315,008	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.12%, 11/25/39 (a)(b)	1,322
1,900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.62%, 2/25/40 (a)(b)	2,007
2,091,663	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.550%), 6.41%, 10/25/41 (a)(b)	2,100
4,175,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.96%, 10/25/41 (a)(b)	4,291
1,475,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 8.01%, 12/25/41 (a)(b)	1,514
3,763,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 9.36%, 1/25/42 (a)(b)	3,975
800,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 8.36%, 3/25/42 (a)(b)	840
1,184,581	Connecticut Avenue Securities Trust 2022- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.61%, 5/25/42 (a)(b)	1,215
1,005,983	Connecticut Avenue Securities Trust 2022- R07 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.950%), 7.81%, 6/25/42 (a)(b)	1,036
6,101,184	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 4/25/43 (a)(b)	6,209
1,550,078	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.16%, 5/25/43 (a)(b)	1,585
820,014	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 6.56%, 7/25/43 (a)(b)	823

50  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,100,000	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 7.56%, 7/25/43 (a)(b)	$1,139
1,600,000	Connecticut Avenue Securities Trust 2023- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 10/25/43 (a)(b)	1,646
3,000,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.66%, 1/25/44 (a)(b)	3,028
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 7.56%, 1/25/44 (a)(b)	2,754
883,288	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.96%, 2/25/44 (a)(b)	884
1,900,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.66%, 2/25/44 (a)(b)	1,914
2,750,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 2/25/44 (a)(b)	2,814
1,500,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.81%, 3/25/44 (a)(b)	1,514
1,400,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 6.91%, 9/25/44 (a)(b)	1,408
1,425,000	DBGS Mortgage Trust 2018-BIOD 144A, (1 mo. Term Secured Overnight Financing Rate + 2.296%), 7.10%, 5/15/35 (a)(b)	1,406
2,550,000	DBGS Mortgage Trust 2018-BIOD 144A, (1 mo. Term Secured Overnight Financing Rate + 2.796%), 7.60%, 5/15/35 (a)(b)	2,509
2,577,685	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 7.77%, 7/15/38 (a)(b)	2,587
2,888,785	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 8.62%, 7/15/38 (a)(b)	2,906
2,500,000	Fannie Mae Connecticut Avenue Securities 2018-C01, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.664%), 8.52%, 7/25/30 (b)	2,690
4,100,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.26%, 10/25/41 (a)(b)	4,226
925,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.51%, 11/25/41 (a)(b)	961

Principal or Shares	Security Description	Value (000)

1,377,047	Freddie Mac STACR REMIC Trust 2023-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.96%, 3/25/43 (a)(b)	$1,392
1,021,988	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 11/25/43 (a)(b)	1,028
2,374,188	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 11/25/43 (a)(b)	2,403
1,766,135	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 6.11%, 3/25/44 (a)(b)	1,770
2,820,510	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 6.06%, 5/25/44 (a)(b)	2,828
3,700,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.03%, 10/25/44 (a)(b)	3,698
736,940	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 3/25/52 (a)(b)	748
1,268,277	Frost CMBS DAC 2021-1A 144A, (Sterling Overnight Index Average + 2.900%), 7.88%, 11/20/33 GBP (a)(b)(c)	1,618
1,400,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 4.432%), 9.24%, 3/15/41 (a)(b)	1,410
1,500,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.79%, 10/15/41 (a)(b)	1,501
41,264	JP Morgan Mortgage Trust 2017-5 144A, 5.42%, 10/26/48 (a)(i)	42
3,921,753	LCCM 2017-LC26 144A, 1.51%, 7/12/50 (a)(i)	114
1,800,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 6.10%, 5/15/39 (a)(b)	1,752
1,377,214	OBX Trust 2024-NQM13 144A, 5.42%, 6/25/64 (a)	1,368
2,192,880	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	2,193
1,628,343	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	1,610
2,400,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (a)	2,416
848,734	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.32%, 3/15/38 (a)(b)	843
1,900,000	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)	1,911
1,500,000	Verus Securitization Trust 2024-8 144A, 5.99%, 10/25/69 (a)(i)	1,486
4,991,096	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.91%, 8/15/51 (i)	110
Total Mortgage Backed (Cost - $115,065)		113,923

Annual Financial Statements and Other Information   51

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

U.S. Treasury (3%)
17,000,000	U.S. Treasury Bill, 4.69%, 11/19/24 (e)
	(Cost - $16,960)	$16,961
Investment Company (3%)
11,952,183	Payden Cash Reserves Money Market Fund*	11,952
1,615,244	Payden Emerging Markets Local Bond Fund, SI Class*	7,414
Total Investment Company (Cost - $19,520)		19,366
Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $278)		202
Purchase Options (0%)
Total Purchase Options (Cost - $515)		361
Total Investments, Before Written Swaptions and Written Options
(Cost - $591,870) (100%)		581,820
Written Swaptions (0%)
Total Written Swaptions (Cost - $(153))		(114)
Written Options (0%)
Total Written Options (Cost - $(84))		(121)
Total Investments (Cost - $591,633) (100%)		581,585
Liabilities in excess of Other Assets (0%)		(1,057)
Net Assets (100%)		$580,528

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $6,979 and the total market value of the collateral held by the Fund is $7,311. Amounts in 000s.

(h)	Perpetual security with no stated maturity date.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
3 Month SOFR	2,290	$29	$95	12/13/2024	$29	Put
3 Month SOFR	1,891	35	95	12/13/2024	35	Put
S&P Emini	58	297	5750	11/15/2024	297	Put

Total Purchase Options					$361

Written Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P Emini	58	121	5550	11/15/2024	$(121)	Put

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.0%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 43 Index), Pay 0.40%
Quarterly, Receive upon credit default	Citibank, N.A.	$69,400	11/20/2024	$202	Put

Written Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Written Swaptions - (0.0%)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 43 Index), Pay 0.22%
Quarterly, Receive upon credit default	Citibank, N.A.	69,400	11/20/2024	(114)	Put

52  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 5,449	USD 5,908	HSBC Bank USA, N.A.	11/19/2024	$24
USD 4,460	GBP 3,367	Barclays Bank PLC	03/19/2025	120
USD 5,805	CHF 4,885	BNP PARIBAS	11/19/2024	136
USD 4,328	EUR 3,926	BNP PARIBAS	11/19/2024	55
USD 5,759	JPY 855,600	BNP PARIBAS	11/19/2024	114
USD 7,215	BRL 39,800	Citibank, N.A.	11/14/2024	342
USD 2,556	CAD 3,437	Citibank, N.A.	03/19/2025	76
USD 22,455	BRL 126,106	HSBC Bank USA, N.A.	11/14/2024	677
USD 5,768	AUD 8,692	HSBC Bank USA, N.A.	11/19/2024	47
USD 6,094	EUR 5,449	HSBC Bank USA, N.A.	11/19/2024	162
USD 5,775	GBP 4,378	HSBC Bank USA, N.A.	11/19/2024	130
USD 548	EUR 500	HSBC Bank USA, N.A.	03/19/2025	1
USD 2,201	AUD 3,315	State Street Bank & Trust Co.	11/19/2024	19
USD 2,167	MXN 43,500	State Street Bank & Trust Co.	11/19/2024	—
USD 44,256	EUR 39,520	State Street Bank & Trust Co.	03/19/2025	994

				2,897

Liabilities:
AUD 8,481	USD 5,795	HSBC Bank USA, N.A.	11/19/2024	(212)
CHF 4,885	USD 5,722	BNP PARIBAS	11/19/2024	(53)
EUR 6,370	USD 7,051	State Street Bank & Trust Co.	03/19/2025	(78)
GBP 4,378	USD 5,690	BNP PARIBAS	11/19/2024	(45)
JPY 855,600	USD 6,140	BNP PARIBAS	11/19/2024	(495)
USD 5,597	AUD 8,530	BNP PARIBAS	11/19/2024	(18)
USD 5,829	ZAR 103,625	State Street Bank & Trust Co.	11/19/2024	(39)

				(940)

Net Unrealized Appreciation (Depreciation)				$1,957

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Long Gilt Future	146	Dec-24	$17,704	$(1,045)	$(1,045)

Short Contracts:
Euro-Bobl Future	104	Dec-24	(13,366)	55	55
Euro-Bund Future	38	Dec-24	(5,448)	65	65
Euro-Buxl Future	4	Dec-24	(576)	12	12
Euro-Schatz Future	55	Dec-24	(6,374)	17	17
U.S. 10-Year Ultra Future	593	Dec-24	(67,454)	2,373	2,373
U.S. Long Bond Future	33	Dec-24	(3,893)	49	49
U.S. Treasury 10-Year Note Future	49	Dec-24	(5,413)	81	81
U.S. Treasury 2-Year Note Future	54	Dec-24	(11,121)	9	9
U.S. Treasury 5-Year Note Future	1,222	Dec-24	(131,040)	665	665
U.S. Ultra Bond Future	6	Dec-24	(754)	—	—

					3,326

Total Futures					$2,281

Annual Financial Statements and Other Information   53

   Payden Absolute Return Bond Fund continued

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 43 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2029	$18,600	$(1,384)	$(1,349)	$(35)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$6,979
Non-cash Collateral[2]	(6,979)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

54  Payden Mutual Funds

Payden Floating Rate Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (4%)
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	$289
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (c)	647
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (b)	782
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (c)	590
2,140	Santander Drive Auto Receivables Trust 2024-S2 144A, 0.00%, 12/16/28 (b)(c)	396
783,257	Santander Drive Auto Receivables Trust 2024-S1 144A, 8.32%, 3/16/29 (b)	785
29	Santander Drive Auto Receivables Trust 2023- S1, 0.00%,	743
Total Asset Backed (Cost - $4,846)		4,232
Bank Loans(d) (85%)
Automotive (4%)
480,000	American Axle & Manufacturing Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.64%, 12/12/29	482
997,500	Clarios Global LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.500%), 7.19%, 5/06/30	1,001
1,061,250	Driven Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.80%, 12/15/28	1,061
700,000	Tenneco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 10.23%, 11/17/28	670
1,047,375	Wand NewCo 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.91%, 1/30/31	1,049
1,019,875	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.35%, 2/14/31	1,021
		5,284
Basic Industry (5%)
500,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 7.21%, 6/04/29	499
490,000	American Airlines Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.65%, 2/15/28	491
175,000	American Airlines Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.29%, 4/20/28	180
1,014,782	Arsenal Aic Parent LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.94%, 8/18/30	1,019
1,014,900	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.04%, 4/02/29	1,012
845,707	Mauser Packaging Solutions Holding Co. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 8.35%, 4/15/27	849
1,013,640	SCIH Salt Holdings Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.09%, 3/16/27	1,017

Principal or Shares	Security Description	Value (000)

497,503	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.10%, 2/28/31	$499
679,061	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.35%, 3/22/30	681
		6,247
Capital Goods (4%)
663,102	Cimpress PLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.69%, 5/17/28	665
1,047,375	Husky Injection Molding Systems Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 10.33%, 2/15/29	1,050
1,177,907	Madison Iaq LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 7.89%, 6/21/28	1,179
1,258,378	TK Elevator Midco Gmbh Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 3.500%), 8.59%, 4/30/30	1,263
1,000,000	Wilsonart LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.85%, 8/05/31	990
		5,147
Consumer Goods (2%)
641,709	Journey Personal Care Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.05%, 3/01/28	641
597,000	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 4/25/31	602
1,017,450	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.10%, 11/30/30	1,010
		2,253
Energy (12%)
1,000,000	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.45%, 9/30/31	1,001
1,243,731	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	1,247
600,000	Calpine Corp. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 6.69%, 12/16/27	601
1,000,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31	1,004
795,091	CQP Holdco LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 6.85%, 12/31/30	796
930,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	928
615,000	Epic Crude Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.66%, 10/10/31	615

Annual Financial Statements and Other Information   55

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

850,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	$850
985,000	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 8.35%, 8/18/31	989
825,000	NGP XI Midstream Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 8.60%, 7/25/31	826
1,034,250	Par Petroleum LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.33%, 2/28/30	1,034
995,000	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 8/01/29	998
713,821	Talen Energy Supply LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.60%, 5/17/30	716
302,143	Talen Energy Supply LLC Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.60%, 5/17/30	303
405,905	TerraForm Power Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 7.20%, 5/21/29	407
985,000	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.19%, 7/31/31	969
985,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	966
		14,250
Financial Services (7%)
1,458,844	Albion Financing 3 Sarl Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 9.10%, 8/16/29	1,465
1,035,030	AmWINS Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.05%, 2/19/28	1,036
1,050,000	Boost Newco Borrower LLC Term Loan B-1 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 7.10%, 1/31/31	1,054
957,961	Dealer Tire Financial LLC Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 7/02/31	962
1,022,438	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.69%, 2/12/31	1,026
990,031	Greystar Real Estate Partners LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.50%, 8/21/30	994
1,023,435	Naked Juice LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.95%, 1/24/29	773
976,250	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.69%, 7/31/31	975
300,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 11.04%, 11/05/29	299

Principal or Shares	Security Description	Value (000)

579,083	Starwood Property Mortgage LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.04%, 7/24/26	$580
		9,164
Healthcare (9%)
981,250	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 10.19%, 5/04/28	1,001
1,298,428	AthenaHealth Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.94%, 2/15/29	1,296
1,019,700	Bausch & Lomb Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.69%, 9/29/28	1,024
1,000,000	Concentra Health Services Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.94%, 7/26/31	1,004
1,175,544	Embecta Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.69%, 3/30/29	1,144
172,829	Fortrea Holdings Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.49%, 7/01/30	173
997,500	LifePoint Health Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.41%, 5/16/31	999
1,000,000	Medline Borrower LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 6.94%, 10/23/28	1,001
853,096	Owens & Minor Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.54%, 3/29/29	855
1,317,647	Padagis LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.60%, 7/06/28	1,229
1,000,000	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.84%, 5/30/31	1,003
1,044,750	Star Parent Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.35%, 9/27/30	1,025
		11,754
Insurance (4%)
547,250	AssuredPartners Inc. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 2/14/31	549
1,097,456	Asurion LLC Term Loan B8 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.05%, 12/23/26	1,098
350,000	Asurion LLC Term Loan B4 2L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 10.05%, 1/20/29	335
1,055,637	HUB International Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.37%, 6/20/30	1,059
800,000	Truist Insurance Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 5/06/31	802
350,000	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.35%, 5/06/32	355

56  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

995,000	USI Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 7.35%, 9/27/30	$996
		5,194
Leisure (4%)
330,750	Caesars Entertainment Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.44%, 2/06/30	331
289,024	Fertitta Entertainment LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 4.00%, 1/27/29	289
1,031,137	Fertitta Entertainment LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.54%, 1/27/29	1,033
1,458,750	Flynn Restaurant Group LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.05%, 12/01/28	1,466
580,500	MajorDrive Holdings IV LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.87%, 6/01/28	583
1,017,313	Ontario Gaming GTA LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.89%, 8/01/30	1,019
		4,721
Media (8%)
735,573	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.12%, 10/28/27	724
1,109,025	Altice Financing SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.66%, 10/31/27	1,009
1,353,256	Banijay Entertainment SAS Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.20%, 3/01/28	1,358
1,191,000	CNT Holdings I Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.09%, 11/08/27	1,195
485,662	CSC Holdings LLC Term Loan B5 1L, (LIBOR USD 6-Month + 2.500%), 7.17%, 4/15/27	453
204,375	E.W. Scripps Co. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.80%, 1/07/28	192
1,064,068	Gray Television Inc. Term Loan D 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.96%, 12/01/28	1,004
500,896	McGraw-Hill Education Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.60%, 8/01/31	504
1,017,893	MH Sub I LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.94%, 5/03/28	1,013
300,000	MH Sub I LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 10.94%, 2/23/29	295
989,873	Sinclair Television Group Inc. Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.54%, 4/21/29	779
644,901	UPC Financing Partnership Term Loan AX 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 7.84%, 1/31/29	645

Principal or Shares	Security Description	Value (000)

500,000	Virgin Media Bristol LLC Term Loan Y 1L, (3 mo. Term Secured Overnight Financing Rate + 3.175%), 7.72%, 3/31/31	$486
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.15%, 1/31/29	586
		10,243
Retail (8%)
583,333	ABG Intermediate Holdings 2 LLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.60%, 12/21/28	585
1,032,199	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.39%, 4/26/28	1,037
331,558	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.44%, 3/08/30	334
523,688	Harbor Freight Tools USA Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.19%, 6/11/31	512
1,037,732	IRB Holding Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.54%, 12/15/27	1,039
768,000	MIC Glen LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.30%, 7/21/28	770
218,900	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.05%, 7/21/28	221
483,750	Michaels Cos. Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.12%, 4/15/28	369
677,250	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.54%, 2/11/28	674
735,000	S&S Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.50%, 9/19/31	733
920,000	Specialty Building Products Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.54%, 10/15/28	913
1,044,750	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 1/31/31	1,049
1,000,000	Victra Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 9.85%, 3/31/29	1,011
969,437	Whatabrands LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.44%, 8/03/28	970
		10,217
Service (2%)
1,000,285	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.44%, 8/12/28	1,002
1,246,875	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.87%, 7/25/30	1,251
		2,253

Annual Financial Statements and Other Information   57

Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

Technology (7%)
1,000,000	Amentum Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.94%, 9/29/31	$1,001
995,000	BMC Software (Boxer/ Bladelogic) Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.34%, 7/30/31	994
1,234,394	Cloud Software Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.60%, 3/30/29	1,235
1,000,000	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.44%, 6/27/31	1,000
660,000	Instructure Holdings Inc. Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.00%, 9/10/32	671
985,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.89%, 7/02/32	960
850,000	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.10%, 7/01/31	817
1,324,213	Peraton Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.54%, 2/01/28	1,285
300,000	PointClickCare Technologies Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 3.25%, 10/10/31	301
		8,264
Telecommunications (4%)
1,310,000	Frontier Communications Term Loan B 1L, (6 mo. Term Secured Overnight Financing Rate + 3.500%), 8.76%, 7/01/31	1,321
1,111,622	Gogo Intermediate Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.55%, 4/30/28	1,044
994,994	Iridium Satellite LLC Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.94%, 9/20/30	985
1,129,395	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 10.16%, 8/15/28	907
650,000	Zegona Holdco Ltd. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 9.40%, 7/17/29	651
		4,908
Transportation (4%)
183,975	Delta Air Lines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 8.37%, 10/20/27	188
638,529	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.87%, 7/21/28	640
195,270	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 7.87%, 7/21/28	195
614,035	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 1/15/27	618

Principal or Shares	Security Description	Value (000)

1,000,000	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.94%, 9/25/30	$993
985,000	United Air Lines Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 2.00%, 2/22/31	988
995,000	United AirLines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 7.39%, 2/22/31	999
		4,621
Utility (1%)
1,042,138	Conservice Midco LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 5/13/27	1,049
Total Bank Loans (Cost - $105,659)		105,569
Corporate Bond (7%)
700,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (e)(f)	632
500,000	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	106
250,000	Athabasca Oil Corp. 144A, 6.75%, 8/09/29 CAD (a)(b)	181
529,878	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (b)	544
270,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b)	213
650,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	614
600,000	Global Marine Inc., 7.00%, 6/01/28	568
650,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (b)	599
675,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	629
450,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (b)(g)	448
675,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26	639
650,000	Navient Corp., 5.00%, 3/15/27	640
645,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (b)	644
750,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (b)	763
450,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(b)	325
600,000	W&T Offshore Inc. 144A, 11.75%, 2/01/26 (b)	603
Total Corporate Bond (Cost - $8,514)		8,148
Mortgage Backed (1%)
660,448	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.47%, 5/25/28 (e)	691
658,128	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.72%, 5/25/43 (b)(e)	802
Total Mortgage Backed (Cost - $1,319)		1,493
Investment Company (8%)
9,930,161	Payden Cash Reserves Money Market Fund * (Cost - $9,930)	9,930
Total Investments (Cost - $130,268) (105%)		129,372
Liabilities in excess of Other Assets (-5%)		(5,702)
Net Assets (100%)		$123,670

58  Payden Mutual Funds

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(f)	Perpetual security with no stated maturity date.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 815	CAD 1,095	State Street Bank & Trust Co.	03/19/2025	$24

See notes to financial statements.

Annual Financial Statements and Other Information   59

Payden High Income Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (2%)
60	Chase Auto Owner Trust, 0.00%, 6/25/30 (a)	$449
1,600,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (b)(c)	1,155
1,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (c)	1,479
19	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (a)	1,244
2,000,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (c)	2,085
2,287,323	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (c)	2,532
80	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (a)	944
9,580	Santander Drive Auto Receivables Trust 2024-S2 144A, 0.00%, 12/16/28 (a)(c)	1,775
87	Santander Drive Auto Receivables Trust 2023- S1, 0.00%, (a)	2,230
Total Asset Backed (Cost - $14,827)		13,893
Bank Loans(d) (7%)
818,107	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.44%, 8/12/28	819
2,942,280	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.12%, 10/28/27	2,897
2,274,300	Albion Financing 3 Sarl Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 9.10%, 8/16/29	2,285
1,962,500	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 10.19%, 5/04/28	2,002
1,417,500	Caesars Entertainment Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.44%, 2/06/30	1,421
1,975,030	Cloud Software Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.60%, 3/30/29	1,977
900,000	Cloud Software Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.10%, 3/19/31	901
1,985,025	Conservice Midco LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 5/13/27	1,998
606,195	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.85%, 8/02/27	608
1,880,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	1,875
2,235,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	2,234

Principal or Shares	Security Description	Value (000)

1,995,000	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.69%, 2/12/31	$2,003
2,461,874	First Student Bidco Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.70%, 7/21/28	2,468
825,486	Hertz Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.30%, 6/30/28	737
159,583	Hertz Corp. Term Loan C-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.30%, 6/30/28	142
1,678,315	Journey Personal Care Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.05%, 3/01/28	1,676
2,125,000	Leia Finco U.S. LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.89%, 7/02/32	2,071
1,173,543	Mauser Packaging Solutions Holding Co. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 8.35%, 4/15/27	1,179
3,132,190	Medline Borrower LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.44%, 10/23/28	3,139
1,805,000	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.10%, 7/01/31	1,734
2,000,000	Naked Juice LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 6.500%), 10.70%, 1/24/30	1,150
1,700,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 11.04%, 11/05/29	1,697
967,500	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.54%, 2/11/28	963
820,875	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 8/01/29	824
2,470,991	Sinclair Television Group Inc. Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.54%, 4/21/29	1,946
2,120,000	Sotera Health Holdings LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.84%, 5/30/31	2,126
1,473,684	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 1/15/27	1,483
1,990,000	Tacala Investment Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.19%, 1/31/31	1,998
5,380,000	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.94%, 9/25/30	5,340

60  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

985,050	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.35%, 3/22/30	$988
3,900,000	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.35%, 5/06/32	3,960
1,500,000	U.S. Silica Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.19%, 7/31/31	1,475
497,500	United AirLines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 7.39%, 2/22/31	499
3,220,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	3,158
1,990,000	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.35%, 2/14/31	1,992
Total Bank Loans (Cost - $64,283)		63,765
Corporate Bond (85%)
Automotive (4%)
2,215,000	Adient Global Holdings Ltd. 144A, 8.25%, 4/15/31 (c)(e)	2,296
2,500,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (c)	2,221
2,500,000	American Axle & Manufacturing Inc., 6.50%, 4/01/27 (e)	2,494
3,245,000	Aston Martin Capital Holdings Ltd. 144A, 10.00%, 3/31/29 (c)	3,155
4,210,000	Garrett Motion Holdings Inc./Garrett LX I Sarl 144A, 7.75%, 5/31/32 (c)	4,205
1,750,000	Goodyear Tire & Rubber Co., 5.00%, 7/15/29 (e)	1,586
2,750,000	Goodyear Tire & Rubber Co., 5.25%, 7/15/31 (e)	2,420
3,300,000	IHO Verwaltungs GmbH 144A, 7.75%, 11/15/30 (c)	3,303
2,750,000	Jaguar Land Rover Automotive PLC 144A, 5.50%, 7/15/29 (c)	2,686
2,030,000	JB Poindexter & Co. Inc. 144A, 8.75%, 12/15/31 (c)	2,132
2,500,000	Phinia Inc. 144A, 6.63%, 10/15/32 (c)	2,494
4,500,000	Tenneco Inc. 144A, 8.00%, 11/17/28 (c)	4,171
2,650,000	ZF North America Capital Inc. 144A, 7.13%, 4/14/30 (c)	2,667
		35,830
Banking (1%)
3,800,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (f)	3,983
1,750,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.600%), 4.20%, 6/01/32 (c)(f)	1,533
2,165,000	UniCredit SpA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.750%), 5.46%, 6/30/35 (c)(f)	2,090
		7,606
Basic Industry (9%)
2,020,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (c)	2,066
1,300,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (c)	1,357
1,500,000	ARD Finance SA 144A, 6.50%, 6/30/27 (c)	319

Principal or Shares	Security Description	Value (000)

1,870,000	Avient Corp. 144A, 6.25%, 11/01/31 (c)	$1,877
2,000,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (c)(e)	2,050
1,000,000	Bombardier Inc. 144A, 8.75%, 11/15/30 (c)	1,085
3,000,000	Builders FirstSource Inc. 144A, 4.25%, 2/01/32 (c)	2,686
3,000,000	Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (c)	3,001
400,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (c)	401
2,500,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (c)	2,521
2,000,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (c)	1,910
1,980,000	Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (c)	1,950
2,500,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (c)	2,411
2,080,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (c)	2,176
1,475,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.63%, 12/15/30 (c)	1,502
2,000,000	FMG Resources August 2006 Pty Ltd. 144A, 4.38%, 4/01/31 (c)	1,822
1,115,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (c)	1,086
1,500,000	FMG Resources August 2006 Pty Ltd. 144A, 6.13%, 4/15/32 (c)	1,506
2,500,000	H&E Equipment Services Inc. 144A, 3.88%, 12/15/28 (c)	2,311
2,000,000	Hillenbrand Inc., 6.25%, 2/15/29 (e)	2,010
3,250,000	Kaiser Aluminum Corp. 144A, 4.50%, 6/01/31 (c)	2,904
2,175,000	KBR Inc. 144A, 4.75%, 9/30/28 (c)	2,083
1,820,000	Manitowoc Co. Inc. 144A, 9.25%, 10/01/31 (c)	1,850
1,895,000	MasTec Inc. 144A, 6.63%, 8/15/29 (c)	1,895
2,210,000	Mineral Resources Ltd. 144A, 9.25%, 10/01/28 (c)(e)	2,329
3,800,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC 144A, 6.75%, 4/01/32 (c)	3,868
2,350,000	Moog Inc. 144A, 4.25%, 12/15/27 (c)	2,242
750,000	NOVA Chemicals Corp. 144A, 4.25%, 5/15/29 (c)(e)	684
2,000,000	Novelis Sheet Ingot GmbH, 3.38%, 4/15/29 EUR (b)(e)(g)	2,081
2,210,000	Olympus Water U.S. Holding Corp. 144A, 9.75%, 11/15/28 (c)	2,347
2,500,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (c)	2,299
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (c)	965
3,240,000	TransDigm Inc., 4.88%, 5/01/29	3,098
3,450,000	TransDigm Inc. 144A, 6.00%, 1/15/33 (c)	3,422
750,000	TransDigm Inc. 144A, 6.63%, 3/01/32 (c)	764
600,000	TransDigm Inc. 144A, 6.88%, 12/15/30 (c)	616
1,500,000	Tri Pointe Homes Inc., 5.70%, 6/15/28	1,498
2,500,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (c)	2,339
2,050,000	Vallourec SACA 144A, 7.50%, 4/15/32 (c)	2,150
1,720,000	Velocity Vehicle Group LLC 144A, 8.00%, 6/01/29 (c)	1,773
3,000,000	Wilsonart LLC 144A, 11.00%, 8/15/32 (c)	2,961
		80,215
Consumer Goods (4%)
3,000,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (c)	2,925
3,620,000	B&G Foods Inc. 144A, 8.00%, 9/15/28 (c)	3,765

Annual Financial Statements and Other Information   61

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,500,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 4.75%, 1/15/29 (c)	$1,448
730,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (c)	766
5,250,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (c)	5,443
1,200,000	Newell Brands Inc., 6.38%, 5/15/30	1,209
915,000	Newell Brands Inc., 6.88%, 4/01/36	912
1,800,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (c)	1,640
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (c)	842
1,000,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (c)	976
3,250,000	Primo Water Holdings Inc. 144A, 4.38%, 4/30/29 (c)	3,065
2,465,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (c)	2,286
2,175,000	Spectrum Brands Inc. 144A, 3.88%, 3/15/31 (c)	1,915
2,680,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (c)	2,678
1,500,000	Winnebago Industries Inc. 144A, 6.25%, 7/15/28 (c)	1,493
		31,363
Energy (13%)
1,250,000	AltaGas Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.573%), 7.20%, 10/15/54 (c)(f)	1,256
1,156,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27 (c)	1,373
1,044,000	Berry Petroleum Co. LLC 144A, 7.00%, 2/15/26 (c)	1,019
2,439,320	Borr IHC Ltd./Borr Finance LLC 144A, 10.38%, 11/15/30 (c)	2,519
3,500,000	California Resources Corp. 144A, 8.25%, 6/15/29 (c)	3,537
1,800,000	Civitas Resources Inc. 144A, 8.63%, 11/01/30 (c)	1,893
1,500,000	CVR Energy Inc. 144A, 8.50%, 1/15/29 (c)	1,456
2,460,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (c)	2,526
1,815,000	Energy Transfer LP, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.829%), 7.13%, 10/01/54 (f)	1,836
4,115,000	EQM Midstream Partners LP, 6.50%, 7/15/48	4,144
800,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/27 (c)	819
1,100,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/30 (c)	1,184
1,235,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (c)(e)	973
1,302,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (c)	1,229
4,434,000	Global Marine Inc., 7.00%, 6/01/28	4,200
6,322,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (c)	5,830
690,000	Greenfire Resources Ltd. 144A, 12.00%, 10/01/28 (c)	744
1,430,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (c)	1,370
1,025,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (c)	1,006
2,500,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (c)(e)(g)	2,487
1,726,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (c)(e)	1,658

Principal or Shares	Security Description	Value (000)

1,277,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (c)	$1,254
1,000,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (c)	981
6,740,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	6,610
4,545,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (c)	4,538
3,050,000	Noble Finance II LLC 144A, 8.00%, 4/15/30 (c)	3,094
1,000,000	Obsidian Energy Ltd., 11.95%, 7/27/27 CAD (b)(g)	741
4,500,000	OHI Group SA 144A, 13.00%, 7/22/29 (c)	4,450
2,740,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (c)	2,615
1,300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 7.88%, 9/15/30 (c)	1,299
1,125,000	Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (c)	1,112
3,000,000	SEPLAT Energy PLC 144A, 7.75%, 4/01/26 (c)	2,995
2,040,000	Shelf Drilling Holdings Ltd. 144A, 9.63%, 4/15/29 (c)	1,847
3,050,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (b)(c)	2,203
1,240,000	Talos Production Inc. 144A, 9.38%, 2/01/31 (c)	1,278
4,040,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (c)	3,773
2,600,000	Transocean Inc. 144A, 8.25%, 5/15/29 (c)	2,614
2,890,000	Transocean Inc. 144A, 8.50%, 5/15/31 (c)	2,914
1,500,000	Trident Energy Finance PLC 144A, 12.50%, 11/30/29 (c)	1,577
3,400,000	Tullow Oil PLC 144A, 10.25%, 5/15/26 (c)	3,113
2,200,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (c)	2,234
1,980,000	Venture Global LNG Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.440%), 9.00% (c)(f)(h)	1,981
4,875,000	Vital Energy Inc. 144A, 7.88%, 4/15/32 (c)	4,688
4,335,000	W&T Offshore Inc. 144A, 11.75%, 2/01/26 (c)	4,356
2,300,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (c)	2,379
7,145,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (c)	6,948
		114,653
Financial Services (10%)
2,600,000	Aircastle Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.410%), 5.25% (c)(f)(h)	2,562
4,625,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (f)(h)	4,175
1,870,000	Amentum Holdings Inc. 144A, 7.25%, 8/01/32 (c)	1,939
3,165,000	Bread Financial Holdings Inc. 144A, 9.75%, 3/15/29 (c)	3,346
3,300,000	Compass Group Diversified Holdings LLC 144A, 5.25%, 4/15/29 (c)	3,176
2,520,000	Encore Capital Group Inc. 144A, 9.25%, 4/01/29 (c)	2,686
900,000	Fortress Intermediate 3 Inc. 144A, 7.50%, 6/01/31 (c)	937
3,100,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (c)	3,144
4,650,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (c)	4,765
3,925,000	GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (c)	4,058
3,750,000	goeasy Ltd. 144A, 6.88%, 5/15/30 (c)	3,813
1,450,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (c)	1,491

62  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,000,000	Greystar Real Estate Partners LLC 144A, 7.75%, 9/01/30 (c)	$2,098
2,040,000	Hightower Holding LLC 144A, 9.13%, 1/31/30 (c)	2,152
1,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 2/01/29	1,107
2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,865
3,050,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	3,001
1,775,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	1,776
900,000	Jane Street Group/JSG Finance Inc. 144A, 4.50%, 11/15/29 (c)	852
3,650,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (c)	3,641
1,425,000	Jefferson Capital Holdings LLC 144A, 9.50%, 2/15/29 (c)	1,517
3,600,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (c)	3,406
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26 (e)	3,078
2,750,000	Nationstar Mortgage Holdings Inc. 144A, 5.13%, 12/15/30 (c)	2,577
2,700,000	Navient Corp., 5.50%, 3/15/29	2,575
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	881
1,250,000	OneMain Finance Corp., 5.38%, 11/15/29	1,199
350,000	OneMain Finance Corp., 6.63%, 1/15/28	356
1,000,000	OneMain Finance Corp., 7.13%, 11/15/31	1,012
800,000	OneMain Finance Corp., 9.00%, 1/15/29	848
2,500,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (c)	2,334
1,725,000	PennyMac Financial Services Inc. 144A, 7.88%, 12/15/29 (c)	1,808
2,000,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (c)	1,812
1,430,000	PRA Group Inc. 144A, 8.88%, 1/31/30 (c)	1,485
1,500,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 3.88%, 3/01/31 (c)	1,337
2,810,000	Synchrony Financial, 7.25%, 2/02/33	2,879
		81,688
Healthcare (6%)
4,220,000	Bausch & Lomb Corp. 144A, 8.38%, 10/01/28 (c)	4,433
800,000	Bausch Health Cos. Inc. 144A, 4.88%, 6/01/28 (c)	619
2,050,000	Bausch Health Cos. Inc. 144A, 6.13%, 2/01/27 (c)	1,853
1,720,000	BellRing Brands Inc. 144A, 7.00%, 3/15/30 (c)	1,792
2,200,000	CHS/Community Health Systems Inc. 144A, 5.25%, 5/15/30 (c)	1,922
2,500,000	CHS/Community Health Systems Inc. 144A, 8.00%, 12/15/27 (c)	2,498
2,990,000	DaVita Inc. 144A, 3.75%, 2/15/31 (c)	2,602
3,070,000	Fortrea Holdings Inc. 144A, 7.50%, 7/01/30 (c)	3,023
1,710,000	LifePoint Health Inc. 144A, 9.88%, 8/15/30 (c)	1,873
2,175,000	Molina Healthcare Inc. 144A, 3.88%, 11/15/30 (c)	1,971
3,500,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 2.88%, 4/30/28 EUR (b)(g)	3,682
1,000,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 5.13%, 4/30/31 (c)(e)	913
1,850,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (c)	1,912

Principal or Shares	Security Description	Value (000)

3,500,000	Owens & Minor Inc. 144A, 6.63%, 4/01/30 (c)(e)	$3,343
2,400,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (c)	2,141
5,060,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (c)	5,146
3,000,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (c)	3,124
2,575,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (c)	2,647
3,250,000	Tenet Healthcare Corp., 4.38%, 1/15/30	3,049
3,000,000	Tenet Healthcare Corp., 6.13%, 10/01/28	3,000
		51,543
Insurance (2%)
3,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (c)	2,991
2,575,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (c)	2,595
1,750,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (f)	1,781
5,000,000	Enstar Finance LLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (f)	4,696
1,500,000	Ryan Specialty LLC 144A, 5.88%, 8/01/32 (c)	1,496
1,500,000	USI Inc. 144A, 7.50%, 1/15/32 (c)	1,532
		15,091
Leisure (3%)
1,430,000	Amer Sports Co. 144A, 6.75%, 2/16/31 (c)(e)	1,454
1,000,000	Carnival Corp. 144A, 5.75%, 3/01/27 (c)	1,003
2,000,000	Carnival Corp. 144A, 6.00%, 5/01/29 (c)	2,005
2,500,000	Churchill Downs Inc. 144A, 5.75%, 4/01/30 (c)	2,463
2,500,000	Cinemark USA Inc. 144A, 5.25%, 7/15/28 (c)	2,456
1,625,000	Cinemark USA Inc. 144A, 7.00%, 8/01/32 (c)	1,667
2,500,000	Hilton Domestic Operating Co. Inc. 144A, 5.88%, 3/15/33 (c)	2,507
1,350,000	Light & Wonder International Inc. 144A, 7.50%, 9/01/31 (c)	1,396
2,680,000	MGM Resorts International, 6.50%, 4/15/32	2,682
1,300,000	NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (c)	1,299
510,000	Royal Caribbean Cruises Ltd. 144A, 5.38%, 7/15/27 (c)	509
1,000,000	Royal Caribbean Cruises Ltd. 144A, 5.50%, 8/31/26 (c)	1,002
900,000	Royal Caribbean Cruises Ltd. 144A, 5.50%, 4/01/28 (c)	900
1,740,000	Sabre GLBL Inc. 144A, 11.25%, 12/15/27 (c)	1,794
2,775,000	Travel + Leisure Co. 144A, 4.50%, 12/01/29 (c)	2,594
2,025,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 144A, 7.13%, 2/15/31 (c)	2,132
		27,863
Media (6%)
770,000	AMC Networks Inc., 4.25%, 2/15/29 (e)	532
2,200,000	AMC Networks Inc. 144A, 10.25%, 1/15/29 (c)	2,268
3,670,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (c)	3,188
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 1/15/34 (b)(c)	800
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (c)	1,341
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	852
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 6/01/33 (c)	1,665
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (c)	2,504

Annual Financial Statements and Other Information   63

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 2/01/32 (c)	$1,731
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (c)	2,436
3,190,000	Cogent Communications Group LLC 144A, 7.00%, 6/15/27 (c)	3,227
250,000	Directv Financing LLC 144A, 8.88%, 2/01/30 (c)	247
790,000	Directv Financing LLC/Directv Financing Co.- Obligor Inc. 144A, 5.88%, 8/15/27 (c)	762
2,520,000	EquipmentShare.com Inc. 144A, 9.00%, 5/15/28 (c)	2,609
1,000,000	Gray Television Inc. 144A, 5.38%, 11/15/31 (c)	604
1,110,000	Gray Television Inc. 144A, 10.50%, 7/15/29 (c)	1,154
2,500,000	Lamar Media Corp., 4.88%, 1/15/29	2,435
1,300,000	Match Group Holdings II LLC 144A, 3.63%, 10/01/31 (c)	1,140
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (c)	1,444
2,740,000	McGraw-Hill Education Inc. 144A, 8.00%, 8/01/29 (c)	2,761
2,240,000	News Corp. 144A, 5.13%, 2/15/32 (c)	2,149
3,450,000	Nexstar Media Inc. 144A, 4.75%, 11/01/28 (c)(e)	3,246
1,800,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 144A, 7.38%, 2/15/31 (c)	1,903
3,540,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (c)	3,835
4,500,000	Sirius XM Radio Inc. 144A, 3.88%, 9/01/31 (c)	3,870
4,400,000	Univision Communications Inc. 144A, 7.38%, 6/30/30 (c)	4,229
575,000	Virgin Media Secured Finance PLC 144A, 4.50%, 8/15/30 (c)	504
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (c)	1,420
		54,856
Real Estate (4%)
1,360,000	Brandywine Operating Partnership LP, 8.88%, 4/12/29	1,475
4,000,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (c)	3,856
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (c)	1,473
1,000,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	918
2,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.75%, 6/15/29 (c)	2,384
2,500,000	MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25 EUR (b)(e)	2,647
1,500,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29 (e)	1,168
3,120,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer 144A, 7.00%, 2/01/30 (c)	3,198
1,535,000	Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,689
2,000,000	Service Properties Trust, 5.50%, 12/15/27	1,896
1,150,000	Service Properties Trust, 8.88%, 6/15/32	1,070
1,780,000	Star Holding LLC 144A, 8.75%, 8/01/31 (c)	1,695
2,250,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 4.75%, 4/15/28 (c)	2,070
1,430,000	Uniti Group LP/Uniti Group Finance 2019 Inc./ CSL Capital LLC 144A, 10.50%, 2/15/28 (c)	1,525
2,750,000	XHR LP 144A, 4.88%, 6/01/29 (c)	2,584
		29,648
Retail (7%)
2,850,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (c)	2,577

Principal or Shares	Security Description	Value (000)

3,700,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.63%, 9/15/29 (c)	$3,695
2,500,000	Arko Corp. 144A, 5.13%, 11/15/29 (c)(e)	2,306
2,000,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (c)	1,874
2,750,000	Asbury Automotive Group Inc. 144A, 5.00%, 2/15/32 (c)	2,535
1,000,000	Bath & Body Works Inc. 144A, 6.63%, 10/01/30 (c)	1,002
2,500,000	Bath & Body Works Inc., 6.88%, 11/01/35	2,541
2,230,000	Cougar JV Subsidiary LLC 144A, 8.00%, 5/15/32 (c)	2,333
2,000,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (c)	1,975
4,150,000	Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%, 4/26/28 (c)	4,371
1,950,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (c)	1,775
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (c)	1,896
1,750,000	FirstCash Inc. 144A, 5.63%, 1/01/30 (c)	1,701
2,740,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (c)	2,575
3,720,000	Hanesbrands Inc. 144A, 9.00%, 2/15/31 (c)(e)	3,989
1,820,000	LCM Investments Holdings II LLC 144A, 8.25%, 8/01/31 (c)	1,902
525,000	Macy’s Retail Holdings LLC, 4.30%, 2/15/43	363
1,450,000	Macy’s Retail Holdings LLC 144A, 5.88%, 3/15/30 (c)(e)	1,404
915,000	Nordstrom Inc., 5.00%, 1/15/44	690
1,815,000	PetSmart Inc./PetSmart Finance Corp. 144A, 4.75%, 2/15/28 (c)	1,727
1,400,000	QVC Inc. 144A, 6.88%, 4/15/29 (c)(e)	1,207
2,200,000	Raising Cane’s Restaurants LLC 144A, 9.38%, 5/01/29 (c)	2,367
3,000,000	Sally Holdings LLC/Sally Capital Inc., 6.75%, 3/01/32 (e)	3,040
2,800,000	Sonic Automotive Inc. 144A, 4.88%, 11/15/31 (c)	2,520
4,150,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (c)	4,435
2,505,000	Victra Holdings LLC/Victra Finance Corp. 144A, 8.75%, 9/15/29 (c)	2,618
750,000	Walgreens Boots Alliance Inc., 4.10%, 4/15/50 (e)	485
750,000	Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (e)	553
2,230,000	Yum! Brands Inc., 5.38%, 4/01/32	2,173
		62,629
Service (4%)
2,150,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (c)	2,012
2,125,000	Albion Financing 1 Sarl/Aggreko Holdings Inc. 144A, 6.13%, 10/15/26 (c)	2,128
1,610,000	Alta Equipment Group Inc. 144A, 9.00%, 6/01/29 (c)	1,431
2,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.00%, 2/15/31 (c)(e)	2,046
1,525,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.25%, 1/15/30 (c)(e)	1,559
2,000,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (c)	1,830
2,315,000	Cimpress PLC 144A, 7.38%, 9/15/32 (c)	2,282
2,000,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (c)	1,899

64  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,350,000	Neptune Bidco U.S. Inc. 144A, 9.29%, 4/15/29 (c)	$2,198
2,300,000	Prime Security Services Borrower LLC/Prime Finance Inc. 144A, 6.25%, 1/15/28 (c)	2,300
2,445,000	PROG Holdings Inc. 144A, 6.00%, 11/15/29 (c)	2,366
2,370,000	Reworld Holding Corp. 144A, 4.88%, 12/01/29 (c)	2,216
2,000,000	United Rentals North America Inc., 3.88%, 2/15/31	1,816
1,225,000	Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (c)	1,267
2,375,000	WASH Multifamily Acquisition Inc. 144A, 5.75%, 4/15/26 (c)	2,372
1,145,000	Williams Scotsman Inc. 144A, 6.63%, 6/15/29 (c)	1,163
1,120,000	Williams Scotsman Inc. 144A, 7.38%, 10/01/31 (c)	1,161
		32,046
Technology (2%)
2,650,000	ams-OSRAM AG 144A, 12.25%, 3/30/29 (c)	2,755
2,320,000	Cloud Software Group Inc. 144A, 8.25%, 6/30/32 (c)	2,386
750,000	Cloud Software Group Inc. 144A, 9.00%, 9/30/29 (c)	751
2,750,000	Consensus Cloud Solutions Inc. 144A, 6.50%, 10/15/28 (c)(e)	2,727
2,295,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (c)	2,332
1,500,000	Rocket Software Inc. 144A, 9.00%, 11/28/28 (c)	1,565
1,880,000	Xerox Holdings Corp. 144A, 5.50%, 8/15/28 (c)	1,543
2,000,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (c)	1,824
		15,883
Telecommunications (3%)
1,460,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (c)	1,368
1,500,000	Altice France SA 144A, 5.13%, 7/15/29 (c)	1,124
2,065,000	C&W Senior Finance Ltd. 144A, 6.88%, 9/15/27 (c)	2,046
2,500,000	Frontier Communications Holdings LLC 144A, 5.88%, 10/15/27 (c)	2,496
1,250,000	Frontier Communications Holdings LLC 144A, 6.00%, 1/15/30 (c)	1,225
2,500,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (c)	2,309
700,000	Level 3 Financing Inc. 144A, 10.50%, 4/15/29 (c)	783
1,650,000	Level 3 Financing Inc. 144A, 10.50%, 5/15/30 (c)	1,813
1,000,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (c)	903
2,568,000	Optics Bidco SpA 2033 144A, 6.38%, 11/15/33 (c)	2,601
2,165,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (c)	2,178
4,250,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (c)	4,046
432,000	Telecom Italia Capital SA, 6.38%, 11/15/33	437
3,270,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (c)	2,824
2,230,000	Zegona Finance PLC 144A, 8.63%, 7/15/29 (c)	2,361
		28,514
Transportation (2%)
760,000	American Airlines Inc. 144A, 7.25%, 2/15/28 (c)	773

Principal or Shares	Security Description	Value (000)

2,475,000	American Airlines Inc. 144A, 8.50%, 5/15/29 (c)	$2,603
3,000,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (c)	2,973
830,000	First Student Bidco Inc./First Transit Parent Inc. 144A, 4.00%, 7/31/29 (c)	765
1,850,000	Fortress Transportation and Infrastructure Investors LLC 144A, 5.50%, 5/01/28 (c)	1,815
2,075,000	Fortress Transportation and Infrastructure Investors LLC 144A, 7.00%, 6/15/32 (c)	2,130
1,500,000	Fortress Transportation and Infrastructure Investors LLC 144A, 7.88%, 12/01/30 (c)	1,582
1,250,000	JetBlue Airways Corp./JetBlue Loyalty LP 144A, 9.88%, 9/20/31 (c)	1,300
1,500,000	United Airlines Inc. 144A, 4.63%, 4/15/29 (c)	1,437
2,635,000	XPO Inc. 144A, 7.13%, 2/01/32 (c)	2,740
		18,118
Utility (5%)
2,100,000	Alpha Generation LLC 144A, 6.75%, 10/15/32 (c)	2,131
3,760,000	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 144A, 6.38%, 2/15/32 (c)	3,736
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (c)	482
1,750,000	Calpine Corp. 144A, 4.63%, 2/01/29 (c)	1,661
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (c)	978
2,500,000	Clearway Energy Operating LLC 144A, 4.75%, 3/15/28 (c)	2,427
1,500,000	Dominion Energy Inc. A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.386%), 6.88%, 2/01/55 (f)	1,571
3,000,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 EUR (b)(g)	3,085
3,060,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (c)	3,068
2,700,000	Lightning Power LLC 144A, 7.25%, 8/15/32 (c)	2,811
4,400,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29 (c)	4,530
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (c)	2,282
1,880,000	NRG Energy Inc. 144A, 6.25%, 11/01/34 (c)	1,879
1,500,000	PG&E Corp., 5.00%, 7/01/28	1,464
2,265,000	Talen Energy Supply LLC 144A, 8.63%, 6/01/30 (c)	2,445
3,600,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (c)	3,981
1,450,000	Venture Global LNG Inc. 144A, 9.88%, 2/01/32 (c)	1,584
450,000	Vistra Operations Co. LLC 144A, 6.88%, 4/15/32 (c)	466
2,250,000	Vistra Operations Co. LLC 144A, 7.75%, 10/15/31 (c)	2,379
		42,960
Total Corporate Bond (Cost - $729,445)		730,506
Mortgage Backed (1%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 14.22%, 11/25/39 (c)(f)	4,550
1,786,348	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.72%, 5/25/43 (c)(f)	2,176

Annual Financial Statements and Other Information   65

Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,550,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.47%, 2/25/47 (c)(f)	$1,896
Total Mortgage Backed (Cost - $7,437)		8,622
Stocks (0%)
Common Stock (0%)
34,000	APA Corp.	803
17,500	Canadian Natural Resources Ltd.	595
21,000	Devon Energy Corp.	812
16,500	Matador Resources Co.	860
21,500	Ovintiv Inc.	843
11,900	Strathcona Resources Ltd.(b)	235
Total Stocks (Cost - $4,451)		4,148
Investment Company (10%)
82,832,925	Payden Cash Reserves Money Market Fund * (Cost - $82,833)	82,833

Total Investments (Cost - $903,276) (105%)		903,767
Liabilities in excess of Other Assets (-5%)		(43,034)
Net Assets (100%)		$860,733

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $37,096 and the total market value of the collateral held by the Fund is $38,734. Amounts in 000s.

(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 4,604	USD	5,018	State Street Bank & Trust Co.	03/19/2025	$22
USD 6,182	CAD	8,329	State Street Bank & Trust Co.	03/19/2025	171
USD 16,901	EUR	15,091	State Street Bank & Trust Co.	03/19/2025	382

					575

Liabilities:
CAD 923	USD	673	State Street Bank & Trust Co.	03/19/2025	(7)

Net Unrealized Appreciation (Depreciation)					$568

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	285	Dec-24	$31,484	$(1,062)	$(1,062)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually, Receive Variable 3.729% (ESTRON) Annually	03/24/2025	EUR 2,500	$21	$—	$21
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay Variable 5.318% (SOFRRATE) Annually	03/24/2025	USD 2,550	(16)	—	(16)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually, Receive Variable 3.784% (ESTRON) Annually	02/01/2026	EUR 1,000	5	—	5

66  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay Variable 5.353% (SOFRRATE) Annually	02/01/2026	USD 1,030	(7)	1	(8)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually, Receive Variable 3.679% (ESTRON) Annually	04/30/2028	EUR 3,500	(41)	4	(45)
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay Variable 5.285% (SOFRRATE) Annually	04/30/2028	USD 3,630	(9)	2	(11)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 3.575% (ESTRON) Annually	06/30/2029	EUR 3,000	(60)	3	(63)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 3.700% (ESTRON) Annually	04/15/2029	EUR 2,000	(33)	—	(33)
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay Variable 5.211% (SOFRRATE) Annually	06/30/2029	USD 3,130	(3)	2	(5)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 5.298% (SOFRRATE) Annually	04/15/2029	USD 2,080	(8)	—	(8)

			$(151)	$12	$(163)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$37,096
Non-cash Collateral[2]	(37,096)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information   67

Payden California Municipal Social Impact Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

General Obligation (50%)
645,000	Abag Finance Authority for Nonprofit Corps A, 5.00%, 9/02/26	$646
100,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/28 BAM (a)	100
250,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/32 BAM (a)	250
1,390,000	Beverly Hills Unified School District CA A, 3.00%, 8/01/39	1,255
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	309
625,000	California Community Choice Financing Authority A-1, 4.00%, 5/01/53 (b)	630
2,190,000	California Community Choice Financing Authority, 5.00%, 7/01/53 (b)	2,328
1,680,000	California Community Choice Financing Authority, 5.00%, 5/01/54 (b)	1,810
1,400,000	California Community Choice Financing Authority C, 5.00%, 8/01/55 (b)	1,496
1,600,000	California Community Choice Financing Authority, 5.50%, 10/01/54 (b)	1,758
375,000	California Earthquake Authority A, 5.60%, 7/01/27	378
1,000,000	California Infrastructure & Economic Development Bank A, 3.25%, 8/01/29	1,006
385,000	California State Public Works Board C, 5.25%, 10/01/33	386
1,460,000	California State Public Works Board G2, 8.36%, 10/01/34	1,747
1,580,000	City & County of San Francisco CA C, 3.00%, 6/15/33	1,515
1,000,000	City of Los Angeles CA, 5.00%, 6/26/25	1,012
2,270,000	Contra Costa Community College District, 6.50%, 8/01/34	2,436
130,000	Coronado Community Development Agency Successor Agency A, 5.00%, 9/01/33	132
1,000,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/36	1,047
1,125,000	Fontana Unified School District, 3.00%, 8/01/40 BAM-TCRS (a)	987
1,025,000	Grossmont Union High School District, 4.00%, 8/01/33	1,029
1,095,000	Hartnell Community College District B, 3.00%, 8/01/45	906
750,000	Hartnell Community College District A, 13.75%, 8/01/36 (c)	450
1,000,000	Irvine Unified School District, 5.00%, 9/01/38 BAM (a)	1,152
1,500,000	Jefferson Union High School District B, 5.00%, 8/01/43	1,664
1,000,000	Jefferson Union High School District B, 5.00%, 8/01/44	1,103
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	515
8,925,000	Los Angeles County Public Works Financing Authority D, 5.00%, 12/01/45	9,067

Principal or Shares	Security Description	Value (000)

1,790,000	Los Angeles County Public Works Financing Authority, 7.49%, 8/01/33	$1,958
1,050,000	Los Angeles Unified School District A, 5.00%, 7/01/32	1,223
1,200,000	Los Angeles Unified School District QRR, 5.00%, 7/01/41	1,379
1,000,000	Los Angeles Unified School District, 5.00%, 7/01/43	1,123
2,500,000	Los Angeles Unified School District QRR, 5.00%, 7/01/44	2,819
2,000,000	Los Angeles Unified School District QRR, 5.25%, 7/01/47	2,234
2,475,000	Los Angeles Unified School District, 5.25%, 7/01/48	2,782
500,000	Municipal Improvement Corp. of Los Angeles B, 5.00%, 11/01/31	519
1,500,000	Nuveen, CA Free Quality Municipal Income Fund, AMT A 144A, 3.69%, 10/01/47 (b)(d)	1,500
1,000,000	Palo Alto Unified School District, 3.25%, 8/01/42	944
1,275,000	Panama-Buena Vista Union School District, 3.00%, 8/01/35	1,284
1,500,000	Peralta Community College District D, 4.00%, 8/01/39	1,479
4,685,000	Sacramento Area Flood Control Agency, 5.00%, 10/01/47	4,766
3,075,000	San Bernardino Community College District B, 5.00%, 8/01/42	3,382
550,000	San Diego Public Facilities Financing Authority B, 5.00%, 10/15/32	559
1,400,000	San Diego Unified School District F2, 5.00%, 7/01/42	1,556
200,000	Simi Valley Public Financing Authority A, 5.00%, 10/01/29	200
2,560,000	Southwestern Community College District D, 3.00%, 8/01/41	2,243
1,500,000	State Center Community College District B, 3.00%, 8/01/39	1,387
1,850,000	State of California, 4.00%, 8/01/34	1,981
1,000,000	State of California CU, 4.85%, 12/01/46	1,070
435,000	State of California, 5.00%, 3/01/45	437
3,700,000	State of California, 5.00%, 8/01/46	3,818
1,400,000	State of California, 5.00%, 10/01/47	1,425
1,000,000	State of California, 5.25%, 8/01/44	1,137
45,000	Temecula Valley Unified School District D, 3.00%, 8/01/44	37
350,000	Union City Community Redevelopment Agency Successor Agency A, 5.00%, 10/01/35	355
Total General Obligation (Cost - $79,240)		80,711
Revenue (44%)
Airport/Port (4%)
2,000,000	City of Los Angeles Department of Airports,
	AMT, 5.00%, 5/15/29	2,129
1,200,000	City of Los Angeles Department of Airports B,
	AMT, 5.00%, 5/15/33	1,264
2,000,000	City of Los Angeles Department of Airports,
	AMT, 5.50%, 5/15/38	2,232

68  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

400,000	City of Palm Springs CA Passenger Facility Charge Revenue, AMT, 5.00%, 6/01/26 BAM (a)	$404
		6,029
Education (3%)
1,000,000	California Educational Facilities Authority A, 5.25%, 10/01/44	1,055
1,250,000	California Infrastructure & Economic Development Bank, 4.00%, 11/01/51	1,173
1,875,000	California School Cash Reserve Program Authority A, 5.00%, 6/30/25	1,900
750,000	California State University B3, 3.13%, 11/01/51 (b)	749
235,000	Oxnard School District, 5.00%, 8/01/45 BAM (a)(b)	239
		5,116
Facilities (1%)
1,125,000	Abag Finance Authority for Nonprofit Corps., 4.20%, 12/01/30 (b)	1,125
Healthcare (7%)
710,000	California Health Facilities Financing Authority A, 5.00%, 11/15/27	710
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	524
440,000	California Health Facilities Financing Authority A, 5.00%, 8/15/32	454
1,000,000	California Health Facilities Financing Authority A, 5.00%, 11/15/32	1,001
1,015,000	California Health Facilities Financing Authority, 5.00%, 10/01/39 (b)	1,058
705,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	707
750,000	California Health Facilities Financing Authority A, 5.25%, 12/01/42	816
1,000,000	California Health Facilities Financing Authority A, 5.25%, 12/01/43	1,083
1,000,000	California Health Facilities Financing Authority A, 5.25%, 12/01/44	1,078
1,000,000	California Health Facilities Financing Authority A, 5.25%, 12/01/49	1,091
750,000	California Municipal Finance Authority A, AMT, 4.38%, 9/01/53 (b)	734
325,000	California Municipal Finance Authority B, 5.00%, 5/15/37 (a)	334
1,500,000	California Statewide Communities Development Authority B, 3.05%, 8/15/47 (b)	1,500
		11,090
Housing (9%)
2,974,485	California Housing Finance Agency K, 3.75%, 12/01/33 (a)	2,910
767,048	California Housing Finance Agency 2021, 3.75%, 3/25/35 (a)	753
1,360,000	California Housing Finance Agency V, 5.00%, 5/01/54 (b)	1,394
2,458,000	California Municipal Finance Authority A, 2.65%, 3/01/40 (a)	1,976
974,402	California Statewide Communities Development Authority C, 2.00%, 7/01/38 (a)	728
1,000,000	California Statewide Communities Development Authority, 5.00%, 11/01/39 (a)	1,104
3,246,316	City & County of San Francisco CA J, 2.55%, 7/01/39 (a)	2,599

Principal or Shares	Security Description	Value (000)

2,506,214	Freddie Mac Multifamily ML Certificates, 2.25%, 9/25/37	$2,061
2,000,000	Sacramento County Housing Authority D, 3.30%, 5/15/31 (b)	2,000
		15,525
Industrial Development/Pollution Control (1%)
370,000	Emeryville Redevelopment Agency Successor Agency A, 5.00%, 9/01/25 AGM (a)	371
710,000	Golden State Tobacco Securitization Corp., B, 3.00%, 6/01/46 (a)	653
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	300
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	390
		1,714
Pollution Control (1%)
1,500,000	Western Placer Waste Management Authority, 4.00%, 6/01/42	1,547
Power (2%)
1,725,000	Los Angeles Department of Water & Power A, 5.00%, 7/01/35	1,730
1,020,000	Los Angeles Department of Water & Power A, 5.00%, 7/01/35	1,023
820,000	Sacramento Municipal Utility District D, 5.00%, 8/15/49 (b)	899
		3,652
Transportation (5%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	668
750,000	City of Long Beach CA Harbor Revenue A, AMT, 5.00%, 5/15/28	779
835,000	Port of Los Angeles A, AMT, 5.00%, 8/01/29	836
1,000,000	Port of Los Angeles B1, 5.00%, 8/01/41	1,142
4,590,000	San Diego County Regional Transportation Commission A, 5.00%, 4/01/48	4,680
		8,105
Water & Sewer (11%)
2,700,000	City of Modesto CA Water Revenue A, 2.75%, 10/01/36 AGM (a)(b)	2,700
1,900,000	Irvine Ranch Water District Water Service Corp. A1, 3.35%, 10/01/37 (b)	1,900
4,100,000	Los Angeles Department of Water & Power Water System Revenue A2, 3.18%, 7/01/45 (b)	4,100
2,390,000	Metropolitan Water District of Southern California 2, 4.86%, 7/01/46 (b)	2,390
2,000,000	Metropolitan Water District of Southern California 3, 5.00%, 7/01/37 (b)	2,247
1,450,000	Rancho Water District Financing Authority A, 3.00%, 8/01/40	1,308
2,470,000	San Diego Public Facilities Financing Authority A, 5.00%, 10/15/44	2,501
100,000	San Diego Public Facilities Financing Authority Water Revenue A, 5.00%, 8/01/32	103
		17,249
Total Revenue (Cost - $70,911)		71,152
U.S. Treasury (7%)
10,040,000	U.S. Treasury Note, 4.13%, 3/31/29	10,025
1,000,000	U.S. Treasury Note, 4.63%, 10/15/26	1,009
Total U.S. Treasury (Cost - $10,841)		11,034

Annual Financial Statements and Other Information   69

Payden California Municipal Social Impact Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
2,437,210	Payden Cash Reserves Money Market Fund* (Cost $2,437)	$2,437
Total Investments (Cost - $163,429) (102%)		165,334
Liabilities in excess of Other Assets (-2%)		(2,823)
Net Assets (100%)		$162,511

*	Affiliated investment.
(a)	Payment of principal and/or interest is insured against default by a monoline insurer.
(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)	Yield to maturity at time of purchase.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	86	Dec-24	$17,711	$(99)	$(99)

See notes to financial statements.

70  Payden Mutual Funds

Payden Global Low Duration Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Bonds (94%)
Bermuda (USD) (0%)
22,581	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.46%, 4/25/34 (a)(b)	$22
Canada (USD) (11%)
345,000	Bank of Montreal f2f, (U.S. Secured Overnight Financing Rate + 0.880%), 4.57%, 9/10/27 (b)	344
225,000	Bank of Montreal, 5.27%, 12/11/26	228
230,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 1.000%), 4.40%, 9/08/28 (b)	228
700,000	Canadian Imperial Bank of Commerce 144A, 4.41%, 6/08/28 (a)(c)	700
235,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.930%), 4.51%, 9/11/27 (b)	234
225,000	Canadian Imperial Bank of Commerce, 5.24%, 6/28/27	228
600,000	CDP Financial Inc. 144A, (Secured Overnight Financing Rate + 0.400%), 5.47%, 5/19/25 (a) (b)	601
300,000	CPPIB Capital Inc. 144A, 3.75%, 10/08/27 (a)	295
750,000	Export Development Canada, 3.38%, 8/26/25	744
250,000	National Bank of Canada, (U.S. Secured Overnight Financing Rate + 1.036%), 5.60%, 7/02/27 (b)	253
500,000	PSP Capital Inc. 144A, 3.50%, 6/29/27 (a)	490
235,000	Rogers Communications Inc., 3.20%, 3/15/27	227
195,000	Royal Bank of Canada, (Secured Overnight Financing Rate + 0.860%), 4.52%, 10/18/28 (b)	194
		4,766
Cayman Islands (USD) (5%)
250,000	ARES Loan Funding III Ltd. 2022-ALF3A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.90%, 7/25/36 (a)(b)	250
207,472	Bain Capital Credit CLO 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.080%), 5.70%, 7/19/31 (a)(b)	208
250,000	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.70%, 12/15/39 (a)(b)	250
222,545	KKR CLO Ltd. 15 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 5.73%, 1/18/32 (a)(b)	223
332,641	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 6.22%, 7/15/36 (a)(b)	332
250,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.55%, 10/17/30 (a)(b)	250
250,000	Palmer Square Loan Funding Ltd. 2024- 1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.050%), 6.16%, 10/15/32 (a)(b)	250
250,000	Suci Second Investment Co., 6.00%, 10/25/28 (d)	260
50,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	50
		2,073

Principal or Shares	Security Description	Value (000)

Chile (USD) (0%)
250,000	Chile Government International Bond, 2.75%, 1/31/27	$239
Denmark (USD) (0%)
235,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.730%), 1.55%, 9/10/27 (a)(b)	222
France (USD) (5%)
355,000	Banque Federative du Credit Mutuel SA 144A, 4.94%, 1/26/26 (a)	356
200,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	202
250,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	252
395,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a) (b)	399
300,000	Caisse d’Amortissement de la Dette Sociale 144A, 3.75%, 9/12/27 (a)	296
400,000	Caisse d’Amortissement de la Dette Sociale 144A, 4.25%, 1/24/27 (a)	399
350,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (a)	355
		2,259
Ireland (USD) (1%)
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	154
200,000	Icon Investments Six DAC, 5.81%, 5/08/27	204
		358
Japan (USD) (2%)
340,000	Sumitomo Mitsui Financial Group Inc., 5.88%, 7/13/26	347
345,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 5.65%, 3/09/26 (a)	349
		696
Jersey (USD) (1%)
500,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.87%, 10/15/37 (a)(b)	500
250,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.280%), 5.91%, 10/23/36 (a)(b)	250
		750
Malaysia (USD) (1%)
250,000	Petronas Capital Ltd., 3.50%, 3/18/25 (d)	248
Netherlands (USD) (1%)
200,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	205
200,000	Enel Finance International NV 144A, 5.13%, 6/26/29 (a)	201
		406
Norway (USD) (0%)
200,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	212
Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (a)	215

Annual Financial Statements and Other Information   71

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

Philippines (USD) (1%)
560,000	Asian Development Bank, 4.25%, 1/09/26	$559
Poland (USD) (1%)
250,000	Bank Gospodarstwa Krajowego, 6.25%, 10/31/28 (d)	262
Qatar (USD) (1%)
250,000	QatarEnergy, 1.38%, 9/12/26 (d)	236
Saudi Arabia (USD) (0%)
250,000	Saudi Government International Bond, 2.90%, 10/22/25 (d)	246
Spain (USD) (0%)
200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.37%, 7/15/28 (b)	202
Sweden (USD) (3%)
220,000	Kommuninvest I Sverige AB 144A, 4.25%, 12/10/25 (a)	220
500,000	Svensk Exportkredit AB, 4.00%, 7/15/25	498
235,000	Swedbank AB 144A, 5.47%, 6/15/26 (a)	239
		957
Switzerland (USD) (0%)
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	206
United Arab Emirates (USD) (1%)
250,000	MDGH GMTN RSC Ltd., 3.00%, 3/28/27 (d)	240
United Kingdom (USD) (1%)
200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)	201
200,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	203
50,000	Smith & Nephew PLC, 5.15%, 3/20/27	50
		454
United States (USD) (59%)
15,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	15
235,000	Air Lease Corp., 2.20%, 1/15/27	222
75,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	73
60,000	Alliant Energy Finance LLC 144A, 5.40%, 6/06/27 (a)	61
70,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	68
100,000	Ally Auto Receivables Trust 2024-1, 5.08%, 12/15/28	101
70,000	Ally Financial Inc., 5.75%, 11/20/25	70
125,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.04%, 7/26/28 (b)	126
240,000	American Honda Finance Corp., 4.40%, 10/05/26	240
240,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	243
14,132,359	Benchmark Mortgage Trust 2018-B6, 0.40%, 10/10/51 (e)	143
95,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	94
130,000	Blue Owl Capital Corp., 3.75%, 7/22/25	129
85,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	82

Principal or Shares	Security Description	Value (000)

35,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.00%, 7/15/29 (a)	$36
90,000	Boeing Co. 144A, 6.26%, 5/01/27 (a)	92
200,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.06%, 9/15/35 (a)(b)	201
280,000	BX Commercial Mortgage Trust 2020- VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.244%), 6.05%, 10/15/37 (a)(b)	278
291,603	BX Commercial Mortgage Trust 2024- XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.25%, 2/15/39 (a) (b)	293
231,142	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 6.50%, 3/15/41 (a) (b)	231
200,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 5.82%, 10/15/36 (a)(b)	199
200,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.45%, 2/15/41 (a)(b)	201
197,815	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 6.50%, 4/15/41 (a)(b)	198
200,000	BX Trust 2024-VLT4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.941%), 6.74%, 7/15/29 (a)(b)	200
45,000	California Resources Corp. 144A, 8.25%, 6/15/29 (a)	45
2,775,675	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (e)	96
75,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	78
100,000	CarMax Auto Owner Trust 2024-4, 5.36%, 8/15/31	100
150,000	CarMax Auto Owner Trust 2024-3, 5.67%, 1/15/31	151
463,768	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (a)	433
500,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (a)	502
75,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	73
90,000	Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a)	93
100,000	COLT Mortgage Loan Trust 2024-6 144A, 5.39%, 11/25/69 (a)	100
190,000	CommonSpirit Health, 6.07%, 11/01/27	197
185,000	Concentrix Corp., 6.65%, 8/02/26	188
100,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.46%, 9/25/44 (a)(b)	101
100,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 6.66%, 2/25/44 (a)(b)	101

72  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

74,972	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.12%, 11/25/39 (a)(b)	$75
139,043	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 7.41%, 7/25/42 (a)(b)	143
200,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 8.01%, 12/25/41 (a)(b)	205
100,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 8.62%, 2/25/40 (a)(b)	106
21,000	Coty Inc. 144A, 5.00%, 4/15/26 (a)	21
200,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (a)	191
150,000	Daimler Truck Finance North America LLC 144A, 5.13%, 9/25/27 (a)	151
95,000	Darden Restaurants Inc., 4.35%, 10/15/27	94
400,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	370
40,000	DPL Inc., 4.13%, 7/01/25	40
165,000	Energy Transfer LP, 6.05%, 12/01/26	169
700,000	Fannie Mae Connecticut Avenue Securities 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.86%, 11/25/41 (a)(b)	704
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	200
60,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	61
100,000	Freddie Mac STACR REMIC Trust 2024- DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 6.48%, 10/25/44 (a)(b)	100
100,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.26%, 10/25/41 (a)(b)	103
150,000	Freddie Mac STACR REMIC Trust 2021- DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.51%, 11/25/41 (a)(b)	156
35,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	36
245,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	244
200,000	FS Rialto Issuer LLC 2024-FL9 144A, (1 mo. Term Secured Overnight Financing Rate + 1.631%), 2.79%, 10/19/39 (a)(b)(f)	200
70,000	General Motors Financial Co. Inc., 5.35%, 7/15/27	71
65,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	66
85,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	86
200,000	GM Financial Consumer Automobile Receivables Trust 2024-1, 4.85%, 12/18/28	201
45,000	Hess Midstream Operations LP 144A, 6.50%, 6/01/29 (a)	46

Principal or Shares	Security Description	Value (000)

140,000	Hewlett Packard Enterprise Co., 4.40%, 9/25/27	$139
100,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 1.842%), 6.79%, 10/15/41 (a)(b)	100
85,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (a)	86
385,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (a)	389
65,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	65
8,436	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 0.97%, 12/26/28 (a)	8
100,000	Kroger Co., 4.60%, 8/15/27	100
90,000	Kroger Co., 4.70%, 8/15/26	90
105,000	Las Vegas Sands Corp., 5.90%, 6/01/27	107
100,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 6.10%, 5/15/39 (a)(b)	97
70,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	68
30,000	Meritage Homes Corp., 5.13%, 6/06/27	30
180,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.669%), 4.68%, 7/17/26 (b)	179
135,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.010%), 5.65%, 4/13/28 (b)	138
225,000	National Fuel Gas Co., 5.50%, 10/01/26	228
90,834	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(e)	87
166,275	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(e)	159
98,687	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	98
245,931	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	244
243,653	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (a)	244
75,000	OneMain Finance Corp., 7.13%, 3/15/26	77
120,000	ONEOK Inc., 4.25%, 9/24/27	118
125,000	ONEOK Inc., 5.55%, 11/01/26	127
185,000	Ovintiv Inc., 5.65%, 5/15/25	186
70,000	Penske Automotive Group Inc., 3.50%, 9/01/25	69
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	45
200,000	PFS Financing Corp. 2023-C 144A, 5.52%, 10/15/28 (a)	203
45,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	46
180,000	Regal Rexnord Corp., 6.05%, 2/15/26	182
165,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	157
29,208	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (a)	29
231,966	Santander Bank Auto Credit-Linked Notes 2023-B 144A, 5.64%, 12/15/33 (a)	234
15,451	Santander Bank Auto Credit-Linked Notes 2022-B 144A, 6.79%, 8/16/32 (a)	15
58,910	Santander Bank Auto Credit-Linked Notes 2022-C 144A, 6.99%, 12/15/32 (a)	59
7,567	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	8

Annual Financial Statements and Other Information   73

Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)

191,749	Santander Drive Auto Receivables Trust 2024- S2 144A, 5.80%, 12/16/28 (a)	$192
133,872	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (a)	134
105,206	Santander Drive Auto Receivables Trust 2023- S1 144A, 8.14%, 4/18/28 (a)	107
35,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.232%), 6.12%, 5/31/27 (b)	36
200,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	186
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	173
70,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a)	67
30,000	SM Energy Co. 144A, 6.75%, 8/01/29 (a)	30
80,000	South Bow USA Infrastructure Holdings LLC 144A, 4.91%, 9/01/27 (a)	80
350,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (a)	341
75,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	73
75,000	Starwood Property Trust Inc., 4.75%, 3/15/25	75
200,000	Subway Funding LLC 2024-3A 144A, 5.25%, 7/30/54 (a)	197
45,000	Summit Midstream Holdings LLC 144A, 8.63%, 10/31/29 (a)	47
25,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	26
200,000	Switch ABS Issuer LLC 2024-2A 144A, 5.44%, 6/25/54 (a)	200
281,250	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (a)	280
70,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	68
593,220	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	603
300,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	301
75,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	76
1,235,000	U.S. Treasury Note, 3.38%, 9/15/27	1,211
1,240,000	U.S. Treasury Note, 3.50%, 9/30/26	1,225
225,000	U.S. Treasury Note, 3.50%, 10/15/27	224
1,800,000	U.S. Treasury Note, 4.13%, 8/15/27	1,782
65,000	U.S. Treasury Note, 4.25%, 3/15/27	65
687,000	U.S. Treasury Note, 4.38%, 8/15/26	689
915,000	U.S. Treasury Note, 4.38%, 7/15/27	921
115,000	U.S. Treasury Note, 4.63%, 6/15/27	116
50,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (a)	51
450,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	436
100,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (a)	102
500,000	Verizon Master Trust 2024-6, 4.17%, 8/20/30	496
100,000	Verus Securitization Trust 2024-R1 144A, 5.22%, 9/25/69 (a)	101
75,000	VICI Properties LP, 4.38%, 5/15/25	75
40,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	39
250,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (a)	251
225,000	Warnermedia Holdings Inc., 3.76%, 3/15/27	217
90,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	92

Principal or Shares	Security Description	Value (000)

5,547,267	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.91%, 8/15/51 (e)	$122
300,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.55%, 11/15/27 (a)	303
170,000	Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a)	171
30,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	29
295,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	274
40,000	XHR LP 144A, 6.38%, 8/15/25 (a)	40
		26,228
Total Bonds (Cost - $42,711)		42,056
Commercial Paper(f) (4%)
500,000	Canadian National Railway Co., 4.89%, 11/07/24	500
250,000	Experian Finance PLC, 4.84%, 12/13/24	249
500,000	Federation des Caisses Desjardins du Quebec, 4.83%, 11/12/24	499
500,000	Nutrien Ltd., 4.94%, 11/26/24	498
250,000	VW Credit Inc., 4.99%, 11/26/24	249
Total Commercial Paper (Cost - $1,995)		1,995
Investment Company (2%)
911,129	Payden Cash Reserves Money Market Fund*
	(Cost - $911)	911
Total Investments (Cost - $45,617) (100%)		44,962
Liabilities in excess of Other Assets ((0)%)		(31)
Net Assets (100%)		$44,931

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $500 and the total market value of the collateral held by the Fund is $520. Amounts in 000s.

(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Yield to maturity at time of purchase.

74  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 224	GBP 168	Barclays Bank PLC	03/19/2025	$7

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	65	Dec-24	$13,386	$(74)	$(74)
Short Contracts:
U.S. Treasury 5-Year Note Future	7	Dec-24	(751)	17	17

Total Futures					$(57)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$500
Non-cash Collateral[2]	(500)

Net Amount	$—

1	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
2	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information   75

Payden Global Fixed Income Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Bonds (93%)
Australia (AUD) (1%)
1,950,000	Australia Government Bond Series 145, 2.75%, 6/21/35 (a)(b)	$1,092
Australia (USD) (1%)
850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (c)(d)	733
Austria (EUR) (0%)
175,000	ams-OSRAM AG, 10.50%, 3/30/29 (a)(b)	193
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44 (a)(b)(c)	427
		620
Austria (USD) (0%)
175,000	ams-OSRAM AG 144A, 12.25%, 3/30/29 (c)	182
Belgium (EUR) (0%)
400,000	KBC Group NV, (3 mo. EURIBOR + 1.300%), 4.25%, 11/28/29 (a)(b)(d)	451
200,000	Kingdom of Belgium Government Bond Series 75 144A, 1.00%, 6/22/31 (a)(b)(c)	195
410,000	Kingdom of Belgium Government Bond Series 78 144A, 1.60%, 6/22/47 (a)(b)(c)	321
		967
Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (c)	137
111,165	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 6.91%, 4/25/34 (c)(d)	111
300,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (c)	283
550,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 6.39%, 1/15/36 (c)(d)	551
		1,082
Brazil (USD) (0%)
400,000	Brazilian Government International Bond, 6.13%, 1/22/32	404
Canada (CAD) (3%)
1,680,000	Canadian Government Bond, 3.50%, 12/01/45 (a)	1,244
1,100,000	Canadian Government Bond, 5.00%, 6/01/37 (a)	931
775,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 (a)(c)	559
		2,734
Canada (USD) (1%)
350,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (c)	352
575,000	TELUS Corp., 3.40%, 5/13/32	514

Principal or Shares	Security Description	Value (000)

325,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (d)	$343
		1,209
Cayman Islands (USD) (4%)
500,000	Apidos CLO XXXII 2019-32A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.42%, 1/20/33 (c)(d)	501
250,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.614%), 7.40%, 11/16/36 (c)(d)	243
1,350,000	HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 6.70%, 9/17/36 (c)(d)	1,350
900,000	Ocean Trails CLO VII 2019-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.712%), 7.36%, 4/17/30 (c)(d)	902
250,000	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.914%), 7.67%, 4/18/38 (c)(d)	239
400,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.912%), 6.54%, 1/23/32 (c)(d)	400
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (c)	302
350,000	Transocean Inc. 144A, 8.50%, 5/15/31 (c)	353
450,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.30%, 3/15/38 (c)(d)	443
		4,733
Chile (EUR) (0%)
550,000	Chile Government International Bond, 4.13%, 7/05/34 (a)	617
Colombia (USD) (0%)
350,000	Colombia Government International Bond, 7.38%, 9/18/37	336
Czech Republic (CZK) (0%)
3,600,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 (a)	107
Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39 (a)	119
Finland (EUR) (0%)
170,000	Finland Government Bond Series 16Y 144A, 2.75%, 7/04/28 (a)(b)(c)	187
France (EUR) (2%)
1,100,000	French Republic Government Bond OAT Series OAT 144A, 0.50%, 6/25/44 (a)(b)(c)	704
750,000	French Republic Government Bond OAT Series OAT 144A, 1.25%, 5/25/36 (a)(b)(c)	664
20,000	French Republic Government Bond OAT Series OAT 144A, 1.75%, 11/25/24 (a)(b)(c)	22
1,800,000	French Republic Government Bond OAT Series OAT 144A, 2.50%, 5/25/30 (a)(b)(c)	1,931

76  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

350,000	Mobilux Finance SAS 144A, 7.00%, 5/15/30 (a)(c)	$394
		3,715
France (USD) (0%)
550,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (c)	567
Germany (EUR) (2%)
800,000	Bundesobligation Series 190, 2.50%, 10/11/29 (a)(b)	880
500,000	Deutsche Bank AG, (3 mo. EURIBOR + 2.950%), 5.00%, 9/05/30 (a)(b)(d)	574
		1,454
Guatemala (USD) (0%)
300,000	Guatemala Government Bond 144A, 6.55%, 2/06/37 (c)	303
Indonesia (IDR) (2%)
4,440,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 (a)	279
32,000,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 (a)	2,242
		2,521
Indonesia (USD) (0%)
350,000	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (c)	347
Ireland (EUR) (5%)
294,807	Avoca CLO XIV DAC 14A 144A, (3 mo. EURIBOR + 0.810%), 3.99%, 1/12/31 (a)(c)(d)	321
325,000	Bank of Ireland Group PLC, (5 yr. Euro Swap + 6.434%), 6.00% (a)(b)(d)(e)	356
500,000	Bridgepoint CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.800%), 4.98%, 4/15/36 (a)(c)(d)	546
450,000	Cairn CLO 2023-17A 144A, (3 mo. EURIBOR + 1.800%), 5.01%, 10/18/36 (a)(c)(d)	492
425,000	Flutter Treasury DAC 144A, 5.00%, 4/29/29 (a)(c)	476
420,000	Harvest CLO XVI DAC 16A 144A, (3 mo. EURIBOR + 1.300%), 4.48%, 10/15/31 (a)(c)(d)	458
250,000	Ireland Government Bond, 1.10%,
	5/15/29 (a)(b)	257
300,000	Jubilee CLO DAC 2019-23A 144A, (3 mo. EURIBOR + 3.500%), 6.68%, 7/15/37 (a)(c)(d)	326
216,008	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 5.45%, 8/17/33 (a)(c)(d)	234
903,308	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 6.25%, 8/17/33 (a)(b)(d)	979
239,951	Last Mile Securities PE DAC 2021-1A 144A, (3 mo. EURIBOR + 2.350%), 5.90%, 8/17/31 (a)(c)(d)	261
900,000	Palmer Square European CLO DAC 2021-1A 144A, (3 mo. EURIBOR + 0.870%), 4.05%, 4/15/34 (a)(c)(d)	977
290,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 2.070%), 5.61%, 8/15/33 (a)(c)(d)	316
525,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 (a)(b)(d)	611

Principal or Shares	Security Description	Value (000)

275,000	Permanent TSB Group Holdings PLC, (5 yr. Euro Swap + 10.546%), 13.25% (a)(b)(d)(e)	$355
750,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 4.93%, 1/14/32 (a)(c)(d)	818
500,000	Texas Debt Capital Euro CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.550%), 6.25%, 7/16/38 (a)(c)(d)	545
		8,328
Ireland (GBP) (0%)
200,000	UK Logistics DAC 2024-1A 144A, (Sterling Overnight Index Average + 1.650%), 6.63%, 5/17/34 (a)(c)(d)	260
Ireland (USD) (0%)
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	352
Italy (EUR) (4%)
250,000	Bubbles Holdco SpA 144A, 6.50%, 9/30/31 (a)(c)	273
175,000	doValue SpA 144A, 3.38%, 7/31/26 (a)(c)	186
1,960,000	Italy Buoni Poliennali Del Tesoro Series 10Y 144A, 0.60%, 8/01/31 (a)(b)(c)	1,797
1,800,000	Italy Buoni Poliennali Del Tesoro Series 10Y, 2.50%, 12/01/32 (a)(b)	1,843
375,000	UniCredit SpA, (3 mo. EURIBOR + 1.600%), 4.45%, 2/16/29 (a)(b)(d)	422
		4,521
Italy (USD) (1%)
350,000	Intesa Sanpaolo SpA 144A, (5 yr. Swap Semi 30/360 USD + 5.462%), 7.70% (c)(d)(e)	351
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (c)(d)	716
		1,067
Ivory Coast (EUR) (0%)
450,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 (a)(b)	429
Japan (JPY) (6%)
377,400,000	Japan Government Ten Year Bond Series 341, 0.30%, 12/20/25 (a)	2,483
235,000,000	Japan Government Thirty Year Bond Series 58, 0.80%, 3/20/48 (a)	1,209
213,200,000	Japan Government Thirty Year Bond Series 49, 1.40%, 12/20/45 (a)	1,292
10,000,000	Japan Government Thirty Year Bond Series 31, 2.20%, 9/20/39 (a)	73
10,000,000	Japan Government Thirty Year Bond Series 30, 2.30%, 3/20/39 (a)	73
530,500,000	Japan Government Twenty Year Bond Series 104, 2.10%, 6/20/28 (a)	3,695
		8,825
Japan (USD) (0%)
490,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (c)	453
Jersey (EUR) (1%)
300,000	Avis Budget Finance PLC 144A, 7.25%, 7/31/30 (a)(c)	328
450,000	Heathrow Funding Ltd., 1.13%, 10/08/30 (a)(b)	428
		756

Annual Financial Statements and Other Information   77

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

Jersey (USD) (1%)
600,000	Dryden CLO Ltd. 2022-113A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.87%, 10/15/37 (c)(d)	$600
650,000	GoldenTree Loan Management U.S. CLO Ltd. 2022-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.670%), 6.29%, 1/20/34 (c)(d)	652
250,000	Juniper Valley Park CLO Ltd. 2023-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.87%, 7/20/36 (c)(d)	250
		1,502
Luxembourg (USD) (1%)
300,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (c)	301
400,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (c)	420
250,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (c)	250
		971
Malaysia (MYR) (1%)
1,700,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 (a)	388
1,300,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 (a)	319
		707
Mexico (MXN) (1%)
11,660,000	Mexican Bonos Series M, 5.75%, 3/05/26 (a)	550
7,760,000	Mexican Bonos Series M, 8.50%, 5/31/29 (a)	368
		918
Mexico (USD) (1%)
250,000	BBVA Bancomer SA 144A, 5.25%, 9/10/29 (c)	248
200,000	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (c)	201
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	345
		794
Morocco (USD) (0%)
250,000	OCP SA 144A, 7.50%, 5/02/54 (c)	259
Netherlands (EUR) (3%)
300,000	ABN AMRO Bank NV, (5 yr. Euro Swap + 4.239%), 6.88% (a)(b)(d)(e)	342
300,000	BE Semiconductor Industries NV 144A, 4.50%, 7/15/31 (a)(c)	336
450,000	Enel Finance International NV, 3.88%, 3/09/29 (a)(b)	505
500,000	JAB Holdings BV, 5.00%, 6/12/33 (a)(b)	585
300,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 (a)	329
530,000	Netherlands Government Bond 144A, 4.00%,
	1/15/37 (a)(b)(c)	650
525,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 (a)(b)	524
650,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/09/27 (a)	704
		3,975
Netherlands (USD) (0%)
200,000	Braskem Netherlands Finance BV 144A, 8.00%, 10/15/34 (c)	200

Principal or Shares	Security Description	Value (000)

New Zealand (USD) (0%)
550,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (c)(d)	$548
Norway (USD) (0%)
350,000	Var Energi ASA 144A, 7.50%, 1/15/28 (c)	371
Paraguay (USD) (1%)
240,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (c)	237
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (c)	455
		692
Peru (PEN) (1%)
7,100,000	Peru Government Bond, 5.35%, 8/12/40 (a)	1,543
Peru (USD) (0%)
250,000	Peruvian Government International Bond, 5.38%, 2/08/35	247
Poland (PLN) (0%)
410,000	Republic of Poland Government Bond Series 1029, 2.75%, 10/25/29 (a)	90
Poland (USD) (0%)
320,000	Bank Gospodarstwa Krajowego 144A, 5.75%, 7/09/34 (c)	323
Romania (EUR) (0%)
150,000	Romanian Government International Bond 144A, 6.63%, 9/27/29 (a)(c)	178
Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27 (a)	216
South Africa (USD) (0%)
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	189
250,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	245
		434
Spain (EUR) (3%)
400,000	Banco Bilbao Vizcaya Argentaria SA, (5-Year Mid-Swap Rate + 5.544%), 8.38% (a)(b)(d)(e)	474
500,000	Banco de Sabadell SA, (1Year Euribor Swap Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(d)	574
500,000	CaixaBank SA, (3 mo. EURIBOR + 1.650%), 5.00%, 7/19/29 (a)(b)(d)	576
200,000	CaixaBank SA, (5 yr. Euro Swap + 6.346%), 5.88% (a)(b)(d)(e)	220
500,000	International Consolidated Airlines Group SA, 3.75%, 3/25/29 (a)(b)	547
450,000	Spain Government Bond 144A, 1.25%, 10/31/30 (a)(b)(c)	449
860,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)(b)(c)	841
		3,681
Spain (USD) (0%)
600,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (d)	565
Sri Lanka (USD) (0%)
350,000	Sri Lanka Government International Bond, 6.85%, 11/03/25 (b)	220

78  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Supranational (USD) (0%)
337,195	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (c)	$346
Sweden (SEK) (0%)
2,900,000	Sweden Government Bond Series 1059, 1.00%, 11/12/26 (a)(b)	268
Sweden (USD) (0%)
400,000	Swedbank AB, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.589%), 7.63% (b)(d)(e)	412
Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30 (a)(b)	1,226
Switzerland (USD) (1%)
500,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 5.020%), 9.02%, 11/15/33 (c)(d)	617
Thailand (THB) (1%)
43,300,000	Thailand Government Bond, 1.59%, 12/17/35 (a)	1,173
Turkey (USD) (0%)
300,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (c)	292
United Arab Emirates (EUR) (0%)
300,000	Finance Department Government of Sharjah 144A, 4.63%, 1/17/31 (a)(c)	327
United Kingdom (EUR) (1%)
200,000	Amber Finco PLC 144A, 6.63%, 7/15/29 (a)(c)	228
400,000	Mobico Group PLC, 4.88%, 9/26/31 (a)(b)	425
325,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 (a)(b)	367
		1,020
United Kingdom (GBP) (3%)
450,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 (a)(c)	580
250,000	Edge Finco PLC 144A, 8.13%, 8/15/31 (a)(c)	327
325,000	Kier Group PLC, 9.00%, 2/15/29 (a)(b)	445
275,000	NatWest Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 4.985%), 5.13% (a)(d)(e)	338
130,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 7.98%, 11/17/30 (a)(c)(d)	167
100,000	United Kingdom Gilt, 0.38%, 10/22/30 (a)(b)	104
1,500,000	United Kingdom Gilt, 3.75%, 7/22/52 (a)(b)	1,609
600,000	United Kingdom Gilt, 4.25%, 9/07/39 (a)(b)	738
		4,308
United Kingdom (USD) (1%)
350,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (c)	353
300,000	Ithaca Energy North Sea PLC 144A, 8.13%, 10/15/29 (c)	301
		654
United States (EUR) (3%)
350,000	Booking Holdings Inc., 4.13%, 5/12/33 (a)	398
450,000	Coca-Cola Co., 3.75%, 8/15/53 (a)	489
525,000	Discovery Communications LLC, 1.90%,
	3/19/27 (a)	557
450,000	Duke Energy Corp., 3.75%, 4/01/31 (a)	491

Principal or Shares	Security Description	Value (000)

450,000	Molson Coors Beverage Co., 3.80%, 6/15/32 (a)	$496
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.833%), 1.10%, 4/29/33 (a)(d)	638
850,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 (a)	785
550,000	Prologis Euro Finance LLC, 4.00%, 5/05/34 (a)	607
400,000	Southern Co., (5 yr. Euro Swap + 2.108%), 1.88%, 9/15/81 (a)(d)	406
		4,867
United States (USD) (36%)
410,000	Ally Financial Inc., (U.S. Secured Overnight
	Financing Rate + 2.820%), 6.85%, 1/03/30 (d)	426
500,000	American Homes 4 Rent LP, 2.38%, 7/15/31	421
390,000	American National Group Inc., 5.00%, 6/15/27	388
420,000	American Tower Corp., 5.50%, 3/15/28	428
850,000	American Tower Trust 144A, 5.49%, 3/15/28 (c)	860
248,950	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (c)	235
400,000	Athene Holding Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.607%), 6.63%, 10/15/54 (d)	394
575,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	548
850,000	Blue Owl Capital Corp., 3.75%, 7/22/25	841
425,000	Boeing Co., 2.20%, 2/04/26	409
600,000	Boeing Co. 144A, 6.53%, 5/01/34 (c)	633
350,000	BRAVO Residential Funding Trust 2024- NQM7 144A, 5.55%, 10/27/64 (c)	349
593,445	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.25%, 4/15/41 (c)(d)	594
2,220,924	Cantor Commercial Real Estate Lending 2019- CF1, 1.11%, 5/15/52 (f)	77
265,333	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (c)	238
220,000	Centene Corp., 4.25%, 12/15/27	213
750,000	Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.80%, 3/01/50	563
292,463	Connecticut Avenue Securities Trust 2024- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 5.86%, 5/25/44 (c)(d)	292
240,897	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 5.96%, 2/25/44 (c)(d)	241
324,926	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.01%, 3/25/44 (c)(d)	325
200,000	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (c)(f)	200
500,000	CyrusOne Data Centers Issuer I LLC 2024-2A 144A, 4.50%, 5/20/49 (c)	478
410,000	DTE Energy Co., 5.85%, 6/01/34	426
550,000	Energy Transfer LP, 5.75%, 2/15/33	561
475,000	Equinix Inc., 2.50%, 5/15/31	410
435,000	Evergy Inc., 2.90%, 9/15/29	397
480,000	Extra Space Storage LP, 2.20%, 10/15/30	410

Annual Financial Statements and Other Information   79

Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)

198,559	Fannie Mae Connecticut Avenue Securities 2016-C07, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.614%), 14.47%, 5/25/29 (d)	$226
492,734	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.22%, 1/25/29 (d)	562
495,545	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 15.72%, 1/25/29 (d)	564
341,511	Fannie Mae-Aces 2018-M13, 3.74%, 9/25/30 (f)	326
116,127	FN AL3577 30YR, 3.50%, 4/01/43	107
651,942	FN BM2007 30YR, 4.00%, 9/01/48	611
696,312	FN CB2759 30YR, 3.00%, 2/01/52	601
468,944	FN CB3258 30YR, 3.50%, 4/01/52	423
638,536	FN CB4127 30YR, 4.50%, 7/01/52	607
501,622	FN CB5106 30YR, 5.00%, 11/01/52	490
771,115	FN CB5113 30YR, 5.50%, 11/01/52	766
471,960	FN CB7991 30YR, 5.50%, 2/01/54	469
738,216	FN CB8021 30YR, 6.50%, 2/01/54	759
441,887	FN FM1717 30YR, 3.50%, 12/01/45	406
835,653	FN FM3162 30YR, 3.00%, 11/01/46	745
1,359,314	FN FM7194 30YR, 2.50%, 3/01/51	1,148
1,015,802	FN FM9195 30YR, 2.50%, 10/01/51	850
598,476	FN FS0007 30YR, 3.00%, 8/01/50	522
518,227	FN FS3111 30YR, 5.00%, 9/01/52	506
328,231	FN MA4413 30YR, 2.00%, 9/01/51	262
873,257	FN MA5073 30YR, 6.00%, 7/01/53	879
1,163,706	FR RA3728 30YR, 2.00%, 10/01/50	936
349,316	FR RA7778 30YR, 4.50%, 8/01/52	332
451,157	FR RA7790 30YR, 5.00%, 8/01/52	440
404,988	FR SB8509 15YR, 2.00%, 1/01/36	364
1,032,570	FR SD0729 30YR, 2.00%, 10/01/51	828
906,592	FR SD1035 30YR, 4.00%, 5/01/52	838
707,163	FR SD5641 30YR, 5.50%, 6/01/53	704
1,022,847	FR ZA4718 30YR, 3.00%, 10/01/46	899
758,055	FR ZT0534 30YR, 3.50%, 12/01/47	691
800,000	Freddie Mac STACR REMIC Trust 2021- DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.26%, 10/25/41 (c)(d)	825
350,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (c)	349
380,499	G2 MA3663 30YR, 3.50%, 5/20/46	349
424,233	G2 MA4195 30YR, 3.00%, 1/20/47	377
420,401	G2 MA5265 30YR, 4.50%, 6/20/48	407
1,006,591	G2 MA6930 30YR, 2.00%, 10/20/50	823
914,440	G2 MA7472 30YR, 2.50%, 7/20/51	776
233,535	G2 MA7766 30YR, 2.00%, 12/20/51	191
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	529
450,000	HCA Inc., 4.13%, 6/15/29	434
400,000	Howard Midstream Energy Partners LLC 144A, 7.38%, 7/15/32 (c)	408
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (c)	385
685,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	636
350,000	Invitation Homes Operating Partnership LP, 4.88%, 2/01/35	335
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c)	316

Principal or Shares	Security Description	Value (000)

277,173	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (c)	$283
350,000	Matador Resources Co. 144A, 6.25%, 4/15/33 (c)	343
300,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (c)	294
290,000	National Fuel Gas Co., 5.50%, 1/15/26	292
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (c)	609
296,062	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (c)	293
491,862	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (c)	489
300,000	OBX Trust 2024-NQM15 144A, 5.32%, 10/25/64 (c)	302
487,307	OBX Trust 2024-NQM12 144A, 5.48%, 7/25/64 (c)	487
300,000	OBX Trust 2024-NQM16 144A, 5.53%, 10/25/64 (c)	300
600,000	Oracle Corp., 4.20%, 9/27/29	585
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (c)	86
450,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (c)	461
400,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	389
430,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.25%, 7/01/29 (c)	434
600,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	504
285,750	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (c)	263
116,833	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (c)	117
556,718	Santander Bank Auto Credit-Linked Notes 2023-B 144A, 6.66%, 12/15/33 (c)	563
446,241	Santander Drive Auto Receivables Trust 2024- S1 144A, 6.53%, 3/16/29 (c)	447
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (c)	498
450,000	Simon Property Group LP, 4.75%, 9/26/34	432
400,000	South Bow USA Infrastructure Holdings LLC 144A, 5.58%, 10/01/34 (c)	395
475,000	Stellantis Finance U.S. Inc. 144A, 2.69%, 9/15/31 (c)	393
498,750	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (c)	502
850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (c)	852
2,110,000	U.S. Treasury Bond, 2.25%, 8/15/46 (g)(h)	1,422
290,000	U.S. Treasury Bond, 4.25%, 8/15/54	279
250,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 8.87%, 5/15/54 (c)	255
600,000	Venture Global LNG Inc. 144A, 8.13%, 6/01/28 (c)	623
250,000	Verus Securitization Trust 2024-8 144A, 5.36%, 10/25/69 (c)(f)	251
420,000	Vistra Operations Co. LLC 144A, 6.00%, 4/15/34 (c)	434
500,000	VMware LLC, 2.20%, 8/15/31	418
800,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	603
800,000	Welltower OP LLC, 3.85%, 6/15/32	743
300,000	Western Midstream Operating LP, 6.15%, 4/01/33	310

80  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

430,000	Williams Cos. Inc., 4.80%, 11/15/29	$428
		52,737
Uzbekistan (USD) ( 0%)
650,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (c)	542
Total Bonds (Cost - $146,623)		136,243
Bank Loans(i) (0%)
394,532	DirectV Financing LLC Term Loan NON-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 9.85%, 8/02/27 (Cost - $396)	396
Investment Company (5%)
2,172,549	Payden Cash Reserves Money Market Fund *	2,172
146,720	Payden Emerging Market Corporate Bond Fund, SI Class * 1,291
495,851	Payden Emerging Markets Local Bond Fund, SI Class * 2,276
146,702	Payden Floating Rate Fund, SI Class *	1,432
Total Investment Company (Cost - $7,253)		7,171
Total Investments (Cost - $154,272) (98%)		143,810
Other Assets, net of Liabilities (2%)		3,682
Net Assets (100%)		$147,492

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(e)	Perpetual security with no stated maturity date.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(h)	All or a portion of the security is pledged to cover futures contract margin requirements.
(i)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CHF 1,245	USD 1,444	BNP PARIBAS	11/19/2024	$1
EUR 33,677	USD 36,565	State Street Bank & Trust Co.	11/06/2024	76
GBP 3,585	USD 4,609	HSBC Bank USA, N.A.	11/06/2024	14
JPY 1,362,000	USD 8,943	Citibank, N.A.	11/06/2024	28
USD 122	CZK 2,800	BNP PARIBAS	11/19/2024	2

Annual Financial Statements and Other Information   81

Payden Global Fixed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 2,667	IDR 41,673,840	BNP PARIBAS	11/19/2024	13
USD 1,428	JPY 214,700	BNP PARIBAS	11/19/2024	12
USD 91	PLN 351	BNP PARIBAS	11/19/2024	3
USD 1,090	SEK 11,390	BNP PARIBAS	11/19/2024	20
USD 254	SGD 334	BNP PARIBAS	11/19/2024	1
USD 9,564	JPY 1,362,000	Citibank, N.A.	11/06/2024	593
USD 1,479	CHF 1,245	Citibank, N.A.	11/19/2024	34
USD 1,188	AUD 1,769	Citibank, N.A.	01/22/2025	23
USD 4,802	GBP 3,585	HSBC Bank USA, N.A.	11/06/2024	179
USD 843	HUF 304,200	HSBC Bank USA, N.A.	11/19/2024	33
USD 1,796	PEN 6,707	HSBC Bank USA, N.A.	11/19/2024	19
USD 278	SEK 2,910	HSBC Bank USA, N.A.	01/22/2025	3
USD 1,116	MXN 21,270	Morgan Stanley	11/19/2024	56
USD 37,638	EUR 33,677	State Street Bank & Trust Co.	11/06/2024	997
USD 2,790	CAD 3,839	State Street Bank & Trust Co.	01/22/2025	25
USD 738	MXN 14,677	Wells Fargo & Co.	11/19/2024	7

				2,139

Liabilities:
HUF 304,200	USD 813	HSBC Bank USA, N.A.	11/19/2024	(3)
JPY 214,700	USD 1,539	Citibank, N.A.	11/19/2024	(123)
NOK 11,650	USD 1,090	BNP PARIBAS	11/19/2024	(31)
USD 872	MYR 3,858	Barclays Bank PLC	11/19/2024	(10)
USD 1,177	THB 41,070	Barclays Bank PLC	11/19/2024	(42)
USD 8,922	JPY 1,353,800	Citibank, N.A.	12/05/2024	(29)
USD 1,266	CHF 1,084	Citibank, N.A.	01/22/2025	(1)
USD 138	DKK 945	Citibank, N.A.	01/22/2025	—
USD 1,476	EUR 1,363	HSBC Bank USA, N.A.	11/19/2024	(8)
USD 4,533	GBP 3,526	HSBC Bank USA, N.A.	12/05/2024	(13)
USD 36,541	EUR 33,617	State Street Bank & Trust Co.	12/05/2024	(79)

				(339)

Net Unrealized Appreciation (Depreciation)				$1,800

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	52	Dec-24	$6,683	$(39)	$(39)
Euro-Buxl Future	8	Dec-24	1,152	(6)	(6)
Euro-Schatz Future	21	Dec-24	2,434	(1)	(1)
Long Gilt Future	22	Dec-24	2,668	(124)	(124)
U.S. Long Bond Future	25	Dec-24	2,949	(169)	(169)
U.S. Treasury 2-Year Note Future	18	Dec-24	3,707	(26)	(26)
U.S. Treasury 5-Year Note Future	118	Dec-24	12,654	(298)	(298)
U.S. Ultra Bond Future	5	Dec-24	628	(46)	(46)

					(709)

Short Contracts:
U.S. 10-Year Ultra Future	75	Dec-24	(8,531)	300	300
U.S. Treasury 10-Year Note Future	31	Dec-24	(3,425)	111	111

					411

Total Futures					$(298)

82  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.620% (3M KWCDC) Quarterly	10/07/2029	KRW 1,584,200	$(102)	$—	$(102)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 3.650% (3M KWCDC) Quarterly	09/23/2031	KRW 2,288,000	(127)	—	(127)
10-Year Interest Rate Swap, Receive Fixed 1.740% Quarterly,
Pay Variable 1.899% (CNRR007) Quarterly	10/16/2029	CNY 13,200	(2)	—	(2)
10-Year Interest Rate Swap, Receive Fixed 2.010% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly	06/03/2029	CNY 10,000	16	—	16
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly	09/22/2026	CNY 33,000	73	—	73
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly	05/08/2025	CNY 16,000	—	—	—
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly	04/25/2029	CNY 5,350	9	—	9
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly	02/02/2029	CNY 13,100	30	—	30
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly,
Pay Variable 2.100% (CNRR007) Quarterly	07/24/2028	CNY 40,100	137	—	137

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly	02/05/2025	CNY 2,350	1	—	1
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly	01/08/2026	CNY 38,600	63	—	63
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly	09/16/2025	CNY 12,200	17	—	17
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly	10/14/2025	CNY 10,000	14	—	14
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 1.900% (CNRR007) Quarterly	02/15/2028	CNY 35,900	193	—	193
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly	01/17/2025	CNY 11,580	4	—	4
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 1.980% (CNRR007) Quarterly	12/09/2024	CNY 28,890	10	—	10
5-Year Interest Rate Swap, Receive Fixed 10.550% Quarterly,
Pay Variable 10.744% (MXIBTIIE) Quarterly	06/17/2026	MXN 82,250	40	—	40
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 1.950% (CNRR007) Quarterly	07/03/2025	CNY 11,800	7	—	7
5-Year Interest Rate Swap, Receive Fixed 9.790% Quarterly,
Pay Variable 10.716% (MXIBTIIE) Quarterly	08/05/2026	MXN 100,000	(6)	—	(6)

			$377	$—	$377

See notes to financial statements.

Annual Financial Statements and Other Information   83

   Payden Emerging Markets Bond Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Bonds (97%)
Angola (USD) (2%)
6,745,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$6,187
4,910,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	4,204
3,440,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	3,498
		13,889
Argentina (USD) (3%)
12,038,400	Argentine Republic Government International Bond, 0.75%, 7/09/30	8,130
1,718,995	Argentine Republic Government International Bond, 1.00%, 7/09/29	1,238
4,907,500	Argentine Republic Government International Bond, 3.50%, 7/09/41	2,527
25,632,476	Argentine Republic Government International Bond, 4.13%, 7/09/35	14,211
4,344,090	Argentine Republic Government International Bond, 5.00%, 1/09/38	2,595
		28,701
Armenia (USD) (0%)
2,380,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (a)	1,999
Bahamas (USD) (0%)
515,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)(b)	470
Bahrain (USD) (1%)
2,560,000	Bahrain Government International Bond 144A, 5.25%, 1/25/33 (a)	2,347
3,450,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	3,552
		5,899
Belarus (USD) (0%)
1,450,000	Republic of Belarus International Bond, 6.20%, 2/28/30 (c)	631
Benin (USD) (0%)
2,180,000	Benin Government International Bond 144A, 7.96%, 2/13/38 (a)	2,150
Bermuda (USD) (1%)
2,690,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)(b)	2,540
2,535,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	2,386
		4,926
Brazil (BRL) (4%)
94,000,000	Brazil Letras do Tesouro Nacional, 12.31%, 7/01/26 BRL (d)(e)	13,310
9,346,213	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (e)	1,490
41,000,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (e)	6,739
50,900,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (e)	8,057
28,500,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (e)	4,292
		33,888

Principal or Shares	Security Description	Value (000)

Brazil (USD) (2%)
3,480,000	Brazilian Government International Bond, 6.00%, 10/20/33	$3,459
4,495,000	Brazilian Government International Bond, 6.13%, 3/15/34	4,453
4,110,000	Brazilian Government International Bond, 6.25%, 3/18/31	4,191
4,170,000	Brazilian Government International Bond, 7.13%, 5/13/54	4,171
2,320,000	Brazilian Government International Bond, 8.25%, 1/20/34	2,683
		18,957
Canada (USD) (0%)
1,720,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	1,742
Cayman Islands (USD) (2%)
3,485,234	Bioceanico Sovereign Certificate Ltd. 144A, 2.77%, 6/05/34 (a)(d)	2,728
1,765,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%), 6.00% (c)(f)(g)	1,762
2,335,000	Gaci First Investment Co., 5.38%, 10/13/22 (c)	2,014
2,799,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	3,004
1,655,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	1,678
2,560,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	2,575
		13,761
Chile (EUR) (0%)
3,190,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (e)	3,581
Chile (USD) (1%)
4,320,932	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	3,252
3,870,000	Chile Government International Bond, 3.10%, 5/07/41	2,881
1,743,244	Chile Government International Bond, 5.33%, 1/05/54	1,679
		7,812
Colombia (COP) (1%)
33,835,500,000	Colombian TES Series B, 7.25%, 10/26/50 COP (e)	4,968
Colombia (USD) (4%)
1,882,000	Colombia Government International Bond, 3.13%, 4/15/31	1,505
2,675,000	Colombia Government International Bond, 3.25%, 4/22/32	2,072
1,440,000	Colombia Government International Bond, 4.13%, 2/22/42	918
4,980,000	Colombia Government International Bond, 5.00%, 6/15/45	3,424
12,369,000	Colombia Government International Bond, 6.13%, 1/18/41	10,165
3,895,000	Colombia Government International Bond, 7.38%, 9/18/37	3,734
2,180,000	Colombia Government International Bond, 7.50%, 2/02/34	2,163
3,520,000	Colombia Government International Bond, 7.75%, 11/07/36	3,463

84  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,980,000	Colombia Government International Bond, 8.00%, 4/20/33	$2,038
3,830,000	Colombia Government International Bond, 8.00%, 11/14/35	3,883
2,410,000	Ecopetrol SA, 8.38%, 1/19/36	2,357
		35,722
Costa Rica (USD) (1%)
1,245,000	Costa Rica Government International Bond 144A, 6.13%, 2/19/31 (a)	1,271
2,325,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (a)	2,420
925,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	952
3,920,000	Costa Rica Government International Bond 144A, 7.30%, 11/13/54 (a)	4,148
		8,791
Czech Republic (CZK) (1%)
139,160,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (e)	4,140
Dominican Republic (DOP) (1%)
252,140,000	Dominican Republic Central Bank Notes 144A, 10.50%, 1/17/25 DOP (a)(e)	4,179
293,900,000	Dominican Republic International Bond 144A, 10.75%, 6/01/36 DOP (a)(e)	5,252
99,300,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (a)(e)	2,019
		11,450
Dominican Republic (USD) (3%)
1,900,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (a)	1,767
3,780,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	3,465
7,280,000	Dominican Republic International Bond 144A, 5.30%, 1/21/41 (a)	6,386
4,640,000	Dominican Republic International Bond 144A, 5.50%, 2/22/29 (a)	4,568
4,360,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	4,388
5,410,000	Dominican Republic International Bond 144A, 6.00%, 2/22/33 (a)	5,337
1,380,000	Dominican Republic International Bond 144A, 6.60%, 6/01/36 (a)	1,406
		27,317
Ecuador (USD) (1%)
1,257,250	Ecuador Government International Bond 144A, 5.00%, 7/31/40 (a)	642
7,884,458	Ecuador Government International Bond 144A, 5.50%, 7/31/35 (a)	4,386
2,640,000	Ecuador Government International Bond 144A, 6.90%, 7/31/30 (a)	1,829
5,160,000	Ecuador Government International Bond 144A, 14.41%, 7/31/30 (a)(d)	2,826
		9,683
Egypt (EUR) (1%)
12,580,000	Egypt Government International Bond 144A, 6.38%, 4/11/31 EUR (a)(e)	11,821
Egypt (USD) (1%)
5,195,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	4,568

Principal or Shares	Security Description	Value (000)

2,425,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	$1,830
4,290,000	Egypt Government International Bond 144A, 8.75%, 9/30/51 (a)	3,472
		9,870
El Salvador (USD) (1%)
2,720,000	El Salvador Government International Bond 144A, 0.25%, 4/17/30 (a)	74
2,065,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	1,722
2,040,000	El Salvador Government International Bond 144A, 8.25%, 4/10/32 (a)	1,914
2,720,000	El Salvador Government International Bond 144A, 9.25%, 4/17/30 (a)	2,703
2,845,000	El Salvador Government International Bond 144A, 9.50%, 7/15/52 (a)	2,711
		9,124
Gabon (USD) (0%)
2,888,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	2,310
Ghana (USD) (1%)
705,916	Ghana Government International Bond 144A, 4.72%, 7/03/26 (a)(d)	656
764,738	Ghana Government International Bond 144A, 4.96%, 1/03/30 (a)(d)	581
111,320	Ghana Government International Bond, 5.00%, 7/03/29 (c)	96
7,476,842	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	5,225
4,868,494	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	4,187
160,080	Ghana Government International Bond, 5.00%, 7/03/35 (c)	112
25,482	Ghana Government International Bond, 5.05%, 1/03/30 (c)(d)	19
14,720	Ghana Government International Bond, 5.19%, 7/03/26 (c)(d)	14
		10,890
Guatemala (USD) (1%)
1,247,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	1,201
2,895,000	Guatemala Government Bond 144A, 4.65%, 10/07/41 (a)	2,297
580,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	560
1,855,000	Guatemala Government Bond 144A, 6.60%, 6/13/36 (a)	1,889
		5,947
Hungary (EUR) (1%)
3,395,000	Hungary Government International Bond Series 4Y, 5.00%, 2/22/27 EUR (c)(e)	3,837
Hungary (HUF) (0%)
1,788,040,000	Hungary Government Bond Series 33/A, 2.25%, 4/20/33 HUF (e)	3,409
Hungary (USD) (2%)
2,250,000	Hungary Government International Bond 144A, 2.13%, 9/22/31 (a)	1,806
3,290,000	Hungary Government International Bond 144A, 3.13%, 9/21/51 (a)	2,035

Annual Financial Statements and Other Information   85

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

7,995,000	Hungary Government International Bond 144A, 5.25%, 6/16/29 (a)	$7,933
1,160,000	Hungary Government International Bond 144A, 6.13%, 5/22/28 (a)	1,195
2,170,000	Hungary Government International Bond 144A, 6.25%, 9/22/32 (a)	2,259
3,924,000	Hungary Government International Bond Series 30Y, 7.63%, 3/29/41	4,490
		19,718
India (USD) (0%)
1,675,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	1,706
1,655,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	1,675
		3,381
Indonesia (IDR) (1%)
67,377,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (e)	4,238
58,833,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (e)	4,122
		8,360
Indonesia (USD) (2%)
3,230,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	3,037
3,340,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)(b)	3,628
1,664,000	Perusahaan Listrik Negara PT 144A, 4.88%, 7/17/49 (a)(b)	1,402
2,150,000	Perusahaan Listrik Negara PT 144A, 5.25%, 5/15/47 (a)	1,951
8,075,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A, 4.00%, 6/30/50 (a)	5,898
		15,916
Israel (USD) (0%)
2,255,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c)	2,075
Ivory Coast (EUR) (1%)
4,680,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(e)	4,466
2,050,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)(e)	2,100
		6,566
Ivory Coast (USD) (1%)
3,235,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)	2,940
3,645,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	3,624
2,200,000	Ivory Coast Government International Bond 144A, 8.25%, 1/30/37 (a)	2,194
		8,758
Jordan (USD) (1%)
2,000,000	Jordan Government International Bond 144A, 6.13%, 1/29/26 (a)	1,995
3,000,000	Jordan Government International Bond 144A, 7.75%, 1/15/28 (a)	3,082
		5,077
Kenya (USD) (1%)
1,485,000	Republic of Kenya Government International Bond 144A, 7.00%, 5/22/27 (a)	1,468

Principal or Shares	Security Description	Value (000)

2,785,000	Republic of Kenya Government International Bond 144A, 7.25%, 2/28/28 (a)	$2,672
		4,140
Lebanon (USD) (0%)
2,500,000	Lebanon Government International Bond Series 10Y, 6.00%, 1/27/23 (c)(h)	215
2,550,000	Lebanon Government International Bond, 6.20%, 2/26/25 (c)(h)	220
1,805,000	Lebanon Government International Bond, 6.60%, 11/27/26 (c)(h)	155
1,096,000	Lebanon Government International Bond, 6.65%, 2/26/30 (c)(h)	94
1,540,000	Lebanon Government International Bond Series 15Y, 6.75%, 11/29/27 (c)(h)	132
1,210,000	Lebanon Government International Bond, 6.85%, 5/25/29 (h)	104
2,590,000	Lebanon Government International Bond Series 15YR, 7.00%, 3/23/32 (c)(h)	221
		1,141
Luxembourg (USD) (2%)
3,835,000	EIG Pearl Holdings Sarl 144A, 4.39%, 11/30/46 (a)	3,048
1,700,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	1,705
1,917,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	1,937
445,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)	377
2,385,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	2,506
1,640,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	1,638
3,033,307	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	2,755
		13,966
Malaysia (USD) (0%)
2,105,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	1,877
Mauritius (USD) (0%)
780,750	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	729
520,000	Greenko Solar Mauritius Ltd. 144A, 5.95%, 7/29/26 (a)	517
2,184,681	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	2,121
		3,367
Mexico (MXN) (0%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (e)	803
Mexico (USD) (6%)
2,450,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(f)	2,578
1,890,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (a)(f)(g)	1,847
1,171,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	1,129
1,205,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 3.63%, 5/13/31 (a)	1,062

86  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

3,376,222	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	$3,337
1,730,000	Mexico Government International Bond, 4.88%, 5/19/33	1,595
1,270,000	Mexico Government International Bond, 5.40%, 2/09/28	1,276
1,320,000	Mexico Government International Bond, 6.00%, 5/07/36	1,284
4,720,000	Mexico Government International Bond, 6.34%, 5/04/53	4,398
3,458,000	Petroleos Mexicanos, 6.49%, 1/23/27	3,411
3,640,000	Petroleos Mexicanos, 6.50%, 3/13/27	3,574
6,045,000	Petroleos Mexicanos, 6.63%, 6/15/35	4,959
5,681,000	Petroleos Mexicanos, 6.70%, 2/16/32	5,056
6,034,000	Petroleos Mexicanos, 6.75%, 9/21/47	4,324
4,515,000	Petroleos Mexicanos, 6.95%, 1/28/60	3,220
2,625,000	Petroleos Mexicanos, 7.69%, 1/23/50	2,039
3,190,000	Petroleos Mexicanos, 8.75%, 6/02/29	3,235
2,255,000	Sitios Latinoamerica SAB de CV 144A, 5.38%, 4/04/32 (a)	2,164
		50,488
Montenegro (USD) (0%)
2,990,000	Montenegro Government International Bond 144A, 7.25%, 3/12/31 (a)	3,111
Morocco (USD) (1%)
3,985,000	Morocco Government International Bond 144A, 5.95%, 3/08/28 (a)	4,049
3,680,000	Morocco Government International Bond 144A, 6.50%, 9/08/33 (a)	3,872
		7,921
Netherlands (USD) (0%)
2,620,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	1,831
965,000	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	1,025
		2,856
Nigeria (USD) (2%)
3,470,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	3,139
3,525,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)(b)	3,332
1,540,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	1,392
1,010,000	Nigeria Government International Bond 144A, 7.38%, 9/28/33 (a)	856
4,575,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,726
5,685,000	Nigeria Government International Bond 144A, 8.25%, 9/28/51 (a)	4,542
3,480,000	Nigeria Government International Bond 144A, 8.38%, 3/24/29 (a)	3,361
		20,348
Oman (USD) (3%)
5,175,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	5,186
8,105,000	Oman Government International Bond 144A, 5.63%, 1/17/28 (a)	8,168
4,320,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (a)	4,503
2,360,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	2,380

Principal or Shares	Security Description	Value (000)

2,640,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	$2,737
1,870,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (a)	2,093
		25,067
Pakistan (USD) (1%)
5,345,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (a)	4,533
2,665,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (a)	2,129
		6,662
Panama (USD) (2%)
3,130,000	Panama Government International Bond, 3.87%, 7/23/60	1,771
2,480,000	Panama Government International Bond, 4.30%, 4/29/53	1,577
2,975,000	Panama Government International Bond, 4.50%, 4/16/50	1,984
2,275,000	Panama Government International Bond, 6.40%, 2/14/35	2,183
7,480,000	Panama Government International Bond, 7.50%, 3/01/31	7,876
3,655,000	Panama Government International Bond, 7.88%, 3/01/57	3,829
1,360,000	Panama Government International Bond, 8.00%, 3/01/38	1,436
		20,656
Paraguay (USD) (1%)
2,220,000	Paraguay Government International Bond 144A, 2.74%, 1/29/33 (a)	1,839
1,885,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	1,860
780,000	Paraguay Government International Bond 144A, 6.00%, 2/09/36 (a)	800
1,015,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	1,003
		5,502
Peru (PEN) (3%)
18,835,000	Peru Government Bond, 5.35%, 8/12/40 PEN (e)	4,094
20,300,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(c)(e)	5,597
15,920,000	Peru Government Bond 144A, 7.60%, 8/12/39 PEN (a)(c)(e)	4,331
42,000,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(e)	10,848
		24,870
Peru (USD) (1%)
2,080,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(f)	2,032
450,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 3.25%, 9/30/31 (a)(f)	422
6,085,000	Peruvian Government International Bond, 3.60%, 1/15/72	3,913
1,770,000	Peruvian Government International Bond, 5.88%, 8/08/54	1,754

Annual Financial Statements and Other Information   87

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

490,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)	$504
		8,625
Philippines (USD) (0%)
1,330,000	Philippine Government International Bond, 5.00%, 7/17/33	1,334
2,015,000	Philippine Government International Bond, 5.50%, 1/17/48	2,038
		3,372
Poland (USD) (2%)
2,390,000	Bank Gospodarstwa Krajowego 144A, 5.38%, 5/22/33 (a)	2,378
5,250,000	Bank Gospodarstwa Krajowego 144A, 5.75%, 7/09/34 (a)	5,306
2,900,000	Republic of Poland Government International Bond, 5.50%, 4/04/53	2,813
9,145,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	8,840
		19,337
Qatar (USD) (1%)
3,690,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	3,289
3,345,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	3,177
3,050,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	3,017
		9,483
Romania (EUR) (1%)
2,726,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(e)	2,452
1,730,000	Romanian Government International Bond 144A, 5.63%, 2/22/36 EUR (a)(e)	1,850
		4,302
Romania (USD) (1%)
7,470,000	Romanian Government International Bond 144A, 3.00%, 2/27/27 (a)	7,106
Saudi Arabia (USD) (3%)
5,275,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	4,650
2,135,000	Saudi Arabian Oil Co. 144A, 5.75%, 7/17/54 (a)	2,064
3,780,000	Saudi Government International Bond 144A, 3.25%, 11/17/51 (a)	2,489
7,225,000	Saudi Government International Bond 144A, 3.45%, 2/02/61 (a)	4,646
6,305,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	4,440
5,530,000	Saudi Government International Bond 144A, 5.00%, 1/18/53 (a)	4,866
1,785,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (a)	1,665
		24,820
Senegal (USD) (0%)
3,145,000	Senegal Government International Bond 144A, 6.75%, 3/13/48 (a)	2,228
Serbia (EUR) (1%)
4,305,000	Serbia International Bond 144A, 3.13%, 5/15/27 EUR (a)(e)	4,619

Principal or Shares	Security Description	Value (000)

South Africa (USD) (4%)
2,625,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	$2,630
1,210,000	Eskom Holdings SOC Ltd. 144A, 7.13%, 2/11/25 (a)	1,211
1,805,000	Eskom Holdings SOC Ltd. 144A, 8.45%, 8/10/28 (a)	1,890
2,820,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	2,670
2,700,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	2,123
4,520,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	3,541
6,780,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	6,641
3,495,000	Republic of South Africa Government International Bond, 5.88%, 4/20/32	3,355
6,580,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	6,214
		30,275
South Africa (ZAR) (2%)
109,670,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (e)	4,095
183,555,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (e)	8,722
		12,817
Spain (USD) (0%)
1,422,163	AL Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	1,409
Sri Lanka (USD) (2%)
2,875,000	Sri Lanka Government International Bond 144A, 0.00%, 7/25/22 (d)	1,753
8,345,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	5,153
2,530,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	1,569
1,885,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	1,176
9,055,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	5,688
		15,339
Supranational (INR) (0%)
66,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (e)	774
Supranational (USD) (0%)
1,531,829	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	1,574
485,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)	442
		2,016
Turkey (EUR) (1%)
3,810,000	Turkiye Government International Bond, 5.88%, 5/21/30 EUR (e)	4,304
Turkey (TRY) (1%)
193,565,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (e)	3,905
126,600,000	Turkiye Government Bond Series 10Y, 17.80%, 7/13/33 TRY (e)	2,453
		6,358

88  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Turkey (USD) (3%)
4,910,000	Hazine Mustesarligi Varlik Kiralama AS 144A, 8.51%, 1/14/29 (a)	$5,318
3,170,000	Istanbul Metropolitan Municipality 144A, 10.50%, 12/06/28 (a)	3,468
1,795,000	Turkiye Government International Bond Series 11Y, 4.25%, 4/14/26	1,771
4,270,000	Turkiye Government International Bond Series 30Y, 6.00%, 1/14/41	3,619
2,755,000	Turkiye Government International Bond, 9.13%, 7/13/30	3,081
1,640,000	Vestel Elektronik Sanayi ve Ticaret AS 144A, 9.75%, 5/15/29 (a)	1,642
1,705,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(f)(g)	1,769
		20,668
Ukraine (USD) (1%)
288,922	Ukraine Government International Bond, 1.75%, 2/01/29 (c)	175
109,127	Ukraine Government International Bond 144A, 1.75%, 2/01/29 (a)	66
4,097,407	Ukraine Government International Bond 144A, 1.75%, 2/01/34 (a)	1,959
505,614	Ukraine Government International Bond, 1.75%, 2/01/34 (c)	242
3,761,258	Ukraine Government International Bond 144A, 1.75%, 2/01/35 (a)	1,753
577,845	Ukraine Government International Bond, 1.75%, 2/01/35 (c)	269
72,231	Ukraine Government International Bond, 1.75%, 2/01/36 (c)	33
2,892,488	Ukraine Government International Bond 144A, 1.75%, 2/01/36 (a)	1,333
2,695,000	Ukraine Government International Bond 144A, (N/A + 0.000%), 1.92%, 8/01/41 (a)(d)(i)	1,955
1,561,164	Ukraine Government International Bond 144A, 12.59%, 2/01/36 (a)(d)	759
207,663	Ukraine Government International Bond, 12.59%, 2/01/36 (c)(d)	101
1,873,396	Ukraine Government International Bond 144A, 12.74%, 2/01/35 (a)(d)	918
249,195	Ukraine Government International Bond, 12.74%, 2/01/35 (c)(d)	122
294,881	Ukraine Government International Bond, 16.60%, 2/01/34 (c)(d)	111
2,216,854	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (a)(d)	834
78,912	Ukraine Government International Bond, 18.44%, 2/01/30 (c)(d)	38
593,240	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(d)	288
		10,956
United Arab Emirates (USD) (3%)
9,398,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	8,475
2,215,000	Abu Dhabi Developmental Holding Co. PJSC 144A, 5.25%, 10/02/54 (a)	2,090
3,790,000	Abu Dhabi Government International Bond 144A, 5.50%, 4/30/54 (a)	3,868
2,072,199	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	2,079

Principal or Shares	Security Description	Value (000)

1,580,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	$1,494
1,800,000	UAE International Government Bond 144A, 4.95%, 7/07/52 (a)	1,699
		19,705
United Kingdom (NGN) (0%)
1,495,000,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(d)(e)	811
United States (NGN) (1%)
8,190,970,214	Citigroup Global Markets Holdings Inc. 144A, 25.99%, 3/10/25 NGN (a)(d)(e)	4,442
United States (USD) (2%)
5,045,708	BBFI Liquidating Trust 144A, 1.50%, 12/30/99 (a)(d)	1,646
3,590,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)(b)	3,311
856,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)(b)	822
580,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	570
1,630,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (a)	1,627
4,325,000	SierraCol Energy Andina LLC 144A, 6.00%, 6/15/28 (a)	3,935
		11,911
Uzbekistan (USD) (2%)
11,755,000	Republic of Uzbekistan International Bond 144A, 3.70%, 11/25/30 (a)	9,909
4,550,000	Republic of Uzbekistan International Bond 144A, 5.38%, 2/20/29 (a)	4,335
3,640,000	Republic of Uzbekistan International Bond 144A, 7.85%, 10/12/28 (a)	3,801
		18,045
Venezuela (USD) (0%)
3,630,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (c)(h)	361
3,220,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (c)(h)	314
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/20 (c)(h)	1,017
2,890,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)(h)	297
1,640,000	Petroleos de Venezuela SA, 12.75%, 2/17/22 (c)(h)	184
1,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (c)(h)	192
4,560,000	Venezuela Government International Bond, 7.65%, 4/21/25 (c)(h)	617
12,920,000	Venezuela Government International Bond, 7.75%, 10/13/19 (c)(h)	1,675
3,375,000	Venezuela Government International Bond, 8.25%, 10/13/24 (c)(h)	470
4,870,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)	752
		5,879
Virgin Islands (British) (USD) (0%)
1,100,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	1,056

Annual Financial Statements and Other Information   89

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)

Zambia (USD) (1%)
2,426,963	Zambia Government International Bond 144A, 0.50%, 12/31/53 (a)	$1,327
10,606,418	Zambia Government International Bond 144A, 5.75%, 6/30/33 (a)	9,340
		10,667
Total Bonds (Cost - $851,302)		821,635
Investment Company (3%)
22,078,607	Payden Cash Reserves Money Market Fund* (Cost - $22,079)	22,079
Total Investments (Cost - $873,381) (100%)		843,714
Liabilities in excess of Other Assets ((0)%)		(1,796)
Net Assets (100%)		$841,918

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $6,175 and the total market value of the collateral held by the Fund is $6,450. Amounts in 000s.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.
(e)	Principal in foreign currency.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(g)	Perpetual security with no stated maturity date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
INR 638,620	USD 7,552	BNP PARIBAS	01/13/2025	$18
TRY 25,345	USD 683	HSBC Bank USA, N.A.	11/13/2024	46
USD 8,674	PHP 497,190	Barclays Bank PLC	11/15/2024	120
USD 1,792	COP 7,570,000	BNP PARIBAS	11/08/2024	83
USD 4,394	MXN 87,950	BNP PARIBAS	11/25/2024	18
USD 4,480	CZK 101,080	BNP PARIBAS	12/12/2024	133
USD 4,329	HUF 1,565,400	BNP PARIBAS	12/12/2024	167
USD 13,574	ZAR 238,670	BNP PARIBAS	01/15/2025	126
USD 8,815	PLN 35,273	BNP PARIBAS	02/10/2025	35
USD 4,243	COP 17,452,000	Citibank, N.A.	11/08/2024	304
USD 35,615	PEN 133,964	HSBC Bank USA, N.A.	11/08/2024	117
USD 17,936	BRL 100,732	HSBC Bank USA, N.A.	11/14/2024	541
USD 5,487	MXN 108,200	HSBC Bank USA, N.A.	11/25/2024	103
USD 8,916	CNH 62,563	HSBC Bank USA, N.A.	02/10/2025	72
USD 2,461	PEN 9,284	HSBC Bank USA, N.A.	02/13/2025	3
USD 48,391	EUR 43,160	HSBC Bank USA, N.A.	03/19/2025	1,145
USD 1,661	PEN 6,232	Morgan Stanley	11/08/2024	9
USD 20,692	BRL 115,065	Morgan Stanley	11/14/2024	821
USD 4,581	COP 19,792,000	Wells Fargo & Co	11/08/2024	114

				3,975

Liabilities:
BRL 14,709	USD 2,569	Morgan Stanley	11/14/2024	(29)
CLP 4,104,200	USD 4,432	Barclays Bank PLC	02/04/2025	(165)
HUF 160,400	USD 444	BNP PARIBAS	12/12/2024	(18)
IDR 64,276,000	USD 4,089	BNP PARIBAS	01/13/2025	(3)
KZT 1,491,700	USD 3,007	Barclays Bank PLC	02/12/2025	(30)
KZT 2,946,000	USD 6,036	BNP PARIBAS	02/12/2025	(156)
MXN 86,550	USD 4,459	BNP PARIBAS	11/25/2024	(152)
PEN 53,386	USD 14,196	Barclays Bank PLC	11/08/2024	(50)
PHP 497,190	USD 8,793	Barclays Bank PLC	11/15/2024	(238)

90  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
USD 8,785	THB 298,080	Barclays Bank PLC	11/15/2024	(57)

				(898)

Net Unrealized Appreciation (Depreciation)				$3,077

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	586	Dec-24	$120,684	$(552)	$(552)
Short Contracts:
U.S. 10-Year Ultra Future	241	Dec-24	(27,414)	754	754

Total Futures					$202

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly, Pay Variable 10.743% (MXIBTIIE) 28 days	04/28/2026	MXN 525,100	$176	$—	$176
2-Year Interest Rate Swap, Receive Fixed 9.640% Monthly, Pay Variable 11.245% (MXIBTIIE) 28 days	08/03/2026	MXN 550,000	(105)	—	(105)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually, Receive Variable 3.263% (ESTRON) Annually	10/17/2030	EUR 2,250	119	—	119
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay Variable 4.831% (SOFRRATE) Annually	10/17/2030	USD 2,534	(137)	—	(137)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually, Receive Variable 3.853% (ESTRON) Annually	10/30/2031	EUR 5,215	153	—	153
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay Variable 5.417% (SOFRRATE) Annually	10/30/2031	USD 5,530	(427)	—	(427)

			$(221)	$—	$(221)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$6,175
Non-cash Collateral[2]	(6,175)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information   91

   Payden Emerging Markets Local Bond Fund

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Bonds (91%)
Brazil (BRL) (12%)
2,500,000	Brazil Letras do Tesouro Nacional, 10.30%, 7/01/25 BRL (a)(b)	$401
7,200,000	Brazil Letras do Tesouro Nacional, 10.36%, 4/01/25 BRL (a)(b)	1,191
825,944	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (b)	132
12,800,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25 BRL (b)	2,208
6,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/27 BRL (b)	1,003
8,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (b)	1,282
9,400,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (b)	1,443
7,600,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (b)	1,145
		8,805
China (CNY) (8%)
5,500,000	China Government Bond Series 2216, 2.50%, 7/25/27 CNY (b)	790
1,400,000	China Government Bond, 2.52%, 8/25/33 CNY (b)	202
9,500,000	China Government Bond, 2.75%, 6/15/29 CNY (b)	1,389
14,450,000	China Government Bond, 2.76%, 5/15/32 CNY (b)	2,125
3,000,000	China Government Bond, 3.02%, 10/22/25 CNY (b)	429
980,000	China Government Bond, 3.19%, 4/15/53 CNY (b)	162
4,790,000	China Government Bond Series 1906, 3.29%, 5/23/29 CNY (b)	720
		5,817
Colombia (COP) (4%)
1,738,665,390	Colombian TES, 3.75%, 2/25/37 COP (b)	335
1,673,000,000	Colombian TES Series B, 5.75%, 11/03/27 COP (b)	342
603,000,000	Colombian TES Series B, 6.00%, 4/28/28 COP (b)	121
1,902,100,000	Colombian TES Series B, 7.00%, 3/26/31 COP (b)	365
6,720,200,000	Colombian TES Series B, 7.25%, 10/26/50 COP (b)	987
3,845,000,000	Colombian TES Series B, 9.25%, 5/28/42 COP (b)	724
1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (b)(c)	297
		3,171
Colombia (USD) (0%)
230,000	Ecopetrol SA, 8.38%, 1/19/36	225
Czech Republic (CZK) (3%)
28,630,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (b)	852
22,570,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (b)	822

Principal or Shares	Security Description	Value (000)

7,930,000	Czech Republic Government Bond Series 151, 4.90%, 4/14/34 CZK (b)	$362
		2,036
Dominican Republic (DOP) (2%)
43,760,000	Dominican Republic Central Bank Notes 144A, 10.50%, 1/17/25 DOP (b)(c)	725
25,200,000	Dominican Republic International Bond 144A, 10.75%, 6/01/36 DOP (b)(c)	450
28,000,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (b)(c)	570
		1,745
Hungary (HUF) (2%)
628,420,000	Hungary Government Bond Series 30/A, 3.00%, 8/21/30 HUF (b)	1,386
29,580,000	Hungary Government Bond Series 41/A, 3.00%, 4/25/41 HUF (b)	49
29,620,000	Hungary Government Bond Series 32/A, 4.75%, 11/24/32 HUF (b)	69
		1,504
Indonesia (IDR) (9%)
24,801,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 IDR (b)	1,560
8,527,000,000	Indonesia Treasury Bond Series 100, 6.63%, 2/15/34 IDR (b)	536
36,066,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (b)	2,323
9,805,000,000	Indonesia Treasury Bond Series FR97, 7.13%, 6/15/43 IDR (b)	631
5,100,000,000	Indonesia Treasury Bond Series FR72, 8.25%, 5/15/36 IDR (b)	357
8,511,000,000	Indonesia Treasury Bond Series FR68, 8.38%, 3/15/34 IDR (b)	597
4,491,000,000	Indonesia Treasury Bond Series FR79, 8.38%, 4/15/39 IDR (b)	322
		6,326
Ivory Coast (EUR) (0%)
200,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (b)(c)	191
Ivory Coast (USD) (0%)
200,000	Ivory Coast Government International Bond 144A, 8.25%, 1/30/37 (c)	199
Malaysia (MYR) (5%)
3,220,000	Malaysia Government Bond Series 0219, 3.89%, 8/15/29 MYR (b)	742
5,450,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 MYR (b)	1,338
2,800,000	Malaysia Government Bond Series 0317, 4.76%, 4/07/37 MYR (b)	687
3,200,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (b)	798
		3,565
Mexico (MXN) (6%)
4,730,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (b)	225
8,110,000	America Movil SAB de CV, 10.13%, 1/22/29 MXN (b)	400
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (b)	217

92  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

26,280,000	Mexican Bonos Series M, 5.50%, 3/04/27 MXN (b)	$1,193
9,750,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (b)	386
13,640,000	Mexican Bonos Series M, 8.00%, 11/07/47 MXN (b)	545
13,190,000	Mexican Bonos Series M, 8.50%, 5/31/29 MXN (b)	625
18,700,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (b)	819
		4,410
Oman (USD) (0%)
200,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (c)	224
Paraguay (PYG) (1%)
2,625,000,000	Paraguay Government International Bond 144A, 7.90%, 2/09/31 PYG (b)(c)	338
Peru (PEN) (5%)
1,510,000	Banco de Credito del Peru S.A. 144A, 7.85%, 1/11/29 PEN (b)(c)	426
5,406,000	Peru Government Bond, 5.35%, 8/12/40 PEN (b)	1,175
565,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (b)(c)(d)	156
1,910,000	Peru Government Bond 144A, 7.60%, 8/12/39 PEN (b)(c)(d)	519
4,255,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (b)(c)	1,099
		3,375
Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (b)	288
Poland (PLN) (4%)
4,640,000	Republic of Poland Government Bond Series 0432, 1.75%, 4/25/32 PLN (b)	880
3,640,000	Republic of Poland Government Bond Series 1034, 5.00%, 10/25/34 PLN (b)	847
3,870,000	Republic of Poland Government Bond Series 1033, 6.00%, 10/25/33 PLN (b)	973
		2,700
Romania (RON) (2%)
1,735,000	Romania Government Bond Series 5Y, 4.25%, 4/28/36 RON (b)	304
2,530,000	Romania Government Bond Series 15Y, 4.75%, 10/11/34 RON (b)	474
3,380,000	Romania Government Bond Series 15YR, 5.80%, 7/26/27 RON (b)	734
		1,512
South Africa (ZAR) (9%)
3,960,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (b)	148
53,440,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (b)	2,539
17,635,000	Republic of South Africa Government Bond Series 2048, 8.75%, 2/28/48 ZAR (b)	802
18,910,000	Republic of South Africa Government Bond Series 2035, 8.88%, 2/28/35 ZAR (b)	961
34,380,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (b)	1,638

Principal or Shares	Security Description	Value (000)

6,480,000	Republic of South Africa Government Bond Series R186, 10.50%, 12/21/26 ZAR (b)	$383
		6,471
South Korea (MXN) (0%)
5,000,000	Export-Import Bank of Korea Series 19, 7.93%, 7/30/26 MXN (b)	243
Supranational (COP) (1%)
2,806,000,000	Asian Development Bank, 11.20%, 1/31/25 COP (b)	635
2,000,000,000	Corp. Andina de Fomento, 6.77%, 5/24/28 COP (b)(d)	399
		1,034
Supranational (INR) (5%)
122,000,000	European Bank for Reconstruction & Development, 6.75%, 3/14/31 INR (b)	1,430
113,000,000	Inter-American Development Bank, 7.00%, 4/17/33 INR (b)	1,340
16,000,000	Inter-American Development Bank, 7.00%, 8/08/33 INR (b)	190
47,000,000	Inter-American Development Bank, 7.35%, 10/06/30 INR (b)	567
31,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28 INR (b)	375
		3,902
Supranational (MXN) (1%)
7,500,000	Corp. Andina de Fomento, 6.82%, 2/22/31 MXN (b)(d)	309
Thailand (THB) (5%)
40,880,000	Thailand Government Bond, 1.59%, 12/17/35 THB (b)	1,108
15,590,000	Thailand Government Bond, 2.00%, 12/17/31 THB (b)	453
17,570,000	Thailand Government Bond, 2.00%, 6/17/42 THB (b)	464
13,310,000	Thailand Government Bond, 2.88%, 6/17/46 THB (b)	384
21,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (b)	685
22,555,000	Thailand Government Bond, 3.45%, 6/17/43 THB (b)	721
		3,815
Turkey (TRY) (2%)
43,915,000	Turkiye Government Bond Series 5Y, 17.30%, 7/19/28 TRY (b)	886
36,225,000	Turkiye Government Bond Series 10Y, 17.80%, 7/13/33 TRY (b)	702
		1,588
Ukraine (USD) (0%)
30,916	Ukraine Government International Bond 144A, 1.75%, 2/01/34 (c)	15
33,294	Ukraine Government International Bond 144A, 1.75%, 2/01/35 (c)	15
30,916	Ukraine Government International Bond 144A, 1.75%, 2/01/36 (c)	14
13,674	Ukraine Government International Bond 144A, 12.59%, 2/01/36 (a)(c)	7
16,409	Ukraine Government International Bond 144A, 12.74%, 2/01/35 (a)(c)	8
19,418	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (a)(c)	7

Annual Financial Statements and Other Information   93

  Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)

5,196	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(c)	$3
		69
United Kingdom (IDR) (1%)
8,600,000,000	Standard Chartered Bank 144A, 6.50%, 2/20/31 IDR (b)(c)	541
United Kingdom (NGN) (0%)
316,800,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(b)(c)	172
United States (EGP) (1%)
30,125,013	Citigroup Global Markets Holdings Inc. 144A, 32.55%, 3/13/25 EGP (a)(b)(c)	560
United States (IDR) (1%)
6,394,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 IDR (b)(c)	465
United States (NGN) (1%)
339,000,000	Citigroup Global Markets Holdings Inc. 144A, 22.84%, 3/10/25 NGN (a)(b)(c)	184
1,589,873,418	Citigroup Global Markets Holdings Inc. 144A, 25.99%, 3/10/25 NGN (a)(b)(c)	862
		1,046
Uruguay (UYU) (0%)
5,570,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (b)	127

Principal or Shares	Security Description	Value (000)

Uzbekistan (UZS) (1%)
2,500,000,000	Republic of Uzbekistan International Bond 144A, 16.25%, 10/12/26 UZS (b)(c)	$197
3,140,000,000	Republic of Uzbekistan International Bond 144A, 16.63%, 5/29/27 UZS (b)(c)	243
		440
Total Bonds (Cost - $70,557)		67,213
Investment Company (6%)
4,448,023	Payden Cash Reserves Money Market Fund*
	(Cost - $4,448)	4,448
Total Investments (Cost - $75,005) (97%)		71,661
Other Assets, net of Liabilities (3%)		2,412
Net Assets (100%)		$74,073

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
INR 118,680	USD 1,404	BNP PARIBAS	01/13/2025	$3
THB 113,070	USD 3,268	Barclays Bank PLC	11/15/2024	86
TRY 3,687	USD 99	HSBC Bank USA, N.A.	11/13/2024	7
USD 1,043	PHP 59,770	Barclays Bank PLC	11/15/2024	14
USD 874	THB 29,010	Barclays Bank PLC	11/15/2024	13
USD 741	TND 2,265	BNP PARIBAS	11/04/2024	13
USD 1,329	COP 5,614,000	BNP PARIBAS	11/08/2024	62
USD 585	CZK 13,210	BNP PARIBAS	12/12/2024	17
USD 554	HUF 200,400	BNP PARIBAS	12/12/2024	22
USD 890	ZAR 15,650	BNP PARIBAS	01/15/2025	8
USD 751	PLN 3,004	BNP PARIBAS	02/10/2025	3
USD 520	COP 2,137,000	Citibank, N.A.	11/08/2024	37
USD 201	COP 845,000	HSBC Bank USA, N.A.	11/08/2024	11
USD 4,740	PEN 17,783	HSBC Bank USA, N.A.	11/08/2024	28
USD 1,238	BRL 6,992	HSBC Bank USA, N.A.	11/14/2024	31
USD 206	MXN 3,940	HSBC Bank USA, N.A.	11/25/2024	10
USD 640	CNH 4,493	HSBC Bank USA, N.A.	02/10/2025	5
USD 276	PEN 1,040	HSBC Bank USA, N.A.	02/13/2025	–
USD 2,158	EUR 1,925	HSBC Bank USA, N.A.	03/19/2025	51
USD 2,025	BRL 11,089	Morgan Stanley	11/14/2024	110
USD 533	COP 2,301,000	Wells Fargo & Co.	11/08/2024	13
ZAR 11,390	USD 637	BNP PARIBAS	01/15/2025	5

				549

94  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
CLP 1,611,968	USD 1,758	Barclays Bank PLC	02/04/2025	$(82)
CNH 10,497	USD 1,494	HSBC Bank USA, N.A.	02/10/2025	(10)
COP 807,000	USD 189	BNP PARIBAS	11/08/2024	(7)
COP 1,101,000	USD 264	Citibank, N.A.	11/08/2024	(16)
CZK 57,620	USD 2,530	BNP PARIBAS	12/12/2024	(52)
HUF 300,100	USD 831	BNP PARIBAS	12/12/2024	(33)
HUF 52,000	USD 140	Morgan Stanley	12/12/2024	(2)
IDR 16,391,000	USD 1,043	BNP PARIBAS	01/13/2025	(1)
KZT 110,900	USD 224	Barclays Bank PLC	02/12/2025	(2)
KZT 265,100	USD 543	BNP PARIBAS	02/12/2025	(14)
MXN 25,320	USD 1,298	BNP PARIBAS	11/25/2024	(38)
MXN 16,720	USD 840	HSBC Bank USA, N.A.	11/25/2024	(8)
MYR 13,241	USD 3,043	Barclays Bank PLC	12/11/2024	(13)
PEN 5,026	USD 1,336	Barclays Bank PLC	11/08/2024	(5)
PEN 370	USD 99	HSBC Bank USA, N.A.	11/08/2024	(1)
PEN 606	USD 161	Morgan Stanley	11/08/2024	(1)
PHP 43,220	USD 764	Barclays Bank PLC	11/15/2024	(21)
PLN 10,302	USD 2,608	BNP PARIBAS	02/10/2025	(44)
RON 5,701	USD 1,253	BNP PARIBAS	11/20/2024	(7)
TND 2,265	USD 731	BNP PARIBAS	11/04/2024	(3)
USD 533	INR 45,020	Barclays Bank PLC	01/13/2025	–
USD 1,069	INR 90,270	BNP PARIBAS	01/13/2025	(1)

				(361)

Net Unrealized Appreciation (Depreciation)				$188

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	49	Dec-24	$10,091	$(46)	$(46)

Short Contracts:
U.S. 10-Year Ultra Future	20	Dec-24	(2,275)	44	44
U.S. Treasury 10-Year Note Future	23	Dec-24	(2,541)	38	38

					82

Total Futures					$36

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year Interest Rate Swap, Receive Fixed 10.44% 28 Days, Pay Variable 10.74% (MXIBTIIE) 28 Days	04/28/2026	MXN 73,700	$25	$—	$25
2-Year Interest Rate Swap, Receive Fixed 9.64% 28 Days, Pay Variable 11.25% (MXIBTIIE) 28 Days	08/03/2026	MXN 100,000	(19)	—	(19)
2-Year Interest Rate Swap, Receive Fixed 9.765% 28 Days, Pay Variable 10.74% (MXIBTIIE) 28 Days	03/20/2026	MXN 46,300	(9)	—	(9)
5-Year Interest Rate Swap, Receive Fixed 1.801% Quarterly, Pay Variable 1.85% (CNRR007) Quarterly	08/09/2029	CNY 2,230	1	—	1

Annual Financial Statements and Other Information   95

   Payden Emerging Markets Local Bond Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly, Pay Variable 1.93% (CNRR007) Quarterly	04/25/2027	CNY 3,740	10	—	10

			$8	$—	$8

See notes to financial statements.

96  Payden Mutual Funds

Payden Emerging Markets Corporate Bond Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Bonds (92%)
Argentina (USD) (0%)
220,000	Telecom Argentina SA 144A, 9.50%, 7/18/31 (a)	$227
Austria (USD) (1%)
220,000	BRF GmbH 144A, 4.35%, 9/29/26 (a)	216
200,000	Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a)	200
200,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a)(b)	209
455,000	LD Celulose International GmbH 144A, 7.95%, 1/26/32 (a)	466
		1,091
Bahamas (USD) (1%)
1,050,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)(b)	959
Bermuda (USD) (2%)
300,000	CBQ Finance Ltd., 2.00%, 9/15/25 (c)	292
225,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	212
500,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	500
360,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	339
200,000	Tengizchevroil Finance Co. International Ltd. 144A, 3.25%, 8/15/30 (a)	170
		1,513
Brazil (USD) (2%)
395,000	Banco do Brasil SA 144A, 4.63%, 1/15/25 (a)	395
200,000	BRF SA 144A, 4.88%, 1/24/30 (a)	187
365,000	BRF SA 144A, 5.75%, 9/21/50 (a)	300
220,000	Centrais Eletricas Brasileiras SA 144A, 6.50%, 1/11/35 (a)	216
606,392	Samarco Mineracao SA 144A, 9.00%, 6/30/31 (a)	576
		1,674
Canada (USD) (3%)
670,000	Aris Mining Corp. 144A, 6.88%, 8/09/26 (a)	681
200,000	Aris Mining Corp. 144A, 8.00%, 10/31/29 (a)	201
205,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (a)	214
1,360,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	1,377
		2,473
Cayman Islands (USD) (10%)
155,000	ABRA Global Finance 144A, 14.00%, 10/22/29 (a)	157
200,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	193
350,636	Bioceanico Sovereign Certificate Ltd. 144A, 2.81%, 6/05/34 (a)(d)	274
214,000	C&W Senior Finance Ltd. 144A, 6.88%, 9/15/27	212
615,000	Cosan Overseas Ltd., 8.25% (c)(e)	627
600,000	Country Garden Holdings Co. Ltd., 3.30%, 1/12/31 (c)(f)	59
200,000	Country Garden Holdings Co. Ltd., 5.13%, 1/14/27 (c)(f)	20
200,000	Dar Al-Arkan Sukuk Co. Ltd., 7.75%, 2/07/26 (c)	204

Principal or Shares	Security Description	Value (000)

200,000	DP World Crescent Ltd. 144A, 4.85%, 9/26/28 (a)	$200
500,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	491
200,000	Gran Tierra Energy International Holdings Ltd. 144A, 6.25%, 2/15/25 (a)	195
240,000	IHS Holding Ltd. 144A, 6.25%, 11/29/28 (a)	225
200,000	Kaisa Group Holdings Ltd., 11.50%, 1/30/23 (c)(f)	10
200,000	Kingston Airport Revenue Finance Ltd. 144A, 6.75%, 12/15/36 (a)	204
650,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	697
202,684	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	202
600,000	MAF Global Securities Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.893%), 7.88% (c)(e)(g)	621
500,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (a)	495
200,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (a)	184
220,000	Melco Resorts Finance Ltd. 144A, 5.75%, 7/21/28 (a)	210
400,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	406
200,000	MGM China Holdings Ltd. 144A, 7.13%, 6/26/31 (a)	203
360,000	QNB Finance Ltd., 2.63%, 5/12/25 (c)	355
250,000	QNB Finance Ltd., 2.75%, 2/12/27 (c)	239
390,000	SA Global Sukuk Ltd. 144A, 1.60%, 6/17/26 (a)(b)	371
440,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	443
255,000	Sands China Ltd., 3.80%, 1/08/26	250
215,000	Shimao Group Holdings Ltd., 5.60%, 7/15/26 (c)(f)	14
215,000	Vale Overseas Ltd., 6.40%, 6/28/54	216
325,000	Weibo Corp., 3.38%, 7/08/30 (b)	292
		8,269
Chile (USD) (4%)
405,000	AES Andes SA 144A, 6.30%, 3/15/29 (a)	414
768,056	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	578
240,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(e)(g)	254
652,143	Chile Electricity PEC SpA 144A, 3.13%, 1/25/28 (a)(d)	547
200,000	Engie Energia Chile SA 144A, 6.38%, 4/17/34 (a)	204
280,000	Sociedad de Transmision Austral SA 144A, 4.00%, 1/27/32 (a)	250
220,000	Sociedad Quimica y Minera de Chile SA 144A, 5.50%, 9/10/34 (a)	211
600,000	Sociedad Quimica y Minera de Chile SA 144A, 6.50%, 11/07/33 (a)	627
200,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (a)	177
		3,262

Annual Financial Statements and Other Information   97

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

Colombia (USD) (3%)
400,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.944%), 4.63%, 12/18/29 (g)	$398
405,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	351
360,000	Ecopetrol SA, 8.38%, 1/19/36	352
200,000	Ecopetrol SA, 8.88%, 1/13/33	206
450,000	Grupo Energia Bogota SA ESP 144A, 7.85%, 11/09/33 (a)	508
420,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	399
400,000	Transportadora de Gas Internacional SA ESP 144A, 5.55%, 11/01/28 (a)	397
		2,611
Czech Republic (USD) (0%)
200,000	Energo-Pro AS 144A, 11.00%, 11/02/28 (a)	215
Hong Kong (USD) (0%)
200,000	Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a)	216
India (USD) (4%)
339,500	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt. Ltd./Wardha Solar Maharash 144A, 4.63%, 10/15/39 (a)	285
200,000	Bharti Airtel Ltd. 144A, 4.38%, 6/10/25 (a)	199
205,000	Continuum Green Energy India Pvt./Co.-Issuers 144A, 7.50%, 6/26/33 (a)	212
200,000	ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a)	198
455,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	463
260,000	Power Finance Corp. Ltd., 4.50%, 6/18/29 (c)	252
250,000	Reliance Industries Ltd. 144A, 3.63%, 1/12/52 (a)	182
430,000	SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/ UBEPL 144A, 7.80%, 7/31/31 (a)	435
200,000	Shriram Finance Ltd. 144A, 4.15%, 7/18/25 (a)	198
220,000	Shriram Finance Ltd. 144A, 6.15%, 4/03/28 (a)	218
480,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	486
425,000	Summit Digitel Infrastructure Ltd. 144A, 2.88%, 8/12/31 (a)	364
		3,492
Indonesia (USD) (1%)
200,000	Cikarang Listrindo Tbk PT 144A, 4.95%, 9/14/26 (a)	199
435,000	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 6/09/31 (c)	388
400,000	Sorik Marapi Geothermal Power PT 144A, 7.75%, 8/05/31 (a)	397
		984
Isle of Man (USD) (1%)
485,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	499
Israel (USD) (1%)
295,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (a)(c)	287
260,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c)	239
		526
Japan (USD) (0%)
200,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (a)	217

Principal or Shares	Security Description	Value (000)

Kazakhstan (USD) (0%)
200,000	KazMunayGas National Co. JSC 144A, 5.38%, 4/24/30 (a)	$198
Luxembourg (USD) (7%)
220,000	Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (a)	225
200,000	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	42
220,000	Chile Electricity Lux Mpc II Sarl 144A, 5.58%, 10/20/35 (a)	219
365,000	Consolidated Energy Finance SA 144A, 12.00%, 2/15/31 (a)	356
200,000	CSN Resources SA 144A, 5.88%, 4/08/32 (a)	166
200,000	CSN Resources SA 144A, 8.88%, 12/05/30 (a)(b)	201
200,000	EIG Pearl Holdings Sarl, 4.39%, 11/30/46 (c)	159
392,563	Gol Finance SA 144A, (1 mo. Term Secured Overnight Financing Rate + 10.500%), 15.19%, 1/29/25 (a)(b)(g)	411
200,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	201
227,741	Guara Norte Sarl 144A, 5.20%, 6/15/34 (a)	216
607,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	613
187,159	MC Brazil Downstream Trading Sarl 144A, 7.25%, 6/30/31 (a)	159
290,000	MHP Lux SA 144A, 6.95%, 4/03/26 (a)	262
245,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (a)	221
510,000	Minerva Luxembourg SA 144A, 4.38%, 3/18/31 (a)	432
755,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	793
270,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	270
200,000	OHI Group SA 144A, 13.00%, 7/22/29 (a)	198
285,000	Raizen Fuels Finance SA 144A, 6.45%, 3/05/34 (a)	291
648,742	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	589
200,000	Unigel Luxembourg SA, 8.75%, 10/01/26 (c)(f)	53
		6,077
Malaysia (USD) (0%)
200,000	GENM Capital Labuan Ltd. 144A, 3.88%, 4/19/31 (a)	179
Mauritius (USD) (1%)
173,500	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	162
300,000	Greenko Solar Mauritius Ltd. 144A, 5.95%, 7/29/26 (a)(b)	298
291,455	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	283
		743
Mexico (USD) (9%)
200,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(e)(g)	193
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.034%), 6.63% (a)(e)(g)	181
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.353%), 7.63% (a)(e)(g)	199

98  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 7.53%, 10/01/28 (a)(g)	$842
430,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 5.35%, 11/12/29 (a)(g)	430
580,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(g)	610
830,000	Becle SAB de CV 144A, 2.50%, 10/14/31 (a)	677
200,000	Braskem Idesa SAPI 144A, 7.45%, 11/15/29 (a)	159
260,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (a)(e)(g)	254
200,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	193
245,000	Cibanco SA Institucion de Banca Multiple Trust CIB/3332 144A, 4.38%, 7/22/31 (a)	206
200,000	Coca-Cola Femsa SAB de CV, 2.75%, 1/22/30	181
260,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 3.63%, 5/13/31 (a)	229
373,063	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	369
455,000	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	457
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	200
220,000	Grupo Aeromexico SAB de CV 144A, 8.63%, 11/15/31 (a)	220
169,355	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	167
440,000	Orbia Advance Corp. SAB de CV 144A, 1.88%, 5/11/26 (a)	416
430,000	Orbia Advance Corp. SAB de CV 144A, 5.88%, 9/17/44 (a)	376
415,000	Petroleos Mexicanos, 4.50%, 1/23/26	404
350,000	Petroleos Mexicanos, 6.49%, 1/23/27	345
220,000	Petroleos Mexicanos, 6.63%, 6/15/38	168
70,000	Petroleos Mexicanos, 6.75%, 9/21/47	50
315,000	Sitios Latinoamerica SAB de CV 144A, 5.38%, 4/04/32 (a)	302
		7,828
Netherlands (USD) (6%)
680,000	Braskem Netherlands Finance BV 144A, 7.25%, 2/13/33 (a)	660
400,000	Braskem Netherlands Finance BV 144A, 8.50%, 1/12/31 (a)	414
215,000	Braskem Netherlands Finance BV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.220%), 8.50%, 1/23/81 (a)(g)	218
300,000	Embraer Netherlands Finance BV 144A, 7.00%, 7/28/30 (a)	318
200,000	IHS Netherlands Holdco BV 144A, 8.00%, 9/18/27 (a)	200
205,000	MEGlobal BV 144A, 2.63%, 4/28/28 (a)	187
230,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	217
430,000	Petrobras Global Finance BV, 5.30%, 1/27/25	429
200,000	Prosus NV 144A, 3.06%, 7/13/31 (a)	171
200,000	Prosus NV, 3.06%, 7/13/31 (b)(c)	171
515,000	Prosus NV 144A, 3.83%, 2/08/51 (a)	346

Principal or Shares	Security Description	Value (000)

415,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	$290
500,000	Prosus NV 144A, 4.99%, 1/19/52 (a)	405
295,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28	302
260,000	Teva Pharmaceutical Finance Netherlands III BV, 8.13%, 9/15/31 (b)	291
405,000	Yinson Boronia Production BV 144A, 8.95%, 7/31/42 (a)	430
		5,049
Nigeria (USD) (0%)
200,000	SEPLAT Energy PLC 144A, 7.75%, 4/01/26 (a)	200
Panama (USD) (1%)
200,000	Aeropuerto Internacional de Tocumen SA 144A, 4.00%, 8/11/41 (a)	157
200,000	Panama Government International Bond, 7.88%, 3/01/57	210
249,452	UEP Penonome II SA 144A, 6.50%, 10/01/38 (a)	223
		590
Peru (USD) (3%)
200,000	Banco BBVA Peru SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.002%), 6.20%, 6/07/34 (a)(g)	204
355,000	Banco de Credito del Peru S.A. 144A, 2.70%, 1/11/25 (a)	353
415,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(g)	405
260,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.240%), 5.80%, 3/10/35 (a)(g)	255
200,000	Consorcio Transmantaro SA 144A, 4.70%, 4/16/34 (a)(b)	188
351,560	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	355
220,000	Niagara Energy SAC 144A, 5.75%, 10/03/34 (a)	215
420,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 144A, 6.24%, 7/03/36 (a)(b)	432
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 144A, 3.75%, 8/02/28 (a)	183
		2,590
Saudi Arabia (USD) (1%)
420,000	Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a)	404
Singapore (USD) (1%)
600,000	Continuum Energy Aura Pte Ltd. 144A, 9.50%, 2/24/27 (a)	630
South Korea (USD) (1%)
420,000	Kia Corp. 144A, 3.25%, 4/21/26 (a)	411
200,000	Kookmin Bank 144A, 2.50%, 11/04/30 (a)	171
400,000	LG Electronics Inc. 144A, 5.63%, 4/24/27 (a)	406
200,000	SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)	215
		1,203
Spain (USD) (1%)
191,666	AL Candelaria -spain- SA 144A, 7.50%, 12/15/28 (a)	190
200,000	Banco Bilbao Vizcaya Argentaria SA, (5 yr. Swap Semi 30/360 USD + 3.870%), 6.13% (b)(e)(g)	194

Annual Financial Statements and Other Information   99

Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

340,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/ Prime Energia SpA 144A, 5.38%, 12/30/30 (a)	$294
200,000	Termocandelaria Power SA 144A, 7.75%, 9/17/31 (a)	201
		879
Sri Lanka (USD) (0%)
250,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	157
Supranational (USD) (1%)
195,146	Borr IHC Ltd./Borr Finance LLC 144A, 10.38%, 11/15/30 (a)	202
570,883	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 5/25/27	574
200,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)	182
		958
Turkey (USD) (3%)
210,000	Eregli Demir ve Celik Fabrikalari TAS 144A, 8.38%, 7/23/29 (a)	216
215,000	GDZ Elektrik Dagitim AS 144A, 9.00%, 10/15/29 (a)	206
300,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	292
591,069	Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A, 9.50%, 7/10/36 (a)	560
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. Swap Semi 30/360 USD + 4.220%), 7.18%, 5/24/27 (a)(g)	203
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.090%), 8.38%, 2/28/34 (a)(g)	205
200,000	Ulker Biskuvi Sanayi AS 144A, 7.88%, 7/08/31 (a)	205
410,000	Vestel Elektronik Sanayi ve Ticaret AS 144A, 9.75%, 5/15/29 (a)	411
245,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(e)(g)	254
220,000	Zorlu Enerji Elektrik Uretim AS 144A, 11.00%, 4/23/30 (a)	221
		2,773
Ukraine (USD) (0%)
46,511	Ukraine Government International Bond 144A, 1.75%, 2/01/34 (a)	22
36,175	Ukraine Government International Bond 144A, 1.75%, 2/01/35 (a)	17
20,672	Ukraine Government International Bond 144A, 1.75%, 2/01/36 (a)	9
14,858	Ukraine Government International Bond 144A, 12.59%, 2/01/36 (a)(d)	7
17,829	Ukraine Government International Bond 144A, 12.74%, 2/01/35 (a)(d)	9
21,097	Ukraine Government International Bond 144A, 16.60%, 2/01/34 (a)(d)	8
5,646	Ukraine Government International Bond 144A, 18.44%, 2/01/30 (a)(d)	3
		75

Principal or Shares	Security Description	Value (000)

United Arab Emirates (USD) (3%)
200,000	Abu Dhabi National Energy Co. PJSC 144A, 4.75%, 3/09/37 (a)	$194
850,133	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	853
200,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	192
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)	272
315,000	MDGH GMTN RSC Ltd. 144A, 4.50%, 11/07/28 (a)	313
200,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	189
292,612	Sweihan PV Power Co. PJSC 144A, 3.63%, 1/31/49 (a)(b)	247
		2,260
United Kingdom (NGN) (0%)
300,000,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(d)(h)	163
United Kingdom (USD) (3%)
315,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (a)	313
200,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	202
200,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (a)	208
225,000	Biocon Biologics Global PLC 144A, 6.67%, 10/09/29 (a)	222
200,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	173
405,000	Sisecam UK PLC 144A, 8.63%, 5/02/32 (a)	413
200,000	Standard Chartered PLC, (3 mo. LIBOR USD + 1.209%), 2.82%, 1/30/26 (c)(g)	199
169,704	Vedanta Resources Finance II PLC, 13.88%, 12/09/28 (c)	171
125,192	Vedanta Resources Finance II PLC 144A, 13.88%, 12/09/28 (a)	126
485,000	WE Soda Investments Holding PLC 144A, 9.38%, 2/14/31 (a)	499
200,000	WE Soda Investments Holding PLC 144A, 9.50%, 10/06/28 (a)	207
		2,733
United States (NGN) (0%)
424,000,000	Citigroup Global Markets Holdings Inc. 144A, 22.84%, 3/10/25 NGN (a)(d)(h)	230
United States (USD) (17%)
200,000	Acrisure LLC/Acrisure Finance Inc. 144A, 7.50%, 11/06/30	203
200,000	American Tower Corp., 3.38%, 10/15/26	195
197,980	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.79%, 8/19/28 (i)	196
139,298	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29 (i)	140
532,180	BBFI Liquidating Trust 144A, 1.50%, 12/30/99 (a)(d)	174
400,000	Bimbo Bakeries USA Inc. 144A, 4.00%, 5/17/51 (a)	307
210,000	Champions Financing Inc. 144A, 8.75%, 2/15/29 (a)	212
120,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31 (i)	121

100  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

100,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	$92
197,203	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.39%, 4/26/28 (i)	198
50,000	Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32	52
200,000	FirstEnergy Pennsylvania Electric Co. 144A, 5.20%, 4/01/28 (a)	202
300,000	Ford Motor Credit Co. LLC, 6.95%, 6/10/26	307
300,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	303
250,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	254
600,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)(b)	553
135,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (a)	129
90,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (a)	88
750,000	Hotwire Funding LLC 2024-1A 144A, 9.19%, 6/20/54 (a)	782
450,000	Hyundai Capital America 144A, 1.30%, 1/08/26 (a)	431
340,000	Hyundai Capital America 144A, 5.50%, 3/30/26 (a)	343
350,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (a)	354
325,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	337
205,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)	197
200,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	196
200,000	Kraton Corp. 144A, 5.00%, 7/15/27 (a)	201
200,000	Kroger Co., 4.90%, 9/15/31	200
208,950	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.05%, 7/21/28 (i)	211
300,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	294
200,000	National Rural Utilities Cooperative Finance Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.533%), 7.13%, 9/15/53 (g)	208
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	201
100,000	NextEra Energy Capital Holdings Inc., 6.05%, 3/01/25	100
200,000	Resorts World Las Vegas LLC/RWLV Capital Inc. 144A, 8.45%, 7/27/30 (a)	206
200,000	RR Donnelley & Sons Co. 144A, 9.50%, 8/01/29 (a)	202
94,858	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	96
1,560	Santander Drive Auto Receivables Trust 2024- S2 144A, 0.00%, 12/16/28 (a)(d)	289
390,585	Santander Drive Auto Receivables Trust 2023- S1 144A, 10.40%, 4/18/28 (a)	395
400,000	Sasol Financing USA LLC, 4.38%, 9/18/26	387
640,000	Sasol Financing USA LLC 144A, 8.75%, 5/03/29 (a)	659
300,000	SBL Holdings Inc. 144A, 7.20%, 10/30/34 (a)	291
200,000	Service Properties Trust, 8.88%, 6/15/32	186

Principal or Shares	Security Description	Value (000)

690,000	SierraCol Energy Andina LLC 144A, 6.00%, 6/15/28 (a)	$628
345,000	Southern Copper Corp., 3.88%, 4/23/25	343
200,000	Staples Inc. 144A, 10.75%, 9/01/29 (a)	194
225,000	Star Holding LLC 144A, 8.75%, 8/01/31 (a)	214
205,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	213
240,000	Stillwater Mining Co. 144A, 4.00%, 11/16/26 (a)	227
770,000	Terraform Global Operating LP 144A, 6.13%, 3/01/26 (a)	769
200,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	196
100,000	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.35%, 5/06/32 (i)	102
99,500	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 4/25/31 (i)	100
180,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC 144A, 10.50%, 2/15/28 (a)	192
100,000	Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC 144A, 10.50%, 2/15/28	107
210,000	Venture Global LNG Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.440%), 9.00% (a)(e)(g)	210
115,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (b)	123
450,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	450
190,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29 (i)	186
		14,746
Uzbekistan (USD) (0%)
210,000	Uzbek Industrial and Construction Bank ATB 144A, 8.95%, 7/24/29 (a)	212
Venezuela (USD) (0%)
1,100,000	Petroleos de Venezuela SA, 6.00%, 11/15/26	107
Virgin Islands (British) (USD) (1%)
630,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	605
560,000	Studio City Finance Ltd. 144A, 5.00%, 1/15/29 (a)	506
		1,111
Total Bonds (Cost - $80,100)		80,323
Investment Company (14%)
12,148,178	Payden Cash Reserves Money Market Fund* (Cost - $12,148)	12,148
Total Investments (Cost - $92,248) (106%)		92,471
Liabilities in excess of Other Assets (-6%)		(5,501)
Net Assets (100%)		$86,970

Annual Financial Statements and Other Information   101

  Payden Emerging Markets Corporate Bond Fund continued

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

All or a portion of these securities are on loan. At October 31, 2024, the total market value of the Fund’s securities on loan is $2,852 and the total market value of the collateral held by the Fund is $2,959. Amounts in 000s.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.
(e)	Perpetual security with no stated maturity date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(h)	Principal in foreign currency.
(i)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 660	PHP 37,820	Barclays Bank PLC	11/15/2024	$9
USD 874	THB 29,450	Barclays Bank PLC	11/15/2024	–
USD 217	HUF 78,600	BNP PARIBAS	12/12/2024	8
USD 402	MXN 7,920	HSBC Bank USA, N.A.	11/25/2024	8
USD 149	CAD 200	State Street Bank & Trust Co.	03/19/2025	5

				30

Liabilities:
CAD 200	USD 147	State Street Bank & Trust Co.	03/19/2025	(2)
HUF 78,600	USD 218	BNP PARIBAS	12/12/2024	(9)
IDR 13,966,000	USD 888	BNP PARIBAS	01/13/2025	(1)
MXN 7,640	USD 394	BNP PARIBAS	11/25/2024	(13)

				(25)

Net Unrealized Appreciation (Depreciation)				$5

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	5	Dec-24	$590	$(34)	$(34)
U.S. Ultra Bond Future	7	Dec-24	879	(59)	(59)

					(93)

Short Contracts:
U.S. 10-Year Ultra Future	4	Dec-24	(455)	18	18
U.S. Treasury 10-Year Note Future	22	Dec-24	(2,430)	79	79

					97

Total Futures					$4

102  Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 43 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2029	USD 1,220	$84	$88	$(4)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly, Pay Variable 10.744% (MXIBTIIE) 28 days	04/28/2026	MXN 23,000	$8	$—	$8

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$2,852
Non-cash Collateral[2]	(2,852)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At October 31, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Annual Financial Statements and Other Information   103

   Payden Equity Income Fund

Schedule of Investments - October 31, 2024
Principal or Shares	Security Description	Value (000)

Stocks (95%)
Common Stock (85%)
Communication Services (7%)
66,700	Alphabet Inc., Class A	$11,413
11,600	Meta Platforms Inc., Class A	6,584
98,100	Nexstar Media Group Inc.	17,258
73,300	T-Mobile U.S. Inc.	16,358
504,100	Verizon Communications Inc.	21,238
61,100	Walt Disney Co.	5,878
		78,729
Consumer Discretionary (7%)
71,100	Amazon.com Inc. (a)	13,253
80,100	DR Horton Inc.	13,537
33,600	Home Depot Inc.	13,230
62,700	Lennar Corp., Class A	10,678
33,700	McDonald’s Corp.	9,844
110,200	Ross Stores Inc.	15,397
		75,939
Consumer Staples (6%)
241,000	Coca-Cola Co.	15,740
9,500	Costco Wholesale Corp.	8,305
151,100	Mondelez International Inc., Class A	10,347
95,600	Procter & Gamble Co.	15,791
226,500	Walmart Inc.	18,562
		68,745
Energy (4%)
86,500	EOG Resources Inc.	10,550
152,600	EQT Corp.	5,576
182,500	Exxon Mobil Corp.	21,312
		37,438
Financials (20%)
38,400	American Express Co.	10,371
31,600	Ameriprise Financial Inc.	16,125
111,500	Ares Management Corp., Class A	18,696
73,100	Arthur J Gallagher & Co.	20,556
384,700	Bank of America Corp.	16,088
64,700	Chubb Ltd.	18,274
188,100	Fidelity National Information Services Inc.	16,878
149,900	JPMorgan Chase & Co.	33,266
327,100	MetLife Inc.	25,651
108,400	Morgan Stanley	12,602
26,600	S&P Global Inc.	12,778
533,400	Sumitomo Mitsui Financial Group Inc. (b)	11,490
48,300	Visa Inc., Class A	14,000
		226,775
Healthcare (8%)
27,300	Amgen Inc.	8,740
153,100	Bristol Myers Squibb Co.	8,538
9,700	Eli Lilly and Co.	8,048
39,700	Johnson & Johnson	6,346
33,500	McKesson Corp.	16,770
98,300	Merck & Co. Inc.	10,058
44,400	Stryker Corp.	15,819
		74,319
Industrials (11%)
107,100	AECOM	11,438
70,500	Eaton Corp. PLC	23,376

Principal or Shares	Security Description	Value (000)

74,500	Emerson Electric Co.	$8,066
39,200	FedEx Corp.	10,735
61,300	General Electric Co.	10,530
73,100	ITT Inc.	10,243
88,000	L3Harris Technologies Inc.	21,777
58,800	Schneider Electric SE (b)	15,171
63,800	Vertiv Holdings Co., Class A	6,973
		118,309
Materials (5%)
281,900	CRH PLC	26,902
40,600	Linde PLC	18,520
		45,422
Technology (12%)
35,000	Apple Inc.	7,907
56,400	Applied Materials Inc.	10,241
13,300	ASML Holding NV (b)	8,987
106,900	Broadcom Inc.	18,148
205,400	Cisco Systems Inc.	11,250
92,200	Dell Technologies Inc., Class C	11,399
59,300	International Business Machines Corp.	12,259
49,600	Microsoft Corp.	20,155
50,700	Oracle Corp.	8,509
78,600	QUALCOMM Inc.	12,794
		121,649
Utilities (5%)
229,800	Duke Energy Corp.	26,489
331,700	NextEra Energy Inc.	26,287
		52,776
Total Common Stock		900,101
Master Limited Partnership (4%)
1,311,900	Energy Transfer LP	21,620
623,500	Enterprise Products Partners LP	17,870
Total Master Limited Partnership		39,490
Real Estate Investment Trust (6%)
58,400	American Tower Corp.	12,471
72,500	AvalonBay Communities Inc.	16,067
68,700	Digital Realty Trust Inc.	12,244
68,400	Prologis Inc.	7,725
85,700	Simon Property Group Inc.	14,493
Total Real Estate Investment Trust		63,000
Total Stocks (Cost - $819,302)		1,002,591
Corporate Bond (0%)
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (c)(d)	2,289
Total Corporate Bond (Cost - $2,800)		2,289
Investment Company (5%)
55,062,074	Payden Cash Reserves Money Market Fund* (Cost - $55,062)	55,062
Total Investments (Cost - $877,164) (100%)		1,059,942
Other Assets, net of Liabilities (0%)		3,753
Net Assets (100%)		$1,063,695

*	Affiliated investment.
(a)	Non-income producing
(b)	Principal in foreign currency.
(c)	Perpetual security with no stated maturity date.
(d)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

104  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
EUR 1,497	USD 1,636	State Street Bank & Trust Co.	03/19/2025	$3
USD 27,547	EUR 24,581	State Street Bank & Trust Co.	03/19/2025	639
USD 12,686	JPY 1,793,400	State Street Bank & Trust Co.	03/19/2025	674

				1,316

See notes to financial statements.

Annual Financial Statements and Other Information   105

Statements of Assets and Liabilities

October 31, 2024

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
ASSETS:
Investments, at value*	$307,901	$1,953,833	$976,191
Affiliated investments, at value**	—	59,993	7,227
Repurchase agreements, at value***	174,000	—	—
Foreign cash****	—	233	7
Cash	—	—	—
Cash pledged for financial futures contracts	—	—	1,267
Cash pledged for centrally cleared swaps	—	—	—
Cash pledged for OTC derivatives	—	—	—
Receivable for:
Interest and dividends	301	8,901	6,558
Investments sold	—	11,963	1,043
Fund shares sold	808	1,946	18
Futures	—	—	—
Forward currency contracts	—	58	—
Variation margin on centrally cleared swaps	—	—	—
Receivable from Advisor (Note 3)	5	112	—
Other assets	1,112	66	40

Total Assets	484,127	2,037,105	992,351

LIABILITIES:
Payable for:
Bank overdraft	—	184	—
Forward currency contracts	—	2	—
Investments purchased	—	55,001	13,089
Fund shares redeemed	—	5,583	751
Deferred foreign capital gains tax liability	—	—	—
Futures	—	—	78
Variation margin on centrally cleared swaps	—	—	—
Options written*****	—	—	—
Distributions payable	1,313	632	317
Liability for securities on loan (Note 2)	—	26,941	3,591
Accrued expenses:
Investment advisory fees (Note 3)	—	—	52
Administration fees (Note 3)	59	248	122
Distribution fees (Notes 3)	—	—	—
Trustee fees and expenses	5	23	11
Other liabilities	63	220	293

Total Liabilities	1,440	88,834	18,304

NET ASSETS	$482,687	$1,948,271	$974,047

NET ASSETS:
Paid in capital	$482,723	$1,940,207	$1,021,535
Distributable earnings (loss)	(36)	8,064	(47,488)

NET ASSETS	$482,687	$1,948,271	$974,047

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$482,687	$547,456	$524,087
Shares Outstanding	482,717	57,279	53,565
Net Asset Value Per Share	$1.00	$9.56	$9.78

SI Class
Net Assets	—	$1,400,815	$449,960
Shares Outstanding	—	146,532	45,994
Net Asset Value Per Share	—	$9.56	$9.78

Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	$9.55(a)	$9.79(a)

* Investments, at cost	$307,901	$1,946,511	$977,784
** Affiliated investments, at cost	—	60,379	7,227
*** Repurchase agreements, at cost	174,000	—	—
**** Foreign cash, at cost	—	234	8
***** Options written, at cost	—	—	—

(a)

Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund and Payden Floating Rate Fund, the Adviser Class’ Net Asset Value Per Share are calculated using unrounded net assets $104.97, $105.60, $2,714,811.87, $108.68, $107.07, $283,411, and $3,168.91 divided by unrounded shares 10.994, 10.79, 293,306.274, 11.025,11.18, 29,818 and 325.202, respectively.

See notes to financial statements.

106  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund

$69,043	$115,417	$883,141	$363,221	$179,422	$562,454	$119,442
1,989	2,806	27,068	14,070	5,348	19,366	9,930
—	—	—	—	—	—	—
—	—	5,522	—	488	1,625	4
—	—	—	—	—	—	492
113	—	300	647	159	4,623	—
—	—	1	—	—	2,881	—
—	—	—	—	—	260	—
567	336	6,508	4,402	1,535	3,838	598
19	717	1	2,049	640	2,104	—
2	1	7,711	213	7	381	331
—	—	149	21	82	328	—
—	—	469	—	220	2,897	24
—	—	—	—	—	51	—
8	—	—	—	—	—	—
5	5	36	28	18	41	31

71,746	119,282	930,906	384,651	187,919	600,849	130,852

—	—	—	—	—	17	—
—	—	31	—	6	940	—
2,506	22,818	17,962	3,675	4,479	11,201	6,894
10	41	5	190	—	156	195
—	—	—	—	—	—	—
10	—	162	68	39	170	—
—	—	12	—	2	—	—
—	—	—	—	—	235	—
178	145	—	—	—	—	—
—	—	3,253	4,913	—	7,311	—
—	—	90	67	26	91	21
9	13	116	48	23	74	16
—	—	1	—	—	—	—
1	1	11	5	2	7	1
43	68	147	135	63	119	55

2,757	23,086	21,790	9,101	4,640	20,321	7,182

$68,989	$96,196	$909,116	$375,550	$183,279	$580,528	$123,670

$79,242	$152,886	$1,076,758	$426,059	$193,795	$623,420	$132,457
(10,253)	(56,690)	(167,642)	(50,509)	(10,516)	(42,892)	(8,787)

$68,989	$96,196	$909,116	$375,550	$183,279	$580,528	$123,670

$68,989	$96,196	$262,908	$158,154	$107,956	$150,463	$46,741
7,353	12,718	28,603	16,152	11,230	15,833	4,794
$9.38	$7.56	$9.19	$9.79	$9.61	$9.50	$9.75

—	—	$644,599	$217,396	$75,323	$429,782	$76,926
—	—	70,198	22,207	7,837	45,165	7,884
—	—	$9.18	$9.79	$9.61	$9.52	$9.76

—	—	$1,609	—	—	$283	$3
—	—	175	—	—	30	—
—	—	$9.19	$9.86(a)	$9.57(a)	$9.50	$9.74(a)

$70,898	$122,844	$945,978	$382,008	$183,777	$572,350	$120,338
1,989	2,806	27,078	13,871	5,390	19,520	9,930
—	—	—	—	—	—	—
—	—	5,656	—	488	1,662	4
—	—	—	—	—	(237)	—

See notes to financial statements.

Annual Financial Statements and Other Information   107

Statements of Assets and Liabilities continued

October 31, 2024

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Social Impact Fund		Payden Global Low Duration Fund
ASSETS:
Investments, at value*	$820,934	$162,897		$44,051
Affiliated investments, at value**	82,833	2,437		911
Foreign cash***	1,198	—		223
Cash	3,262	—		—
Cash pledged for financial futures contracts	655	114		79
Cash pledged for centrally cleared swaps	164	—		—
Cash pledged for OTC derivatives	—	—		—
Receivable for:
Interest and dividends	12,762	1,612		339
Investments sold	—	—		2
Fund shares sold	490	3		3
Futures	—	—		1
Forward currency contracts	575	—		7
Variation margin on centrally cleared swaps	6	—		—
Other assets	52	17		11
Total Assets	922,931	167,080		45,627
LIABILITIES:
Payable for:
Bank overdraft	—	—		1
Forward currency contracts	7	—		—
Investments purchased	22,807	4,225		101
Fund shares redeemed	78	86		4
Deferred foreign capital gains tax liability	—	—		—
Futures	67	6		4
Variation margin on centrally cleared swaps	—	—		—
Distributions payable	—	148		—
Liability for securities on loan (Note 2)	38,734	—		520
Accrued expenses:
Investment advisory fees (Note 3)	207	10		4
Administration fees (Note 3)	110	21		6
Distribution fees (Notes 3)	—	—		—
Trustee fees and expenses	4	2		1
Other liabilities	184	71		55
Total Liabilities	62,198	4,569		696
NET ASSETS	$860,733	$162,511		$44,931

NET ASSETS:
Paid in capital	$906,134	$164,934		$47,760
Distributable earnings (loss)	(45,401)	(2,423)		(2,829)
NET ASSETS	$860,733	$162,511		$44,931

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$215,913	$162,490		$44,931
Shares Outstanding	34,079	16,433		4,639
Net Asset Value Per Share	$6.34	$9.89		$9.69

SI Class
Net Assets	$644,754	—		—
Shares Outstanding	101,995	—		—
Net Asset Value Per Share	$6.32	—		—

Adviser Class
Net Assets	$66	$21		—
Shares Outstanding	10	2		—
Net Asset Value Per Share	$6.37	$9.88	(a)	—

* Investments, at cost	$820,443	$160,992		$44,706
** Affiliated investments, at cost	82,833	2,437		911
*** Foreign cash, at cost	1,198	—		232

(a) Payden High Income Fund and Payden California Municipal Social Impact Fund, the Adviser Class’ Net Asset Value Per Share are calculated using unrounded net assets $66,205, and $20,409.98 divided by unrounded shares 10,400, and 2,066.116 respectively.

See notes to financial statements.

108  Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$136,639	$821,635	$67,213	$80,323	$1,004,880
7,171	22,079	4,448	12,148	55,062
2,149	2,632	818	36	908
—	6,553	22	—	2,603
63	817	120	25	—
43	2,063	235	128	—
—	620	—	—	—

1,305	14,233	1,465	1,183	2,108
542	5,319	237	611	—
1	138	—	—	10
34	45	9	6	—
2,139	3,975	549	30	1,316
—	34	—	—	—
12	39	19	16	32
150,098	880,182	75,135	94,506	1,066,919

—	—	—	9	—
339	898	361	25	—
2,096	29,222	596	4,436	2,495
—	1,007	—	—	87
—	—	14	—	—
54	41	3	1	—
2	—	9	11	—
—	—	—	—	—
—	6,450	—	2,959	—

14	313	6	29	332
19	111	10	11	138
—	12	—	—	7
2	2	1	1	13
80	208	62	54	152
2,606	38,264	1,062	7,536	3,224
$147,492	$841,918	$74,073	$86,970	$1,063,695

$187,227	$1,079,845	$103,301	$92,092	$737,603
(39,735)	(237,927)	(29,228)	(5,122)	326,092
$147,492	$841,918	$74,073	$86,970	$1,063,695

$40,963	$283,480	$11,336	$18,362	$288,798
5,377	26,890	2,423	2,089	15,346
$7.62	$10.54	$4.68	$8.79	$18.82

$106,529	$531,384	$62,737	$68,608	$759,602
14,020	50,501	13,657	7,792	40,291
$7.60	$10.52	$4.59	$8.80	$18.85

—	$27,054	—	—	$15,295
—	2,563	—	—	815
—	$10.56	—	—	$18.77

$147,019	$851,302	$70,557	$80,100	$822,102
7,253	22,079	4,448	12,148	55,062
2,171	2,632	818	36	941

See notes to financial statements.

Annual Financial Statements and Other Information   109

Statements of Operations

Period ended October 31, 2024

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund

INVESTMENT INCOME:
Interest income (Note 2)	$24,579	$104,499	$45,566
Interest from affiliated investments	—	632	522
Dividend income	—	4,249	154
Dividend income from affiliated investment (Note 2)	—	4,711	—
Income from securities lending	—	42	37
Foreign tax withholdings	—	—	—

Investment Income	24,579	114,133	46,279

EXPENSES:
Investment advisory fees (Note 3)	692	5,170	2,759
Administration fees (Note 3)	692	2,922	1,479
Shareholder servicing fees	—	481	569
Distribution fees (Note 3)	—	—	—
Custodian fees	24	99	48
Transfer agent fees	35	114	75
Registration and filing fees	9	150	35
Trustee fees and expenses	63	281	146
Printing and mailing costs	39	205	103
Loan commitment fees	—	28	14
Legal fees	14	73	38
Publication expense	11	43	25
Pricing fees	19	108	52
Fund accounting fees	85	310	151
Insurance	7	39	20
Audit fees	45	61	59
Interest expense	—	—	—

Gross Expenses	1,735	10,084	5,573
Expense subsidy (Note 3)	(582)	(5,245)	(1,553)

Net Expenses	1,153	4,839	4,020

Net Investment Income	23,426	109,294	42,259

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	—	1,691	(3,544)
Foreign currency transactions	—	6	(3)
Forward foreign exchange contracts	—	516	—
Futures contracts	—	—	(545)
Written option contracts	—	—	—
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	16,338	30,817
Translation of assets and liabilities in foreign currencies	—	10	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	—	(1,598)	—
Affiliated Investments	—	362	—
Futures contracts	—	—	(415)
Written option contracts	—	—	—
Swap contracts	—	—	—

Net Realized and Unrealized Gains	—	17,325	26,310

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23,426	$126,619	$68,569

See notes to financial statements.

110  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund

$2,745	$4,161	$43,884	$17,896	$9,740	$38,274	$10,388
70	112	309	208	91	297	480
—	—	1,300	311	475	4,014	727
—	—	2,293	567	193	763	—
—	—	46	51	1	28	—
—	—	11	—	—	15	—

2,815	4,273	47,843	19,033	10,500	43,391	11,595

188	266	2,574	1,301	995	3,143	665
101	148	1,379	558	271	937	181
11	56	174	217	30	176	32
—	—	7	—	—	1	—
11	24	53	29	31	79	9
16	26	76	44	31	51	30
17	15	13	59	44	—	44
10	15	131	53	26	91	18
7	9	88	40	20	69	14
1	1	14	5	3	10	2
3	4	35	14	7	25	5
2	3	22	10	6	18	5
8	10	51	29	24	45	17
20	25	148	65	37	100	27
1	2	14	7	4	15	2
49	53	55	61	64	68	79
—	—	4	—	—	23	—

445	657	4,838	2,492	1,593	4,851	1,130
(156)	(213)	(708)	(296)	(498)	(1,529)	(367)

289	444	4,130	2,196	1,095	3,322	763

2,526	3,829	43,713	16,837	9,405	40,069	10,832

(306)	(1,851)	(22,088)	(7,457)	310	(579)	96
—	—	39	—	(33)	(259)	(2)
—	—	81	—	(146)	(586)	(4)
(19)	76	(641)	488	(481)	(7,355)	—
—	—	—	—	—	1,008	—
—	—	(1,652)	—	(14)	(10,263)	—

1,844	7,178	83,470	39,727	8,754	23,581	1,434
—	—	(59)	—	38	(1,101)	—
—	—	—	—	—	—	—
—	—	(10)	—	68	1,213	17
—	—	1,064	382	79	215	—
(40)	143	(939)	(490)	201	518	—
(15)	—	—	—	—	2	—
—	—	(1,068)	—	(166)	6,925	—

1,464	5,546	58,197	32,650	8,610	13,319	1,541

$3,990	$9,375	$101,910	$49,487	$18,015	$53,388	$12,373

See notes to financial statements.

Annual Financial Statements and Other Information   111

Statements of Operations continued

Period ended October 31, 2024

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Social Impact Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$52,508	$6,131	$2,252
Interest from affiliated investments	2,028	145	51
Dividend income	1,748	—	—
Dividend income from affiliated investment (Note 2)	101	—	—
Income from securities lending	581	—	37
Foreign tax withholdings	—	—	—

Investment Income	56,966	6,276	2,340

EXPENSES:
Investment advisory fees (Note 3)	2,596	509	139
Administration fees (Note 3)	1,113	238	69
Shareholder servicing fees	246	82	42
Distribution fees (Note 3)	—	—	—
Custodian fees	29	9	23
Transfer agent fees	61	22	16
Registration and filing fees	144	74	11
Trustee fees and expenses	99	23	6
Printing and mailing costs	66	18	4
Loan commitment fees	11	2	1
Legal fees	38	6	2
Publication expense	17	5	2
Pricing fees	46	11	11
Fund accounting fees	122	34	15
Insurance	12	1	1
Audit fees	68	57	53
Interest expense	5	—	—

Gross Expenses	4,673	1,091	395
Expense subsidy (Note 3)	(427)	(376)	(150)

Net Expenses	4,246	715	245

Net Investment Income	52,720	5,561	2,095

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(3,195)	1,380	(182)
Foreign currency transactions	(64)	—	12
Forward foreign exchange contracts	(384)	—	(15)
Futures contracts	650	20	—
Written option contracts	—	—	—
Swap contracts	(343)	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	55,168	6,388	1,354
Translation of assets and liabilities in foreign currencies	(295)	—	(6)
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	385	—	3
Affiliated Investments	—	—	—
Futures contracts	(1,062)	(99)	—
Swap contracts	1,628	—	—

Net Realized and Unrealized Gains	52,488	7,689	1,166

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$105,208	$13,250	$3,261

See notes to financial statements.

112  Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$5,528	$63,846	$5,859	$5,682	$364
115	712	100	162	3,127
508	—	—	—	22,672
633	—	—	—	—
—	60	—	33	—
(10)	(76)	(56)	(1)	(180)

6,774	64,542	5,903	5,876	25,983

478	3,793	458	653	5,945
239	1,264	115	122	1,784
51	235	11	14	221
—	62	—	—	39
58	56	62	21	70
31	185	26	26	164
79	162	28	19	56
24	111	12	12	177
15	72	8	8	110
2	13	1	1	18
6	46	3	3	46
6	20	3	3	29
22	48	11	15	48
32	142	22	24	193
4	19	—	—	27
53	61	59	58	52
—	—	9	—	—

1,100	6,289	828	979	8,979
(163)	(251)	(220)	(262)	(870)

937	6,038	608	717	8,109

5,837	58,504	5,295	5,159	17,874

(6,821)	(39,453)	(1,514)	44	150,430
(428)	(307)	(164)	2	96
(1,198)	(1,790)	(55)	(62)	1,995
186	(427)	6	(35)	15,557
—	(302)	—	(35)	—
(512)	(2,317)	(126)	(33)	—
17,429	122,985	1,962	5,450	131,154
(18)	923	(12)	27	(24)
—	—	(14)	—	—
1,164	2,503	459	39	982
131	—	—	—	—
85	202	8	122	1,481
464	1,685	108	51	—

10,482	83,702	658	5,570	301,671

$16,319	$142,206	$5,953	$10,729	$319,545

See notes to financial statements.

Annual Financial Statements and Other Information   113

Statements of Changes in Net Assets

For the periods ended October 31st

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$23,426	$21,684	$109,294	$85,054
Net realized gains (losses)	—	(29)	2,213	(2,411)
Change in net unrealized appreciation/(depreciation)	—	—	15,112	24,279
Change in Net Assets Resulting from Operations	23,426	21,655	126,619	106,922

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(23,420)	(21,710)	(31,012)	(26,361)
SI Class	—	—	(75,457)	(60,940)
Adviser Class	—	—	— (1)	—
Return of capital:
Investor Class	—	—	—	(222)
SI Class	—	—	—	(512)
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(23,420)	(21,710)	(106,469)	(88,035)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	47,217,068	41,066,472	192,318	331,828
SI Class	—	—	395,003	450,087
Adviser Class	—	—	— (1)	—
Reinvestment of distributions:
Investor Class	7,926	10,347	30,681	26,386
SI Class	—	—	71,357	56,626
Adviser Class	—	—	— (1)	—
Cost of fund shares redeemed:
Investor Class	(47,189,056)	(41,105,956)	(323,478)	(268,509)
SI Class	—	—	(397,934)	(527,419)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	35,938	(29,137)	(32,053)	68,999
Total Change in Net Assets	35,944	(29,192)	(11,903)	87,886

NET ASSETS:
Beginning of period	446,743	475,935	1,960,174	1,872,288
End of period	$482,687	$446,743	$1,948,271	$1,960,174

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	446,779	475,917	67,852	58,350
Shares sold	47,217,068	41,066,471	20,207	35,204
Shares issued in reinvestment of distributions	7,926	10,347	3,220	2,799
Shares redeemed	(47,189,056)	(41,105,956)	(34,000)	(28,501)
Change in shares outstanding	35,938	(29,138)	(10,573)	9,502
Outstanding shares at end of period	482,717	446,779	57,279	67,852

SI Class:
Outstanding shares at beginning of period	—	—	139,352	141,540
Shares sold	—	—	41,456	47,780
Shares issued in reinvestment of distributions	—	—	7,485	6,005
Shares redeemed	—	—	(41,761)	(55,973)
Change in shares outstanding	—	—	7,180	(2,188)
Outstanding shares at end of period	—	—	146,532	139,352

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	1,178,016	1,107,475
Sale of investments (excluding government)	—	—	1,110,129	1,004,357
Purchase of government securities	—	—	33,557	38,120
Sale of government securities	—	—	33,800	31,828

(1) Amount is less than $500.

See notes to financial statements.

114  Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2024	2023	2024	2023	2024	2023	2024	2023

$42,259	$38,784	$2,526	$2,046	$3,829	$3,308	$43,713	$36,461
(4,092)	(28,530)	(325)	(475)	(1,775)	(523)	(24,261)	(56,571)
30,402	38,719	1,789	(497)	7,321	(4,475)	82,458	34,412
68,569	48,973	3,990	1,074	9,375	(1,690)	101,910	14,302

(23,136)	(24,753)	(2,531)	(2,078)	(3,477)	(3,191)	(10,565)	(9,985)
(18,812)	(13,963)	—	—	—	—	(30,066)	(22,616)
— (1)	—	—	—	—	—	(112)	(375)

—	(464)	—	—	—	—	(208)	(380)
—	(261)	—	—	—	—	(592)	(860)
—	—	—	—	—	—	(2)	(14)
(41,948)	(39,441)	(2,531)	(2,078)	(3,477)	(3,191)	(41,545)	(34,230)

90,061	156,307	8,797	12,055	18,258	26,339	71,124	35,171
115,977	312,118	—	—	—	—	91,991	78,607
— (1)	—	—	—	—	—	281	6,124

22,942	24,619	2,337	1,994	3,055	2,901	9,442	7,883
15,570	11,774	—	—	—	—	28,685	23,274
— (1)	—	—	—	—	—	111	387

(176,668)	(516,533)	(3,578)	(6,542)	(19,559)	(27,058)	(64,316)	(102,697)
(149,571)	(191,837)	—	—	—	—	(135,901)	(82,661)
—	—	—	—	—	—	(1,984)	(28,376)
(81,689)	(203,552)	7,556	7,507	1,754	2,182	(567)	(62,288)
(55,068)	(194,020)	9,015	6,503	7,652	(2,699)	59,798	(82,216)

1,029,115	1,223,135	59,974	53,471	88,544	91,243	849,318	931,534
$974,047	$1,029,115	$68,989	$59,974	$96,196	$88,544	$909,116	$849,318

60,103	95,185	6,547	5,749	12,500	12,214	26,918	33,517
9,267	16,358	937	1,274	2,401	3,470	7,655	3,847
2,359	2,573	249	221	403	383	1,030	872
(18,164)	(54,013)	(380)	(697)	(2,586)	(3,567)	(7,000)	(11,318)
(6,538)	(35,082)	806	798	218	286	1,685	(6,599)
53,565	60,103	7,353	6,547	12,718	12,500	28,603	26,918

47,870	33,978	—	—	—	—	72,010	69,744
11,842	32,667	—	—	—	—	10,007	8,726
1,602	1,231	—	—	—	—	3,136	2,580
(15,320)	(20,006)	—	—	—	—	(14,955)	(9,040)
(1,876)	13,892	—	—	—	—	(1,812)	2,266
45,994	47,870	—	—	—	—	70,198	72,010

—	—	—	—	—	—	346	2,714
—	—	—	—	—	—	31	690
—	—	—	—	—	—	12	42
—	—	—	—	—	—	(214)	(3,100)
—	—	—	—	—	—	(171)	(2,368)
—	—	—	—	—	—	175	346

306,181	294,152	—	—	—	—	420,818	183,468
410,540	378,593	—	766	—	—	326,952	277,249
290,444	832,603	41,018	38,118	29,796	24,214	221,444	279,942
226,807	943,890	34,231	20,795	28,962	21,022	303,846	285,263

See notes to financial statements.

Annual Financial Statements and Other Information   115

Statements of Changes in Net Assets continued

For the periods ended October 31st

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$16,837	$14,284	$9,405	$8,237
Net realized gains (losses)	(6,970)	(13,868)	(364)	(6,308)
Change in net unrealized appreciation/(depreciation)	39,620	7,228	8,974	5,969
Change in Net Assets Resulting from Operations	49,487	7,644	18,015	7,898
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(6,781)	(7,393)	(5,129)	(4,851)
SI Class	(10,036)	(6,867)	(3,916)	(3,179)
Adviser Class	— (1)	—	— (1)	—
Return of capital:
Investor Class	—	—	(142)	(169)
SI Class	—	—	(109)	(111)
Change in Net Assets from Distributions to Shareholders	(16,817)	(14,260)	(9,296)	(8,310)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	52,381	52,936	11,916	12,022
SI Class	27,137	101,152	5,959	31,078
Adviser Class	— (1)	—	— (1)	—
Reinvestment of distributions:
Investor Class	6,678	7,265	5,258	4,969
SI Class	9,965	6,851	3,841	3,192
Adviser Class	— (1)	—	— (1)	—
Cost of fund shares redeemed:
Investor Class	(53,471)	(144,035)	(9,318)	(35,723)
SI Class	(40,833)	(22,947)	(15,283)	(5,530)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	1,857	1,222	2,373	10,008
Total Change in Net Assets	34,527	(5,394)	11,092	9,596
NET ASSETS:
Beginning of period	341,023	346,417	172,187	162,591
End of period	$375,550	$341,023	$183,279	$172,187

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	15,583	24,416	10,409	12,403
Shares sold	5,372	5,564	1,247	1,288
Shares issued in reinvestment of distributions	686	768	551	532
Shares redeemed	(5,489)	(15,165)	(977)	(3,814)
Change in shares outstanding	569	(8,833)	821	(1,994)
Outstanding shares at end of period	16,152	15,583	11,230	10,409

SI Class:
Outstanding shares at beginning of period	22,573	13,636	8,417	5,352
Shares sold	2,787	10,647	626	3,314
Shares issued in reinvestment of distributions	1,024	728	403	342
Shares redeemed	(4,177)	(2,438)	(1,609)	(591)
Change in shares outstanding	(366)	8,937	(580)	3,065
Outstanding shares at end of period	22,207	22,573	7,837	8,417

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	244,120	151,067	91,688	38,589
Sale of investments (excluding government)	246,199	144,042	68,391	60,231
Purchase of government securities	—	—	40,715	44,654
Sale of government securities	—	20	39,409	14,751

(1) Amount is less than $500.

See notes to financial statements.

116  Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Floating Rate Fund		Payden High Income Fund		Payden California Municipal Social Impact Fund
2024	2023	2024	2023	2024	2023	2024	2023

$40,069	$43,374	$10,832	$9,740	$52,720	$42,962	$5,561	$4,293
(18,034)	(18,747)	90	(1,748)	(3,336)	(19,262)	1,400	(3,256)
31,353	26,784	1,451	4,908	55,824	20,684	6,289	3,440
53,388	51,411	12,373	12,900	105,208	44,384	13,250	4,477

(9,126)	(6,882)	(3,328)	(1,843)	(14,074)	(14,513)	(5,745)	(4,257)
(29,588)	(32,593)	(7,518)	(7,857)	(38,641)	(28,024)	—	—
(13)	—	— (1)	—	(1)	—	— (1)	—

—	(37)	—	(7)	—	(29)	(272)	—
—	(175)	—	(31)	—	(56)	—	—
(38,727)	(39,687)	(10,846)	(9,738)	(52,716)	(42,622)	(6,017)	(4,257)

39,870	34,816	58,601	32,079	294,383	208,901	27,536	37,271
57,448	39,209	2,711	21,133	220,458	96,474	—	—
275	—	4	—	67	—	21	—

8,747	6,656	3,208	1,823	11,618	11,033	4,641	3,301
26,307	29,881	3,570	3,247	28,662	21,196	—	—
11	—	— (1)	—	1	—	— (1)	—

(40,171)	(27,339)	(42,378)	(31,516)	(245,372)	(308,429)	(29,313)	(30,104)
(222,068)	(182,644)	(18,938)	(63,145)	(79,914)	(30,444)	—	—
(2)	—	(1)	—	— (1)	—	— (1)	—
(129,583)	(99,421)	6,777	(36,379)	229,903	(1,269)	2,885	10,468
(114,922)	(87,697)	8,304	(33,217)	282,395	493	10,118	10,688

695,450	783,147	115,366	148,583	578,338	577,845	152,393	141,705
$580,528	$695,450	$123,670	$115,366	$860,733	$578,338	$162,511	$152,393

14,941	13,439	2,812	2,576	24,197	39,044	16,155	15,104
4,195	3,699	5,974	3,344	47,138	35,117	2,785	3,823
921	710	328	190	1,851	1,855	469	339
(4,224)	(2,907)	(4,320)	(3,298)	(39,107)	(51,819)	(2,976)	(3,111)
892	1,502	1,982	236	9,882	(14,847)	278	1,051
15,833	14,941	4,794	2,812	34,079	24,197	16,433	16,155

59,695	71,832	9,175	13,257	74,938	60,402	—	—
6,025	4,159	276	2,217	35,199	16,110	—	—
2,768	3,181	365	339	4,577	3,575	—	—
(23,323)	(19,477)	(1,932)	(6,638)	(12,719)	(5,149)	—	—
(14,530)	(12,137)	(1,291)	(4,082)	27,057	14,536	—	—
45,165	59,695	7,884	9,175	101,995	74,938	—	—

—	—	—	—	—	—	—	—
29	—	—	—	10	—	2	—
1	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
30	—	—	—	10	—	2	—
30	—	—	—	10	—	2	—

701,284	667,582	78,969	31,834	731,104	435,367	95,239	185,373
823,330	769,870	69,944	49,224	524,319	437,729	94,284	174,330
407,527	225,080	1	—	3	—	28,798	48,892
467,606	212,495	2,453	526	4,585	5,367	33,005	38,148

See notes to financial statements.

Annual Financial Statements and Other Information   117

Statements of Changes in Net Assets continued

For the periods ended October 31st

Numbers in 000s

	Payden Global Low Duration Fund		Payden Global Fixed Income Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$2,095	$2,471	$5,837	$6,250
Net realized gains (losses)	(185)	(1,705)	(8,773)	(20,689)
Change in net unrealized appreciation/(depreciation)	1,351	2,065	19,255	20,484
Change in Net Assets Resulting from Operations	3,261	2,831	16,319	6,045
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(2,073)	(2,476)	(710)	(5,222)
SI Class	—	—	(1,942)	(9,422)
Adviser Class	—	—	—	—
Return of capital:
Investor Class	—	(17)	(816)	(1,713)
SI Class	—	—	(2,229)	(3,092)
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(2,073)	(2,493)	(5,697)	(19,449)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	10,647	9,291	7,212	11,544
SI Class	—	—	4,213	44,866
Adviser Class	—	—	—	—
Reinvestment of distributions:
Investor Class	2,038	2,486	1,502	6,869
SI Class	—	—	4,171	12,514
Adviser Class	—	—	—	—
Cost of fund shares redeemed:
Investor Class	(14,092)	(41,405)	(14,187)	(62,810)
SI Class	—	—	(31,760)	(70,883)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	(1,407)	(29,628)	(28,849)	(57,900)
Total Change in Net Assets	(219)	(29,290)	(18,227)	(71,304)
NET ASSETS:
Beginning of period	45,150	74,440	165,719	237,023
End of period	$44,931	$45,150	$147,492	$165,719

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	4,783	7,906	6,101	12,034
Shares sold	1,106	976	957	1,557
Shares issued in reinvestment of distributions	212	262	198	937
Shares redeemed	(1,462)	(4,361)	(1,879)	(8,427)
Change in shares outstanding	(144)	(3,123)	(724)	(5,933)
Outstanding shares at end of period	4,639	4,783	5,377	6,101

SI Class:
Outstanding shares at beginning of period	—	—	17,175	18,987
Shares sold	—	—	547	6,061
Shares issued in reinvestment of distributions	—	—	553	1,709
Shares redeemed	—	—	(4,255)	(9,582)
Change in shares outstanding	—	—	(3,155)	(1,812)
Outstanding shares at end of period	—	—	14,020	17,175

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	21,484	23,835	80,431	74,091
Sale of investments (excluding government)	26,080	36,444	99,004	113,646
Purchase of government securities	15,422	36,304	10,808	9,506
Sale of government securities	13,878	47,055	19,265	29,770

See notes to financial statements.

118  Payden Mutual Funds

Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund		Payden Equity Income Fund
2024	2023	2024	2023	2024	2023	2024	2023

$58,504	$50,702	$5,295	$2,795	$5,159	$3,627	$17,874	$23,922
(44,596)	(86,168)	(1,853)	(2,427)	(119)	(3,028)	168,078	18,282
128,298	126,755	2,511	2,430	5,689	3,671	133,593	(126,311)
142,206	91,289	5,953	2,798	10,729	4,270	319,545	(84,107)

(19,010)	(20,828)	(554)	(114)	(1,428)	(1,299)	(9,533)	(26,846)
(35,016)	(29,190)	(3,467)	(927)	(3,726)	(2,210)	(26,506)	(55,704)
(1,581)	(1,509)	—	—	—	—	(434)	(1,103)

—	(4,462)	(166)	(171)	—	(78)	—	—
—	(6,253)	(1,037)	(1,385)	—	(133)	—	—
—	(323)	—	—	—	—	—	—
(55,607)	(62,565)	(5,224)	(2,597)	(5,154)	(3,720)	(36,473)	(83,653)

144,714	187,049	8,676	4,495	6,664	5,608	24,414	33,366
145,857	88,607	79	40,826	23,396	15,530	23,142	9,761
18,852	27,826	—	—	—	—	631	1,346

13,025	19,257	121	154	890	528	8,480	24,703
31,543	30,580	2,751	1,747	2,815	1,949	25,761	51,343
1,554	1,785	—	—	—	—	394	993

(173,780)	(273,421)	(4,055)	(2,575)	(15,880)	(581)	(137,861)	(161,567)
(94,669)	(158,486)	(4,977)	(5,000)	(4,793)	(1,800)	(303,034)	(81,793)
(16,509)	(32,243)	—	—	—	—	(3,888)	(4,932)
70,587	(109,046)	2,595	39,647	13,092	21,234	(361,961)	(126,780)
157,186	(80,322)	3,324	39,848	18,667	21,784	(78,889)	(294,540)

684,732	765,054	70,749	30,901	68,303	46,519	1,142,584	1,437,124
$841,918	$684,732	$74,073	$70,749	$86,970	$68,303	$1,063,695	$1,142,584

28,396	35,091	1,438	968	3,048	2,387	21,415	27,942
14,111	18,952	1,799	966	769	668	1,431	2,088
1,259	1,956	24	32	103	62	496	1,532
(16,876)	(27,603)	(838)	(528)	(1,832)	(69)	(7,996)	(10,147)
(1,506)	(6,695)	985	470	(960)	661	(6,069)	(6,527)
26,890	28,396	2,423	1,438	2,088	3,048	15,346	21,415

41,882	45,972	14,140	6,268	5,318	3,498	54,453	55,781
14,704	9,004	14	8,619	2,702	1,797	1,368	609
3,051	3,113	561	372	325	232	1,502	3,190
(9,136)	(16,207)	(1,058)	(1,119)	(552)	(209)	(17,032)	(5,127)
8,619	(4,090)	(483)	7,872	2,475	1,820	(14,162)	(1,328)
50,501	41,882	13,657	14,140	7,793	5,318	40,291	54,453

2,185	2,430	—	—	—	—	977	1,147
1,801	2,841	—	—	—	—	37	80
150	181	—	—	—	—	23	62
(1,573)	(3,267)	—	—	—	—	(222)	(312)
378	(245)	—	—	—	—	(162)	(170)
2,563	2,185	—	—	—	—	815	977

588,118	530,506	41,578	65,752	123,911	69,876	890,871	1,383,197
513,128	650,333	45,339	29,535	106,516	57,174	1,183,845	1,619,561
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

See notes to financial statements.

Annual Financial Statements and Other Information   119

Notes to Financial Statements

October 31, 2024

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains 19 Funds. The Payden Managed Income Fund is contained in a separate report. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. During the year ended October 31, 2024, BBFI Liquidating Trust corporate bond valued at $1,645,910 for Payden Emerging Markets Bond Fund and $173,597 for Payden Emerging Markets Corporate Bond Fund is classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach, unobservable input – discount rate with 12.54% discount.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs

120  Payden Mutual Funds

after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of October 31, 2024, there were no unfunded obligations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Annual Financial Statements and Other Information   121

Notes to Financial Statements continued

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/ or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are

122  Payden Mutual Funds

recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its

Annual Financial Statements and Other Information   123

Notes to Financial Statements continued

stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of October 31, 2024 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency[1,2]	58	(2)

Low Duration
Interest rate[3]	—	(1,340)

U.S. Government
Interest rate[3]	—	(75)

Core Bond
Interest rate[3]	5,643	(7,160)
Foreign currency[1,2]	469	(31)

Total	6,112	(7,191)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Corporate Bond
Interest rate[3]	826	(1,650)

Strategic Income
Interest rate[3]	1,802	(1,719)
Foreign currency[1,2]	220	(6)

Total	2,022	(1,725)

Absolute Return Bond
Credit[3,4]	202	(149)
Equity[4,4]	297	(121)
Interest rate[3,4]	3,390	(1,045)
Foreign currency[1,2,4]	2,897	(940)

Total	6,786	(2,255)

Floating Rate
Foreign currency[1]	24	—

High Income
Interest rate[3]	26	(1,251)
Foreign currency[1,2]	575	(7)

Total	601	(1,258)

California Municipal Social Impact
Interest rate[3]	—	(99)

Global Low Duration
Interest rate[3]	17	(74)
Foreign currency[1]	7	—

Total	24	(74)

Global Fixed Income
Interest rate[3]	1,025	(946)
Foreign currency[1,2]	2,139	(339)

Total	3,164	(1,285)

Emerging Markets Bond
Interest rate[3]	1,202	(1,221)
Foreign currency[1,2]	3,975	(898)

Total	5,177	(2,119)

Emerging Markets Local Bond
Interest rate[3]	118	(74)
Foreign currency[1,2]	549	(361)

Total	667	(435)

Emerging Markets Corporate Bond
Credit[3]	—	(4)
Interest rate[3]	105	(93)
Foreign currency[1,2]	30	(25)

Total	135	(122)

Equity Income
Foreign currency[1]	1,316	—

1	Receivable for forward currency contracts.
2	Payable for forward currency contracts.
3

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

4	Includes options purchased at fair value as reported in the Schedule of Investments.

124  Payden Mutual Funds

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended October 31, 2024 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$516	—	—	$516

Total	—	516	—	—	516

Low Duration
Interest rate	$(545)	—	—	—	(545)

Total	(545)	—	—	—	(545)

U.S. Government
Interest rate	(19)	—	—	—	(19)

Total	(19)	—	—	—	(19)

GNMA
Interest rate	76	—	—	—	76

Total	76	—	—	—	76

Core Bond
Credit	—	—	—	$(1,753)	(1,753)
Interest rate	(641)	—	—	101	(540)
Foreign exchange	—	81	—	—	81

Total	(641)	81	—	(1,652)	(2,212)

Corporate Bond
Interest rate	488	—	—	—	488

Total	488	—	—	—	488

Strategic Income
Credit	—	—	—	(23)	(23)
Interest rate	(481)	—	—	9	(472)
Foreign exchange	—	(146)	—	—	(146)

Total	(481)	(146)	—	(14)	(641)

Absolute Return Bond
Credit	—	—	—	(4,098)	(4,098)
Equity	—	—	$(2,667)	—	(2,667)
Interest rate	(7,355)	—	—	(6,165)	(13,520)
Foreign exchange	—	(586)	—	—	(586)

Total	(7,355)	(586)	(2,667)	(10,263)	(20,871)

Floating Rate
Foreign exchange	—	(4)	—	—	(4)

Total	—	(4)	—	—	(4)

High Income
Interest rate	650	—	—	(343)	307
Foreign exchange	—	(384)	—	—	(384)

Total	650	(384)	—	(343)	(77)

California Municipal Social Impact
Interest rate	20	—	—	—	20

Total	20	—	—	—	20

Global Low Duration
Foreign exchange	—	(15)	—	—	(15)

Total	—	(15)	—	—	(15)

Global Fixed Income
Credit	—	—	—	(502)	(502)
Interest rate	186	—	—	(10)	176
Foreign exchange	—	(1,198)	—	—	(1,198)

Total	186	(1,198)	—	(512)	(1,524)

Emerging Markets Bond
Interest rate	(427)	—	(302)	(2,317)	(3,046)
Foreign exchange	—	(1,790)	—	—	(1,790)

Total	(427)	(1,790)	(302)	(2,317)	(4,836)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Emerging Markets Local Bond
Interest rate	$6	—	—	$(126)	$(120)
Foreign exchange	—	$(55)	—	—	(55)

Total	6	(55)	—	(126)	(175)

Emerging Markets Corporate Bond
Equity	—	—	$(35)	—	(35)
Interest rate	(35)	—	—	(33)	(68)
Foreign exchange	—	(62)	—	—	(62)

Total	(35)	(62)	(35)	(33)	(165)

Equity Income
Interest rate	15,557	—	—	—	15,557
Foreign exchange	—	1,995	—	—	1,995

Total	15,557	1,995	—	—	17,552

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended October 31, 2024 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(1,598)	—	—	$(1,598)

Total	—	(1,598)	—	—	(1,598)

Low Duration
Interest rate	$(415)	—	—	—	(415)

Total	(415)	—	—	—	(415)

U.S. Government
Interest rate	(40)	—	$23	—	(17)

Total	(40)	—	23	—	(17)

GNMA
Interest rate	143	—	—	—	143

Total	143	—	—	—	143

Core Bond
Credit	—	—	—	$(133)	(133)
Interest rate	(939)	—	—	(935)	(1,874)
Foreign exchange	—	(10)	—	—	(10)

Total	(939)	(10)	—	(1,068)	(2,017)

Corporate Bond
Interest rate	(490)	—	—	—	(490)

Total	(490)	—	—	—	(490)

Strategic Income
Interest rate	201	—	—	(166)	35
Foreign exchange	—	68	—	—	68

Total	201	68	—	(166)	103

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Notes to Financial Statements continued

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Absolute Return Bond
Credit	—	—	$(37)	$(456)	$(493)
Equity	—	—	276	—	276
Interest rate	$518	—	(250)	7,381	7,649
Foreign exchange	—	$1,213	—	—	1,213

Total	518	1,213	(11)	6,925	8,645

Floating Rate
Foreign exchange	—	17	—	—	17

Total	—	17	—	—	17

High Income
Interest rate	(1,062)	—	—	1,628	566
Foreign exchange	—	385	—	—	385

Total	(1,062)	385	—	1,628	951

California Municipal Social Impact
Interest rate	(99)	—	—	—	(99)

Total	(99)	—	—	—	(99)

Global Low Duration
Foreign exchange	—	3	—	—	3

Total	—	3	—	—	3

Global Fixed Income
Credit	—	—	—	(91)	(91)
Interest rate	85	—	—	555	640
Foreign exchange	—	1,164	—	—	1,164

Total	85	1,164	—	464	1,713

Emerging Markets Bond
Interest rate	202	—	—	1,685	1,887
Foreign exchange	—	2,503	—	—	2,503

Total	202	2,503	—	1,685	4,390

Emerging Markets Local Bond
Interest rate	8	—	—	108	116
Foreign exchange	—	459	—	—	459

Total	8	459	—	108	575

Emerging Markets Corporate Bond
Credit	—	—	—	19	19
Interest rate	122	—	—	32	154
Foreign exchange	—	39	—	—	39

Total	122	39	—	51	212

Equity Income
Equity	1,481	—	—	—	1,481
Foreign exchange	—	982	—	—	982

Total	1,481	982	—	—	2,463

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended October 31, 2024 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	1%	0%	0%	0%
Core Bond	2%	1%	29%	0%
Strategic Income	5%	0%	26%	0%
Absolute Return Bond	16%	5%	22%	0%
High Income	2%	0%	4%	0%
Global Fixed Income	50%	3%	2629%	0%
Emerging Markets Bond	19%	1%	148%	0%
Emerging Markets Local Bond	41%	0%	152%	0%
Emerging Markets Corporate Bond	4%	1%	19%	0%
Equity Income	5%	0%	0%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps

126  Payden Mutual Funds

with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At October 31, 2024, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	—	$2
Futures Contracts	$34	54
Forward Currency Contracts	2,139	339

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,173	395

Derivatives not subject to a MNA	(1,873)	(288)

Total derivative assets and liabilities subject to a MNA	$300	$107

Annual Financial Statements and Other Information   127

Notes to Financial Statements continued

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2024 (000s):

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP PARIBAS	$52	$(31)	—	—	$21
HSBC Bank USA, N.A.	248	(24)	—	—	224

Total	$300	$(55)	—	—	$245

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	52	—	—	—	52
BNP PARIBAS	31	(31)	—	—	–
HSBC Bank USA, N.A.	24	(24)	—	—	–

Total	$107	$(55)	—	—	$52

[1]	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower

128  Payden Mutual Funds

defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended October 31, 2024, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended October 31, 2024, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Payden funds except the Cash Reserves Money Market Fund invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

Annual Financial Statements and Other Information   129

Notes to Financial Statements continued

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2023	Purchases	Sales	Dividends	Value October 31, 2024	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)

Cash Reserves Money Market Fund
Limited Maturity	$2,909,802	$934,042,327	$903,564,445	$632,379	$33,387,684	—	—
Low Duration	8,117,115	625,841,727	626,731,492	522,321	7,227,350	—	—
U.S. Government	1,462,972	21,608,725	21,083,125	70,415	1,988,572	—	—
GNMA	1,030,955	34,930,326	33,154,802	112,227	2,806,479	—	—
Core Bond	6,206,875	442,924,089	443,717,383	309,505	5,413,581	—	—
Corporate Bond	1,189,421	160,014,203	152,322,177	208,463	8,881,447	—	—
Strategic Income	3,245,955	67,829,705	68,432,623	91,322	2,643,037	—	—
Absolute Return Bond	4,902,316	335,999,319	328,949,452	297,177	11,952,183	—	—
Floating Rate	4,533,680	89,090,714	83,694,233	479,862	9,930,161	—	—
High Income	11,374,129	668,023,523	596,564,727	2,028,121	82,832,925	—	—
California Municipal Social Impact	1,931,510	96,823,025	96,317,325	144,894	2,437,210	—	—
Global Low Duration	857,216	34,736,139	34,682,226	50,665	911,129	—	—
Global Fixed Income	4,180,692	68,200,974	70,209,117	114,858	2,172,549	—	—
Emerging Markets Bond	11,440,496	466,202,355	455,564,244	712,187	22,078,607	—	—
Emerging Markets Local Bond	1,110,377	34,402,688	31,065,042	100,153	4,448,023	—	—
Emerging Markets Corporate Bond	4,175,670	67,482,306	59,509,798	161,722	12,148,178	—	—
Equity Income	126,979,029	515,512,586	587,429,541	3,126,605	55,062,074	—	—
Payden Emerging Markets Local Bond Fund - SI Class
Core Bond	8,114,280	—	—	873,309	8,170,581	—	$56,301
Strategic Income	1,796,869	—	—	193,390	1,809,336	—	12,467
Absolute Return Bond	9,831,064	—	2,631,885	763,233	7,413,972	—	214,793
Global Fixed Income	2,260,272	—	—	243,264	2,275,955	—	15,682
Payden Emerging Market Corporate Bond Fund - SI Class
Core Bond	12,517,133	—	40,239	1,419,545	13,484,326	—	1,007,432
Corporate Bond	4,817,217	—	10,814	566,804	5,188,679	—	382,276
Strategic Income	831,633	—	2,406	94,314	895,892	—	66,666
Global Fixed Income	1,198,529	—	3,082	135,923	1,291,139	—	95,693
Floating Rate Fund - SI Class
Limited Maturity	26,251,402	—	8,723	4,710,532	26,605,781	—	363,103
Global Fixed Income	1,412,743	—	470	253,501	1,431,814	—	19,541

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the period ended October 31, 2024.

Line of Credit

The Payden funds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the

Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to

130  Payden Mutual Funds

the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds financial statements.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between $0–500 Million	Between $0.5–1 Billion	Between $1–2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2022	FY 2023	FY 2024
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$579,372	$613,365	$581,600
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.30%	0.25%	6,437,312	5,175,816	5,245,262
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	0.38%	1,569,409	1,323,884	1,553,351
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	121,161	144,384	156,077
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.45%	n/a	222,269	183,672	213,246
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	731,474	572,845	708,437
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	0.55%	62,485	101,965	296,367
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	444,614	444,372	498,236
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	2,182,335	1,834,273	1,528,827
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	467,767	333,100	367,538
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	0.55%	125,500	178,810	427,137
California Municipal Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	252,084	258,646	376,481
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	218,903	183,693	149,909
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	0.55%	50,495	—	163,424
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	200,391	134,750	250,752
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	0.75%	84,368	211,092	219,514
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	233,153	234,839	262,376
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	930,686	695,342	870,169

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2025 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees

Annual Financial Statements and Other Information   131

Notes to Financial Statements continued

monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Limited Maturity, Low Duration, Core Bond, Corporate Bond, Strategic Income, Absolute Return Bond, High Income, Floating Rate, California Municipal Social Impact, Emerging Markets Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds. The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Mortgage Backed	—	—	$15,798	—	—	—	$15,798
Repurchase Agreements	—	—	174,000	—	—	—	174,000
U.S. Government	—	—	33,503	—	—	—	33,503
U.S. Treasury	—	—	254,557	—	—	—	254,557
Investment Company	$4,043	—	—	—	—	—	4,043

Total	$4,043	—	$477,858	—	—	—	$481,901

Limited Maturity
Asset Backed	—	—	601,468	—	—	—	601,468
Commercial Paper	—	—	143,892	—	—	—	143,892
Corporate Bond	—	—	672,595	—	—	—	672,595
Mortgage Backed	—	—	227,105	—	—	—	227,105
U.S. Government	—	—	308,773	—	—	—	308,773
Investment Company	59,993	—	—	—	—	—	59,993

Total	$59,993	—	$1,953,833	—	—	—	$2,013,826

132  Payden Mutual Funds

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Low Duration
Asset Backed	—	—	$200,815	—	—	—	$200,815
Commercial Paper	—	—	14,998	—	—	—	14,998
Corporate Bond	—	—	300,031	—	—	—	300,031
Mortgage Backed	—	—	116,146	—	—	—	116,146
Municipal	—	—	12,312	—	—	—	12,312
U.S. Government	—	—	331,889	—	—	—	331,889
Investment Company	$7,227	—	—	—	—	—	7,227

Total	$7,227	—	$976,191	—	—	—	$983,418

U.S. Government
Asset Backed	—	—	700	—	—	—	700
Mortgage Backed	—	—	29,823	—	—	—	29,823
U.S. Government	—	—	38,520	—	—	—	38,520
Investment Company	1,989	—	—	—	—	—	1,989

Total	$1,989	—	$69,043	—	—	—	$71,032

GNMA
Mortgage Backed	—	—	115,417	—	—	—	115,417
Investment Company	2,806	—	—	—	—	—	2,806

Total	$2,806	—	$115,417	—	—	—	$118,223

Core Bond
Asset Backed	—	—	77,895	—	—	—	77,895
Bank Loans	—	—	17,179	—	—	—	17,179
Commercial Paper	—	—	15,998	—	—	—	15,998
Corporate Bond	—	—	291,906	—	—	—	291,906
Foreign Government	—	—	29,190	—	—	—	29,190
Mortgage Backed	—	—	309,825	—	—	—	309,825
Municipal	—	—	24,699	—	—	—	24,699
U.S. Government	—	—	116,449	—	—	—	116,449
Investment Company	27,068	—	—	—	—	—	27,068

Total	$27,068	—	$883,141	—	—	—	$910,209

Corporate Bond
Asset Backed	—	—	9,387	—	—	—	9,387
Bank Loans	—	—	2,398	—	—	—	2,398
Corporate Bond	—	—	329,941	—	—	—	329,941
Foreign Government	—	—	1,748	—	—	—	1,748
Mortgage Backed	—	—	18,773	—	—	—	18,773
Municipal	—	—	974	—	—	—	974
Investment Company	14,070	—	—	—	—	—	14,070

Total	$14,070	—	$363,221	—	—	—	$377,291

Strategic Income
Asset Backed	—	—	24,184	—	—	—	24,184
Bank Loans	—	—	4,988	—	—	—	4,988
Corporate Bond	—	—	66,659	—	—	—	66,659
Foreign Government	—	—	6,912	—	—	—	6,912
Mortgage Backed	—	—	38,792	—	—	—	38,792
Municipal	—	—	7,030	—	—	—	7,030
U.S. Government	—	—	29,813	—	—	—	29,813
Preferred Stock	1,044	—	—	—	—	—	1,044
Investment Company	5,348	—	—	—	—	—	5,348

Total	$6,392	—	$178,378	—	—	—	$184,770

Absolute Return Bond
Asset Backed	—	—	161,638	—	—	—	161,638
Bank Loans	—	—	20,136	—	—	—	20,136
Corporate Bond	—	—	180,478	—	—	—	180,478
Foreign Government	—	—	68,755	—	—	—	68,755
Mortgage Backed	—	—	113,923	—	—	—	113,923
U.S. Government	—	—	16,961	—	—	—	16,961
Options Purchased	64	—	297	—	—	—	361
Swaptions Purchased	—	—	202	—	—	—	202
Investment Company	19,366	—	—	—	—	—	19,366

Total	$19,430	—	$562,390	—	—	—	$581,820

Annual Financial Statements and Other Information   133

Notes to Financial Statements continued

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$4,232	—	—	—	$4,232
Bank Loans	—	—	105,569	—	—	—	105,569
Corporate Bond	—	—	8,148	—	—	—	8,148
Mortgage Backed	—	—	1,493	—	—	—	1,493
Investment Company	$9,930	—	—	—	—	—	9,930

Total	$9,930	—	$119,442	—	—	—	$129,372

High Income
Asset Backed	—	—	13,893	—	—	—	13,893
Bank Loans	—	—	63,765	—	—	—	63,765
Corporate Bond	—	—	730,506	—	—	—	730,506
Mortgage Backed	—	—	8,622	—	—	—	8,622
Common Stock	4,148	—	—	—	—	—	4,148
Investment Company	82,833	—	—	—	—	—	82,833

Total	$86,981	—	$816,786	—	—	—	$903,767

California Municipal Social Impact
Municipal	—	—	151,863	—	—	—	151,863
U.S. Government	—	—	11,034	—	—	—	11,034
Investment Company	2,437	—	—	—	—	—	2,437

Total	$2,437	—	$162,897	—	—	—	$165,334

Global Low Duration
Asset Backed	—	—	8,682	—	—	—	8,682
Commercial Paper	—	—	1,995	—	—	—	1,995
Corporate Bond	—	—	17,041	—	—	—	17,041
Foreign Government	—	—	4,290	—	—	—	4,290
Mortgage Backed	—	—	5,207	—	—	—	5,207
Municipal	—	—	603	—	—	—	603
U.S. Government	—	—	6,233	—	—	—	6,233
Investment Company	911	—	—	—	—	—	911

Total	$911	—	$44,051	—	—	—	$44,962

Global Fixed Income
Asset Backed	—	—	15,279	—	—	—	15,279
Bank Loans	—	—	396	—	—	—	396
Corporate Bond	—	—	51,211	—	—	—	51,211
Foreign Government	—	—	39,788	—	—	—	39,788
Mortgage Backed	—	—	28,264	—	—	—	28,264
U.S. Government	—	—	1,701	—	—	—	1,701
Investment Company	7,171	—	—	—	—	—	7,171

Total	$7,171	—	$136,639	—	—	—	$143,810

Emerging Markets Bond
Corporate Bond	—	—	168,582	—	$1,646	—	170,228
Foreign Government	—	—	651,407	—	—	—	651,407
Investment Company	22,079	—	—	—	—	—	22,079

Total	$22,079	—	$819,989	—	$1,646	—	$843,714

Emerging Markets Local Bond
Corporate Bond	—	—	9,819	—	—	—	9,819
Foreign Government	—	—	57,394	—	—	—	57,394
Investment Company	4,448	—	—	—	—	—	4,448

Total	$4,448	—	$67,213	—	—	—	$71,661

Emerging Markets Corporate Bond
Asset Backed	—	—	1,654	—	—	—	1,654
Bank Loans	—	—	1,254	—	—	—	1,254
Corporate Bond	—	—	76,799	—	174	—	76,973
Foreign Government	—	—	442	—	—	—	442
Investment Company	12,148	—	—	—	—	—	12,148

Total	$12,148	—	$80,149	—	$174	—	$92,471

134  Payden Mutual Funds

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Equity Income
Corporate Bond	—	—	$2,289	—	—	—	$2,289
Common Stock	$900,101	—	—	—	—	—	900,101
Master Limited Partnership	39,490	—	—	—	—	—	39,490
Real Estate Investment Trust	63,000	—	—	—	—	—	63,000
Investment Company	55,062	—	—	—	—	—	55,062

Total	$1,057,653	—	$2,289	—	—	—	$1,059,942

Annual Financial Statements and Other Information   135

Notes to Financial Statements continued

	Other Financial Instruments[1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$58	$(2)	—	—	$56

Total	—	—	58	(2)	—	—	56

Low Duration
Futures	—	$(1,340)	—	—	—	—	(1,340)

Total	—	(1,340)	—	—	—	—	(1,340)

U.S. Government
Futures	—	(75)	—	—	—	—	(75)

Total	—	(75)	—	—	—	—	(75)

Core Bond
Forward currency contracts	—	—	469	(31)	—	—	438
Futures	$2,418	(2,804)	—	—	—	—	(386)
Swaps	—	—	3,225	(4,356)	—	—	(1,131)

Total	2,418	(2,804)	3,694	(4,387)	—	—	(1,079)

Corporate Bond
Futures	826	(1,650)	—	—	—	—	(824)

Total	826	(1,650)	—	—	—	—	(824)

Strategic Income
Forward currency contracts	—	—	220	(6)	—	—	214
Futures	1,249	(978)	—	—	—	—	271
Swaps	—	—	553	(741)	—	—	(188)

Total	1,249	(978)	773	(747)	—	—	297

Absolute Return Bond
Forward currency contracts	—	—	2,897	(940)	—	—	1,957
Futures	3,326	(1,045)	—	—	—	—	2,281
Options written	—	—	—	(121)	—	—	(121)
Swaps	—	—	—	(35)	—	—	(35)
Written Swaptions	—	—	—	(114)	—	—	(114)

Total	3,326	(1,045)	2,897	(1,210)	—	—	3,968

Floating Rate
Forward currency contracts	—	—	24	—	—	—	24

Total	—	—	24	—	—	—	24

High Income
Forward currency contracts	—	—	575	(7)	—	—	568
Futures	—	(1,062)	—	—	—	—	(1,062)
Swaps	—	—	26	(189)	—	—	(163)

Total	—	(1,062)	601	(196)	—	—	(657)

California Municipal Social Impact
Futures	—	(99)	—	—	—	—	(99)

Total	—	(99)	—	—	—	—	(99)

Global Low Duration
Forward currency contracts	—	—	7	—	—	—	7
Futures	17	(74)	—	—	—	—	(57)

Total	17	(74)	7	—	—	—	(50)

Global Fixed Income
Forward currency contracts	—	—	2,139	(339)	—	—	1,800
Futures	411	(709)	—	—	—	—	(298)
Swaps	—	—	614	(237)	—	—	377

Total	411	(709)	2,753	(576)	—	—	1,879

Emerging Markets Bond
Forward currency contracts	—	—	3,975	(898)	—	—	3,077
Futures	754	(552)	—	—	—	—	202
Swaps	—	—	448	(669)	—	—	(221)

Total	754	(552)	4,423	(1,567)	—	—	3,058

136  Payden Mutual Funds

	Other Financial Instruments[1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Local Bond
Forward currency contracts	—	—	$549	$(361)	—	—	$188
Futures	$82	$(46)	—	—	—	—	36
Swaps	—	—	36	(28)	—	—	8

Total	82	(46)	585	(389)	—	—	232

Emerging Markets Corporate Bond
Forward currency contracts	—	—	30	(25)	—	—	5
Futures	97	(93)	—	—	—	—	4
Swaps	—	—	8	(4)	—	—	4

Total	97	(93)	38	(29)	—	—	13

Equity Income
Forward currency contracts	—	—	1,316	—	—	—	1,316

Total	—	—	1,316	—	—	—	1,316

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

For Federal income tax purposes the following Funds had capital loss carryforwards at year end in the amount indicated below. The carryforwards are available to offset future capital gains, if any.

At October 31, 2024, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Cash Reserves Money Market	$29
Limited Maturity	1,080
Low Duration	45,738
U.S. Government	8,453
GNMA	50,628
Core Bond	104,029
Corporate Bond	31,970
Strategic Income	6,028
Absolute Return Bond	33,847
Floating Rate	7,894
High Income	46,712
California Municipal Social Impact	4,182
Global Low Duration	2,191
Global Fixed Income	28,349
Emerging Markets Bond	191,535
Emerging Markets Local Bond	25,664
Emerging Markets Corporate Bond	5,194

Annual Financial Statements and Other Information   137

Notes to Financial Statements continued

The tax character of distributions paid during the fiscal years ended October 31st is as follows (000’s):

	2023

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains	Return of Capital
Cash Reserves Money Market	—	$21,571	—	—
Limited Maturity	—	82,818	$4,289	$734
Low Duration	—	38,581	—	725
U.S. Government	—	2,077	—	—
GNMA	—	3,191	—	—
Core Bond	—	32,976	—	1,254
Corporate Bond	—	14,260	—	—
Strategic Income	—	7,765	265	280
Absolute Return Bond	—	39,475	—	212
Floating Rate	—	9,700	—	38
High Income	—	42,537	—	85
California Municipal Social Impact	$3,462	764	—	—
Global Low Duration	—	2,476	—	17
Global Fixed Income	—	14,644	—	4,805
Emerging Markets Bond	—	51,527	—	11,038
Emerging Markets Local Bond	—	1,041	—	1,556
Emerging Markets Corporate Bond	—	3,509	—	210
Equity Income	—	23,925	59,728	—

	2024

	Tax-Exempt Income	Ordinary Income	Long Term Capital Gains	Return of Capital
Cash Reserves Money Market	—	$23,206	—	—
Limited Maturity	—	106,230	—	—
Low Duration	—	41,915	—	—
U.S. Government	—	2,354	—	—
GNMA	—	3,357	—	—
Core Bond	—	40,743	—	$802
Corporate Bond	—	16,817	—	—
Strategic Income	—	9,045	—	251
Absolute Return Bond	—	38,727	—	—
Floating Rate	—	10,846	—	—
High Income	—	52,716	—	—
California Municipal Social Impact	$4,692	1,001	—	272
Global Low Duration	—	2,073	—	—
Global Fixed Income	—	2,652	—	3,045
Emerging Markets Bond	—	55,607	—	—
Emerging Markets Local Bond	—	4,021	—	1,203
Emerging Markets Corporate Bond	—	5,153	—	—
Equity Income	—	27,055	$34,768	—

138  Payden Mutual Funds

At October 31, 2024, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$481,901	—	—	—
Limited Maturity	2,006,890	$8,775	$(1,839)	$6,936
Low Duration	985,231	6,490	(8,303)	(1,813)
U.S. Government	72,856	192	(2,017)	(1,824)
GNMA	125,110	860	(7,748)	(6,887)
Core Bond	973,322	13,044	(76,156)	(63,112)
Corporate Bond	395,856	3,568	(22,133)	(18,565)
Strategic Income	189,210	2,817	(7,258)	(4,441)
Absolute Return Bond	591,649	10,243	(20,307)	(10,064)
Floating Rate	130,263	1,629	(2,519)	(890)
High Income	903,703	18,081	(18,017)	64
California Municipal Social Impact	163,429	2,469	(564)	1,905
Global Low Duration	45,620	300	(958)	(658)
Global Fixed Income	155,050	3,196	(14,437)	(11,241)
Emerging Markets Bond	894,254	27,985	(78,525)	(50,540)
Emerging Markets Local Bond	75,338	1,980	(5,657)	(3,677)
Emerging Markets Corporate Bond	92,440	1,931	(1,901)	30
Equity Income	877,389	188,847	(6,294)	182,553

At October 31, 2024, the components of accumulated earnings (deficit) for Federal income tax purposes are as follows (000’s):

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Capital Loss Carryforwards	Distributions Payable	Net Unrealized Appreciation (Depreciation)	Total Distributions Earnings (Deficit)
Cash Reserves Money Market	—	$1,306	—	$(29)	$(1,313)	—	$(36)
Limited Maturity	—	2,948	—	(1,080)	(632)	$6,828	8,064
Low Duration	—	391	—	(45,738)	(317)	(1,824)	(47,488)
U.S. Government	—	202	—	(8,453)	(178)	(1,824)	(10,253)
GNMA	—	970	—	(50,628)	(145)	(6,887)	(56,690)
Core Bond	—	—	—	(104,030)	—	(63,612)	(167,642)
Corporate Bond	—	26	—	(31,970)	—	(18,565)	(50,509)
Strategic Income	—	—	—	(6,028)	—	(4,489)	(10,517)
Absolute Return Bond	—	2,166	—	(33,847)	—	(11,211)	(42,892)
Floating Rate	—	—	—	(7,894)	—	(893)	(8,787)
High Income	—	1,522	—	(46,712)	—	(211)	(45,401)
California Municipal Social Impact	—	—	—	(4,182)	(148)	1,906	(2,424)
Global Low Duration	—	28	—	(2,191)	—	(666)	(2,829)
Global Fixed Income	—	—	—	(28,349)	—	(11,386)	(39,735)
Emerging Markets Bond	—	3,121	—	(191,535)	—	(49,513)	(237,927)
Emerging Markets Local Bond	—	—	—	(25,664)	—	(3,563)	(29,227)
Emerging Markets Corporate Bond	—	—	—	(5,194)	—	73	(5,121)
Equity Income	—	47,403	$96,201	—	—	182,488	326,092

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

Annual Financial Statements and Other Information   139

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140

Financial Highlights

	Payden Cash Reserves Money Market Fund
	2024		2023		2022	2021		2020
Net asset value — beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment activities:
Net investment income	0.05		0.04		0.01	0.00	(1)	0.01
Net realized and unrealized gains (losses)	(0.00	)(1)	(0.00	)(1)	0.00 (1)	0.00	(1)	0.00	(1)

Total from investment activities	0.05		0.04		0.01	0.00		0.01

Distributions to shareholders:
From net investment income	(0.05)		(0.04)		(0.01)	(0.00	)(1)	(0.01)
From net realized gains	—		—		—	—		(0.00	)(1)

Total distributions to shareholders	(0.05)		(0.04)		(0.01)	(0.00	)(1)	(0.01)

Net asset value — end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	5.20%		4.57%		0.78%	0.02%		0.57%

Ratios/supplemental data:
Net assets, end of period (000s)	$482,687		$446,743		$475,935	$500,758		$351,597
Ratio of gross expense to average net assets	0.38%		0.38%		0.37%	0.38%		0.39%
Ratio of net expense to average net assets	0.25%		0.25%		0.18%	0.05%		0.23%
Ratio of investment income less gross expenses to average net assets	4.96%		4.34%		0.57%	(0.32)%		0.35%
Ratio of net investment income to average net assets	5.08%		4.47%		0.76%	0.01%		0.51%
Portfolio turnover rate	n/a		n/a		n/a	n/a		n/a

The Fund commenced operations on December 17, 1997.

(1) Amount is less than $0.005.

	Payden Limited Maturity Fund - Investor Class
	2024	2023		2022	2021	2020
Net asset value — beginning of period	$9.46	$9.36		$9.51	$9.50	$9.49

Income (loss) from investment activities:
Net investment income	0.54	0.44		0.10	0.06	0.15
Net realized and unrealized gains (losses)	0.08	0.11		(0.14)	0.01	0.01

Total from investment activities	0.62	0.55		(0.04)	0.07	0.16

Distributions to shareholders:
From net investment income	(0.52)	(0.41)		(0.11)	(0.06)	(0.15)
From net realized gains	—	(0.04)		—	—	(0.00	)(1)
Return of capital	—	(0.00	)(1)	—	—	—

Total distributions to shareholders	(0.52)	(0.45)		(0.11)	(0.06)	(0.15)

Net asset value — end of period	$9.56	$9.46		$9.36	$9.51	$9.50

Total return	6.68%	5.76%		(0.41)%	0.75%	1.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$547,456	$641,777		$546,444	$851,146	$1,219,514
Ratio of gross expense to average net assets	0.52%	0.48%		0.52%	0.49%	0.54%
Ratio of net expense to average net assets	0.28%	0.25%		0.25%	0.25%	0.25%
Ratio of investment income less gross expenses to average net assets	5.33%	4.18%		0.74%	0.41%	1.24%
Ratio of net investment income to average net assets	5.56%	4.42%		1.02%	0.64%	1.53%
Portfolio turnover rate	76%	80%		36%	60%	63%

The Fund commenced operations on April 29, 1994.

(1) Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information   141

Financial Highlights continued

	Payden Limited Maturity Fund - SI Class
	2024		2023		2022	2021
Net asset value — beginning of period	$9.46		$9.37		$9.52	$9.53

Income (loss) from investment activities:
Net investment income	0.53		0.44		0.10	0.02
Net realized and unrealized gains (losses)	0.09		0.10		(0.14)	(0.01)

Total from investment activities	0.62		0.54		(0.04)	0.01

Distributions to shareholders:
From net investment income	(0.52)		(0.40)		(0.11)	(0.02)
From net realized gains	—		(0.05)		—	—
Return of capital	—		(0.00	)(1)	—	—

Total distributions to shareholders	(0.52)		(0.45)		(0.11)	(0.02)

Net asset value — end of period	$9.56		$9.46		$9.37	$9.52

Total return	6.73%		5.70%		(0.36)%	0.11	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,400,815		$1,318,397		$1,325,844	$1,398,387
Ratio of gross expense to average net assets	0.52%		0.49%		0.53%	0.51	%(3)
Ratio of net expense to average net assets	0.23%		0.20%		0.20%	0.20	%(3)
Ratio of investment income less gross expenses to average net assets	5.35%		4.15%		0.79%	0.28	%(3)
Ratio of net investment income to average net assets	5.63%		4.44%		1.12%	0.59	%(3)
Portfolio turnover rate	76%		80%		36%	60	%(2)
The Class commenced operations on June 30, 2021.

	Payden Limited Maturity Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.49

Income (loss) from investment activities:
Net investment income	0.41
Net realized and unrealized gain	0.05

Total from investment activities	0.46

Distributions to shareholders:
From net investment income	(0.40)

Total distributions to shareholders	(0.40)

Net asset value — end of period	$9.55

Total return	4.99	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(4)
Ratio of gross expense to average net assets	—	(3)
Ratio of net expense to average net assets	—	(3)
Ratio of investment income less gross expenses to average net assets	4.61	%(3)
Ratio of net investment income to average net assets	4.61	%(3)
Portfolio turnover rate	76	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

(4) Amount is less than $500.

See notes to financial statements.

142  Payden Mutual Funds

	Payden Low Duration Fund - Investor Class
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$9.53	$9.47	$10.12		$10.22	$10.10

Income (loss) from investment activities:
Net investment income	0.40	0.31	0.13		0.18	0.18
Net realized and unrealized gains (losses)	0.26	0.08	(0.60)		0.00 (1)	0.12

Total from investment activities	0.66	0.39	(0.47)		0.18	0.30

Distributions to shareholders:
From net investment income	(0.41)	(0.32)	(0.14)		(0.19)	(0.18)
From net realized gains	—	—	(0.03)		(0.09)	—
Return of capital	—	(0.01)	(0.01)		—	—

Total distributions to shareholders	(0.41)	(0.33)	(0.18)		(0.28)	(0.18)

Net asset value — end of period	$9.78	$9.53	$9.47		$10.12	$10.22

Total return	7.05%	4.16%	(4.65)%		0.84%	3.00%

Ratios/supplemental data:
Net assets, end of period (000s)	$524,087	$572,864	$901,416		$1,604,077	$1,532,982
Ratio of gross expense to average net assets	0.57%	0.53%	0.53%		0.51%	0.53%
Ratio of net expense to average net assets	0.43%	0.43%	0.43%		0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	4.07%	3.20%	1.27%		0.75%	1.64%
Ratio of net investment income to average net assets	4.20%	3.30%	1.37%		0.83%	1.74%
Portfolio turnover rate	63%	102%	98%		138%	211%
The Fund commenced operations on December 31, 1993.
	Payden Low Duration Fund - SI Class
	2024	2023	2022
Net asset value — beginning of period	$9.53	$9.47	$9.92

Income (loss) from investment activities:
Net investment income	0.43	0.33	0.12
Net realized and unrealized gains (losses)	0.24	0.06	(0.45)

Total from investment activities	0.67	0.39	(0.33)

Distributions to shareholders:
From net investment income	(0.42)	(0.32)	(0.11)
Return of capital	—	(0.01)	(0.01)

Total distributions to shareholders	(0.42)	(0.33)	(0.12)

Net asset value — end of period	$9.78	$9.53	$9.47

Total return	7.10%	4.21%	(3.34	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$449,960	$456,251	$321,719
Ratio of gross expense to average net assets	0.57%	0.53%	0.55	%(3)
Ratio of net expense to average net assets	0.38%	0.38%	0.38	%(3)
Ratio of investment income less gross expenses to average net assets	4.20%	3.40%	1.72	%(3)
Ratio of net investment income to average net assets	4.39%	3.54%	1.88	%(3)
Portfolio turnover rate	63%	102%	98	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information   143

Financial Highlights continued

	Payden Low Duration Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.62

Income (loss) from investment activities:
Net investment income	0.36
Net realized and unrealized gain	0.17

Total from investment activities	0.53

Distributions to shareholders:
From net investment income	(0.36)

Total distributions to shareholders	(0.36)

Net asset value — end of period	$9.79

Total return	5.64	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)
Ratio of gross expense to average net assets	0.02	%(3)
Ratio of net expense to average net assets	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	4.07	%(3)
Ratio of net investment income to average net assets	4.08	%(3)
Portfolio turnover rate	63	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.
	Payden U.S. Government Fund
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.16		$9.30	$10.29	$10.54	$10.35

Income (loss) from investment activities:
Net investment income	0.35	(1)	0.31 (1)	0.24 (1)	0.15 (1)	0.19 (1)
Net realized and unrealized gains (losses)	0.22		(0.14)	(0.97)	(0.18)	0.25

Total from investment activities	0.57		0.17	(0.73)	(0.03)	0.44

Distributions to shareholders:
From net investment income	(0.35)		(0.32)	(0.26)	(0.22)	(0.25)

Total distributions to shareholders	(0.35)		(0.32)	(0.26)	(0.22)	(0.25)

Net asset value — end of period	$9.38		$9.16	$9.30	$10.29	$10.54

Total return	6.33%		1.90%	(7.14)%	(0.31)%	4.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$68,989		$59,974	$53,471	$28,876	$47,360
Ratio of gross expense to average net assets	0.66%		0.67%	0.82%	0.77%	0.73%
Ratio of net expense to average net assets	0.43%		0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.53%		3.13%	2.06%	1.10%	1.51%
Ratio of net investment income to average net assets	3.76%		3.36%	2.45%	1.44%	1.81%
Portfolio turnover rate	52%		39%	39%	22%	48%

The Class commenced operations on December 30, 1995.

(1) Based on average shares outstanding.

See notes to financial statements.

144  Payden Mutual Funds

	Payden GNMA Fund
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$7.08	$7.47	$9.12		$9.47	$9.42

Income (loss) from investment activities:
Net investment income	0.30	0.26	0.25		0.07	0.18
Net realized and unrealized gains (losses)	0.45	(0.41)	(1.59)		(0.15)	0.15

Total from investment activities	0.75	(0.15)	(1.34)		(0.08)	0.33

Distributions to shareholders:
From net investment income	(0.27)	(0.24)	(0.31)		(0.27)	(0.28)

Total distributions to shareholders	(0.27)	(0.24)	(0.31)		(0.27)	(0.28)

Net asset value — end of period	$7.56	$7.08	$7.47		$9.12	$9.47

Total return	10.61%	(2.19)%	(15.01)%		(0.91)%	3.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$96,196	$88,544	$91,243		$102,013	$122,509
Ratio of gross expense to average net assets	0.67%	0.63%	0.70%		0.69%	0.71%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%		0.47%	0.50%
Ratio of investment income less gross expenses to average net assets	3.67%	3.08%	2.03%		1.15%	1.92%
Ratio of net investment income to average net assets	3.89%	3.26%	2.28%		1.38%	2.13%
Portfolio turnover rate	25%	17%	29%		28%	25%
The Fund commenced operations on August 27, 1999.
	Payden Core Bond Fund - Investor Class
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$8.56	$8.80	$10.84		$11.13	$10.90

Income (loss) from investment activities:
Net investment income	0.43 (1)	0.37 (1)	0.26	(1)	0.21 (1)	0.26 (1)
Net realized and unrealized gains (losses)	0.61	(0.26)	(2.01)		0.09	0.25

Total from investment activities	1.04	0.11	(1.75)		0.30	0.51

Distributions to shareholders:
From net investment income	(0.40)	(0.34)	(0.28)		(0.42)	(0.28)
From net realized gains	—	—	(0.01)		(0.17)	—
Return of capital	(0.01)	(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.41)	(0.35)	(0.29)		(0.59)	(0.28)

Net asset value — end of period	$9.19	$8.56	$8.80		$10.84	$11.13

Total return	12.27%	1.07%	(16.43)%		1.15%	4.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$262,908	$230,480	$294,877		$409,453	$589,061
Ratio of gross expense to average net assets	0.53%	0.52%	0.52%		0.51%	0.54%
Ratio of net expense to average net assets	0.53%	0.52%	0.52%		0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.69%	4.03%	2.63%		1.93%	2.40%
Ratio of net investment income to average net assets	4.69%	4.03%	2.63%		1.92%	2.40%
Portfolio turnover rate	69%	52%	51%		88%	125%

The Fund commenced operations on December 31, 1993.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information   145

Financial Highlights continued

	Payden Core Bond Fund - SI Class
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$8.55	$8.79	$10.83		$11.12	$10.89

Income (loss) from investment activities:
Net investment income	0.44 (1)	0.38 (1)	0.27	(1)	0.22 (1)	0.27 (1)
Net realized and unrealized gains (losses)	0.61	(0.27)	(2.01)		0.09	0.25

Total from investment activities	1.05	0.11	(1.74)		0.31	0.52

Distributions to shareholders:
From net investment income	(0.41)	(0.34)	(0.29)		(0.43)	(0.29)
From net realized gains	—	—	(0.01)		(0.17)	—
Return of capital	(0.01)	(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.42)	(0.35)	(0.30)		(0.60)	(0.29)

Net asset value — end of period	$9.18	$8.55	$8.79		$10.83	$11.12

Total return	12.38%	1.16%	(16.36)%		1.27%	4.88%

Ratios/supplemental data:
Net assets, end of period (000s)	$644,599	$615,873	$612,851		$833,563	$758,985
Ratio of gross expense to average net assets	0.53%	0.52%	0.52%		0.52%	0.54%
Ratio of net expense to average net assets	0.42%	0.42%	0.42%		0.42%	0.42%
Ratio of investment income less gross expenses to average net assets	4.68%	4.05%	2.64%		1.95%	2.37%
Ratio of net investment income to average net assets	4.78%	4.14%	2.74%		2.05%	2.48%
Portfolio turnover rate	69%	52%	51%		88%	125%
The Class commenced operations on January 22, 2018.
	Payden Core Bond Fund - Adviser Class
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$8.56	$8.77	$10.81		$11.10	$10.87

Income (loss) from investment activities:
Net investment income	0.40 (1)	0.33 (1)	0.23	(1)	0.19 (1)	0.24 (1)
Net realized and unrealized gains (losses)	0.62	(0.22)	(2.01)		0.08	0.25

Total from investment activities	1.02	0.11	(1.78)		0.27	0.49

Distributions to shareholders:
From net investment income	(0.38)	(0.31)	(0.25)		(0.39)	(0.26)
From net realized gains	—	—	(0.01)		(0.17)	—
Return of capital	(0.01)	(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.39)	(0.32)	(0.26)		(0.56)	(0.26)

Net asset value — end of period	$9.19	$8.56	$8.77		$10.81	$11.10

Total return	11.97%	1.15%	(16.70)%		0.92%	4.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,609	$2,965	$23,806		$46,499	$45,755
Ratio of gross expense to average net assets	0.78%	0.78%	0.77%		0.76%	0.79%
Ratio of net expense to average net assets	0.78%	0.78%	0.77%		0.78%	0.78%
Ratio of investment income less gross expenses to average net assets	4.42%	3.64%	2.35%		1.71%	2.14%
Ratio of net investment income to average net assets	4.42%	3.64%	2.35%		1.70%	2.15%
Portfolio turnover rate	69%	52%	51%		88%	125%

The Class commenced operations on November 2, 2009.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

See notes to financial statements.

146  Payden Mutual Funds

	Payden Corporate Bond Fund - Investor Class
	2024	2023	2022		2021	2020
Net asset value — beginning of period	$8.94	$9.10	$11.96		$12.04	$11.73

Income (loss) from investment activities:
Net investment income	0.43	0.36	0.29		0.46	0.34
Net realized and unrealized gains (losses)	0.85	(0.15)	(2.53)		0.09	0.31

Total from investment activities	1.28	0.21	(2.24)		0.55	0.65

Distributions to shareholders:
From net investment income	(0.43)	(0.37)	(0.34)		(0.47)	(0.33)
From net realized gains	—	—	(0.28)		(0.16)	(0.01)
Return of capital	—	—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.43)	(0.37)	(0.62)		(0.63)	(0.34)

Net asset value — end of period	$9.79	$8.94	$9.10		$11.96	$12.04

Total return	14.50%	2.20%	(19.53)%		3.27%	5.65%

Ratios/supplemental data:
Net assets, end of period (000s)	$158,154	$139,288	$222,269		$460,135	$479,951
Ratio of gross expense to average net assets	0.67%	0.65%	0.66%		0.65%	0.66%
Ratio of net expense to average net assets	0.65%	0.65%	0.65%		0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	4.45%	3.92%	2.90%		2.47%	2.82%
Ratio of net investment income to average net assets	4.47%	3.91%	2.90%		2.47%	2.83%
Portfolio turnover rate	67%	41%	31%		49%	58%
The Fund commenced operations on March 12, 2009.
	Payden Corporate Bond Fund - SI Class
	2024	2023	2022
Net asset value — beginning of period	$8.94	$9.10	$10.98

Income (loss) from investment activities:
Net investment income	0.44	0.38	0.22
Net realized and unrealized gains (losses)	0.85	(0.16)	(1.87)

Total from investment activities	1.29	0.22	(1.65)

Distributions to shareholders:
From net investment income	(0.44)	(0.38)	(0.23)
Return of capital	—	—	(0.00	)(1)

Total distributions to shareholders	(0.44)	(0.38)	(0.23)

Net asset value — end of period	$9.79	$8.94	$9.10

Total return	14.61%	2.32%	(15.14	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$217,396	$201,735	$124,148
Ratio of gross expense to average net assets	0.67%	0.63%	0.65	%(3)
Ratio of net expense to average net assets	0.55%	0.55%	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.45%	4.01%	3.45	%(3)
Ratio of net investment income to average net assets	4.57%	4.08%	3.55	%(3)
Portfolio turnover rate	67%	41%	31	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information   147

Financial Highlights continued

	Payden Corporate Bond Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.44

Income (loss) from investment activities:
Net investment income	0.47
Net realized and unrealized gain	0.34

Total from investment activities	0.81

Distributions to shareholders:
From net investment income	(0.39)

Total distributions to shareholders	(0.39)

Net asset value — end of period	$9.86

Total return	8.69	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)
Ratio of gross expense to average net assets	0.02	%(3)
Ratio of net expense to average net assets	0.01	%(3)
Ratio of investment income less gross expenses to average net assets	5.24	%(3)
Ratio of net investment income to average net assets	5.25	%(3)
Portfolio turnover rate	67	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.
	Payden Strategic Income Fund - Investor Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.15		$9.16	$10.46	$10.28	$10.21

Income (loss) from investment activities:
Net investment income	0.49		0.45	0.31	0.26	0.29
Net realized and unrealized gains (losses)	0.46		(0.02)	(1.20)	0.20	0.08

Total from investment activities	0.95		0.43	(0.89)	0.46	0.37

Distributions to shareholders:
From net investment income	(0.48)		(0.42)	(0.33)	(0.27)	(0.30)
From net realized gains	—		(0.01)	(0.08)	(0.01)	—
Return of capital	(0.01)		(0.01)	—	—	—

Total distributions to shareholders	(0.49)		(0.44)	(0.41)	(0.28)	(0.30)

Net asset value — end of period	$9.61		$9.15	$9.16	$10.46	$10.28

Total return	10.53%		4.57%	(8.72)%	4.37%	3.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$107,956		$95,213	$113,587	$147,966	$84,881
Ratio of gross expense to average net assets	0.88%		0.86%	0.87%	0.85%	0.88%
Ratio of net expense to average net assets	0.65%		0.65%	0.65%	0.66%	0.70%
Ratio of investment income less gross expenses to average net assets	4.93%		4.29%	2.94%	2.30%	2.68%
Ratio of net investment income to average net assets	5.16%		4.49%	3.16%	2.49%	2.86%
Portfolio turnover rate	63%		51%	40%	90%	65%

The Fund commenced operations on May 8, 2014.

See notes to financial statements.

148  Payden Mutual Funds

	Payden Strategic Income Fund - SI Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.15		$9.16	$10.46	$10.27	$10.20

Income (loss) from investment activities:
Net investment income	0.51		0.44	0.32	0.28	0.31
Net realized and unrealized gains (losses)	0.45		(0.01)	(1.20)	0.20	0.08

Total from investment activities	0.96		0.43	(0.88)	0.48	0.39

Distributions to shareholders:
From net investment income	(0.49)		(0.43)	(0.34)	(0.28)	(0.32)
From net realized gains	—		(0.01)	(0.08)	(0.01)	—
Return of capital	(0.01)		(0.01)	—	—	—

Total distributions to shareholders	(0.50)		(0.45)	(0.42)	(0.29)	(0.32)

Net asset value — end of period	$9.61		$9.15	$9.16	$10.46	$10.27

Total return	10.64%		4.68%	(8.62)%	4.58%	3.90%

Ratios/supplemental data:
Net assets, end of period (000s)	$75,323		$76,974	$49,004	$49,575	$49,334
Ratio of gross expense to average net assets	0.88%		0.86%	0.87%	0.85%	0.88%
Ratio of net expense to average net assets	0.55%		0.55%	0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	4.91%		4.33%	2.99%	2.34%	2.67%
Ratio of net investment income to average net assets	5.25%		4.63%	3.31%	2.65%	3.00%
Portfolio turnover rate	63%		51%	40%	90%	65%
The Fund commenced operations on May 8, 2014.
	Payden Strategic Income Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.36

Income (loss) from investment activities:
Net investment income	0.41
Net realized and unrealized gain	0.24

Total from investment activities	0.65

Distributions to shareholders:
From net investment income	(0.44)

Total distributions to shareholders	(0.44)

Net asset value — end of period	$9.57

Total return	7.00	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)
Ratio of gross expense to average net assets	0.07	%(3)
Ratio of net expense to average net assets	0.07	%(3)
Ratio of investment income less gross expenses to average net assets	4.57	%(3)
Ratio of net investment income to average net assets	4.57	%(3)
Portfolio turnover rate	63	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Amount is less than $500.

(3) Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information   149

Financial Highlights continued

	Payden Absolute Return Bond Fund - Investor Class
	2024	2023		2022	2021	2020
Net asset value — beginning of period	$9.31	$9.18		$10.03	$9.92	$10.06

Income (loss) from investment activities:
Net investment income	0.59	0.53		0.30	0.20	0.25
Net realized and unrealized gains (losses)	0.18	0.10		(0.83)	0.12	(0.13)

Total from investment activities	0.77	0.63		(0.53)	0.32	0.12

Distributions to shareholders:
From net investment income	(0.58)	(0.50)		(0.20)	(0.21)	(0.26)
From net realized gains	—	—		(0.03)	—	—
Return of capital	—	(0.00	)(1)	(0.09)	—	—

Total distributions to shareholders	(0.58)	(0.50)		(0.32)	(0.21)	(0.26)

Net asset value — end of period	$9.50	$9.31		$9.18	$10.03	$9.92

Total return	8.44%	6.93%		(5.32)%	3.22%	1.23%

Ratios/supplemental data:
Net assets, end of period (000s)	$150,463	$139,081		$123,311	$151,027	$132,299
Ratio of gross expense to average net assets	0.77%	0.76%		0.74%	0.74%	0.74%
Ratio of net expense to average net assets	0.70%	0.70%		0.70%	0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	6.23%	5.73%		3.00%	1.93%	2.44%
Ratio of net investment income to average net assets	6.30%	5.79%		3.03%	1.96%	2.48%
Portfolio turnover rate	188%	132%		104%	95%	67%
The Fund commenced operations on November 6, 2014.
	Payden Absolute Return Bond Fund - SI Class
	2024	2023		2022	2021	2020
Net asset value — beginning of period	$9.32	$9.19		$10.04	$9.93	$10.07

Income (loss) from investment activities:
Net investment income	0.66	0.59		0.30	0.22	0.27
Net realized and unrealized gains (losses)	0.14	0.06		(0.83)	0.12	(0.13)

Total from investment activities	0.80	0.65		(0.53)	0.34	0.14

Distributions to shareholders:
From net investment income	(0.60)	(0.52)		(0.20)	(0.23)	(0.28)
From net realized gains	—	—		(0.03)	—	—
Return of capital	—	(0.00	)(1)	(0.09)	—	—

Total distributions to shareholders	(0.60)	(0.52)		(0.32)	(0.23)	(0.28)

Net asset value — end of period	$9.52	$9.32		$9.19	$10.04	$9.93

Total return	8.79%	7.16%		(5.10)%	3.46%	1.45%

Ratios/supplemental data:
Net assets, end of period (000s)	$429,782	$556,369		$659,836	$878,927	$686,397
Ratio of gross expense to average net assets	0.77%	0.76%		0.74%	0.74%	0.74%
Ratio of net expense to average net assets	0.47%	0.47%		0.47%	0.47%	0.47%
Ratio of investment income less gross expenses to average net assets	6.10%	5.71%		3.01%	1.93%	2.44%
Ratio of net investment income to average net assets	6.40%	6.01%		3.27%	2.19%	2.71%
Portfolio turnover rate	188%	132%		104%	95%	67%

The Fund commenced operations on November 6, 2014.

(1) Amount is less than $0.005.

See notes to financial statements.

150  Payden Mutual Funds

	Payden Absolute Return Bond Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.39

Income (loss) from investment activities:
Net investment income	0.50
Net realized and unrealized gain	0.13

Total from investment activities	0.63

Distributions to shareholders:
From net investment income	(0.52)

Total distributions to shareholders	(0.52)

Net asset value — end of period	$9.50

Total return	6.86	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$283
Ratio of gross expense to average net assets	1.04	%(2)
Ratio of net expense to average net assets	0.95	%(2)
Ratio of investment income less gross expenses to average net assets	6.52	%(2)
Ratio of net investment income to average net assets	6.59	%(2)
Portfolio turnover rate	188	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Annualized.
	Payden Floating Rate Fund - Investor Class
	2024		2023		2022		2021	2020
Net asset value — beginning of period	$9.62		$9.38		$9.91		$9.51	$9.89

Income (loss) from investment activities:
Net investment income	0.85		0.80		0.40		0.30	0.33
Net realized and unrealized gains (losses)	0.15		0.23		(0.51)		0.39	(0.38)

Total from investment activities	1.00		1.03		(0.11)		0.69	(0.05)

Distributions to shareholders:
From net investment income	(0.87)		(0.79)		(0.42)		(0.28)	(0.33)
Return of capital	—		(0.00	)(1)	(0.00	)(1)	(0.01)	—

Total distributions to shareholders	(0.87)		(0.79)		(0.42)		(0.29)	(0.33)

Net asset value — end of period	$9.75		$9.62		$9.38		$9.91	$9.51

Total return	10.80%		11.39%		(1.10)%		7.29%	(0.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$46,741		$27,057		$24,160		$20,753	$19,569
Ratio of gross expense to average net assets	0.94%		0.90%		0.86%		0.92%	0.97%
Ratio of net expense to average net assets	0.70%		0.70%		0.70%		0.72%	0.75%
Ratio of investment income less gross expenses to average net assets	8.69%		8.06%		4.12%		2.80%	3.22%
Ratio of net investment income to average net assets	8.93%		8.27%		4.28%		3.00%	3.44%
Portfolio turnover rate	62%		28%		33%		40%	53%

The Fund commenced operations on November 11, 2013.

(1) Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information   151

Financial Highlights continued

	Payden Floating Rate Fund - SI Class
	2024		2023		2022		2021	2020
Net asset value — beginning of period	$9.63		$9.39		$9.92		$9.51	$9.90

Income (loss) from investment activities:
Net investment income	0.88		0.80		0.42		0.32	0.33
Net realized and unrealized gains (losses)	0.13		0.25		(0.52)		0.39	(0.38)

Total from investment activities	1.01		1.05		(0.10)		0.71	(0.05)

Distributions to shareholders:
From net investment income	(0.88)		(0.81)		(0.43)		(0.29)	(0.34)
Return of capital	—		(0.00	)(1)	(0.00	)(1)	(0.01)	—

Total distributions to shareholders	(0.88)		(0.81)		(0.43)		(0.30)	(0.34)

Net asset value — end of period	$9.76		$9.63		$9.39		$9.92	$9.51

Total return	10.89%		11.52%		(1.01)%		7.53%	(0.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$76,926		$88,309		$124,423		$170,373	$47,606
Ratio of gross expense to average net assets	0.93%		0.90%		0.86%		0.89%	0.97%
Ratio of net expense to average net assets	0.60%		0.60%		0.60%		0.61%	0.65%
Ratio of investment income less gross expenses to average net assets	8.65%		7.98%		3.98%		2.77%	3.23%
Ratio of net investment income to average net assets	8.98%		8.29%		4.24%		3.05%	3.55%
Portfolio turnover rate	62%		28%		33%		40%	53%
The Fund commenced operations on November 11, 2013.
	Payden Floating Rate Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.70

Income (loss) from investment activities:
Net investment income	0.71
Net realized and unrealized gain	0.12

Total from investment activities	0.83

Distributions to shareholders:
From net investment income	(0.79)

Total distributions to shareholders	(0.79)

Net asset value — end of period	$9.74

Total return	8.78	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$3
Ratio of gross expense to average net assets	0.99	%(3)
Ratio of net expense to average net assets	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	8.14	%(3)
Ratio of net investment income to average net assets	8.17	%(3)
Portfolio turnover rate	62	%(2)

The Class commenced operations on November 30, 2023.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

152  Payden Mutual Funds

	Payden High Income Fund - Investor Class
	2024	2023		2022		2021	2020
Net asset value — beginning of period	$5.84	$5.82		$6.87		$6.45	$6.53

Income (loss) from investment activities:
Net investment income	0.44	0.43		0.35		0.33	0.34
Net realized and unrealized gains (losses)	0.50	0.00	(1)	(1.05)		0.42	(0.08)

Total from investment activities	0.94	0.43		(0.70)		0.75	0.26

Distributions to shareholders:
From net investment income	(0.44)	(0.41)		(0.35)		(0.33)	(0.34)
Return of capital	—	(0.00	)(1)	(0.00	)(1)	—	—

Total distributions to shareholders	(0.44)	(0.41)		(0.35)		(0.33)	(0.34)

Net asset value — end of period	$6.34	$5.84		$5.82		$6.87	$6.45

Total return	16.43%	7.54%		(10.45)%		11.75%	4.23%

Ratios/supplemental data:
Net assets, end of period (000s)	$215,913	$141,392		$227,112		$740,403	$525,196
Ratio of gross expense to average net assets	0.63%	0.59%		0.60%		0.60%	0.62%
Ratio of net expense to average net assets	0.63%	0.59%		0.60%		0.60%	0.62%
Ratio of investment income less gross expenses to average net assets	7.04%	6.91%		5.22%		4.75%	5.28%
Ratio of net investment income to average net assets	7.04%	6.91%		5.22%		4.75%	5.28%
Portfolio turnover rate	76%	75%		70%		74%	124%

The Fund commenced operations on December 30, 1997.

	Payden High Income Fund - SI Class
	2024	2023		2022
Net asset value — beginning of period	$5.83	$5.81		$6.57

Income (loss) from investment activities:
Net investment income	0.45	0.42		0.22
Net realized and unrealized gains (losses)	0.49	0.02		(0.74)

Total from investment activities	0.94	0.44		(0.52)

Distributions to shareholders:
From net investment income	(0.45)	(0.42)		(0.24)
Return of capital	—	(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.45)	(0.42)		(0.24)

Net asset value — end of period	$6.32	$5.83		$5.81

Total return	16.38%	7.63%		(7.92	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$644,754	$436,946		$350,733
Ratio of gross expense to average net assets	0.63%	0.59%		0.61	%(3)
Ratio of net expense to average net assets	0.55%	0.55%		0.55	%(3)
Ratio of investment income less gross expenses to average net assets	7.05%	6.98%		5.91	%(3)
Ratio of net investment income to average net assets	7.13%	7.02%		5.96	%(3)
Portfolio turnover rate	76%	75%		70	%(2)

The Class commenced operations on February 28, 2022.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Annual Financial Statements and Other Information   153

Financial Highlights continued

	Payden High Income Fund - Adviser Class
	2024
Net asset value — beginning of period	$6.08

Income (loss) from investment activities:
Net investment income	0.38
Net realized and unrealized gain	0.31

Total from investment activities	0.69

Distributions to shareholders:
From net investment income	(0.40)

Total distributions to shareholders	(0.40)

Net asset value — end of period	$6.37

Total return	11.55	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$66
Ratio of gross expense to average net assets	0.85	%(2)
Ratio of net expense to average net assets	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	6.55	%(2)
Ratio of net investment income to average net assets	6.55	%(2)
Portfolio turnover rate	76	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Annualized.

	Payden California Municipal Social Impact Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.43	$9.38	$10.49	$10.58	$10.62

Income (loss) from investment activities:
Net investment income	0.35	0.29	0.16	0.34	0.22
Net realized and unrealized gains (losses)	0.49	0.05	(1.11)	0.09	0.18

Total from investment activities	0.84	0.34	(0.95)	0.43	0.40

Distributions to shareholders:
From net investment income	(0.36)	(0.29)	(0.16)	(0.34)	(0.22)
From net realized gains	—	—	—	(0.18)	(0.22)
Return of capital	(0.02)	—	—	—	—

Total distributions to shareholders	(0.38)	(0.29)	(0.16)	(0.52)	(0.44)

Net asset value — end of period	$9.89	$9.43	$9.38	$10.49	$10.58

Total return	8.92%	3.55%	(9.12)%	2.38%	3.90%

Ratios/supplemental data:
Net assets, end of period (000s)	$162,490	$152,393	$141,705	$87,753	$64,088
Ratio of gross expense to average net assets	0.69%	0.63%	0.68%	0.71%	0.81%
Ratio of net expense to average net assets	0.45%	0.45%	0.45%	0.47%	0.53%
Ratio of investment income less gross expenses to average net assets	3.26%	2.81%	1.39%	1.27%	1.80%
Ratio of net investment income to average net assets	3.50%	2.99%	1.62%	1.50%	2.08%
Portfolio turnover rate	89%	181%	105%	140%	209%

The Fund commenced operations on December 17, 1998.

See notes to financial statements.

154  Payden Mutual Funds

	Payden California Municipal Social Impact Fund - Adviser Class
	2024
Net asset value — beginning of period	$9.84

Income (loss) from investment activities:
Net investment income	0.32
Net realized and unrealized gain	0.05

Total from investment activities	0.37

Distributions to shareholders:
From net investment income	(0.32)
Return of capital	(0.01)

Total distributions to shareholders	(0.33)

Net asset value — end of period	$9.88

Total return	3.85	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$21
Ratio of gross expense to average net assets	0.91	%(2)
Ratio of net expense to average net assets	0.70	%(2)
Ratio of investment income less gross expenses to average net assets	3.01	%(2)
Ratio of net investment income to average net assets	3.22	%(2)
Portfolio turnover rate	89	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.

(2) Annualized.

	Payden Global Low Duration Fund
	2024	2023		2022	2021	2020
Net asset value — beginning of period	$9.44	$9.42		$10.10	$10.10	$10.04

Income (loss) from investment activities:
Net investment income	0.43	0.43		0.18	0.13	0.19
Net realized and unrealized gains (losses)	0.25	(0.06	)(1)	(0.64)	(0.01)	0.07

Total from investment activities	0.68	0.37		(0.46)	0.12	0.26

Distributions to shareholders:
From net investment income	(0.43)	(0.35)		(0.17)	(0.12)	(0.20)
From net realized gains	—	—		(0.05)	—	—
Return of capital	—	(0.00	)(2)	—	—	(0.00	)(2)

Total distributions to shareholders	(0.43)	(0.35)		(0.22)	(0.12)	(0.20)

Net asset value — end of period	$9.69	$9.44		$9.42	$10.10	$10.10

Total return	7.37%	3.99%		(4.55)%	1.16%	2.63%

Ratios/supplemental data:
Net assets, end of period (000s)	$44,931	$45,150		$74,440	$86,225	$96,311
Ratio of gross expense to average net assets	0.85%	0.79%		0.82%	0.76%	0.72%
Ratio of net expense to average net assets	0.53%	0.53%		0.53%	0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.21%	3.29%		1.44%	0.91%	1.76%
Ratio of net investment income to average net assets	4.54%	3.55%		1.74%	1.13%	1.95%
Portfolio turnover rate	84%	94%		128%	169%	197%

The Fund commenced operations on September 18, 1996.

(1)	The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(2)	Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information   155

Financial Highlights continued

	Payden Global Fixed Income Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$7.13	$7.65	$9.17	$9.33	$9.24

Income (loss) from investment activities:
Net investment income (loss)	(0.04)	(0.86)	(0.13)	0.19	0.23
Net realized and unrealized gains (losses)	0.80	0.99	(1.08)	(0.04)	0.12

Total from investment activities	0.76	0.13	(1.21)	0.15	0.35

Distributions to shareholders:
From net investment income	(0.12)	(0.49)	(0.25)	(0.23)	(0.26)
From net realized gains	—	—	(0.06)	(0.08)	—
Return of capital	(0.15)	(0.16)	—	—	—

Total distributions to shareholders	(0.27)	(0.65)	(0.31)	(0.31)	(0.26)

Net asset value — end of period	$7.62	$7.13	$7.65	$9.17	$9.33

Total return	10.73%	1.68%	(13.49)%	0.59%	3.87%

Ratios/supplemental data:
Net assets, end of period (000s)	$40,963	$43,519	$92,024	$178,480	$180,074
Ratio of gross expense to average net assets	0.69%	0.68%	0.70%	0.71%	0.78%
Ratio of net expense to average net assets	0.69%	0.68%	0.70%	0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	3.57%	2.92%	1.60%	1.19%	1.43%
Ratio of net investment income to average net assets	3.57%	2.83%	1.54%	1.20%	1.51%
Portfolio turnover rate	61%	42%	55%	60%	88%

The Fund commenced operations on September 1, 1992.

	Payden Global Fixed Income Fund - SI Class
	2024	2023	2022	2021
Net asset value — beginning of period	$7.12	$7.64	$9.16	$9.23

Income (loss) from investment activities:
Net investment income	0.15	0.18	0.16	0.04
Net realized and unrealized gains (losses)	0.61	(0.03)	(1.36)	(0.06)

Total from investment activities	0.76	0.15	(1.20)	(0.02)

Distributions to shareholders:
From net investment income	(0.13)	(0.50)	(0.26)	(0.05)
From net realized gains	—	—	(0.06)	—
Return of capital	(0.15)	(0.17)	—	—

Total distributions to shareholders	(0.28)	(0.67)	(0.32)	(0.05)

Net asset value — end of period	$7.60	$7.12	$7.64	$9.16

Total return	10.92%	1.71%	(13.37)%	(0.39	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$106,529	$122,200	$144,999	$125,513
Ratio of gross expense to average net assets	0.69%	0.59%	0.63%	0.79	%(2)
Ratio of net expense to average net assets	0.55%	0.55%	0.55%	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	3.55%	2.98%	1.67%	1.11	%(2)
Ratio of net investment income to average net assets	3.69%	3.02%	1.75%	1.35	%(2)
Portfolio turnover rate	61%	42%	55%	60	%(1)

The Class commenced operations on June 30, 2021.

(1) Not annualized.

(2) Annualized.

See notes to financial statements.

156  Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.46	$9.17	$13.12	$12.99	$13.58

Income (loss) from investment activities:
Net investment income	0.72	0.63 (1)	0.64 (1)	0.70 (1)	0.68 (1)
Net realized and unrealized gains (losses)	1.04	0.44	(3.94)	0.14	(0.62)

Total from investment activities	1.76	1.07	(3.30)	0.84	0.06

Distributions to shareholders:
From net investment income	(0.68)	(0.64)	(0.65)	(0.71)	(0.65)
Return of capital	—	(0.14)	—	—	—

Total distributions to shareholders	(0.68)	(0.78)	(0.65)	(0.71)	(0.65)

Net asset value — end of period	$10.54	$9.46	$9.17	$13.12	$12.99

Total return	19.20%	11.16%	(25.82)%	6.48%	0.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$283,480	$268,578	$321,800	$279,531	$282,521
Ratio of gross expense to average net assets	0.74%	0.72%	0.73%	0.71%	0.73%
Ratio of net expense to average net assets	0.74%	0.72%	0.73%	0.71%	0.73%
Ratio of investment income less gross expenses to average net assets	6.92%	6.43%	5.88%	5.22%	5.16%
Ratio of net investment income to average net assets	6.92%	6.43%	5.88%	5.22%	5.16%
Portfolio turnover rate	65%	73%	52%	63%	79%

The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund - SI Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.44	$9.16	$13.10	$12.97	$13.56

Income (loss) from investment activities:
Net investment income	0.72	0.64 (1)	0.65 (1)	0.71 (1)	0.67 (1)
Net realized and unrealized gains (losses)	1.05	0.43	(3.93)	0.13	(0.60)

Total from investment activities	1.77	1.07	(3.28)	0.84	0.07

Distributions to shareholders:
From net investment income	(0.69)	(0.65)	(0.66)	(0.71)	(0.66)
Return of capital	—	(0.14)	—	—	—

Total distributions to shareholders	(0.69)	(0.79)	(0.66)	(0.71)	(0.66)

Net asset value — end of period	$10.52	$9.44	$9.16	$13.10	$12.97

Total return	19.18%	11.21%	(25.76)%	6.51%	0.64%

Ratios/supplemental data:
Net assets, end of period (000s)	$531,384	$395,460	$420,935	$541,893	$660,615
Ratio of gross expense to average net assets	0.74%	0.72%	0.73%	0.71%	0.74%
Ratio of net expense to average net assets	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	6.91%	6.44%	5.86%	5.21%	5.06%
Ratio of net investment income to average net assets	6.96%	6.47%	5.90%	5.23%	5.11%
Portfolio turnover rate	65%	73%	52%	63%	79%

The Class commenced operations on April 9, 2012.

(1) Based on average shares outstanding.

See notes to financial statements.

Annual Financial Statements and Other Information   157

Financial Highlights continued

	Payden Emerging Markets Bond Fund - Adviser Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.47	$9.18	$13.13	$13.00	$13.59

Income (loss) from investment activities:
Net investment income	0.69	0.61 (1)	0.63 (1)	0.67 (1)	0.64 (1)
Net realized and unrealized gains (losses)	1.05	0.44	(3.96)	0.14	(0.61)

Total from investment activities	1.74	1.05	(3.33)	0.81	0.03

Distributions to shareholders:
From net investment income	(0.65)	(0.63)	(0.62)	(0.68)	(0.62)
Return of capital	—	(0.13)	—	—	—

Total distributions to shareholders	(0.65)	(0.76)	(0.62)	(0.68)	(0.62)

Net asset value — end of period	$10.56	$9.47	$9.18	$13.13	$13.00

Total return	18.88%	10.99%	(26.02)%	6.21%	0.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$27,054	$20,694	$22,319	$64,314	$52,306
Ratio of gross expense to average net assets	0.99%	0.97%	0.98%	0.96%	0.98%
Ratio of net expense to average net assets	0.99%	0.97%	0.98%	0.96%	0.98%
Ratio of investment income less gross expenses to average net assets	6.70%	6.17%	5.57%	4.98%	4.86%
Ratio of net investment income to average net assets	6.70%	6.17%	5.57%	4.98%	4.86%
Portfolio turnover rate	65%	73%	52%	63%	79%
The Class commenced operations on November 2, 2009. (1) Based on average shares outstanding.
	Payden Emerging Markets Local Bond Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$4.62	$4.34	$5.72	$5.84	$6.50

Income (loss) from investment activities:
Net investment income	0.33 (1)	0.30 (1)	0.28 (1)	0.28 (1)	0.58
Net realized and unrealized gains (losses)	0.04	0.25	(1.38)	(0.10)	(0.93)

Total from investment activities	0.37	0.55	(1.10)	0.18	(0.35)

Distributions to shareholders:
From net investment income	(0.24)	(0.11)	(0.03)	—	—
Return of capital	(0.07)	(0.16)	(0.25)	(0.30)	(0.31)

Total distributions to shareholders	(0.31)	(0.27)	(0.28)	(0.30)	(0.31)

Net asset value — end of period	$4.68	$4.62	$4.34	$5.72	$5.84

Total return	8.16%	12.11%	(19.76)%	2.92%	(5.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$11,336	$6,646	$4,200	$43,551	$128,212
Ratio of gross expense to average net assets	1.07%	1.30%	1.12%	1.05%	0.93%
Ratio of net expense to average net assets	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of investment income less gross expenses to average net assets	6.67%	5.90%	5.19%	4.55%	5.08%
Ratio of net investment income to average net assets	6.75%	6.21%	5.32%	4.61%	5.08%
Portfolio turnover rate	61%	72%	65%	39%	54%

The Fund commenced operations on November 2, 2011.

(1) Based on average shares outstanding.

See notes to financial statements.

158  Payden Mutual Funds

	Payden Emerging Markets Local Bond Fund - SI Class
	2024	2023	2022
Net asset value — beginning of period	$4.53	$4.26	$5.30

Income (loss) from investment activities:
Net investment income	0.33 (1)	0.31 (1)	0.18
Net realized and unrealized gains (losses)	0.06	0.24	(1.02)

Total from investment activities	0.39	0.55	(0.84)

Distributions to shareholders:
From net investment income	(0.25)	(0.11)	(0.02)
Return of capital	(0.08)	(0.17)	(0.18)

Total distributions to shareholders	(0.33)	(0.28)	(0.20)

Net asset value — end of period	$4.59	$4.53	$4.26

Total return	8.35%	12.63%	(16.12	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$62,737	$64,103	$26,701
Ratio of gross expense to average net assets	1.07%	1.26%	1.31	%(3)
Ratio of net expense to average net assets	0.75%	0.75%	0.75	%(3)
Ratio of investment income less gross expenses to average net assets	6.65%	6.04%	5.54	%(3)
Ratio of net investment income to average net assets	6.97%	6.55%	6.10	%(3)
Portfolio turnover rate	61%	72%	65	%(2)

The Class commenced operations on February 28, 2022.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

	Payden Emerging Markets Corporate Bond Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$8.15	$7.90	$10.18	$9.99	$9.99

Income (loss) from investment activities:
Net investment income	0.54	0.47 (1)	0.41 (1)	0.43 (1)	0.42 (1)
Net realized and unrealized gains (losses)	0.63	0.26	(2.18)	0.19	0.00 (2)

Total from investment activities	1.17	0.73	(1.77)	0.62	0.42

Distributions to shareholders:
From net investment income	(0.53)	(0.44)	(0.41)	(0.43)	(0.40)
From net realized gains	—	—	(0.10)	—	—
Return of capital	—	(0.04)	—	—	(0.02)

Total distributions to shareholders	(0.53)	(0.48)	(0.51)	(0.43)	(0.42)

Net asset value — end of period	$8.79	$8.15	$7.90	$10.18	$9.99

Total return	14.69%	9.17%	(17.91)%	6.08%	4.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$18,362	$24,856	$18,845	$5,208	$3,845
Ratio of gross expense to average net assets	1.20%	1.26%	1.32%	1.28%	1.38%
Ratio of net expense to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.99%	5.29%	4.39%	3.80%	3.89%
Ratio of net investment income to average net assets	6.24%	5.60%	4.77%	4.13%	4.31%
Portfolio turnover rate	144%	104%	95%	84%	105%

The Fund commenced operations on November 11, 2013.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

See notes to financial statements.

Annual Financial Statements and Other Information   159

Financial Highlights continued

	Payden Emerging Markets Corporate Bond Fund - SI Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$8.17	$7.91	$10.20	$10.01	$10.01

Income (loss) from investment activities:
Net investment income	0.55	0.48 (1)	0.42 (1)	0.44 (1)	0.43	(1)
Net realized and unrealized gains (losses)	0.63	0.26	(2.19)	0.19	(0.00	)(2)

Total from investment activities	1.18	0.74	(1.77)	0.63	0.43

Distributions to shareholders:
From net investment income	(0.55)	(0.44)	(0.42)	(0.44)	(0.41)
From net realized gains	—	—	(0.10)	—	—
Return of capital	—	(0.04)	—	—	(0.02)

Total distributions to shareholders	(0.55)	(0.48)	(0.52)	(0.44)	(0.43)

Net asset value — end of period	$8.80	$8.17	$7.91	$10.20	$10.01

Total return	14.70%	9.40%	(17.93)%	6.28%	4.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$68,608	$43,447	$27,674	$48,205	$39,344
Ratio of gross expense to average net assets	1.20%	1.25%	1.33%	1.28%	1.38%
Ratio of net expense to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	6.01%	5.29%	4.15%	3.82%	3.89%
Ratio of net investment income to average net assets	6.36%	5.70%	4.63%	4.25%	4.41%
Portfolio turnover rate	144%	104%	95%	84%	105%
The Fund commenced operations on November 11, 2013. (1) Based on average shares outstanding. (2) Amount is less than $0.005.
	Payden Equity Income Fund - Investor Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$14.85	$16.92	$21.25	$15.97	$18.15

Income (loss) from investment activities:
Net investment income	0.23	0.28	0.33	0.38	0.36
Net realized and unrealized gains (losses)	4.25	(1.36)	(0.93)	5.24	(1.66)

Total from investment activities	4.48	(1.08)	(0.60)	5.62	(1.30)

Distributions to shareholders:
From net investment income	(0.29)	(0.28)	(0.52)	(0.34)	(0.33)
From net realized gains	(0.22)	(0.71)	(3.21)	—	(0.52)
Return of capital	—	—	—	—	(0.03)

Total distributions to shareholders	(0.51)	(0.99)	(3.73)	(0.34)	(0.88)

Net asset value — end of period	$18.82	$14.85	$16.92	$21.25	$15.97

Total return	30.55%	(6.75)%	(3.64)%	35.41%	(7.49)%

Ratios/supplemental data:
Net assets, end of period (000s)	$288,798	$318,111	$472,728	$536,613	$483,678
Ratio of gross expense to average net assets	0.75%	0.73%	0.74%	0.72%	0.74%
Ratio of net expense to average net assets	0.75%	0.73%	0.74%	0.72%	0.74%
Ratio of investment income less gross expenses to average net assets	1.43%	1.81%	1.97%	1.87%	2.17%
Ratio of net investment income to average net assets	1.43%	1.81%	1.97%	1.87%	2.17%
Portfolio turnover rate	80%	111%	96%	95%	63%

The Fund commenced operations on November 1, 1996.

See notes to financial statements.

160  Payden Mutual Funds

	Payden Equity Income Fund - SI Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$14.88	$16.94	$21.27	$15.98	$18.16

Income (loss) from investment activities:
Net investment income	0.24	0.30	0.36	0.38	0.36
Net realized and unrealized gains (losses)	4.25	(1.35)	(0.95)	5.26	(1.64)

Total from investment activities	4.49	(1.05)	(0.59)	5.64	(1.28)

Distributions to shareholders:
From net investment income	(0.30)	(0.30)	(0.53)	(0.35)	(0.35)
From net realized gains	(0.22)	(0.71)	(3.21)	—	(0.52)
Return of capital	—	—	—	—	(0.03)

Total distributions to shareholders	(0.52)	(1.01)	(3.74)	(0.35)	(0.90)

Net asset value — end of period	$18.85	$14.88	$16.94	$21.27	$15.98

Total return	30.57%	(6.59)%	(3.59)%	35.51%	(7.40)%

Ratios/supplemental data:
Net assets, end of period (000s)	$759,602	$809,987	$945,034	$1,233,890	$916,286
Ratio of gross expense to average net assets	0.75%	0.73%	0.74%	0.72%	0.74%
Ratio of net expense to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	1.44%	1.78%	1.99%	1.87%	2.16%
Ratio of net investment income to average net assets	1.54%	1.86%	2.07%	1.94%	2.24%
Portfolio turnover rate	80%	111%	96%	95%	63%
The Class commenced operations on August 1, 2014.
	Payden Equity Income Fund - Adviser Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$14.82	$16.89	$21.23	$15.96	$18.13

Income (loss) from investment activities:
Net investment income	0.17	0.23	0.28	0.31	0.32
Net realized and unrealized gains (losses)	4.25	(1.34)	(0.93)	5.26	(1.65)

Total from investment activities	4.42	(1.11)	(0.65)	5.57	(1.33)

Distributions to shareholders:
From net investment income	(0.25)	(0.25)	(0.48)	(0.30)	(0.29)
From net realized gains	(0.22)	(0.71)	(3.21)	—	(0.52)
Return of capital	—	—	—	—	(0.03)

Total distributions to shareholders	(0.47)	(0.96)	(3.69)	(0.30)	(0.84)

Net asset value — end of period	$18.77	$14.82	$16.89	$21.23	$15.96

Total return	30.19%	(6.97)%	(3.91)%	35.08%	(7.66)%

Ratios/supplemental data:
Net assets, end of period (000s)	$15,295	$14,486	$19,362	$19,877	$13,486
Ratio of gross expense to average net assets	1.00%	0.98%	0.99%	0.97%	0.99%
Ratio of net expense to average net assets	1.00%	0.98%	0.99%	0.97%	0.99%
Ratio of investment income less gross expenses to average net assets	1.17%	1.55%	1.72%	1.62%	1.91%
Ratio of net investment income to average net assets	1.17%	1.55%	1.72%	1.62%	1.91%
Portfolio turnover rate	80%	111%	96%	95%	63%

The Class commenced operations on December 1, 2011.

See notes to financial statements.

Annual Financial Statements and Other Information   161

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Payden & Rygel Investment Group

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Floating Rate Fund, Payden High Income Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund, and Payden Equity Income Fund, eighteen of the funds comprising The Payden & Rygel Investment Group (the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting The Payden & Rygel Investment Group as of October 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America..

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agents banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE &TOUCHE LLP

Los Angeles, California

December 24, 2024

We have served as the auditor of one or more of The Payden & Rygel Investment Group investment companies since 1992.

162  Payden Mutual Funds

Approval of Investment Advisory Agreement (Unaudited)

1. Background

Among its many duties, and most likely the most important duty of the Board of Trustees (the “Board” or the “Trustees”) of The Payden & Rygel Investment Group (the “P&R Trust”) is its initial approval, and subsequently its annual approval, of the investment management agreement (the “Agreement”) between Payden & Rygel (the “Adviser”) and the P&R Trust on behalf of each of the eighteen series covered by this Report (each a “Payden Fund,” and collectively, the “Payden Funds”). Under the Agreement, the Adviser is responsible for providing investment advisory services and overseeing the everyday operations and the other service providers of the Payden Funds.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for each Payden Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the P&R Trust, as that term is defined in the 1940 Act (each an “Independent Trustee,” and collectively, the “Independent Trustees”), annually renews that Agreement. Seven of the P&R Trust’s current eight Trustees are deemed to be Independent Trustees for this purpose.

In order to assure that the Board’s Audit Committee (the “Audit Committee”) had sufficient time to review and discuss the material presented to it, the Audit Committee had a special session of the Audit Committee on Thursday, June 13, 2024, to assure the Audit Committee had sufficient time to consider the material presented to it.

Following that session, and after the Audit Committee had the further opportunity to discuss the approval of the investment advisers at its regularly scheduled meeting on June 18, 2024, the Audit Committee recommended unanimously and the Board of Trustees of the P&R Trust unanimously approved the Agreement between the Adviser and the P&R Trust with respect to each of the eighteen Payden Funds for an additional year through June 30, 2025. The Board approved the Agreement following the unanimous recommendation of the Audit Committee, which is composed of all seven of the Independent Trustees of the P&R Trust. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and at meetings of the Board’s committees, as well as extensive information prepared specifically in connection with the annual renewal process. The determination made by each of the Independent Trustees individually also took into account various factors that each of them believed to be relevant, in light of (1) the legal advice furnished to them by Paul Hastings LLP (“Paul Hastings”), independent legal counsel to the Independent Trustees, and (2) the business judgment made by each of the Independent Trustees

2. Overview of the Approval or Renewal Process

In considering the annual renewal with respect to each of the eighteen Payden Funds, the Board followed its previously established process, as follows. As part of this process, the Board delegates the initial responsibility for the renewal process and related tasks to the Audit Committee. These tasks include working with the Adviser and Paul Hastings (1) to develop Section 15(c)-related guidelines and specific requests with respect to the types of information to be provided to the Audit Committee and to the Board in connection with the proposed contract renewals, and (2) to evaluate the information provided in response to these guidelines and requests.

Consistent with its established process, the P&R Trust retained Broadridge to prepare a report on each Payden Fund to assist the Audit Committee and the Board in their respective deliberations. Broadridge is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their investment advisory contract review processes.

[1]The Paydenfunds covered by this approval are the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund and Payden Equity Income Fund.

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Approval of Investment Advisory Agreement (Unaudited) continued

Broadridge produced, among other information, performance and expense comparison data regarding each Payden Fund, including data relating to each Payden Fund’s advisory fee rates, total expense ratios, short-term and long-term investment performance, and portfolio turnover rates. Broadridge also compared much of this data for each Payden Fund against a universe of investment companies and against a more selective peer group of investment companies with similar investment objectives and strategies, each of which was selected by Broadridge, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized the methodologies it employed to provide the data contained in its reports. In addition, Broadridge advised the Board that its reports were designed specifically to provide the Board with information on the fees, expenses and other performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that it, and not the Adviser, had identified the selected comparative peer groups and universes, and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on June 18, 2024, Paul Hastings requested on behalf of the Audit Committee and the Board, and the Adviser provided, extensive information that was designed to assist the Audit Committee and the Board, respectively, in their consideration about whether to renew the Agreement for each Payden Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) the nature, extent and quality of services provided, or to be provided, by the Adviser to the particular Payden Fund in question; (2) the individual investment performance of each of the Payden Funds; (3) the costs of the services provided to the Payden Fund and the profits realized or potential profits (if any) to be realized by the Adviser and its affiliates from their relationship with any one or more of the Payden Funds; (4) fees charged by other investment advisers for the same or similar work; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the particular Payden Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Payden Fund investors; (7) comparisons of services and fee rates with any contracts entered into by the Adviser with other clients to whom the Adviser provides comparable services; and (8) any other benefits derived or anticipated to be derived by the Adviser or its affiliates from the relationship with the Payden Fund.

As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Agreement. In reaching its decisions regarding the renewal of the Agreement for each Payden Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Payden Funds. In addition, the Board received and considered information from Paul Hastings as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act. While the Board considered the Agreement with respect to all Payden Funds, the Board received and considered fund-specific information and made its approval or renewal determinations on a Payden Fund-by-Payden Fund basis. In deciding whether to renew the Agreement for each Payden Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Payden Fund. At its meeting on June 18, 2024, the Board voted unanimously to renew the Agreement for each Payden Fund listed above. Set forth below are certain general factors the Board considered for each of the Payden Funds, followed by a summary of certain specific factors the Board considered for each particular Payden Fund.

3. Nature, Extent and Quality of Services

The Board and Audit Committee members considered a number of factors related to the services provided by the Adviser, including the breadth and depth of the Adviser’s investment advisory process, the experience, expertise and quality of the Adviser’s investment professionals, the experience, leadership ability and integrity of the Adviser’s senior management, the long tenure of its key personnel and the overall financial strength, stability and viability of the Adviser. They also considered the Adviser’s ability and commitment to attract and retain qualified personnel, and its commitment to maintain and enhance its investment advisory resources and information technology systems. The Board and Audit Committee further considered the Adviser’s strong commitment to compliance with applicable laws and regulations and the nature and extent of its compliance program and records. Finally, they

164  Payden Mutual Funds

took into account the administrative, distribution and shareholder services that the Adviser or its affiliates provided each Payden Fund under the Agreement and other agreements. Based on the foregoing, the Board and Audit Committee each concluded that the investment advisory and related services provided by the Adviser and its affiliates have benefited and should continue to benefit each Payden Fund and its shareholders.

4. Investment Results

At its regular quarterly Board meetings during the past year, the Board reviewed the investment results of each Payden Fund compared to its respective peers and benchmark indices, paying specific attention to any Payden Fund whose performance did not measure up to the Adviser’s expectations and to the plans by the Adviser to deal with that situation. In addition, as a part of the annual review of the Agreement, the Board and Audit Committee specifically reviewed a report prepared by Broadridge, which contained each Payden Fund’s performance for various time periods, i.e., 1-year, 3-years, 5-years and 10-years, as compared to the performance of (1) a group of comparable mutual funds (the “Peer Group”) selected by Broadridge, and (2) each Payden Fund’s benchmark index. The Board and Audit Committee concluded that, overall, the short-term and long-term results for each of the eighteen Payden Funds have been satisfactory and that each of the eighteen Payden Funds is performing competitively versus its Peer Group and benchmark index. Following the discussion of the performance of the eighteen Payden Funds, the Board and Committee concluded that the Adviser’s continued management should benefit each Payden Fund and its shareholders.

5. Advisory Fees and Total Expenses

The Board and the Audit Committee reviewed each Payden Fund’s net operating expense ratio and its various fee and expense components, and then compared those fees and expenses to the fee and expense information for the Peer Group for each Payden Fund. They observed that the advisory fees and expenses for each Payden Fund continue to be competitive with the advisory fees and expenses of the particular Payden Fund’s Peer Group. The Board and Audit Committee also reviewed information regarding the advisory fees paid by other registered investment companies, pension funds and other institutional clients of the Adviser with respect to similar investment mandates for each of the Payden Funds. They noted that, although the fees paid by those clients generally were lower than those paid by each Payden Fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising SEC-registered mutual funds and advising separately managed institutional accounts. Overall, the Board and Audit Committee concluded that each Payden Fund’s cost structure was fair and reasonable in relation to the services provided, and that each Payden Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Adviser or its affiliates by the Payden Fund.

6. Adviser Profitability and Indirect Benefits

The Board and Audit Committee reviewed information at the P&R Trust level regarding the Adviser’s cost of providing services to the Payden Funds, as well as the resulting level of profits to the Adviser. The Trustees further reviewed the cost allocation methodology used to determine the Adviser’s profitability of providing services to the Payden Funds, as well as possible economies of scale that might be achieved. Based on that review, the Board and Audit Committee each concluded that the profits earned by the Adviser were not excessive in view of the advisory, administrative and other services provided to the Payden Funds. Finally, the Board and Audit Committee noted that the Adviser indirectly benefited from its advisory relationship with the Payden Funds by its ability to invest more efficiently the assets of small, separately managed accounts in the Payden Funds, and because the availability of the Payden Funds enhanced the Adviser’s business reputation and name recognition.

7. Fund-by-Fund Factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Payden Fund. If a Payden Fund is described in the following discussions as being in the “first” quintile, it is in the best of five groups, that is, the group has the best performance or the lowest expenses, as the case may be. References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Investor Class shares of each Payden Fund. Because the Investor Class generally has lower non-management expenses than the Adviser Class of these funds, the expenses and performance of the Adviser Class will differ from the expenses and performance shown for the Investor Class. All time periods referenced below ended as of April 30, 2024.

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Approval of Investment Advisory Agreement (Unaudited) continued

Cash Reserves Money Market Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.15%, placing it in the second quintile of the group of comparable funds for adviser fees. The actual management fee was also in the second quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds selected by Broadridge for expense comparison purposes. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.25%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the first quintile of the group of comparable funds for each of the one-year, five-year and ten-year periods, and in the second quintile for the three-year period.

Limited Maturity Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.30%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the each of the one-year and ten-year periods, and in the first quintile for each of the three-year and five-year periods.

Low Duration Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was also in the fourth quintile.

• Total Expenses: The fund’s total expenses were in the third quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.43%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for each of the one-year, five-year, and ten-year periods, and in the second quintile for the three-year period.

U.S. Government Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.43%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year and three-year periods, and in the first quintile for each of the five-year and ten-year periods.

GNMA Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the Fund is 0.27%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the first quintile.

166  Payden Mutual Funds

• Total Expenses: The Fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the Fund, the Total Annual Fund Operating Expenses will not exceed 0.50%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.45%. This agreement has a one-year term ending February 28, 2024. It may or may not be renewed at that time.

• Performance: The Fund was in the fifth quintile of the group of comparable funds for each of the one-year and three-year periods, in the fourth quintile for the five-year period, and in the third quintile for the ten-year period.

Core Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.28%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the fifth quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year, three-year and ten-year periods, and in the third quintile for the five-year period.

Strategic Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.55%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.65%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the third quintile of the group of comparable funds for the one-year period, in the first quintile for the three-year period, and in the second quintile for the five-year period. The fund began operations on May 8, 2014.

Absolute Return Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.50%, placing it in the first quintile of the Expense Group for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.70%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the fourth quintile of the group of comparable funds for the one-year and five-year periods, and in the second quintile for the three-year period. The fund began operations on November 6, 2014.

Corporate Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.35%, placing it in the third quintile of the Expense Group for adviser fees. The actual management fee was in the fifth quintile.

• Total Expenses: The fund’s total expenses were in the fifth quintile of the Expense Group. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.00%. The current annual expense ratio is 0.66%.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year and three-year periods, in the third quintile for the five-year period, and in the first quintile for the ten-year period.

Annual Financial Statements and Other Information   167

Approval of Investment Advisory Agreement (Unaudited) continued

High Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.35%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.75%. The current annual expense ratio is 0.60%.

• Performance: The fund was in the first quintile of the group of comparable funds for each of the one-year, three-year, five-year, and ten-year periods.

Floating Rate Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.55%, placing it in the fourth quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.70%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year, and ten-year periods.

California Municipal Social Impact Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.32%, placing it in the fourth quintile of the Expense Group for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.80%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.45%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the second quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year and ten-year periods.

Global Low Duration Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.30%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was also in the first quintile.

• Total Expenses: The fund’s total expenses were in the first quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.70%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.53%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the first quintile of the group of comparable funds for each of the one-year, three-year, five-year, and ten-year periods.

168  Payden Mutual Funds

Global Fixed Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.30%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the fourth quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.70%. The current annual expense ratio is 0.69%.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year, three-year, and five-year periods, and in the first quintile for the ten- year period.

Emerging Markets Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.45%, placing it in the first quintile of the group of comparable funds for adviser fees. The actual management fee was in the third quintile.

• Total Expenses: The fund’s total expenses were in the second quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 1.25%. The current annual expense ratio is 0.73%.

• Performance: The fund was in the second quintile of the group of comparable funds for each of the one-year and ten-year periods, in the fourth quintile for the three-year period, and in the third quintile for the five-year period.

Emerging Markets Local Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.60%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee is in the second quintile.

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.99%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the fifth quintile of the group of comparable funds for the one-year period, and in the fourth quintile for each of the three-year, five-year, and ten-year periods.

Emerging Markets Corporate Bond Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.80%, placing it in the fifth quintile of the group of comparable funds for adviser fees. The actual management fee was in the fourth quintile.

• Total Expenses: The fund’s total expenses were in the fifth quintile of the group of comparable funds. The Adviser has contractually agreed to waive its investment advisory fee or reimburse fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.95%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed at that time.

• Performance: The fund was in the fourth quintile of the group of comparable funds for the one-year period, and in the first quintile for each of the three-year, five-year, and ten-year periods.

Equity Income Fund

• Adviser Fee: The Adviser’s annual contractual management fee rate for the fund is 0.50%, placing it in the second quintile of the group of comparable funds for adviser fees. The actual management fee is in the fourth quintile.

Annual Financial Statements and Other Information   169

Approval of Investment Advisory Agreement (Unaudited) continued

• Total Expenses: The fund’s total expenses were in the fourth quintile of the group of comparable funds. The Adviser has contractually agreed that for so long as it is the investment adviser to the fund, the Total Annual Fund Operating Expenses will not exceed 0.80%. The current annual expense ratio (no cap) is 0.73%.

• Performance: The fund was in the fourth quintile for each of the one-year and ten-year periods, and in the fifth quintile for each of the three-year and five-year periods.

170  Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)

Payden Limited Maturity Fund — SI Class (PYLSX)

Payden Limited Maturity Fund — Investor Class (PYLMX)

Payden Limited Maturity Fund — Adviser Class (PYLBX)

Payden Low Duration Fund — SI Class (PYLDX)

Payden Low Duration Fund — Investor Class (PYSBX)

Payden Low Duration Fund — Adviser Class (PYLWX)

Payden U.S. Government Fund (PYUSX)

Payden GNMA Fund (PYGNX)

Payden Core Bond Fund — SI Class (PYCSX)

Payden Core Bond Fund — Investor Class (PYCBX)

Payden Core Bond Fund — Adviser Class (PYCWX)

Payden Corporate Bond Fund — SI Class (PYCTX)

Payden Corporate Bond Fund — Investor Class (PYACX)

Payden Corporate Bond Fund — Adviser Class (PYAYX)

Payden Strategic Income Fund — SI Class (PYSIX)

Payden Strategic Income Fund — Investor Class (PYSGX)

Payden Strategic Income Fund — Adviser Class (PYSLX)

Payden Absolute Return Bond Fund — SI Class (PYAIX)

Payden Absolute Return Bond Fund — Investor Class (PYARX)

Payden Absolute Return Bond Fund — Adviser Class (PYABX)

Payden Floating Rate Fund — SI Class (PYFIX)

Payden Floating Rate Fund — Investor Class (PYFRX)

Payden Floating Rate Fund — Adviser Class (PYBLX)

Payden High Income Fund — SI Class (PYCHX)

Payden High Income Fund — Investor Class (PYHRX)

Payden High Income Fund — Adviser Class (PYRLX)

TAX EXEMPT BOND FUND

Payden California Municipal Social Impact Fund — Investor Class (PYCRX)

Payden California Municipal Social Impact Fund — Adviser Class (PYCLX)

GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)

Payden Global Fixed Income Fund — SI Class (PYGIX)

Payden Global Fixed Income Fund — Investor Class (PYGFX)

Payden Emerging Markets Bond Fund — SI Class (PYEIX)

Payden Emerging Markets Bond Fund — Investor Class (PYEMX)

Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYILX)

Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)

Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)

Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX) Payden

Equity Income Fund — Investor Class (PYVLX)

Payden Equity Income Fund — Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572 9336 payden.com

requests@payden.com

Annual Financial Statements

and Other Information

October 31, 2024

(This page is intiantionally left blank.)

Contents

4	Portfolio Highlights & Investments

13	Statement of Assets & Liabilities

14	Statement of Operations

15	Statements of Changes in Net Assets

16	Notes to Financial Statements

26	Financial Highlights

28	Report of Independent Registered Public Accounting Firm

29	Approval of Investment Advisory Agreement

Annual Financial Statements and Other Information

Portfolio Highlights & Investments

Schedule of Investments - October 31, 2024

Principal or Shares	Security Description	Value (000)

Asset Backed (25%)
250,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.15%, 4/16/37 (a)(b)	$251
631,767	Ally Bank Auto Credit-Linked Notes Series 2024-A 144A, 7.92%, 5/17/32 (a)	640
650,000	Ally Bank Auto Credit-Linked Notes Series 2024-B 144A, 5.41%, 9/15/32 (a)	650
550,000	Ally Bank Auto Credit-Linked Notes Series 2024-B 144A, 6.68%, 9/15/32 (a)	550
600,000	American Credit Acceptance Receivables Trust 2022-4 144A, 8.00%, 2/15/29 (a)	615
200,000	American Credit Acceptance Receivables Trust 2024-3 144A, 6.04%, 7/12/30 (a)	202
500,000	American Credit Acceptance Receivables Trust 2024-4 144A, 5.34%, 8/12/31 (a)	496
250,000	Anchorage Capital Europe CLO DAC 1X, (3 mo. EURIBOR + 1.450%), 4.63%, 1/15/31 EUR (b)(c)(d)	271
300,000	Apidos CLO XII 2013-12A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.450%), 6.11%, 4/15/31 (a)(b)	300
1,100,000	ARES Loan Funding III Ltd. 2022-ALF3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 5.90%, 7/25/36 (a)(b)	1,100
400,000	Ballyrock CLO Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.400%), 6.53%, 2/20/36 (a)(b)	401
250,000	Benefit Street Partners CLO XIX Ltd. 2019-19A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 6.26%, 1/15/33 (a)(b)	250
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.01%, 7/18/34 (a)(b)	500
1,026,126	Carlyle Global Market Strategies CLO Ltd. 2012-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.120%), 5.75%, 4/22/32 (a)(b)	1,026
200,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	190
300,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	266
50	Chase Auto Owner Trust, 0.00%, 6/25/30 (e)	375
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(d)	290
250,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.400%), 6.23%, 11/15/33 EUR (a)(b)(d)	272
200,000	CVC Cordatus Loan Fund III DAC 3X, (3 mo. EURIBOR + 1.700%), 5.24%, 8/15/32 EUR (b)(c)(d)	217
400,000	CyrusOne Data Centers Issuer I LLC 2023-1A 144A, 4.30%, 4/20/48 (a)	384
486,250	DB Master Finance LLC 2021-1A 144A, 2.05%, 11/20/51 (a)	458
150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	139
500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 3.48%, 4/15/49 (a)	461
367,902	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	363

Principal or Shares	Security Description	Value (000)

236,648	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	$212
1,100,000	Exeter Automobile Receivables Trust 2022-1A 144A, 5.02%, 10/15/29 (a)	1,061
450,000	Exeter Automobile Receivables Trust 2024-5A, 5.06%, 2/18/31	443
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (e)	647
675,000	Flagship Credit Auto Trust 2022-3 144A, 6.00%, 7/17/28 (a)	666
150,837	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 2/23/39 (a)(b)	149
300,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.11%, 2/23/39 (a)(b)	290
300,000	Greystone CRE Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 7.65%, 7/15/39 (a)(b)	285
250,000	Henley CLO VII DAC 7A 144A, (3 mo. EURIBOR + 2.100%), 5.19%, 4/25/34 EUR (a)(b)(d)	272
550,000	Huntington Bank Auto Credit-Linked Notes Series 2024-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.600%), 7.46%, 10/20/32 (a)(b)	550
42,302	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 4.28%, 9/25/28 (a)	42
550,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 3.69%, 2/26/29 (a)	545
250,000	Jubilee CLO DAC 2017-19X, (3 mo. EURIBOR + 1.250%), 4.34%, 7/25/30 EUR (b)(c)(d)	271
350,000	Jubilee CLO DAC 2019-23A 144A, (3 mo. EURIBOR + 1.850%), 5.03%, 7/15/37 EUR (a)(b)(d)	381
1	Juniper Receivables DAC, 0.00%, 8/15/29 (e)	237
10	Juniper Receivables DAC 2023-1 DAC, 0.00%, 7/15/30 (e)	371
392,208	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.21%, 2/17/39 (a)(b)	392
300,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 6.42%, 4/20/33 (a)(b)	301
600,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-50A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.250%), 5.88%, 7/23/36 (a)(b)	600
450,000	Neuberger Berman Loan Advisers CLO Ltd. 2022-51A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.850%), 6.48%, 10/23/36 (a)(b)	450
600,000	Neuberger Berman Loan Advisers CLO Ltd. 2024-58A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.900%), 0.00%, 10/18/38 (a)(b)(e)	600
497,708	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	472

4  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.55%, 10/17/30 (a)(b)	$701
750,000	Palmer Square Loan Funding Ltd. 2024-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.650%), 6.81%, 8/08/32 (a)(b)	754
261,938	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	241
300,000	Regatta XIII Funding Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.16%, 7/15/31 (a)(b)	300
350,000	Regatta XIV Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.13%, 10/25/31 (a)(b)	350
250,000	Regatta XV Funding Ltd. 2018-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.550%), 6.18%, 10/25/31 (a)(b)	250
250,000	Regatta XVI Funding Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 6.56%, 1/15/33 (a)(b)	251
600,000	Regatta XXII Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 3.100%), 7.72%, 7/20/35 (a)(b)	600
46,733	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	47
29,208	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (a)	29
835,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	860
429,644	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	434
1,980	Santander Drive Auto Receivables Trust 2024-S2 144A, 0.00%, 12/16/28 (a)(e)	367
267,745	Santander Drive Auto Receivables Trust 2024-S1 144A, 6.53%, 3/16/29 (a)	268
600,000	Santander Drive Auto Receivables Trust 2024-5, 5.14%, 2/17/32	595
400,000	Texas Debt Capital Euro CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.100%), 5.80%, 7/16/38 EUR (a)(b)(d)	437
400,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	401
300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	279
200,000	VB-S1 Issuer LLC-VBTEL 2024-1A 144A, 6.64%, 5/15/54 (a)	202
325,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	338
400,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 6.02%, 10/15/29 (a)	407
600,000	Westlake Automobile Receivables Trust 2024- 3A 144A, 5.21%, 4/15/30 (a)	597
591,000	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	549
338,625	Zaxbys Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	308
Total Asset Backed (Cost - $30,552)		29,469
Bank Loans(f) (6%)
325,000	Alpha Generation LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.750%), 7.45%, 9/30/31	325

Principal or Shares	Security Description	Value (000)

375,000	American Airlines Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.29%, 4/20/28	$386
124,373	Bangl LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.09%, 2/01/29	125
199,000	Consolidated Energy Finance SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.56%, 11/15/30	188
150,000	CPPIB OVM Member U.S. LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 7.85%, 8/20/31	151
200,000	Dragon Buyer Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 7.85%, 9/30/31	199
330,000	Emg Utica Midstream Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 4.00%, 10/24/29	329
340,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.60%, 6/29/29	340
394,406	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 8.39%, 4/26/28	396
275,000	Fertitta Entertainment LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 4.00%, 1/29/29	275
350,000	Fortress Intermediate 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.44%, 6/27/31	350
199,347	Iron Mountain Information Management LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 1.250%), 6.77%, 1/31/31	199
125,000	Leia Finco U.S. LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 3.25%, 7/02/31	124
275,000	Lightning Power LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.250%), 8.35%, 8/18/31	276
151,128	McGraw-Hill Education Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 8.60%, 8/01/31	152
248,750	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.05%, 7/21/28	251
375,000	Modena Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.10%, 7/01/31	360
275,000	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 7.87%, 7/25/30	276
250,000	S&S Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 5.50%, 9/19/31	249
375,000	Terex Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 6.69%, 10/08/31	376
465,000	Third Coast Infrastructure LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 8.94%, 9/25/30	462
150,000	Truist Insurance Holdings LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.35%, 5/06/32	152

Annual Financial Statements and Other Information   5

Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

447,750	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.44%, 4/25/31	$451
225,000	WaterBridge Midstream Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 9.39%, 6/27/29	221
175,000	Wilsonart LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 8.85%, 8/05/31	173
Total Bank Loans (Cost - $6,780)		6,786
Corporate Bond (34%)
Financial (11%)
175,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(g)	158
250,000	American Homes 4 Rent LP, 5.50%, 2/01/34	251
250,000	Ares Capital Corp., 5.88%, 3/01/29	252
250,000	Avis Budget Finance PLC, 7.00%, 2/28/29 EUR (c)(d)	273
400,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(g)	423
200,000	Banco Mercantil del Norte SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (b)(c)(g)	193
200,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(b)(g)	194
175,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.220%), 2.30%, 7/21/32 (b)	147
250,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	265
200,000	BBVA Bancomer SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (b)(c)	210
200,000	Blue Owl Capital Corp., 3.40%, 7/15/26	193
600,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 4/01/31	505
200,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 7/18/29 (c)	193
300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	261
250,000	Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 5/13/31 (c)	220
200,000	doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(d)	212
100,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	101
100,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29	102
280,000	Freedom Mortgage Holdings LLC 144A, 9.13%, 5/15/31 (a)	284
150,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.135%), 4.69%, 10/23/30 (b)	148
550,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	480
300,000	JAB Holdings BV, 5.00%, 6/12/33 EUR (c)(d)	351
350,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 0.860%), 4.51%, 10/22/28 (b)	348

Principal or Shares	Security Description	Value (000)

400,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 1.382%), 4.01%, 4/23/29 (b)	$392
675,000	Kite Realty Group LP, 4.95%, 12/15/31	663
225,000	Lazard Group LLC, 6.00%, 3/15/31	234
150,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.100%), 4.65%, 10/18/30 (b)	148
225,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (d)	258
325,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 EUR (d)	300
225,000	Muthoot Finance Ltd. 144A, 7.13%, 2/14/28 (a)	229
200,000	Muthoot Finance Ltd., 7.13%, 2/14/28 (c)	204
325,000	NNN REIT Inc., 5.50%, 6/15/34	329
110,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (a)	100
200,000	Sagax AB, 4.38%, 5/29/30 EUR (c)(d)	224
250,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 EUR (c)(d)	250
375,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 1.940%), 5.35%, 9/06/30 (b)	371
450,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	460
400,000	Societe Generale SA, (3 mo. EURIBOR + 0.950%), 0.50%, 6/12/29 EUR (b)(c)(d)	391
275,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	262
300,000	Synchrony Bank, 5.40%, 8/22/25	300
375,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (b)	396
325,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.571%), 5.15%, 8/05/32 (b)	323
375,000	UBS Group AG, (ICE 1Year Euribor Swap Fix + 4.950%), 7.75%, 3/01/29 EUR (b)(c)(d)	463
250,000	UDR Inc., 5.13%, 9/01/34	245
700,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.020%), 5.39%, 4/24/34 (b)	705
		13,011
Industrial (15%)
200,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	187
325,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (a)	99
125,000	Amentum Holdings Inc. 144A, 7.25%, 8/01/32 (a)	130
300,000	ams-OSRAM AG, 10.50%, 3/30/29 EUR (c)(d)	331
150,000	Bausch + Lomb Corp. 144A, 8.38%, 10/01/28 (a)	158
200,000	BE Semiconductor Industries NV 144A, 4.50%, 7/15/31 EUR (a)(d)	224
250,000	Boeing Co., 2.20%, 2/04/26	241
250,000	Boeing Co. 144A, 6.30%, 5/01/29 (a)	259
125,000	Bombardier Inc. 144A, 7.00%, 6/01/32 (a)	128
250,000	Boparan Finance PLC 144A, 9.38%, 11/07/29 GBP (a)(d)	322
250,000	Cemex SAB de CV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (b)(c)(g)	244
250,000	Centene Corp., 3.38%, 2/15/30	224
325,000	Centene Corp., 3.00%, 10/15/30	282
266,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (c)	255
150,000	Champions Financing Inc. 144A, 8.75%, 2/15/29 (a)	152

6  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/01/32	$138
200,000	Cleveland-Cliffs Inc. 144A, 6.88%, 11/01/29 (a) 201
125,000	Cleveland-Cliffs Inc. 144A, 7.38%, 5/01/33 (a) 126
325,000	CRH America Finance Inc., 5.40%, 5/21/34	329
200,000	CRH SMW Finance DAC, 5.20%, 5/21/29	203
525,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	519
175,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (a)	183
150,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.75%, 7/15/31 (a)	153
350,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31	367
350,000	Flutter Treasury DAC 144A, 5.00%, 4/29/29 EUR (a)(d)	392
200,000	Frontier Communications Holdings LLC 144A, 5.00%, 5/01/28 (a)	197
275,000	General Motors Financial Co. Inc., 5.55%, 7/15/29	279
600,000	General Motors Financial Co. Inc., 4.90%, 10/06/29	592
225,000	HCA Inc., 5.88%, 2/01/29	232
100,000	Howmet Aerospace Inc., 4.85%, 10/15/31	99
275,000	Hyundai Capital America 144A, 4.30%, 9/24/27 (a)	271
325,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	337
350,000	Kier Group PLC, 9.00%, 2/15/29 GBP (c)(d)	479
200,000	LD Celulose International GmbH 144A, 7.95%, 1/26/32 (a)	205
625,000	Liberty Costa Rica Senior Secured Finance, 10.88%, 1/15/31 (c)	671
200,000	Limak Cimento Sanayi ve Ticaret AS 144A, 9.75%, 7/25/29 (a)	195
200,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (d) 220
250,000	Madison IAQ LLC 144A, 5.88%, 6/30/29	237
225,000	Midcontinent Communications 144A, 8.00%, 8/15/32 (a)	229
325,000	Millicom International Cellular SA, 4.50%, 4/27/31 (c)	294
225,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (c) 237
200,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	210
275,000	Mobico Group PLC, 4.88%, 9/26/31 EUR (c)(d) 292
225,000	NBM U.S. Holdings Inc., 6.63%, 8/06/29 (c) 225
250,000	Neopharmed Gentili SpA 144A, 7.13%, 4/08/30 EUR (a)(d)	285
925,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	962
200,000	Orbia Advance Corp. SAB de CV, 5.88%, 9/17/44 (c)	175
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV 144A, 7.88%, 5/15/34 (a)	207
170,000	Paramount Global, 4.95%, 1/15/31	158
425,000	Prime Healthcare Services Inc. 144A, 9.38%, 9/01/29 (a)	432
500,000	Rogers Communications Inc., 5.30%, 2/15/34 496
300,000	Sable International Finance Ltd. 144A, 7.13%, 10/15/32 (a)	302
450,000	Sisecam UK PLC, 8.63%, 5/02/32 (c)	459
200,000	Sitios Latinoamerica SAB de CV, 5.38%, 4/04/32 (c)	192

Principal or Shares	Security Description	Value (000)

300,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 144A, 7.75%, 10/15/29	$306
150,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	156
325,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32	334
325,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(d)	367
200,000	Uber Technologies Inc., 4.30%, 1/15/30	195
200,000	Vale Overseas Ltd., 6.40%, 6/28/54	201
225,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30	240
210,000	Viking Baked Goods Acquisition Corp. 144A, 8.63%, 11/01/31 (a)	210
300,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	263
425,000	WMG Acquisition Corp. 144A, 3.75%, 12/01/29 (a)	394
		17,682
Utility (8%)
525,000	Boeing Co., 5.04%, 5/01/27	523
192,683	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	198
225,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	226
325,000	Diamondback Energy Inc., 5.15%, 1/30/30	327
50,000	Ecopetrol SA, 8.38%, 1/19/36	49
450,000	Energy Transfer LP, 5.55%, 5/15/34	452
250,000	EPH Financing International AS, 5.88%, 11/30/29 EUR (c)(d)	286
275,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/30 (a)	296
350,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (c)	350
200,000	FIEMEX Energia-Banco Actinver SA Institucion de Banca Multiple 144A, 7.25%, 1/31/41 (a)	201
200,000	Geopark Ltd., 5.50%, 1/17/27 (c)	189
350,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	330
275,000	Global Marine Inc., 7.00%, 6/01/28	261
428,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	395
250,000	Greensaif Pipelines Bidco Sarl 144A, 5.85%, 2/23/36 (a)	251
210,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 6.88%, 5/15/34 (a)	201
165,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A, 7.25%, 2/15/35 (a)	162
225,775	India Cleantech Energy, 4.70%, 8/10/26 (c)	219
200,000	Kosmos Energy Ltd., 7.75%, 5/01/27 (c)	196
250,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	246
225,000	Moss Creek Resources Holdings Inc. 144A, 8.25%, 9/01/31 (a)	221
300,000	NewCo Holding USD 20 Sarl 144A, 9.38%, 11/07/29 (a)	300
180,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29	185
450,000	OHI Group SA 144A, 13.00%, 7/22/29 (a)	445
150,000	ONEOK Inc., 4.25%, 9/24/27	148
375,000	ONEOK Inc., 4.75%, 10/15/31	366
275,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	291
100,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(d)	107
425,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(d)	450
200,000	Petroleos Mexicanos, 6.63%, 6/15/35	164
320,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (c)	291

Annual Financial Statements and Other Information   7

Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

250,000	South Bow USA Infrastructure Holdings LLC 144A, 4.91%, 9/01/27 (a)	$249
150,000	Surge Energy Inc. 144A, 8.50%, 9/05/29 CAD (a)(d)	108
219,170	Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (c)	199
120,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	121
200,000	Venture Global LNG Inc. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.440%), 9.00% (a)(b)(g)	200
275,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	300
175,000	Vital Energy Inc. 144A, 7.88%, 4/15/32 (a)	168
250,000	Western Midstream Operating LP, 5.45%, 11/15/34	244
275,000	Wildfire Intermediate Holdings LLC 144A, 7.50%, 10/15/29 (a)	267
		10,182
Total Corporate Bond (Cost - $40,788)		40,875
Foreign Government (10%)
275,000	Angolan Government International Bond, 8.00%, 11/26/29 (c)	252
250,000	Argentine Republic Government International Bond, 4.13%, 7/09/35	139
35,000,000	Brazil Letras do Tesouro Nacional, 10.91%, 7/01/25 BRL (d)(e)	5,621
200,000	Brazilian Government International Bond, 6.13%, 3/15/34	198
250,000	Colombia Government International Bond, 7.75%, 11/07/36	246
275,000	Dominican Republic International Bond, 5.95%, 1/25/27 (c)	276
200,000	Ghana Government International Bond 144A, 5.00%, 7/03/35 (a)	140
625,000	Guatemala Government Bond, 4.38%, 6/05/27 (c)	602
400,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (c)	398
275,000	Ivory Coast Government International Bond, 4.88%, 1/30/32 EUR (c)(d)	262
525,000	Nigeria Government International Bond, 6.50%, 11/28/27 (c)	496
250,000	Panama Government International Bond, 3.16%, 1/23/30	216
24,000,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (d)	1,140
350,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	331
250,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	245
300,000	Republic of Uzbekistan International Bond 144A, 5.38%, 5/29/27 EUR (a)(d)	327
275,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31 (c)	230
400,000	Romanian Government International Bond 144A, 5.13%, 9/24/31 EUR (a)(d)	434
380,646	Zambia Government International Bond, 5.75%, 6/30/33 (c)	335
Total Foreign Government (Cost - $12,274)		11,888

Principal or Shares	Security Description	Value (000)

Mortgage Backed (22%)
100,000	ACRE Commercial Mortgage Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 6.62%, 12/18/37 (a)(b)	$98
500,000	BRAVO Residential Funding Trust 2024-NQM7 144A, 6.38%, 10/27/64 (a)(h)	499
400,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 6.92%, 9/15/36 (a)(b)	398
280,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 7.67%, 10/15/37 (a)(b)	276
350,000	BX Commercial Mortgage Trust 2021-VINO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.067%), 6.87%, 5/15/38 (a)(b)	347
500,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 7.49%, 5/15/38 (a)(b)	505
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.45%, 2/15/41 (a)(b)	703
400,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 6.85%, 2/15/38 (a)(b)	326
236,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.367%), 6.17%, 12/15/37 (a)(b)	236
459,975	Connecticut Avenue Securities Trust 2019- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 9.07%, 9/25/31 (a)(b)	488
286,352	Connecticut Avenue Securities Trust 2019- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.864%), 8.72%, 9/25/39 (a)(b)	298
219,561	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.12%, 11/25/39 (a)(b)	221
575,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 7.96%, 10/25/41 (a)(b)	591
300,000	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 7.61%, 12/25/41 (a)(b)	307
825,000	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.150%), 8.01%, 12/25/41 (a)(b)	847
325,000	Connecticut Avenue Securities Trust 2022-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.86%, 12/25/41 (a)(b)	342
675,000	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.500%), 9.36%, 1/25/42 (a)(b)	713
500,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 8.36%, 3/25/42 (a)(b)	525

8  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

500,000	Connecticut Avenue Securities Trust 2022- R09 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 9.61%, 9/25/42 (a)(b)	$543
300,058	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 4/25/43 (a)(b)	305
800,000	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.900%), 8.76%, 4/25/43 (a)(b)	856
471,894	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.16%, 5/25/43 (a)(b)	482
500,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 7.56%, 1/25/44 (a)(b)	510
700,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.36%, 2/25/44 (a)(b)	716
300,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 6.81%, 3/25/44 (a)(b)	303
600,000	Connecticut Avenue Securities Trust 2024- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 7.06%, 5/25/44 (a)(b)	606
225,000	Connecticut Avenue Securities Trust 2024- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 6.86%, 7/25/44 (a)(b)	226
275,000	Connecticut Avenue Securities Trust 2024- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 6.91%, 9/25/44 (a)(b)	277
575,000	Connecticut Avenue Securities Trust 2021-R01 2021-R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.86%, 10/25/41 (a)(b)	605
500,000	Cross Mortgage Trust 2024-H7 144A, 5.59%, 11/25/69 (a)(h)	500
733,307	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 8.62%, 7/15/38 (a)(b)	738
123,671	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.22%, 9/25/28 (b)	141
49,482	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 16.72%, 10/25/28 (b)	56
98,547	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.22%, 1/25/29 (b)	112

Principal or Shares	Security Description	Value (000)

675,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.200%), 11.06%, 11/25/41 (a)(b)	$713
246,147	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 13.77%, 3/25/28 (b)	256
375,000	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.500%), 10.36%, 1/25/34 (a)(b)	425
850,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.26%, 10/25/41 (a)(b)	876
500,000	Freddie Mac STACR REMIC Trust 2021-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.650%), 8.51%, 11/25/41 (a)(b)	519
391,288	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 7.06%, 5/25/42 (a)(b)	398
298,818	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 6.96%, 4/25/43 (a)(b)	304
664,773	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 11/25/43 (a)(b)	673
172,952	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 6.71%, 11/25/43 (a)(b)	174
573,318	Freddie Mac STACR REMIC Trust 2024-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 6.11%, 5/25/44 (a)(b)	574
805,510	Freddie Mac STACR REMIC Trust 2024-HQA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 6.06%, 8/25/44 (a)(b)	807
900,000	Freddie Mac STACR REMIC Trust 2024-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.03%, 10/25/44 (a)(b)	899
300,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.114%), 14.97%, 7/25/50 (a)(b)	405
175,000	Freddie Mac STACR REMIC Trust 2020-HQA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.514%), 14.37%, 9/25/50 (a)(b)	232
150,000	Freddie Mac STACR REMIC Trust 2020-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.650%), 10.51%, 12/25/50 (a)(b)	170
200,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 9.61%, 1/25/51 (a)(b)	215

Annual Financial Statements and Other Information   9

Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

225,000	Freddie Mac STACR REMIC Trust 2021-DNA6 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 7.500%), 12.36%, 10/25/41 (a)(b)	$243
450,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 10.86%, 8/25/33 (a)(b)	534
200,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 4.432%), 9.24%, 3/15/41 (a)(b)	201
250,000	HIH Trust 2024-61P 144A, (1 mo. Term Secured Overnight Financing Rate + 3.640%), 8.59%, 10/15/41 (a)(b)	251
436,224	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 3.064%), 7.87%, 3/15/38 (a)(b)	422
375,000	Life Mortgage Trust 2022-BMR2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.295%), 6.10%, 5/15/39 (a)(b)	365
393,490	OBX Trust 2024-NQM13 144A, 5.12%, 6/25/64 (a)	391
194,923	OBX Trust 2024-NQM12 144A, 5.83%, 7/25/64 (a)	195
296,062	OBX Trust 2024-NQM14 144A, 4.94%, 9/25/64 (a)	293
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)	45
110,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 7.98%, 11/17/30 GBP (a)(b)(d)	141
231,473	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.32%, 3/15/38 (a)(b)	230
275,000	Verus Securitization Trust 2024-8 144A, 7.03%, 10/25/69 (a)(h)	273
7,794,121	Wells Fargo Commercial Mortgage Trust 2018- C46, 0.91%, 8/15/51 (h)	172

Total Mortgage Backed (Cost - $26,895)		26,092

U.S. Treasury (2%)
3,200,000	U.S. Treasury Bill, 4.68%, 11/19/24 (e) (Cost - $3,192)	3,193

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
473,165	Payden Cash Reserves Money Market Fund*	$473
331,915	Payden Emerging Markets Local Bond Fund, SI Class*	1,524

Total Investment Company (Cost - $2,024)		1,997

Purchased Swaptions (0%)
Total Purchased Swaptions (Cost - $82)		60

Purchase Options (0%)
Total Purchase Options (Cost - $123)		105

Total Investments, Before Written Swaptions and Written Options (Cost - $122,710) (101%)		120,465

Written Swaptions (0%)
Total Written Swaptions (Cost - $(45))		(34)

Written Options (0%)
Total Written Options (Cost - $(26))		(38)

Total Investments (Cost - $122,639) (101%)		120,393
Liabilities in excess of Other Assets (-1%)		(1,431)

Net Assets (100%)		$118,962

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024.
(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at October 31, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

		Notional
	Number of	Amount	Exercise	Maturity	Value
Description	Contracts	(000s)	Price	Date	(000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
3 Month SOFR	441	$ 6	$ 95	12/13/2024	$ 6	Put
3 Month SOFR	371	7	95	12/13/2024	7	Put
S&P Emini	18	92	5750	11/15/2024	92	Put

Total Purchase Options					$105

Written Options
		Notional
	Number of	Amount	Exercise	Maturity	Value
Description	Contracts	(000s)	Price	Date	(000s)	Call/Put
Exchange Traded Options Purchase - 0.0%
S&P Emini	18	(38)	5550	11/15/2024	$(38)	Put

10  Payden Mutual Funds

Purchased Swaptions

Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Purchased Swaptions - 0.1%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 43 Index), Pay 0.40%
Quarterly, Receive upon credit default	Citibank, N.A.	$20,500	11/20/2024	$60	Put

Written Swaptions
Description	Counterparty	Notional Amount (000s)	Expiration Date	Value (000s)	Call/Put
Written Swaptions - (0.0%)
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 43 Index), Pay 0.22%
Quarterly, Receive upon credit default	Citibank, N.A.	20,500	11/20/2024	(34)	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,525	USD 1,653	HSBC Bank USA, N.A.	11/19/2024	$7
USD 902	GBP 677	Barclays Bank PLC	03/19/2025	30
USD 1,639	CHF 1,379	BNP PARIBAS	11/19/2024	38
USD 910	EUR 826	BNP PARIBAS	11/19/2024	11
USD 1,607	JPY 238,700	BNP PARIBAS	11/19/2024	32
USD 407	CAD 547	Citibank, N.A.	03/19/2025	12
USD 5,899	BRL 32,891	HSBC Bank USA, N.A.	11/14/2024	218
USD 1,684	AUD 2,538	HSBC Bank USA, N.A.	11/19/2024	14
USD 1,705	EUR 1,525	HSBC Bank USA, N.A.	11/19/2024	45
USD 1,644	GBP 1,246	HSBC Bank USA, N.A.	11/19/2024	38
USD 432	AUD 651	State Street Bank & Trust Co.	11/19/2024	4
USD 451	MXN 9,050	State Street Bank & Trust Co.	11/19/2024	–
USD 11,224	EUR 10,024	State Street Bank & Trust Co.	03/19/2025	251

				700

Liabilities:
AUD 2,408	USD 1,646	HSBC Bank USA, N.A.	11/19/2024	(61)
CHF 1,379	USD 1,615	BNP PARIBAS	11/19/2024	(15)
EUR 2,070	USD 2,293	State Street Bank & Trust Co.	03/19/2025	(27)
GBP 1,246	USD 1,619	BNP PARIBAS	11/19/2024	(13)
JPY 238,700	USD 1,713	BNP PARIBAS	11/19/2024	(138)
USD 1,601	AUD 2,440	BNP PARIBAS	11/19/2024	(5)
USD 1,164	ZAR 20,695	State Street Bank & Trust Co.	11/19/2024	(8)

				(267)

Net Unrealized Appreciation (Depreciation)				$433

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Long Gilt Future	43	Dec-24	$5,214	$(309)	$(309)

Annual Financial Statements and Other Information   11

Portfolio Highlights & Investments continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Short Contracts:
Euro-Bobl Future	20	Dec-24	$(2,570)	$13	$13
Euro-Bund Future	8	Dec-24	(1,147)	15	15
Euro-Schatz Future	19	Dec-24	(2,202)	4	4
U.S. 10-Year Ultra Future	144	Dec-24	(16,380)	593	593
U.S. Long Bond Future	8	Dec-24	(944)	27	27
U.S. Treasury 10-Year Note Future	11	Dec-24	(1,215)	2	2
U.S. Treasury 2-Year Note Future	18	Dec-24	(3,707)	2	2
U.S. Treasury 5-Year Note Future	253	Dec-24	(27,130)	145	145
U.S. Ultra Bond Future	1	Dec-24	(126)	3	3

					804

Total Futures					$495

See notes to financial statements.

12  Payden Mutual Funds

Statement of Assets & Liabilities

October 31, 2024
Numbers in 000s

ASSETS:
Investments, at value*	$118,468
Affiliated investments, at value**	1,997
Foreign cash***	112
Cash pledged for financial futures contracts	1,127
Cash pledged for centrally cleared swaps	1,409
Receivable for:
Interest and dividends	912
Investments sold	1,767
Futures	71
Forward currency contracts	700
Other assets	22
Total Assets	126,585
LIABILITIES:
Payable for:
Forward currency contracts	267
Investments purchased	7,079
Fund shares redeemed	2
Deferred foreign capital gains tax liability	—
Futures	49
Variation margin on centrally cleared swaps	2
Options written****	72
Accrued expenses:
Investment advisory fees (Note 3)	17
Administration fees (Note 3)	15
Distribution fees (Notes 3)	25
Trustee fees and expenses	1
Other liabilities	94
Total Liabilities	7,623
NET ASSETS	$118,962
NET ASSETS:
Paid in capital	$122,704
Distributable earnings (loss)	(3,742)
NET ASSETS	$118,962
NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	$5,147
Shares Outstanding	476
Net Asset Value Per Share	$10.82 (a)
SI Class
Net Assets	$80,297
Shares Outstanding	7,559
Net Asset Value Per Share	$10.62
Adviser Class
Net Assets	$8,237
Shares Outstanding	805
Net Asset Value Per Share	$10.23
Retirement Class
Net Assets	$25,281
Shares Outstanding	2,652
Net Asset Value Per Share	$9.53

* Investments, at cost	$120,686
** Affiliated investments, at cost	2,024
*** Foreign cash, at cost	112
**** Options written, at cost	(71)

(a) Institutional Class Net Asset Value Per Share are calculated using unrounded net assets $5,147,058.68, divided by unrounded shares 475,723.62.

See notes to financial statements.

Annual Financial Statements and Other Information   13

Statement of Operations

Period ended October 31, 2024
Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$7,527
Interest from affiliated investments	63
Dividend income	937
Dividend income from affiliated investment (Note 2)	140
Foreign tax withholdings	(9)
Investment Income	8,658
EXPENSES:
Investment advisory fees (Note 3)	1,276
Administration fees (Note 3)	174
Shareholder servicing fees	20
Distribution fees (Note 3)	140
Custodian fees	56
Transfer agent fees	47
Registration and filing fees	80
Trustee fees and expenses	17
Printing and mailing costs	9
Loan commitment fees	2
Legal fees	4
Publication expense	4
Pricing fees	25
Fund accounting fees	93
Insurance	2
Audit fees	59
Interest expense	2
Gross Expenses	2,010
Expense subsidy (Note 3)	(1,004)
Net Expenses	1,006
Net Investment Income	7,652
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	1,055
Foreign currency transactions	(16)
Forward foreign exchange contracts	(147)
Futures contracts	(1,272)
Written option contracts	172
Swap contracts	(1,239)
Change in net unrealized appreciation (depreciation) from:
Investments	2,374
Translation of assets and liabilities in foreign currencies	(143)
Deferred foreign capital gains taxed	—
Forward foreign exchange contracts	290
Affiliated Investments	30
Futures contracts	295
Swap contracts	794
Net Realized and Unrealized Gains	2,193
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,845

See notes to financial statements.

14  Payden Mutual Funds

Statements of Changes in Net Assets

For the periods ended October 31st

Numbers in 000s

	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$7,652	$6,311
Net realized (losses)	(1,447)	(1,117)
Change in net unrealized appreciation/(depreciation)	3,640	1,367
Change in Net Assets Resulting from Operations	9,845	6,561
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(197)	(56)
SI Class	(4,208)	(1,275)
Adviser Class	(413)	(154)
Retirement Class	(1,277)	(452)
Change in Net Assets from Distributions to Shareholders	(6,095)	(1,937)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	1,666	541
SI Class	23,693	26,378
Adviser Class	1,291	764
Retirement Class	4,474	2,223
Reinvestment of distributions:
Institutional Class	197	56
SI Class	4,208	1,276
Adviser Class	413	154
Retirement Class	1,277	452
Cost of fund shares redeemed:
Institutional Class	(416)	(16)
SI Class	(27,850)	(20,980)
Adviser Class	(1,071)	(8,212)
Retirement Class	(2,506)	(3,619)
Change in Net Assets from Capital Transactions	5,376	(983)
Total Change in Net Assets	9,126	3,641
NET ASSETS:
Beginning of period	109,836	106,195
End of period	$118,962	$109,836
FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	339	283
Shares sold	157	52
Shares issued in reinvestment of distributions	19	6
Shares redeemed	(39)	(2)
Change in shares outstanding	137	56
Outstanding shares at end of period	476	339
SI Class:
Outstanding shares at beginning of period	7,537	6,877
Shares sold	2,294	2,600
Shares issued in reinvestment of distributions	424	129
Shares redeemed	(2,696)	(2,069)
Change in shares outstanding	22	660
Outstanding shares at end of period	7,559	7,537
Adviser Class:
Outstanding shares at beginning of period	741	1,493
Shares sold	129	77
Shares issued in reinvestment of distributions	43	16
Shares redeemed	(108)	(845)
Change in shares outstanding	64	(752)
Outstanding shares at end of period	805	741
Retirement Class:
Outstanding shares at beginning of period	2,293	2,397
Shares sold	482	241
Shares issued in reinvestment of distributions	143	50
Shares redeemed	(266)	(395)
Change in shares outstanding	359	(104)
Outstanding shares at end of period	2,652	2,293
LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	198,991	143,072
Sale of investments (excluding government)	197,195	142,797
Purchase of government securities	88,198	41,581
Sale of government securities	89,404	38,080

See notes to financial statements.

Annual Financial Statements and Other Information   15

Notes to Financial Statements

October 31, 2024

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden Managed Income Fund. The other Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP.

The Fund is considered an investment company under FASB ASC 946, Financial Services—Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. During the year ended October 31, 2024, Palisades Center Trust values at $45,000 for Payden Managed Fund is classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach, unobservable input. The appraised property value exceeds the Class A payoff. The Class B position was marked at $5 for option value.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

16  Payden Mutual Funds

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Payden Cash Reserves Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Payden Cash Reserves Money Market Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30th. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Annual Financial Statements and Other Information   17

Notes to Financial Statements continued

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to a centrally cleared swap, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

18  Payden Mutual Funds

As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

For financial reporting purposes, swap interest and amortization is classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of October 31, 2024 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Credit[1,2]	60	(34)
Equity[2,2]	92	(38)
Interest rate[1,2]	817	(309)
Foreign currency[2,3,4]	700	(267)

Total	1,669	(648)

1

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

2	Includes options purchased at fair value as reported in the Schedule of Investments.

3	Receivable for forward currency contracts.

4	Payable for forward currency contracts.

Annual Financial Statements and Other Information   19

Notes to Financial Statements continued

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2024

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Credit	—	—	—	$(465)	$(465)
Equity	—	—	$172	—	172
Interest rate	$(1,272)	—	—	(774)	(2,046)
Foreign exchange	—	$(147)	—	—	(147)

Total	$(1,272)	$(147)	$172	$(1,239)	$(2,486)

1	Net realized gains (losses) from futures contracts.

2	Net realized gains (losses) from forward foreign exchange contracts.

3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.

4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended October 31, 2024

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Credit	—	—	(11)	$(29)	$(40)
Equity	—	—	$51	—	51
Interest rate	$295	—	(49)	823	1,070
Foreign exchange	—	$290	—	—	290

Total	$295	$290	$(9)	$794	$1,371

5	Change in net unrealized appreciation (depreciation) from futures contracts.

6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.

7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.

8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended October 31, 2024 the average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
18%	3%	23%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is decreased counterparty credit risk to the Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held

20  Payden Mutual Funds

and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

At October 31, 2024, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Derivative Financial Instruments:
Centrally Cleared Swaps	—	$2
Futures Contracts	$71	49
Forward Currency Contracts	700	267

Total derivative assets and liabilities in the
Statements of Assets and Liabilities	771	318

Derivatives not subject to a MNA	(338)	(86)

Total derivative assets and liabilities subject to a
MNA	$433	$232

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of October 31, 2024 (000s):

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$30	—	—	—	$30
BNP PARIBAS	81	$(81)	—	—	—
HSBC Bank USA, N.A.	322	(61)	—	—	261

Total	$433	$(142)	—	—	$291

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
BNP PARIBAS	171	(81)	—	—	90
HSBC Bank USA, N.A.	61	(61)	—	—	—

Total	$232	$(142)	—	—	$90

Annual Financial Statements and Other Information   21

Notes to Financial Statements continued

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA, is included within the Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a MSLA on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended October 31, 2024, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended October 31, 2024, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

The Fund invests in other Funds of the Group, affiliated Funds. Income earned, if any, by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

22  Payden Mutual Funds

Fund	Value October 31, 2023	Purchases	Sales	Dividends	Value October 31, 2024	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)
Cash Reserves Money Market Fund
	$813,851	$70,847,358	$71,188,044	$64,448	$473,165	—	—
Payden Emerging Markets Local Bond Fund — SI Class
	1,503,574	—	9,672	140,068	1,523,489	—	$29,587

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations. There were no custodian credits applicable to any fund during the period ended October 31, 2024.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds financial statements.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the Institutional and SI classes, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The adviser also voluntarily agreed to temporarily limit expenses to 0.65% of the average daily net assets on an annualized basis through February 28, 2025 (exclusive of interest, taxes and 12b-1 fees).

The Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the period. The amount of $2,087,619 ($406,729 for 2022, $676,803 for 2023 and $1,004,087 for 2024) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an

Annual Financial Statements and Other Information   23

Notes to Financial Statements continued

annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the Institutional or SI classes.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Asset Backed	—	—	$29,469	—	—	—	$29,469
Bank Loans	—	—	6,786	—	—	—	6,786
Corporate Bond	—	—	40,875	—	—	—	40,875
Foreign Government	—	—	11,888	—	—	—	11,888
Mortgage Backed	—	—	26,047	—	$45	—	26,092
U.S. Government	—	—	3,193	—	—	—	3,193
Options Purchased	$13	—	92	—	—	—	105
Swaptions Purchased	—	—	60	—	—	—	60
Investment Company	1,997	—	—	—	—	—	1,997

Total	$2,010	—	$118,410	—	$45	—	$120,465

24  Payden Mutual Funds

	Other Financial Instruments[1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Forward currency contracts	—	—	$700	$(267)	—	—	$433
Futures	$804	$(309)	—	—	—	—	495
Options written	—	—	—	(38)	—	—	(38)
Written Swaptions	—	—	—	(34)	—	—	(34)

Total	804	(309)	700	(339)	—	—	856

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise. For the year ended October 31, 2024, there were no permanent differences.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

As of October 31, 2024, the Fund had available for Federal income tax purposes unused capital losses of $7,928.

The tax character of distributions paid during the fiscal years ended October 31st is as follows (000’s):

2023		2024
Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
$1,937	$—	$6,095	$—

At October 31, 2024, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$122,656	$2,751	$(5,014)	$(2,263)

At October 31, 2024, the components of accumulated earnings (deficit) for Federal income tax purposes are as follows (000’s):

Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Capital Loss Carryforwards	Distributions Payable	Net Unrealized Appreciation (Depreciation)	Total Distributions Earnings (Deficit)
$6,586	$—	$(7,928)	$—	$(2,400)	$(3,742)

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and has determined that no events have occurred that require disclosure.

Annual Financial Statements and Other Information   25

Financial Highlights

For the share outstanding for the periods ended October 31st

	Institutional Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$10.47	$10.00	$10.85	$10.51	$10.87

Income (loss) from investment activities:
Net investment income	0.71 (1)	0.66 (1)	0.34 (1)	0.24 (1)	0.34 (1)
Net realized and unrealized gains (losses)	0.19	0.01	(0.96)	0.47	(0.35)

Total from investment activities	0.90	0.67	(0.62)	0.71	(0.01)

Distributions to shareholders:
From net investment income	(0.55)	(0.20)	(0.23)	(0.37)	(0.35)

Total distributions to shareholders	(0.55)	(0.20)	(0.23)	(0.37)	(0.35)

Net asset value — end of period	$10.82	$10.47	$10.00	$10.85	$10.51

Total return	8.98%	6.76%	(5.80)%	6.94%	(0.08)%

Ratios/supplemental data:
Net assets, end of period (000s)	$5,147	$3,548	$2,829	$1,095	$530
Ratio of gross expense to average net assets	1.61%	1.71%	1.60%	1.54%	1.52%
Ratio of net expense to average net assets	0.74%	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.85%	5.64%	2.69%	1.63%	2.69%
Ratio of net investment income to average net assets	6.72%	6.40%	3.33%	2.23%	3.25%
Portfolio turnover rate	262%	195%	122%	155%	71%

The Class commenced operations on June 1, 2016.

	SI Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$10.29	$9.84	$10.70	$10.39	$10.78

Income (loss) from investment activities:
Net investment income	0.69 (1)	0.64 (1)	0.28 (1)	0.21 (1)	0.30 (1)
Net realized and unrealized gains (losses)	0.19	0.00 (2)	(0.91)	0.47	(0.34)

Total from investment activities	0.88	0.64	(0.63)	0.68	(0.04)

Distributions to shareholders:
From net investment income	(0.55)	(0.19)	(0.23)	(0.37)	(0.35)

Total distributions to shareholders	(0.55)	(0.19)	(0.23)	(0.37)	(0.35)

Net asset value — end of period	$10.62	$10.29	$9.84	$10.70	$10.39

Total return	8.94%	6.61%	(6.03)%	6.66%	(0.42)%

Ratios/supplemental data:
Net assets, end of period (000s)	$80,297	$77,527	$67,639	$82,019	$98,931
Ratio of gross expense to average net assets	1.61%	1.71%	1.62%	1.54%	1.51%
Ratio of net expense to average net assets	0.75%	1.04%	1.25%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	5.85%	5.63%	2.40%	1.66%	2.63%
Ratio of net investment income to average net assets	6.71%	6.29%	2.76%	1.95%	2.90%
Portfolio turnover rate	262%	195%	122%	155%	71%

The Fund commenced operations on September 22, 2008.

(1) Based on average shares outstanding.

(2) Amount is less than $0.005.

See notes to financial statements.

26  Payden Mutual Funds

For the share outstanding for the periods ended October 31st

	Adviser Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.95	$9.53	$10.40	$10.13	$10.53

Income (loss) from investment activities:
Net investment income	0.64 (1)	0.58 (1)	0.25 (1)	0.17 (1)	0.26 (1)
Net realized and unrealized gains (losses)	0.19	0.02	(0.90)	0.46	(0.32)

Total from investment activities	0.83	0.60	(0.65)	0.63	(0.06)

Distributions to shareholders:
From net investment income	(0.55)	(0.18)	(0.22)	(0.36)	(0.34)

Total distributions to shareholders	(0.55)	(0.18)	(0.22)	(0.36)	(0.34)

Net asset value — end of period	$10.23	$9.95	$9.53	$10.40	$10.13

Total return	8.70%	6.38%	(6.34)%	6.37%	(0.61)%

Ratios/supplemental data:
Net assets, end of period (000s)	$8,237	$7,378	$14,226	$15,565	$15,534
Ratio of gross expense to average net assets	1.86%	1.95%	1.87%	1.79%	1.76%
Ratio of net expense to average net assets	1.00%	1.32%	1.50%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	5.60%	5.28%	2.17%	1.40%	2.37%
Ratio of net investment income to average net assets	6.47%	5.90%	2.54%	1.69%	2.64%
Portfolio turnover rate	262%	195%	122%	155%	71%

The Fund commenced operations on September 22, 2008.

	Retirement Class
	2024	2023	2022	2021	2020
Net asset value — beginning of period	$9.32	$8.97	$9.82	$9.60	$10.03

Income (loss) from investment activities:
Net investment income	0.58 (1)	0.53 (1)	0.21 (1)	0.14 (1)	0.22 (1)
Net realized and unrealized gains (losses)	0.18	0.01	(0.84)	0.44	(0.31)

Total from investment activities	0.76	0.54	(0.63)	0.58	(0.09)

Distributions to shareholders:
From net investment income	(0.55)	(0.19)	(0.22)	(0.36)	(0.34)

Total distributions to shareholders	(0.55)	(0.19)	(0.22)	(0.36)	(0.34)

Net asset value — end of period	$9.53	$9.32	$8.97	$9.82	$9.60

Total return	8.50%	6.07%	(6.55)%	6.19%	(0.93)%

Ratios/supplemental data:
Net assets, end of period (000s)	$25,281	$21,383	$21,501	$26,855	$36,402
Ratio of gross expense to average net assets	2.11%	2.21%	2.12%	2.04%	2.02%
Ratio of net expense to average net assets	1.24%	1.55%	1.75%	1.75%	1.75%
Ratio of investment income less gross expenses to average net assets	5.37%	5.10%	1.90%	1.17%	2.07%
Ratio of net investment income to average net assets	6.24%	5.75%	2.26%	1.46%	2.34%
Portfolio turnover rate	262%	195%	122%	155%	71%

The Class commenced operations on April 6, 2009.

(1)	Based on average shares outstanding.

See notes to financial statements.

Annual Financial Statements and Other Information   27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Payden & Rygel Investment Group

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Payden Managed Income Fund, one of the funds comprising the Payden & Rygel Investment Group (the “Fund”), including the schedule of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, agent banks, and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Los Angeles, California
December 24, 2024

We have served as the auditor of one or more of The Payden & Rygel Investment Group investment companies since 1992.

28 Payden Mutual Funds

Approval of Investment Advisory Agreement (Unaudited)

1. Background

Among its other duties, and most likely the most important duty of the Board of Trustees (the “Board” or the “Trustees”) of The Payden & Rygel Investment Group (the “P&R Trust”) is its initial approval, and subsequently its annually approval, of the investment management agreement (the “Agreement”) between Payden & Rygel (“Adviser”) and the P&R Trust with respect to the Payden Managed Income Fund (the “Fund”). Under the Agreement, the Adviser is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the P&R Trust, as that term is defined in the 1940 Act (each an “Independent Trustee,” and collectively, “Independent Trustees”), annually renews that Agreement. Seven of the P&R Trust’s eight Trustees are deemed to be Independent Trustees for this purpose.

In order to assure that the Board’s Audit Committee (the “Audit Committee”) had sufficient time to review and discuss the material presented to it, the Audit Committee had a special session of the Audit Committee on Thursday, June 13, 2024, to assure the Audit Committee had sufficient time to consider the material presented to it.

Following that session, and after the Audit Committee had the further opportunity to discuss the approval of the investment adviser at its regularly scheduled meeting on June 18, 2024, the Audit Committee recommended unanimously and the Board of Trustees of the P&R Trust unanimously approved the Agreement between the Adviser and the P&R Trust with respect to the Fund for an additional year through June 30, 2025.The Board approved the Agreement following the recommendation of the Audit Committee , which is composed of all seven of the P&R Trust’s Independent Trustees. In reaching these decisions, the Board took into account information furnished to it throughout the year at meetings of the Board and the Board’s committees, as well as extensive information prepared specifically in connection with the annual renewal process. The determination made by each of the Independent Trustees also took into account various factors that they believed to be relevant, in light of (1) the legal advice furnished to them by Paul Hastings LLP (“Paul Hastings”), independent legal counsel to the Independent Trustees, and (2) the business judgment made by each Independent Trustees.

2. Overview of the Approval or Renewal Process

In considering the annual renewal with respect to the Fund, the Board followed its previously established process, as follows. As part of that process, the Board delegates the initial responsibility for the renewal process and related tasks to the Audit Committee. These tasks include working with the Adviser and Paul Hastings (1) to develop Section 15(c)-related guidelines and specific requests with respect to the type of information to be provided to the Audit Committee and the Board in connection with the proposed contract renewal, and (2) to evaluate the information provided in response to these guidelines and requests.

Consistent with its established process, the P&R Trust retained Broadridge to prepare a report on the Fund to assist the Audit Committee and the Board in their respective deliberations. Broadridge is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their investment advisory contract review processes.

[1]The Paydenfunds covered by this approval are the Payden Cash Reserves Money Market Fund, Payden Limited Maturity Fund, Payden Low Duration Fund, Payden U.S. Government Fund, Payden GNMA Fund, Payden Core Bond Fund, Payden Strategic Income Fund, Payden Absolute Return Bond Fund, Payden Corporate Bond Fund, Payden High Income Fund, Payden Floating Rate Fund, Payden California Municipal Social Impact Fund, Payden Global Low Duration Fund, Payden Global Fixed Income Fund, Payden Emerging Markets Bond Fund, Payden Emerging Markets Local Bond Fund, Payden Emerging Markets Corporate Bond Fund and Payden Equity Income Fund.

Annual Financial Statements and Other Information   29

Approval of Investment Advisory Agreement (Unaudited) continued

Broadridge produced, among other information, performance and expense comparison data regarding the Fund, including data relating to the Fund’s advisory fee rates, total expense ratios, short-term and long-term investment performance, and portfolio turnover rates. Broadridge also compared much of this data for the Fund against a universe of investment companies and against a more selective peer group of investment companies with similar investment objectives and strategies, each of which was selected by Broadridge, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. Broadridge then summarized the methodologies it employed to provide the data contained in its report. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with information on the fees, expense and other performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that it, and not the Adviser, had identified the selected comparative peer groups and universes, and that it did so in a manner that was not intended to produce biased results for its clients.

In advance of the Board meeting held on June 18, 2024, Paul Hastings requested on behalf of the Audit Committee and the Board, respectively, and the Adviser provided, extensive information that was designed to assist the Audit Committee and the Board in their consideration about whether to renew the Agreement for the Fund. In addition to the date provided by Broadridge as described above, this information included, but was not limited to, the following: (1) the nature, extent and quality of services provided or to be provided by the Adviser to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by the Adviser and its affiliates from their relationship with the Fund; (4) fees charged by other investment advisers for the same or similar work; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by the Adviser with other clients to whom the Adviser provides comparable services; and (8) any other benefits derived or anticipated to be derived by the Adviser or its affiliates from their relationship with the Fund.

As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the renewal of the Agreement. In reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Fund. In addition, the Board received and considered information from Paul Hastings as to certain relevant guidelines that relate to the approval or renewal process under Section 15(c) of the 1940 Act. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors, and thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on June 18, 2024, the Board voted unanimously to renew the Agreement for the Fund. Set forth below are the general factors the Board considered in making its decision.

3. Nature, Extent and Quality of Services

The Board and Audit Committee members considered a number of factors related to the services provided by the Adviser, including the breadth and depth of the Adviser’s investment advisory process, the experience, expertise and quality of the Adviser’s investment professionals, the experience, leadership ability and integrity of the Adviser’s senior management, the long tenure of its key personnel, and the overall financial strength, stability and viability of the Adviser. They also considered the Adviser’s ability and commitment to attract and retain qualified personnel, and its commitment to maintain and enhance its investment advisory resources and information technology systems. The Board and Audit Committee further considered the Adviser’s strong commitment to compliance with applicable laws and regulations and the nature and extent of its compliance program and records. Finally, they took into account the administrative, distribution and shareholder services to be provided by the Adviser or its affiliates to the Fund under the Agreement and other agreements. Based on the foregoing, the Board and Audit Committee each concluded that the investment advisory and related services to be provided by the Adviser and its affiliates have benefited and should continue to benefit the Fund and its shareholders.

30 Payden Mutual Funds

4. Investment Results

At its regular quarterly Board meetings during the past year, the Board reviewed the investment results of the Fund compared to its respective peers and benchmark index, paying specific attention to performance which did not measure up to the Adviser’s expectations and to the plans by the Adviser to deal with that situation. In addition, as a part of the annual review of the Agreement, the Board and Audit Committee specifically reviewed a report prepared by Broadridge, which contained the Fund’s performance for various time periods, i.e., 1-year, 3-years, 5-years and 10-years, as compared to the performance of (1) a group of comparable mutual funds (the “Peer Group”) selected by Broadridge, and (2) the Fund’s benchmark index. The Board and Audit Committee concluded that, overall, the short-term and long-term results for the Fund have been satisfactory, and that for the most recent calendar year, the Fund’s results continued on a satisfactory track. In sum, the Board and Audit Committee concluded that the Adviser’s continued management should benefit the Fund and its shareholders.

5. Advisory Fees and Total Expenses

The Board and the Audit Committee reviewed the Fund’s net operating expense ratio and its various fee and expense components, and then compared those fees and expenses to the fee and expense information for a peer group for the Fund. They observed that the advisory fees and expenses for the Fund continue to be very competitive with the advisory fees and expenses of this peer group. The Board and Audit Committee also reviewed information regarding the advisory fees paid by other registered investment companies, pension funds and other institutional clients of the Adviser with respect to similar investment mandates for the Fund. They noted that, although the fees paid by those clients generally were lower than those paid by the Fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising SEC-registered mutual funds and advising separately managed institutional accounts Overall, the Board and Audit Committee concluded that the Fund’s cost structure was fair and reasonable in relation to the services provided, and that the Fund’s shareholders receive reasonable value in return for the advisory fees paid to the Adviser by the Fund.

6. Adviser Profitability and Indirect Benefits

The Board and Audit Committee reviewed information at the P&R Trust level regarding the Adviser’s cost of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Trustees further reviewed the cost allocation methodology used to determine the Adviser’s profitability of providing services to the Fund as well as possible economies of scale that might be achieved. Based on that review, the Board and Audit Committee concluded that the profits earned by the Adviser were not excessive in view of the advisory, administrative and other services provided to the Fund. Finally, the Board and Audit Committee noted that the Adviser indirectly benefited from its advisory relationship with the Fund by its ability to invest more efficiently the assets of small, separately managed accounts in the Fund, and because the availability of the Fund enhanced the Adviser’s business reputation and name recognition.

7. Specific-Fund Factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. References below to quintiles are based on data provided to the Board in the report prepared by Broadridge. All time periods referenced below ended as of April 30, 2024.

• Adviser Fee: : The Adviser’s annual contractual management fee rate for the Fund is 1.10%, placing it in the third quintile of the group of comparable funds for adviser fees. The actual management fee was in the second quintile.

• Total Expenses: The Fund’s total expenses were in the third quintile of the group of comparable funds selected by Broadridge for expense comparison purposes. The Adviser has contractually agreed that, for so long as it is the investment adviser to the Fund, the total Annual Fund Operating Expenses will not exceed 1.25%. The Adviser has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement exceed 0.65%. This agreement has a one-year term ending February 28, 2025. It may or may not be renewed.

• Performance: The Fund was in the third quintile of the group of comparable funds for each of the one-year, three-year, and ten-year periods, and in the fourth quintile for the five-year period.

Annual Financial Statements and Other Information   31

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA. The performance numbers presented in this report are derived from historical market data. There is no

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN MANAGED INCOME FUND

Payden Managed Income Fund – Adviser Share Class (PKCBX)

Payden Managed Income Fund – Institutional Share Class (PKCIX)

Payden Managed Income Fund – Retirement Share Class (PKCRX)

Payden Managed Income Fund – SI Share Class (PKBIX)

PAYDEN MUTUAL FUNDS

333 South Grand Avenue, Los Angeles, California 90071

800 5-PAYDEN 800 572 9336 payden.com

requests@payden.com

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on November 10, 2023. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1

To approve the election of ten Trustees as members of the Board. This proposal reflects trust-wide proposal and voting results.

Trustee:	For	Withheld	Abstained	Broker Non- Votes
Stephanie Bell-Rose	928,611,371.925	9,106,032.397	N/A	N/A
W.D. Hilton, Jr.	928,195,788.931	9,521,615.391	N/A	N/A
Thomas V. McKernan	928,182,274.883	9,535,129.439	N/A	N/A
Rosemarie T. Nassif	927,271,627.712	10,445,776.610	N/A	N/A
Andrew J. Policano	927,713,862.465	10,003,541.857	N/A	N/A
Dennis C. Poulsen	928,015,561.103	9,701,843.219	N/A	N/A
Asha B. Joshi	927,635,780.023	10,081,624.299	N/A	N/A
Jordan H. Lopez	927,646,108.408	10,071,295.914	N/A	N/A
Nancy Benacci	927,683,070.693	10,034,333.629	N/A	N/A
Robert Gumm	927,914,528.076	9,802,876.246	N/A	N/A

Proposal 2

To approve an amendment to the current fundamental investment policy of certain Funds regarding industry concentration.

Fund:	For	Against	Abstained/Withheld	Broker Non- Votes
Payden California Municipal Social Impact Fund	7,472,921.980	0.000	35,729.090	1,698,852.547
Payden Cash Reserves Money Market Fund	366,174,208.180	1,066.680	3,303.540	0.000
Payden Core Bond Fund	72,705,905.031	4,261.562	49,866.498	509,638.656

Payden Corporate Bond Fund	14,040,147.716	119,966.346	111,960.874	6,660,308.682
Payden Emerging Markets Bond Fund	30,445,341.594	1,100,515.939	150,485.630	10,285,771.446
Payden Emerging Markets Corporate Bond Fund	4,492,127.958	0.000	4,565.752	0.000
Payden Emerging Markets Local Bond Fund	8,126,679.778	0.000	0.000	61,690.872
Payden Floating Rate Fund	8,157,551.552	0.000	7,548.000	788,780.911
Payden Global Fixed Income Fund	5,975,171.432	12,509.079	42,799.880	1,575,360.729
Payden Global Low Duration Fund	3,589,699.109	29,380.383	20,471.080	1,370,330.058
Payden GNMA Fund	6,495,887.339	49,467.811	80,138.441	3,128,804.423
Payden High Income Fund	72,863,472.340	63,475.484	3,933,669.027	6,386,880.366
Payden Limited Maturity Fund	105,903,954.499	31,408.551	975,637.526	5,200,528.344
Payden Low Duration Fund	50,130,352.484	30,446.290	60,674.469	11,462,475.877
Payden Managed Income Fund	5,922,756.008	0.000	0.000	38,550.619
Payden Securitized Income Fund	20.000	0.000	0.000	0.000
Payden U.S. Government Fund	5,752,863.371	3,275.110	0.000	202,294.185

The Payden Global Fixed Income Fund did not exceed quorum for passage on Proposal 2 at the November 10, 2023, meeting of shareholders. A subsequent special meeting of shareholders was held on December 14, 2023. The results of votes taken among shareholders on the proposal before them are reported below.

Proposal 2

To approve an amendment to the current fundamental investment policy of certain Funds regarding industry concentration.

Fund:	For	Against	Abstained/Withheld	Broker Non- Votes
Payden Global Fixed Income Fund	11,824,861.747	14,407.221	42,799.880	1,465,455.706

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not Applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date August 29, 2025

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Chief Financial Officer
(principal financial officer)

Date August 29, 2025

*	Print the name and title of each signing officer under his or her signature.